As filed with the Securities and Exchange Commission on April 29, 2024

Registration No. 333-19583

Registration No. 811-08015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

Form N-4

REGISTRATION UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 40	☒

and/or

REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 41	☒

NATIONAL VARIABLE ANNUITY ACCOUNT II

(Exact name of Registrant)

NATIONAL LIFE INSURANCE COMPANY

(Name of Depositor)

One National Life Drive

Montpelier, VT 05604

(Address of Depositor's Principal Executive Offices)

(802) 229-7410

Lisa Muller, Esq.

National Life Insurance Company

One National Life Drive

Montpelier, Vermont 05604

(Name and Address of Agent for Service)

Approximate date of proposed public offering: Continuous

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously-filed post-effective amendment

Sentinel Advantage Variable Annuity-5

FLEXIBLE PREMIUM VARIABLE ANNUITY

Issued by

National Life Insurance Company through

National Variable Annuity Account II

The date of this prospectus is April 29, 2024. This prospectus states the information about the National Variable Annuity Account II (“Variable Account”), the Sentinel Advantage Variable Annuity-5 (“Contract”), and National Life Insurance Company (“National Life,” “we” or “us”) you should know before investing. This prospectus is a disclosure document and describes all of the Contract’s material features, benefits, rights, and obligations. The description of the Contract’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the Contract are changed after the date of this prospectus, in accordance with the Contract, those changes will be described in a supplemented prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. It is important that you also read the Contract and endorsements, which may reflect additional non-material state variations or other non-material variations. Please carefully read this prospectus and any related documents and keep everything together for future reference.

This Contract is not available to new purchasers.

This prospectus describes the investment options and optional features that we currently offer under the Contract. At the time you purchased the Contract, it is possible that not all of the optional features listed in this prospectus were available, as we reserved the right to prospectively restrict availability of the optional features. In addition, certain broker-dealers selling the Contracts may limit the investment options and/or optional features that are available to their customers. Ask your financial professional about which investment options and/or optional features are not offered. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse initial and any or all subsequent Premium payments. Please confirm with us or your financial professional that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.investor.gov.

The Contract makes available for investment variable options. The variable options are Subaccounts of the Separate Account, each of which invests in one of the Funds listed on Appendix A

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

● Not FDIC/NCUA insured ● Not Bank/CU guaranteed ● May lose value ● Not a deposit ● Not insured by any federal agency

1

2

GLOSSARY

Accumulation Unit - An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

Annuitant - A person named in the Contract who is expected to become, at Annuitization, the person upon whose continuation of life any annuity payments involving life contingencies depends. Unless the Owner is a different individual who is age 85 or younger, this person must be age 85 or younger at the time of Contract issuance unless National Life has approved a request for an Annuitant of greater age. The Owner may change the Annuitant prior to the Annuitization Date, as set forth in the Contract.

Annuitization - The period during which annuity payments are received.

Annuitization Date - The date on which annuity payments commence.

Annuity Payment Option - The chosen form of annuity payments. Several options are available under the Contract.

Annuity Unit - An accounting unit of measure used to calculate the value of Variable Annuity payments.

Beneficiary - The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Owner or Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Owner as set forth in the Contract.

Cash Surrender Value - An amount equal to Contract Value, minus any applicable Contingent Deferred Sales Charge, minus any applicable premium tax charge.

Chosen Human Being — An individual named at the time of Annuitization upon whose continuance of life any annuity payments involving life contingencies depends.

Code - The Internal Revenue Code of 1986, as amended.

Collateral Fixed Account — The portion of the Fixed Account which holds value that secures a loan on the Contract.

Contract Anniversary - An anniversary of the Date of Issue of the Contract.

Contract Value - The sum of the value of all Variable Account Accumulation Units attributable to the Contract, plus any amount held under the Contract in the Fixed Account, plus any amounts held in the Guaranteed Accounts, and minus any outstanding loan and accrued interest on such loans.

Contract Year - Each year the Contract remains in force commencing with the Date of Issue.

Date of Issue - The date shown as the Date of Issue on the Data Page of the Contract.

Death Benefit - The benefit payable to the Beneficiary upon the death of the Owner or the Annuitant.

Distribution - Any payment of part or all of the Contract Value.

Fixed Account - The Fixed Account is part of National Life’s general account and Guaranteed Accounts made up of all assets of National Life other than those in the Variable Account or any other segregated asset account of National Life.

Fixed Annuity - An annuity providing for payments which are guaranteed by National Life as to dollar amount during Annuitization.

Fund - A registered management investment company in which the assets of a Subaccount of the Variable Account will be invested.

Guaranteed Account — A Guaranteed Account is part of National Life’s general account. We guarantee a specified interest rate for the entire time an investment remains in a Guaranteed Account.

Home Office – National Life’s Home Office located at One National Life Drive, Montpelier, Vermont 05604; 1-800-732-8939 (telephone).

Individual Retirement Annuity (IRA) - An annuity which qualifies for favorable tax treatment under Section 408 of the Code.

3

Investment Company Act — The Investment Company Act of 1940, as amended from time to time.

Joint Owners - Two or more persons who own the Contract as tenants in common or as joint tenants. If joint owners are named, references to “Owner” in this prospectus will apply to both of the Joint Owners.

Maturity Date - The date on which annuity payments are scheduled to commence. The Maturity Date is shown on the Data Page of the Contract, and is subject to change by the Owner, within any applicable legal limits, subject to National Life’s approval.

Monthly Contract Date - The day in each calendar month which is the same day of the month as the Date of Issue, or the last day of any month having no such date, except that whenever the Monthly Contract Date would otherwise fall on a date other than a Valuation Day, the Monthly Contract Date will be deemed to be the next Valuation Day.

Non-Qualified Contract - A Contract which does not qualify for favorable tax treatment under the provisions of Sections 401 or 403(a) (Qualified Plans), 408 (IRAs), 408A (Roth IRAs), 403(b) (Tax-Sheltered Annuities), or 457 of the Code.

Owner (“you”) - The Owner is the person who possesses all rights under the Contract, including the right to designate and change any designations of the Owner, Annuitant, Beneficiary, Annuity Payment Option, and the Maturity Date.

Payee - The person who is designated at the time of Annuitization to receive the proceeds of the Contract upon Annuitization.

Premium Payment - A deposit of new value into the Contract. The term “Premium Payment” does not include transfers among the Variable Account, Fixed Account, and Guaranteed Accounts, or among the Subaccounts.

Net Premium Payments - The total of all Premium Payments made under the Contract, less any premium tax deducted from premiums.

Qualified Contract - A Contract which qualifies for favorable tax treatment under the provisions of Sections 401 or 403(a) (Qualified Plans), 408 (IRAs), 408A (Roth IRAs), 403(b) (Tax-Sheltered Annuities) or 457 of the Code.

Qualified Plans - Retirement plans which receive favorable tax treatment under section 401 or 403(a) of the Code.

Subaccounts - Separate and distinct divisions of the Variable Account that purchase shares of underlying Funds. Separate Accumulation Units and Annuity Units are maintained for each Subaccount.

Tax-Sheltered Annuity - An annuity which qualifies for favorable tax treatment under section 403(b) of the Code.

Valuation Day - Each day the New York Stock Exchange is open for business other than any day on which trading is restricted. Unless otherwise indicated, when an event occurs or a transaction is to be effected on a day that is not a Valuation Day, it will be effected on the next Valuation Day. A Valuation Day ends at the close of regular trading of the New York Stock Exchange, usually 4:00 p.m., Eastern Time.

Valuation Period - The time between two successive Valuation Days.

Variable Account -The National Variable Annuity Account II, a separate investment account of National Life into which Net Premium Payments under the Contracts are allocated. The Variable Account is divided into Subaccounts, each of which invests in the shares of a separate underlying Fund.

Variable Annuity - An annuity the accumulated value of which varies with the investment experience of a separate account.

Withdrawal - A payment made at the request of the Owner pursuant to the right to withdraw a portion of the Contract Value of the Contract.

4

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES			LOCATION IN PROSPECTUS FOR GREATER DETAIL
Charges for Early Withdrawal	Contingent Deferred Sales Charge (“CDSC”). We do not deduct a sales charge from Premium Payments. However, if you surrender the Contract or make a Withdrawal, we will generally deduct from the Contract Value a CDSC not to exceed 7% of the lesser of the total of all Net Premium Payments made within 5 years prior to the date of the request to surrender or the amount surrendered.[1] For example, if you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 investment. In addition, we deduct, or add, a market value adjustment to any amount you surrender, withdraw or transfer from a Guaranteed Account before its termination date.			Charges and Deductions – Contingent Deferred Sales Charge
Transaction Charges	In addition to the CDSC described above, you may be charged a transfer charge of $25 for each transfer in excess of 12 transfers in a Contract Year. In addition, we deduct, or add, a market value adjustment to any amount you surrender, withdraw or transfer from a Guaranteed Account before its termination date. You may also be charged a transaction charge if you request expedited delivery or wire transfer of funds.			Charges and Deductions; The Guaranteed Accounts
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected.
	ANNUAL FEE	MINIMUM	MAXIMUM
	Base Contract[2]	1.40%	1.40%	CHARGES AND DEDUCTIONS – Deductions from the Variable Account
	Investment Options (Underlying Fund fees and expenses)[3]	0.35%	10.54	CHARGES AND DEDUCTIONS – Other Charges

1  No CDSC will be deducted upon the Annuitization of Contracts, upon payment of a death benefit pursuant to the death of the Owner or from any values which have been held under a Contract for at least 5 years.

2  As a percentage of the daily average Variable Account Contract Value, including the Mortality and Expense Risk and Administrative Charge.

3  As a percentage of average Fund net assets.

5

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	LOWEST ANNUAL COST ESTIMATE: $1,762.39	HIGHEST ANNUAL COST ESTIMATE: $3,779.75

Assumes:

Investment of $100,000

5% annual appreciation

Least expensive combination of Fund fees and expenses

No optional benefits

No sales charges

No additional purchase payments, transfers or withdrawals

Assumes:

Investment of $100,000

5% annual appreciation

Most expensive combination of add-on benefits, and Fund fees and expenses

No sales charges

No additional purchase payments, transfers or withdrawals

	RISKS		Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract.		PRINCIPAL RISKS
Not a Short-Term Investment	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Withdrawal charges apply for up to 7years following your last Premium payment. They will reduce the value of your Contact if you withdraw money during that time. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.		PRINCIPAL RISKS
Risks Associated with Investment Options

● An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose.

● Each investment option (Subaccount) has its own unique risks.

● Early withdrawals from a Guaranteed Account Option are subject to a Market Value Adjustment

● You should review the prospectuses for the available Funds before making an investment decision.

PRINCIPAL RISKS
Insurance Company Risks	Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of National Life. More information about National Life, including its financial strength rating, is available upon request from National Life by visiting our website at www.nationallife.com or by calling 1-800-732-8939.		PRINCIPAL RISKS

6

RESTRICTIONS
Investments

● You may transfer the Contract Value among the Subaccounts of the Variable Account, between the Variable Account and the Fixed Account (subject to specific limitations), and between the Guaranteed Accounts and either the Fixed Account (subject to specific limitations) or the Subaccounts of the Variable Account, by making a written transfer request. In the case of transfers out of a Guaranteed Account prior to its termination date, a market value adjustment will be applied.

● We reserve the right to charge $25 for each transfer in excess of 12 in a Contract Year. We are not currently assessing transfer charges.

● National Life may remove or substitute Funds as investment options available under the Contract

RIGHTS AND PRIVILEGES UNDER THE CONTRACT – Transfers CHARGES AND DEDUCTIONS – Transfer Charge

Optional Benefits	● Not all add-on benefits are available through all broker-dealers and may vary by state or date of purchase. ● We may modify or discontinue an add-on benefit at any time.	BENEFITS AVAILABLE UNDER THE CONTRACT

TAXES
Tax Implications

● Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.

● If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.

● Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.

FEDERAL INCOME TAX CONSIDERATIONS
CONFLICTS OF INTEREST
Investment Professional Compensation

Your registered representative or other investment professionals may receive compensation for selling this Contract to you in the form of commissions, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.

This Contract is not available to new purchasers.

DISTRIBUTION OF THE CONTRACT
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.	DETAILED DESCRIPTION OF CONTRACT PROVISIONS

OVERVIEW OF THE CONTRACT

Q.    What is this Contract, and what is it designed to do?

A.    The Sentinel Advantage Variable Annuity-5 (SAVA-5) Contract is intended to help you save for retirement or another long-term investment purpose through investments in a variety of investment options during the accumulation phase. The Contract also offers death benefits to protect your designated beneficiaries. Through the annuitization feature, the Contract can supplement your retirement income by providing a stream of income payments. This Contract may be appropriate if you have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Funds.

Q.    How do I accumulate assets in the Contract and receive income from the Contract?

A.    Your Contract has two phases: the accumulation phase, when you make Premium payments to us, and the income, or annuity, phase, when we make income payments to you.

Accumulation Phase

During the accumulation phase, to help you accumulate assets, you can allocate your Premium payments to the Variable Account, the Fixed Account, or the Guaranteed Accounts.

The Variable Account is divided into Subaccounts. Each Subaccount invests in a corresponding (mutual fund) Fund, each of which has its own investment strategies, investment adviser(s), expense ratios, and returns.

7

The Fixed Account offers an effective annual interest rate of at least the minimum required by your state.

The Guaranteed Accounts guarantee a specified interest rate for the entire period of an investment if the Contract Value remains in the Guaranteed Account for the specified period of time.

A list of Funds in which the Variable Account currently invest is provided in Appendix A: Funds Available Under the Contract.

Income (Annuity) Phase

You can elect to annuitize your Contract and turn your Contract Value into a stream of fixed and/or variable income payments from us. (Variable payments depend on the investment performance of the Subaccounts.) We will pay proceeds according to the Annuity Payment Option you select. If the Contract Value at the Annuitization Date is less than $3,500, the Contract Value may be distributed in one lump sum instead of annuity payments. If any annuity payment would be less than $100, we have the right to change the frequency of payments to intervals that will result in payments of at least $100. In no event will annuity payments be less frequent than annually.

Please note that if you annuitize, your Contract Value will be converted to income payments, and you may no longer withdraw money at will from your Contract. All add-on benefits terminate when you begin taking income payments.

Q.    What are the Contract’s primary features and options?

A.     Accessing your money. Until you annuitize, you have full access to your money. You can choose to withdraw your Contract Value at any time (although if you withdraw early, you may have to pay a contingent deferred sales charge, charges due under any optional endorsement and/or taxes, including tax penalties). Certain withdrawals could substantially reduce or even terminate the benefits available under the Contract.

Tax Treatment. Your Premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your Contract, such as when (1) you make a withdrawal; (2) you receive an income payment from the Contract; or (3) upon payment of a death benefit.

Death Benefits.  The Contract provides for payment of a Death Benefit to the Beneficiary, the amount of which depends on whether the Owner dies before or after annuitization, age of owner or oldest Joint Owner at death and whether death occurs prior to or after the Contract Anniversary, Contract Value, and Net Premium Payments made to the Contract (less all withdrawals and less all outstanding loans and accrued interest). All amounts paid will be reduced by premium tax charges, if any.

Withdrawal Options. You may withdraw part or all of the Cash Surrender Value at any time before the Contract is Annuitized (see “Surrender and Withdrawal” below). A Withdrawal or a surrender may be restricted under certain qualified Contracts and result in federal income tax, including a federal penalty tax (see “Federal Income Tax Considerations” below). You may have to pay a surrender charge and/or (in the case of Contract Value allocated to a Guaranteed Account) a market value adjustment on the Withdrawal.

Loan Provisions. Subject to approval in your state, if you own a section 403(b) Tax-Sheltered Annuity Contract, you will be able to borrow on your Contract. Loans will be subject to the terms of the Contract and the Code. If a loan provision is included in your Tax-Sheltered Annuity Contract, loans will be available any time prior to the Annuitization Date. We may limit the number of loans available on a single contract. Loans may be subject to a minimum and maximum amount.

Transfers. You may transfer the Contract Value among the Subaccounts of the Variable Account and among the Variable Account, the Fixed Account (subject to the limitations set forth below) and the Guaranteed Accounts by making a written transfer request. You may also elect telephone transaction privileges. We currently allow transfers to the Fixed Account and the Guaranteed Accounts of all or any part of the Variable Account Contract Value, without charge or penalty. You may, one time each year between January 1st and February 15th, transfer a portion of the unloaned value in the Fixed Account to the Variable Account.

Rebalancing. At no additional charge, you can arrange to have us automatically reallocate your Contract Value among Subaccounts periodically to maintain your selected allocation percentages. Certain restrictions apply.

Dollar Cost Averaging. Alternately, at no additional charge, you may select Dollar Cost Averaging, which automatically transfers a dollar amount or percentage of money periodically into Subaccounts you select from the Money Market Subaccount.

8

FEE TABLE

The following tables describe the fees and expenses that you will pay when purchasing, owning and taking partial or total withdrawals from the Contract. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected.

The first table and footnotes describe the fees and expenses that you will pay at the time that you buy the Contract, take a Withdrawal from or surrender the Contract, transfer Contract Value between investment options or, for certain Qualified Contracts, take a loan. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases	None
Contingent Deferred Sales Charge (as a percentage of Net Premium Payments Withdrawn)	7%
	3.5%
Premium Taxes	See below	(1)
Transfer Charge	$25	(2)

In addition, we deduct, or add, a market value adjustment to any amount you surrender, withdraw or transfer from a Guaranteed Account before its termination date.

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Annual Contract Expenses (deducted daily as a percentage of Variable Account Contract Value)

Annual Contract Fee(3)	$30
Base Contract Expenses	1.40%

Optional Benefit Expenses

Loan Interest Spread (effective annual rate)	2.25	%(4)

(1)	States may assess premium taxes on premiums paid under the Contract. Where National Life is required to pay this premium tax when a Premium Payment is made, it may deduct an amount equal to the amount of premium tax paid from the Premium Payment. National Life currently intends to make this deduction from Premium Payments only in South Dakota. In the remaining states which assess premium taxes, a deduction will be made only upon Annuitization, death of the Owner, or surrender. See “Premium Taxes,” below.

(2)	We reserve the right to make a $25 charge on each transfer in excess of 12 transfers in a Contract Year. However, no such charge is currently applied.

(3)	The Annual Contract Fee is assessed only upon Contracts which, as of the applicable Contract Anniversary, have a Contract Value of less than $50,000. The fee is not assessed on Contract Anniversaries after the Annuitization Date.

(4)	The Loan Interest Spread is the difference between the amount of interest we charge on loans (maximum 15%) and the amount of interest we credit to amounts held in the Collateral Fixed Account to secure the loan (maximum 12.5%)

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the Funds and may be higher or lower in the future. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A.

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from the Fund assets, including management and administration fees, distribution and/or service (12b-1) fees, and other expenses as of December 31, 2023.	0.35%	10.54%

9

Guaranteed Maximum Charges Examples

The table below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity policies. These costs include transaction expenses, Contract fees, Variable Account annual expenses and Fund fees and expenses. The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses. The annual Contract fee is contemplated in the examples below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you surrender your Contract Value at the end of the applicable time period				If you annuitize or do not surrender at the end of the applicable time period
1 Year	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
10,779.75	16,467.52	22,329.55	39,773.10	3,779.75	11,467.52	19,329.55	39,773.10

The Contract may not be annuitized in the first two years from the Date of Issue.

The example does not represent past or future expenses. Your actual costs may be higher or lower.

PRINCIPAL RISKS

This section is intended to summarize the principal risks of investing in the Contract. Additional risks and details regarding various risks and benefits of investing in the Contract are described in the relevant sections of the prospectus and SAI.

Risk of Loss. You can lose money by investing in the Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.

Risks Associated with Underlying Fund Investment Options. You bear all the investment risk for amounts allocated to one or more of the Subaccounts, which invest in underlying Funds. If the Subaccounts you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the Funds in which your Subaccounts invest. We do not guarantee the investment results of any Fund. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected underlying Fund(s), each of which has its own unique risks. You should review the Funds before making an investment decision.

Short-Term Investment Risk. The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.

Insurance Company Risks. An investment in the Contract is subject to the risks related to us, National Life. Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of National Life. If National Life experiences financial distress, it may not be able to meet its obligations to you.

Investment Restrictions. We reserve the right to limit transfers and may charge $25 per transfer when you transfer your Contract Value between the investment options more than 12 times in a Contract Year. We currently do not charge this transfer fee. We also reserve the right to terminate certain Contract features such as the Dollar Cost Averaging and Rebalancing programs.

In addition, we reserve the right to remove Subaccounts or substitute Funds as investment options that are available under the Contract.

Premium Payment Risk. Your ability to make additional Premium payments may be restricted under the Contract, depending on the version of the Contract that you own, the add-on benefits that you have elected, and other factors. The maximum aggregate Premiums you may make without our prior approval is $1 million. The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract, including the add-on death benefits. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.

Fees and Charges. Deduction of Contract fees and charges, and add-on benefit fees, may result in loss of principal. We reserve the right to increase the fees and charges under the Contract and add-on benefits up to the maximum guaranteed fees and charges stated in your Contract or add-on benefit endorsement.

10

Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The applicable tax rules can differ, depending on the type of Contract, whether non-qualified, traditional IRA, Roth IRA or qualified plan. We cannot provide detailed information on all tax aspects of the Contracts. Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect Contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a Contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.

Risks Affecting our Administration of Your Contract. We and our service providers and business partners are subject to certain risks, including those resulting from system failures, cybersecurity events, the coronavirus (COVID-19) pandemic and other pandemics and epidemics, and other disasters. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers and may materially impact our ability to administer the Contract (and to keep Contract owner information confidential).

Optional Benefits. Certain benefits are subject to conditions. You may need to make early withdrawals, which have the potential to substantially reduce or even terminate the benefits available under the Contract from the add-on benefits.

If your Contract includes one of the optional benefits, withdrawals will reduce the value of the benefits in proportion to the amount of the withdrawal relative to the total Contract Value at the time of withdrawal. Accordingly, under certain circumstances, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.

Conditions to Contract Benefits. Certain benefits under the Contract are contingent on several conditions being met. If those conditions are not met, you may not realize a benefit from the Contract or add-on benefit for which you have been charged a fee.

Alternatives to the Contract. Other contracts or investments may provide more favorable returns or benefits than the Contract.

Potentially Harmful Transfer Activity. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Subaccounts may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Subaccounts. (See “Contract Rights and Privileges —Disruptive Trading” for more information.) We cannot guarantee that these policies and procedures will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other Owners.

Cyber Security and Business Continuity Risk. Our variable insurance product business relies heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively by preventing the workforce from working remotely and impair our ability to process Contract-related transactions or to calculate Contract values.

11

The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.

NATIONAL LIFE, THE VARIABLE ACCOUNT, AND THE FUNDS

National Life

National Life is domiciled in Vermont and authorized to transact life insurance and annuity business all 50 states and the District of Columbia. National Life issues the Contracts described in this prospectus has primary responsibility for administration of the Contracts and the Variable Account. National Life’s business address is 1 National Life Drive, Montpelier, Vermont 05604.

How to Obtain More Information. We encourage both existing and prospective Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Vermont Department of Financial Regulation—as well as the financial statements of the Variable (on a consolidated basis)—are located in the SAI. For a free copy of the SAI, call or write us at our Home Office. In addition, the SAI is available on the SEC's website at http://www.sec.gov.

The Variable Account

The Variable Account was established by National Life on November 1, 1996, pursuant to the provisions of Vermont law.

National Life has caused the Variable Account to be registered with the SEC as a unit investment trust pursuant to the provisions of the Investment Company Act. Such registration does not involve supervision of the management of the Variable Account or National Life by the SEC.

The Variable Account is a separate investment account of National Life and, as such, is not chargeable with liabilities arising out of any other business National Life may conduct. National Life does not guarantee the investment performance of the Variable Account. Obligations under the Contracts are obligations of National Life. Income, gains and losses, whether or not realized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of National Life.

Net Premium Payments are allocated within the Variable Account among one or more Subaccounts made up of shares of the Fund options designated by the Owner. A separate Subaccount is established within the Variable Account for each of the Fund options.

We have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act (the “CEA”) with respect to the Variable Account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the separate accounts.

The Funds

You may choose from among a number of different Subaccount options. The investment experience of each of the Subaccounts depends on the investment performance of the underlying Fund. Appendix A gives a complete list of all of the Funds under the Contract.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Funds will be comparable to the investment results of any other funds, even if the other fund has the same investment adviser or manager.

The Variable Account purchases and redeems shares of the Funds at net asset value. The Variable Account automatically reinvests all dividend and capital gain distributions of the Funds in shares of the distributing Funds at their net asset value on the date of distribution. In other words, the Variable Account does not pay Fund dividends or Fund distributions out to you as additional units, but instead reflects them in unit values.

12

Before choosing to allocate your Premium Payments and Contract Value, carefully read the prospectus for each Fund, along with this prospectus. There is no assurance that any of the Funds will meet their investment objectives. We do not guarantee any minimum value for the amounts allocated to the Variable Account. You bear the investment risk of investing in the Funds. There is no assurance that the BlackRock Government Money Market Fund (the “BlackRock Money Market Portfolio”) will be able to maintain a stable net asset value per share. You should know that during extended periods of low interest rates, and partly as a result of contract charges, the yields of the BlackRock Money Market Portfolio in which a Subaccount invests (the “Money Market Subaccount”) may also become extremely low and possibly negative.

Not all Funds may be available in all states or in all markets.

There is no assurance that any of the Funds will achieve their investment objective(s). Certain Funds may employ hedging strategies to provide for downside protection during a sharp decline in the equity markets. The cost of those hedging strategies could limit the upside participation by such Funds in rising equity markets relative to other Funds. Please consult your registered representative. You can find detailed information about the Funds, including a description of risks and expenses, in the prospectuses for the Funds. You should read these prospectuses carefully before investing and keep them for future reference.

Voting Rights

Voting rights under the Contracts apply only with respect to Net Premium Payments or accumulated amounts allocated to the Variable Account.

In accordance with our view of present applicable law, we vote the shares of the Funds held in the Variable Account at regular and special meetings of the shareholders of the Funds. These shares are voted in accordance with instructions received from you if you have an interest in the Variable Account. If the Investment Company Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Funds in our own right, we may elect to do so.

The person having the voting interest under a Contract is the Owner. The number of Fund shares attributable to each Owner is determined by dividing the Owner’s interest in each Subaccount by the net asset value of the Fund corresponding to the Subaccount.

We vote Fund shares held in the Variable Account as to which no timely instructions are received in the same proportions as the voting instructions we receive with respect to all contracts participating in the Variable Account. This means that a small number of Owners may control how we vote.

Each person having a voting interest will receive periodic reports relating to the Funds, proxy material and a form with which to give such voting instructions.

THE FIXED ACCOUNT AND THE GUARANTEED ACCOUNTS

The Fixed Account

You may allocate all or part of your Net Premium Payments or make transfers from the Variable Account or the Guaranteed Accounts to the Fixed Account. Contract Value held in the Fixed Account will earn an effective annual interest rate of at least the minimum required by your state.

The Guaranteed Accounts

You may allocate all or part of your Net Premium Payments or make transfers from the Variable Account (or to a limited extent from the Fixed Account) to a Guaranteed Account with a duration of 3, 5, 7 or 10 years. These Guaranteed Accounts guarantee a specified interest rate for the entire period of an investment if the Contract Value remains in the Guaranteed Account for the specified period of time. If you surrender your Contract or withdraw or transfer Contract Value out of a Guaranteed Account prior to the end of the specified period, a market value adjustment will be applied to such Contract Value surrendered, withdrawn or transferred.

13

CHARGES AND DEDUCTIONS

All of the charges described in this section apply to Variable Account allocations. Allocations to the Fixed Account are subject to CDSCs, the Annual Contract Fee and Premium Tax deductions. The Fixed Account and the Guaranteed Accounts are not subject to the Mortality and Expense Risk Charge and the Administration Charge.

We deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Contracts. We incur certain costs and expenses for the distribution and administration of the Contracts and for providing the benefits payable thereunder. More particularly, the administrative services include:

●	processing applications for and issuing the Contracts;
●	processing purchases and redemptions of Fund shares as required (including automatic withdrawal services);
●	maintaining records;
●	administering annuity payouts;
●	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
●	reconciling and depositing cash receipts;
●	providing Contract confirmations;
●	providing toll-free inquiry services; and
●	furnishing telephone transaction privileges.

The risks we assume include:

●	the risk that the actual lifespan of persons receiving annuity payments under Contract guarantees will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Contract and cannot be changed);
●	the risk that Death Benefits will exceed the actual Contract Value;
●	the risk that more Owners than expected will qualify for and exercise waivers of the CDSC; and
●	the risk that our costs in providing the services will exceed our revenues from the Contract charges (which we cannot change).

The amount of a charge will not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the CDSC collected may not fully cover all of the distribution expenses we incur. We may also realize a profit on one or more of these charges. We may use any profits for any corporate purpose, including sales expenses.

Deductions from the Variable Account

We deduct from the Variable Account an amount, computed daily, which is equal to an annual rate of 1.40% of the daily net asset value (referred to as Base Contract Expenses in the Fee Table). The charge consists of a 0.15% Administration Charge and a 1.25% Mortality and Expense Risk Charge.

Contingent Deferred Sales Charge

We may pay a commission up to 6.5% (up to 7.0% during certain promotional periods) for the sale of a Contract; however, we make no deduction for a sales charge from the Premium Payments for these Contracts. If a Withdrawal is made or a Contract is surrendered, we will with certain exceptions, deduct a CDSC.

The CDSC is calculated by multiplying the applicable CDSC percentages noted below by the Net Premium Payments that are withdrawn or surrendered. For purposes of calculating the CDSC Withdrawals or surrenders are considered to come first from the oldest Net Premium Payment made to the Contract, then the next oldest Net Premium Payment and so forth, and last from earnings on Net Premium Payments. No CDSC is ever assessed with respect to a Withdrawal or surrender of earnings on Net Premium Payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first. This charge will apply in the amounts set forth below to Net Premium Payments within the time periods set forth.

The CDSC applies to Net Premium Payments as follows:

Number of Completed Years from Date of Net Premium Payment	Contingent Deferred Sales Charge Percentage	Number of Completed Years from Date of Net Premium Payment	Contingent Deferred Sales Charge Percentage
0	7%	4	3%
1	6%	5	0%
2	5%
3	4%

14

In any Contract Year after the first Contract Year, you may make Withdrawals, without a CDSC, of an aggregate amount equal to 15% of the Contract Value (except for in New Jersey and the State of Washington where the free amount is 10%). This CDSC-free Withdrawal privilege does not apply to full surrenders of the Contract, and if a full surrender is made within one year of exercising a CDSC-free Withdrawal, then the CDSC which would have been assessed at the time of the Withdrawal will be assessed at the time of surrender. The CDSC-free feature is also non-cumulative. This means that free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. In addition, any amount withdrawn in order to meet minimum Distribution requirements under the Code shall be free of CDSC.

In the first Contract Year, a CDSC-free Withdrawal is available in an amount not exceeding 1/12th of 15% (10% in New Jersey and the State of Washington) of each Premium Payment for each completed month since each Premium Payment. Two ways to access these CSDC-free amounts in the first Contract Year are by setting up a monthly systematic Withdrawal program for an amount not exceeding the annual CDSC-free Withdrawal amount (see “Available Automated Fund Management Features-Systematic Withdrawals,” below), or by making a Withdrawal that is part of a series of substantially equal periodic payments over the life of the Owner or the joint lives of the Owner and his or her spouse, to which section 72(t)(2)(A)(iv) of the Code applies. Regardless of the method of Withdrawal, systematic or otherwise, at no point in the first Contract Year will total CDSC-free Withdrawals be available in an amount that exceeds 1/12th of 15% of each premium payment times the number of completed months since each premium payment. You may be subject to a tax penalty if you take Withdrawals prior to age 59½ (see “Federal Income Tax Considerations,” below). In New Jersey and the State of Washington, the CDSC-free provision will apply to full surrenders and Withdrawals but will be limited to 10% of the Contract Value as of the most recent Contract Anniversary for both Withdrawals and full surrenders.

In addition, no CDSC will be deducted:

●	upon the Annuitization of Contracts,

●	upon payment of a death benefit pursuant to the death of the Owner, or

●	from any values which have been held under a Contract for at least 60 months.

No CDSC applies upon the transfer of value among the Subaccounts or between the Fixed Account or a Guaranteed Account and the Variable Account; however, a Market Value Adjustment may apply to transfers out of a Guaranteed Account before the termination date of such account.

When a Contract is held by a charitable remainder trust, the amount which may be withdrawn from this Contract without application of a CDSC after the first Contract Year, shall be the larger of (a) or (b), where:

(a) is the amount which would otherwise be available for Withdrawal without application of a CDSC; and where

(b) is the difference between the Contract Value as of the last Contract Anniversary and the Net Premium Payments made to the Contract, less all Withdrawals and less any outstanding loan and accrued interest, as of the last Contract Anniversary.

We will waive the CDSC if the Owner dies or if the Owner annuitizes. However, if the Owner elects a settlement under Payment Option 1, and subsequently surrenders the Contract prior to seven years after the date of the last Premium Payment, the surrender will be subject to a CDSC.

We will also waive the CDSC if, following the first Contract Anniversary, you are confined to an eligible nursing home for at least the 90 consecutive days ending on the date of the Withdrawal request. This waiver is not available in the States of New Jersey and New York.

Annual Contract Fee

For Contracts with a Contract Value of less than $50,000 as of any Contract Anniversary prior to the Annuitization Date, we will assess an Annual Contract Fee of $30. This fee will be assessed annually on each Contract Anniversary on which the Contract Value is less than $50,000. No Annual Contract Fee will be assessed after the Annuitization Date. This fee will be taken pro rata from all Subaccounts of the Variable Account and the unloaned portion of the Fixed Account.

Transfer Charge

Currently, transfers are permitted free of charge among the Subaccounts and the Guaranteed Accounts, and transfers among the Fixed Account, the Variable Account and the Guaranteed Accounts are permitted free of charge within the limits described above under “Transfers” (however, a market value adjustment will be applied to any transfer out of a Guaranteed Account prior to its termination date. See “The Guaranteed Accounts,” below). We have no present intention to impose a transfer charge in the foreseeable future. However, we reserve the right to impose in the future a transfer charge of $25 on each transfer in excess of 12 transfers in any Contract Year. We may do this if the expense of administering transfers becomes burdensome. We would not anticipate making a profit on any future transfer charge.

15

If we impose a transfer charge, we will deduct it from the amount transferred. All transfers requested on the same Valuation Day are treated as one transfer transaction. Any future transfer charge will not apply to transfers made pursuant to the Dollar Cost Averaging and Subaccount Rebalancing features, transfers resulting from loans, or if there has been a material change in the investment policy of the Fund from which the transfer is made. These transfers will not count against the 12 free transfers in any Contract Year.

Premium Taxes

If a governmental entity imposes premium taxes, we make a deduction for premium taxes in a corresponding amount. Certain states impose a premium tax, currently ranging up to 3.5%. We will pay premium taxes at the time imposed under applicable law. Where we are required to pay this premium tax, we may deduct an amount equal to premium taxes from the Premium Payment. We currently intend to make this deduction from Premium Payments only in South Dakota. In the remaining states which assess premium taxes, we currently expect to make deductions for premium taxes at the time of Annuitization, death of the Owner, or surrender, although we also reserve the right to make such a deduction at the time we pay premium taxes to the applicable taxing authority.

Other Charges

The Variable Account purchases shares of the Funds at net asset value. The net asset value of those shares reflects management fees and expenses already deducted from the assets of the Funds. Information on the fees and expenses for the Funds is set forth in “Fund Annual Expenses” above.

More detailed information is contained in the Funds’ prospectuses, which are available at no charge by contacting us at the number and address listed on the first page of this prospectus.

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as our insurance agents. We pay commissions to the broker-dealers for selling the Contracts. You do not pay directly these commissions. We do. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contracts. (See “Distribution of the Contracts” below).

A market value adjustment may apply to certain surrenders, withdrawals, transfers, and annuitization from a Guaranteed Account. See “The Guaranteed Accounts — Market Value Adjustment.”

We pay compensation to broker-dealers who sold the Contracts. (See “Distribution of Contracts,” below).

DETAILED DESCRIPTION OF CONTRACT PROVISIONS

We describe our basic Contract below. There may be differences in your Contract (such as differences in fees, charges or benefits) from the one described in this prospectus because of the requirements of the state where we issued your Contract. Please consult your Contract for its specific terms.

Issuance of a Contract

This Contract is not available to new purchasers.

The Contract is available to Owners up to and including age 85, on an age on nearest birthday basis, on the Date of Issue. If the Contract is issued to Joint Owners, then the oldest Joint Owner must be 85 years of age or younger on the Date of Issue, again on an age on nearest birthday basis. If the Owner is not a natural person, then the age of the Annuitant must meet the requirements for Owners. At our discretion, we may issue Contracts at ages higher than age 85.

In order to purchase a Contract, an individual must forward an application to us through a licensed National Life agent who is also a registered representative of ESI, the principal underwriter of the Contracts, or another broker/dealer having a Selling Agreement with ESI or a broker/dealer having a Selling Agreement with such a broker/dealer.

If you are purchasing the Contract in connection with a tax-favored arrangement, including an IRA or a Roth IRA, you should carefully consider the costs and benefits of the Contract (such as annuitization benefits) before purchasing a Contract since the tax-favored arrangement itself provides for tax-sheltered growth.

16

You should not purchase this Contract if you plan to use it for speculation, arbitrage, a viatical settlement or any other type of collective investment scheme. Your Contract may not be traded on any stock exchange or secondary market. By purchasing this Contract, you represent and warrant that you are not using this Contract for speculation, arbitrage, a viatical settlement or any other type of collective investment trust.

Tax Free “Section 1035” Exchanges. You can generally exchange one non-qualified variable annuity contract for another in a “tax-free exchange” under Section 1035 of the Code. Before making the exchange, you should compare both contracts carefully.

Important Information About Procedures for Opening a New Account. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

Allocation of Net Premium Payments. In the application for the Contract, the Owner will indicate how Net Premium Payments are to be allocated among the Subaccounts of the Variable Account, the Fixed Account and/or the Guaranteed Accounts. These allocations may be changed at any time by the Owner by written notice to us at our Home Office or, if the telephone transaction privilege has been elected, by telephone instructions (see “Telephone Transaction Privilege,” below); all such allocation instructions must be provided in good order. If you change the Contract’s premium allocation percentages, Subaccount will automatically be discontinued unless you specifically direct otherwise. To allocate premiums other than to the existing allocation, the owner must submit a written request with clear direction separate from the check.

The percentages of Net Premium Payments that may be allocated to any Subaccount, the Fixed Account, or any Guaranteed Account must be in whole numbers of not less than 1%, and the sum of the allocation percentages must be 100%. We allocate the initial Net Premium Payment within two business days after receipt at our home office, if the application and all information necessary for processing the order are complete. We do not begin processing your purchase order until we receive the application and initial premium payment at our Home Office, identified on the first page of this prospectus, from your agent’s broker-dealer.

If the application is not properly completed, we retain the initial Premium Payment for up to five business days while attempting to complete the application. If the application is not complete at the end of the five-day period, we inform the applicant of the reason for the delay and the initial Premium Payment will be returned immediately, unless the applicant specifically consents to our retaining the initial Premium Payment until the application is complete. Once the application is complete, we allocate the initial Net Premium Payment as designated by the Owner within two business days.

We allocate subsequent Net Premium Payments as of the Valuation Date we receive Net Premium Payments at our Home Office, based on your allocation percentages then in effect. Please note that if you submit your Premium Payment to your agent, we will not begin processing the Premium Payment until we have received it from your agent’s selling firm. At the time of allocation, we apply Net Premium Payments to the purchase of Fund shares. The net asset value of the shares purchased is converted into Accumulation Units.

When all or a portion of a premium payment is received without a clear subaccount designation or allocated to a subaccount that is not available for investment, we may allocate the undesignated portion or the entire amount, as applicable, into the Money Market Subaccount. You may at any time after the deposit direct us to redeem or exchange units in the Money Market Subaccount, which will be completed at the next appropriate net asset value. All transactions will be subject to any applicable fees or charges.

The Subaccount values will vary with their investment experience, and you bear the entire investment risk. You should periodically review your allocation percentages in light of market conditions and your overall financial objectives.

We offered a one-time credit in the amount of 3% of the initial Net Premium Payment to Owners whose initial Net Premium Payment comes from the surrender of an annuity contract issued by National Life’s affiliate, Life Insurance Company of the Southwest. We paid this credit after the free look right with respect to the Contract had expired.

THE VARIABLE ACCOUNT

Contractual Arrangements. National Life has entered or may enter into agreements with Funds pursuant to which the adviser or an affiliate pays National Life a fee based upon an annual percentage of the average net asset amount invested on behalf of the Variable Account and our other separate accounts in exchange for providing administration and other services to Owners on behalf of the Funds. Administration and services may include answering Owner’s questions about the Funds, providing prospectuses, shareholder reports and other Fund documents, providing Funds and their boards information about the Contracts and their operations and/or collecting voting instructions for Fund shareholder proposals. The amount of the compensation is based on a percentage of assets of the Funds attributable to the Contracts and certain other variable insurance products that National Life issues. These percentages may differ, and we may be paid a greater percentage by some investment advisers or affiliates than others. The amount of this compensation with respect to the Contracts during 2023 ranged from $80.00 to $162.50 per adviser/affiliate, and the percentages of assets on which the fees are based ranged from 0.0899%% to 0.1825%% (this includes payments received in 2023 for services rendered in 2020). The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us to provide these services. The payments we receive as compensation for providing these services may be used by us for any corporate purpose, including payment of expenses (i) that we and our affiliates incur in promoting, issuing, marketing and administering the Contracts, and (ii) that we incur, in our role as intermediary, in promoting, marketing and administering a Fund. National Life may profit from these payments. For more information on the compensation we receive, see “Contractual Arrangement between National Life and the Funds’ Investment Advisors or Distributors” in the Statement of Additional Information.

17

Our affiliate, Equity Services, Inc. (“ESI”), the principal underwriter for the Contracts, will receive 12b-1 fees deducted from certain Fund assets pursuant to a 12b-1 plan. The 12b-1 plan is described in more detail in each Fund’s prospectus. Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time they will increase the cost of an investment in Fund shares.

We select the Funds offered through this Contract based on several criteria, including asset class coverage, the alignment of the investment objectives of a Fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund’s adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates, as described above and in the Statement of Additional Information under “Contractual Arrangements Between National Life And The Funds’ Investment Advisors Or Distributors.” We review the Funds periodically and may remove a Fund or limit its availability to new Premium Payments and/or transfers of Contract Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Owners.

You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Funds you have chosen.

Owners, through their indirect investment in the Funds, bear the costs of investment advisory or management and other fees that the Funds pay to their respective investment advisers, and in some cases, subadvisers and other service providers (see the Funds’ prospectuses for more information). As described above, an investment adviser or subadviser to a Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory (and in some cases, subadvisory) or other fees deducted from Fund assets.

Conflicts of Interest. The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of National Life. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Owners and variable annuity Payees, including withdrawal of the Variable Account from participation in the underlying Fund(s) involved in the conflict.

Change of Address Notification

To protect you from fraud and theft, National Life may verify any changes in address you request by sending a confirmation of the change to both your old and new address. National Life may also call you to verify the change of address.

Unclaimed or Abandoned Property

Every state has unclaimed property laws that generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the death benefit is due and payable.  For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, then the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile.  This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation.  To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change.  Please call 1-800-732-8939 to make such changes.

18

THE FIXED ACCOUNT

Net Premium Payments under the Fixed Account portion of the Contract and transfers to the Fixed Account portion are part of our general account, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account, including the Guaranteed Accounts discussed below, are not registered under the Securities Act of 1933 (“Securities Act”), nor is the general account registered as an investment company under the Investment Company Act. Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the Securities Act or Investment Company Act, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the guaranteed interest portion. Disclosures regarding the Fixed Account, the Guaranteed Accounts, and the general account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Our general account is made up of all our general assets, other than those in the Variable Account and any other segregated asset account. Fixed Account Net Premium Payments will be allocated to the Fixed Account by election of the Owner at the time of purchase or by a later change in allocation of Net Premium Payments. We will invest the assets of the Fixed Account and the Guaranteed Accounts in those assets we choose and allowed by applicable law.

Minimum Guaranteed and Current Interest Rates

The Contract Value held in the Fixed Account that is not held in a Collateral Fixed Account is guaranteed to accumulate at a minimum effective annual interest rate which may vary from time to time, but which will be fixed at the issue of a Contract and will not vary over the life of the Contract, and will be at least the minimum effective interest rate required by your state’s law. We may credit the Contract Value in the unloaned portion of the Fixed Account with current rates in excess of the minimum guarantee, but we are not obligated to do so. We have no specific formula for determining current interest rates. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, allocations to the Fixed Account made at different times are likely to be credited with different current interest rates. We declare an interest rate each month to apply to amounts allocated or transferred to the Fixed Account in that month. The rate declared on such amounts remains in effect for 12 months. In general, National Life expects to set the interest rates applicable to Contract Value held in the Fixed Account at rates which permit National Life to earn a profit on the investment of the funds. At the end of the 12-month period, we reserve the right to declare a new current interest rate on such amounts and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Fixed Account on that date). We determine any interest credited on the amounts in the Fixed Account in excess of the minimum guaranteed rate in our discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate. Amounts allocated to the Fixed Account do not share in the investment performance of our general account or any portion thereof.

Amounts deducted from the unloaned portion of the Fixed Account for the charge for the Annual Contract Fee or transfers to the Variable Account are, for the purpose of crediting interest, accounted for on a last in, first out basis. Amounts deducted from the unloaned portion of the Fixed Account for Withdrawals are accounted for on a first in, first out basis for such purpose.

National Life reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below the applicable minimum rate or shorten the period for which the interest rate applies to less than 12 months.

For Contracts purchased in the State of Washington, no Premium Payments or Contract Value may be allocated to the Fixed Account.

Enhanced Fixed Account

We may make available to the Contracts a special Fixed Account Option, called the “Enhanced Fixed Account.” The Enhanced Fixed Account allows you to move value into the Variable Account on a gradual and systematic basis, while earning interest at a higher fixed rate than otherwise offered on the Fixed Account on your value while it awaits transfer into the Variable Account. You should keep in mind that the interest rate applicable to the Enhanced Fixed Account applies only for a specified period of time and to a principal balance in the Enhanced Fixed Account that declines over time as funds are moved into the Variable Account.

The Enhanced Fixed Account will be available to new and existing Owners who make a one-time new Premium Payment of at least a minimum dollar amount we specify at the time. Contract Value in the Enhanced Fixed Account will accumulate at an effective annual interest rate in excess of the current rates then being credited to Contract Value in the Fixed Account. We will declare the interest rate for the Enhanced Fixed Account at the time of the offer in our discretion, and this interest rate will apply for the entire offer period. When we set an offer period, we will announce all the terms of the Enhanced Fixed Account and post this information on our web site at www.nationallifegroup.com.

19

If more than one Enhanced Fixed Account is offered, we will reserve the right to allow you to participate in only one such offer at a time. In that case, once you have transferred all Contract Value out of the Enhanced Fixed Account under the terms of a given offer, you may participate in subsequent offers subject to the preceding condition and subject to any qualifying rules of any subsequent offers. Any Contract Value in the Enhanced Fixed Account accepted under one offer may not be transferred to any subsequent or concurrent offer. Offer availability and interest rates are determined solely by the date of receipt of the eligible new Premium Payment in our Home Office.

We will require that the Contract Value in the Enhanced Fixed Account be systematically transferred on a monthly basis from the Enhanced Fixed Account to the Subaccounts. The required monthly transfer amount will be a percentage of the Premium Payment allocated to the Enhanced Fixed Account. We will declare this percentage at the time of the offer, in our discretion. Each month on the Monthly Contract Date, the monthly transfer amount will be transferred from the Enhanced Fixed Account to the Subaccounts and in the percentage amounts selected by the Owner (other than the Money Market Subaccount), until the Contract Value in the Enhanced Fixed Account is exhausted.

The Enhanced Fixed Account will be part of the Fixed Account described above.

Transfers into the Enhanced Fixed Account will not be allowed. The Owner may transfer Contract Value out of the Enhanced Fixed Account at any time, by making a transfer request. If the entire Contract Value in the Enhanced Fixed Account is transferred out, the program ends. If less than the entire Contract Value in the Enhanced Fixed Account is transferred out, the scheduled monthly transfers will continue until the Enhanced Fixed Account is exhausted.

The Owner may terminate participation in the Enhanced Fixed Account at any time by notifying National Life at its Home Office. This will result in all value in the Enhanced Fixed Account being transferred in accordance with the Owner’s then-current premium allocation.

Withdrawals from the Enhanced Fixed Account will be allowed, in the same manner as for other Withdrawals, but will be subject to any applicable CDSC.

Guaranteed Accounts, as described below, are not available for the systematic transfers out of the Enhanced Fixed Account.

This program is not available simultaneously with Dollar Cost Averaging or Subaccount Rebalancing, but it is available with Systematic Withdrawals. Also, if you elect to receive benefits under an Accelerated Benefits Rider while you have Contract Value in the Enhanced Fixed Account, your Contract Value in the Enhanced Fixed Account will immediately be transferred to the Money Market Subaccount.

We may permit, in our discretion, additional Premium Payments on the same Contract to be allocated to the Enhanced Fixed Account. If we do so, we will add a declared percentage of the new Premium Payment to the original monthly transfer amount, the same instructions for allocating to the Subaccounts will apply, and the program will continue to operate until the Contract Value in the Enhanced Fixed Account is exhausted.

We may need to refund Premium Payments intended for the Enhanced Fixed Account if they are less than the minimum required or if, for any other reason, the written instructions of the Owner cannot be carried out. We may hold these Premium Payments for up to 20 days before refunding them. Any amounts refunded will be credited with interest at 5.0% per annum. The Enhanced Fixed Account will not be available in the State of Washington.

THE GUARANTEED ACCOUNTS

Contract Owners may also allocate Net Premium Payments and/or Contract Value to one or more Guaranteed Accounts. These Guaranteed Accounts guarantee a specified interest rate for the entire period of an investment, if the Contract Value remains in a Guaranteed Account for the specified period of time. Guaranteed Accounts are currently available for three-, five-, seven- and ten-year periods.

Like the Fixed Account described above, Net Premium Payments under any Guaranteed Account and transfers to any Guaranteed Account are part of National Life’s general account, which supports its insurance and annuity obligations.

Investments in the Guaranteed Accounts

You may invest in a Guaranteed Account by allocating Net Premium Payments to a Guaranteed Account of the desired three-, five-, seven- and ten-year period, either on the application or by a later change in Net Premium Payment allocation. You may also transfer Contract Value from the Variable Account to a Guaranteed Account with the desired three-, five-, seven- and ten-year period by making a written transfer request, or by telephone if the telephone transaction privilege applies. Transfers from the Fixed Account to a Guaranteed Account are permitted only to the same extent described under “Transfers” above for transfers from the Fixed Account to the Variable Account.

20

All deposits into a Guaranteed Account are subject to a $500 minimum. If such an allocation would result in a deposit to a Guaranteed Account of less than $500, such Net Premium Payments will be allocated instead to the Money Market Subaccount.

You may not invest in a Guaranteed Account where the end of the guarantee period for such Guaranteed Account is later than your Contract’s Maturity Date.

Interest at a specified rate will be guaranteed to be credited to all Contract Value in a particular Guaranteed Account for the entire specified period, if the Contract Value remains in that Guaranteed Account for the entire specified period. We expect to change the specified rates for new investments in Guaranteed Accounts from time to time based on returns then available to us for the specified periods, but such changes will not affect the rates guaranteed on previously invested Contract Value. We expect to set the rates for the Guaranteed Accounts such that we will earn a profit on the investment of the funds. If you surrender your Contract or withdraw or transfer Contract Value out of a Guaranteed Account prior to the end of the specified period, a variable adjustment referred to in this prospectus as a “market value adjustment” will be applied to such Contract Value before the surrender, Withdrawal or transfer. This market value adjustment is described in detail below.

Currently there is no charge, apart from any market value adjustment as referred to above, for transfers into or out of a Guaranteed Account. However, although we have no present intention to impose a transfer charge in the foreseeable future, we reserve the right to impose in the future a transfer charge of $25 on each transfer in excess of 12 transfers in any Contract Year. We may do this if the expense of administering transfers becomes burdensome. Transfers into and out of a Guaranteed Account, other than at the termination of a Guaranteed Account, would count toward such limits.

We may at any time change the number and/or duration of Guaranteed Accounts we offer. Any such changes will not affect existing allocations to Guaranteed Accounts at the time of the change.

Termination of a Guaranteed Account

The termination date for a particular Guaranteed Account will be the anniversary of the date Contract Value is credited to a Guaranteed Account. For example, if Contract Value is transferred to a 7-year Guaranteed Account on May 2, 2016, the termination date for this Guaranteed Account is May 2, 2023, or the next following Valuation Day if May 2, 2023, is not a Valuation Day.

We will notify you in writing of the termination of your Guaranteed Account. Such notification will normally be mailed approximately 45 days prior to the termination date for a Guaranteed Account. During the 30-day period prior to the termination date (the “30-day window”), you may provide instructions to reinvest the Contract Value in a Guaranteed Account, either as of the date we receive your instructions, or the termination date (or the next Valuation Day, if the date we receive your instructions or the termination date is not a Valuation Day), in any of the Subaccounts of the Variable Account, in the Fixed Account, or in any Guaranteed Account that we may be offering at that time. No market value adjustment will apply to any such reinvestment made as the result of instructions received during the 30-day window. In the event that you do not provide instructions during the 30-day window as to how to reinvest the Contract Value in a Guaranteed Account, we will, on the termination date, or the next following Valuation Day if the termination date is not a Valuation Day, transfer the Contract Value in a Guaranteed Account to the Money Market Subaccount of the Variable Account. No market value adjustment will be applied to this transfer. You will then be able to transfer the Contract Value from the Money Market Subaccount to any other available investment option.

Market Value Adjustment

Contract Value allocated to a Guaranteed Account is not restricted from being surrendered, withdrawn, transferred or annuitized prior to the termination date of the Guaranteed Account. However, a market value adjustment will be applied to a surrender of your Contract or any such Contract Value withdrawn or transferred (we refer to a surrender, Withdrawal or transfer before the 30-day window as a “MVA Withdrawal”) from the Guaranteed Account prior to the 30-day window before its termination date.

We will apply the market value adjustment before we deduct any applicable CDSC or taxes. A market value adjustment will apply to Withdrawals from a Guaranteed Account prior to the 30-day window before its termination date even if a waiver of the CDSC applies to such a Withdrawal.

A market value adjustment reflects the change in current interest rates since we established a Guaranteed Account. The market value adjustment may be positive or negative. Adjustments may be limited in amount, as described in more detail below.

21

Generally, if at the time of your MVA Withdrawal the applicable index interest rate for maturities equal to the time remaining before the termination date of your Guaranteed Account is higher than the applicable index interest rate for maturities equal to the period of your Guaranteed Account at the time of your investment in the Guaranteed Account, then the market value adjustment will result in a reduction of your Contract Value. If the opposite is true at the time of your MVA Withdrawal, then the market value adjustment will result in an increase in your Contract Value. However, the market value adjustment is limited so that the amount available for MVA Withdrawal, before any CDSC, will never be less than the amount of the initial deposit, less any Withdrawals, plus interest at the Contract’s minimum guaranteed interest rate.

We compute the amount of a market value adjustment as the lesser of (1) and (2) below. The market value adjustment will be positive if (1) below is positive. It will be negative if (1) below is negative.

(1) the absolute value of the Contract Value subject to the market value adjustment times:

((1+i)/ (1+j+c)) n/12   – 1

where:

i = the interest rate from the U.S. Treasury Constant Maturities as found in the Federal Reserve Statistical Release H.15 available at the time of the initial deposit for the Guaranteed Account duration.

n = the number of whole months until the termination date of the Guaranteed Account

j = the current interest rate from the U.S. Treasury Constant Maturities as found in the Federal Reserve Statistical Release H.15 available for a period of length n/12, rounded down to the next whole year. If there is no interest rate for the maturity needed to calculate i or j, we will use straight line interpolation between the interest rate for the next highest and next lowest maturities to determine that interest rate. If the maturity is less than one year, we will use the index rate for a one-year maturity.

c = a constant, .0025 in most jurisdictions.

or

(2) the amount initially deposited into the Guaranteed Account times:

((1+k) d/365   – (1 + g) d/365) – the sum of all [TransferT ((1+k) e/365   – (1 + g) e/365)]

where:

k = the interest rate guaranteed for the guaranteed period.

d = (365 times the number of complete years since the initial deposit into the Guaranteed Account) plus the number of days since the last anniversary of such initial deposit (or the initial deposit date if less than one year has elapsed since the initial deposit) to the current date.

TransferT = a transfer from the Guaranteed Account on day T.

e = (365 times the number of complete years since T to the current transfer date) plus the number of days from the last anniversary of T (or the days since T if less than one year has elapsed).

g= your Contract’s guaranteed minimum interest rate.

If you have made more than one deposit into a Guaranteed Account, and you do not instruct us otherwise, we will treat Withdrawals and transfers as coming from such Guaranteed Accounts on a pro rata basis, and within Guaranteed Accounts with the same initial guarantee period, on a first-in-first-out basis; that is, Contract Value with the earliest date of deposit into a Guaranteed Account will be withdrawn or transferred prior to Contract Value with later dates of deposit into such Guaranteed Account.

A market value adjustment will be applied to Funds transferred from a Guaranteed Account to collateralize a loan, whether for the initial loan or for loan interest.

22

We will not apply a market value adjustment to:

●	any MVA Withdrawal during the 30-day window;

●	Death Benefit proceeds;

●	your Contract on its Maturity Date; or

●	any deduction from a Guaranteed Account made to cover the Annual Contract Fee or Rider Charges.

Examples

Example #1:

Original Deposit: $10,000

Original Deposit Date: May 1, 2009

The $10,000 is placed in the seven-year Guaranteed Account. The guaranteed interest rate is 4.25%.

On May 1, 2013, the Owner wishes to transfer the full amount from the seven-year Guaranteed Account. The i rate as of May 1, 2009, for seven-year periods was 2.48%. The j rate available for three-year periods on May 1, 2013, is 0.34%. The contract’s minimum guaranteed interest rate is 1.50%. There are 36 months remaining in the original guaranteed period. The Contract Value in this Guaranteed Account on May 1, 2013, is $10,868.06. (10,000 × 1.04252).

The first part of the market value adjustment formula gives:

$10,868.06 × (((1+0.0248)/ (1+0.0034+0.0025))36/12   – 1) = $624.19.

The second part of the market value adjustment formula gives:

$10,000 × ((1 + 0.0425)1461/365   – (1 + 0.0150)1461/365) = $1,198.76

The amount of the market value adjustment is the lesser of the absolute value of the first part, $624.19, and of the second part, $1,198.76. Because the result of the first part is positive, the market value adjustment is an increase in Contract Value.

The amount of the transfer will be $10,868.06 + $624.19 = $11,492.25.

Example #2

Original Deposit: $10,000

Original Deposit Date: August 1, 2012

The $10,000 is placed in the seven-year Guaranteed Account. The guaranteed interest rate is 3.00%.

On May 1, 2013, the Owner wishes to transfer the full amount from the seven-year guaranteed account. The i rate as of August 1, 2012, for seven-year periods was 0.97%. The j rate available for six-year periods on May 1, 2013, is 0.92%. The contract’s minimum guaranteed interest rate is 1.50%. There are 75 months remaining in the original guaranteed period. The Contract Value in this Guaranteed Account on May 1, 2013, is $10,223.55. (10,000 × 1.0300 273/365).

The first part of the market value adjustment formula gives:

$10,223.55 × (((1+0.0097)/ (1+0.0092+0.0025))75/12   – 1) = -$125.66

The second part of the market value adjustment formula gives:

$10,000 × ((1 + 0.0300)273/365   – (1 + 0.0150)273/365) = $111.56

The amount of the market value adjustment is the lesser of the absolute value of the first part, $125.66, and of the second part, $111.56. Since the result of the first part is negative, the market value adjustment is a reduction in Contract Value.

23

The amount of the transfer will be $10,223.55 - $111.56 = $10,111.98.

Note that the amount $10,111.98 is $10,000 accumulated for 273 days at 1.50%. In this example, the market value adjustment was restricted to the amount of interest earned by the Guaranteed Account in excess of 1.50%, the guaranteed interest rate of the contract. Had the market value adjustment been positive in this example, it still would have been restricted to $111.56.

Other Matters Relevant to the Guaranteed Accounts

If you have Contract Value allocated to a Guaranteed Account when you or a Joint Owner dies, no market value adjustment will be applied to such Contract Value before the Death Benefit is paid.

If you own a section 403(b) Tax-Sheltered Annuity Contract on which loans are available, and you need to borrow Contract Value, you must transfer all Contract Value allocated to a Guaranteed Account to a Subaccount of the Variable Account or to the Fixed Account prior to the processing of the loan. A market value adjustment will apply to such transfer. We will allocate loan repayments to the Subaccounts of the Variable Account and to the unloaned portion of the Fixed Account according to your premium allocation percentages in effect at the time of the repayment. While a loan is outstanding, premiums may not be allocated to, and transfers may not be made to, the Guaranteed Accounts.

The Guaranteed Accounts are not available in the states of Washington and Oregon.

Preserver Plus Program

Under this program, you may place a portion of a Net Premium Payment into a seven year or ten-year Guaranteed Account that will grow with guaranteed interest to 100% of that Net Premium Payment. We will calculate the portion of the Net Premium Payment needed to accumulate over the chosen guarantee period to 100% of the Net Premium Payment. The balance of the Net Premium Payment may be allocated to the Subaccounts of the Variable Account, the Fixed Account, or other Guaranteed Accounts in any manner you desire, subject to our normal allocation rules.

Amounts allocated to a Guaranteed Account under this program will not equal the original Net Premium Payment if any transfer or Withdrawal is made from a Guaranteed Account prior to the end of the guarantee period. Keep in mind that if you have a Qualified Contract, you will be required to take minimum required distributions.

OTHER CONTRACT RIGHTS AND PRIVILEGES

Transfers

You may transfer the Contract Value among the Subaccounts of the Variable Account and among the Variable Account, the Fixed Account (subject to the limitations set forth below) and the Guaranteed Accounts by making a written transfer request. If you elect the telephone transaction privilege, you may make transfers by telephone. See “Telephone Transaction Privilege,” below. Transfers are made as of the Valuation Day that the request for transfer is received, in good order, at our Home Office. Please remember that a Valuation Day ends at the close of regular trading of the New York Stock Exchange, usually 4:00 p.m. Eastern Time. Transfers to or from the Subaccounts may be postponed under certain circumstances. See “Payments,” below. A market value adjustment will be applied to transfers out of a Guaranteed Account prior to its termination date. See “The Guaranteed Accounts,” below.

We currently allow transfers to the Fixed Account and the Guaranteed Accounts of all or any part of the Variable Account Contract Value, without charge or penalty. We reserve the right to restrict transfers to the Fixed Account and/or the Guaranteed Accounts to 25% of the Variable Account Contract Value during any Contract Year. For Contracts issued in Massachusetts only, we will enforce the above restrictions on your ability to move Contract Value into the Fixed Account and the Guaranteed Accounts only when the yield on investment would not support the statutory minimum interest rate. In addition, we will enforce these restrictions only in a manner that would not be unfairly discriminatory.

You may, one time each year between January 1st   and February 15th, transfer a portion of the unloaned value in the Fixed Account to the Variable Account. We reserve the right to restrict this transfer to 10% of the Contract Value in the Fixed Account (25% in New York). After a transfer from the Fixed Account to the Variable Account or a Guaranteed Account, we reserve the right to require that the value transferred remain in the Variable Account or a Guaranteed Account for at least one year before it may be transferred back to the Fixed Account. Because of the Fixed Account’s transfer restrictions, it may take you several years to transfer all of your Accumulated Value in the Fixed Account to a Guaranteed Account or to the Subaccounts of the Variable Account. You should carefully consider whether the Fixed Account and a Guaranteed Account meet your investment criteria.

For Contracts issued after July 1, 2004, where this provision has been approved by your state insurance regulator, if you transfer Contract Value out of any Guaranteed Account, you may not transfer Contract Value back into any Guaranteed Account until one year has elapsed from the time of the transfer out of a Guaranteed Account.

24

We do not permit transfers between the Variable Account and the Fixed Account after the Annuitization Date.

We have no current intention to impose a transfer charge. However, we reserve the right, upon prior notice, to impose a transfer charge of $25 for each transfer in excess of 12 transfers in any one Contract Year. We may do this if the expense of administering transfers becomes burdensome. See “Transfer Charge,” below.

Disruptive Trading

Policy. The Contracts are intended for long-term investment by Owners. They were not designed for the use of market timers or other investors who make similar programmed, large, frequent, or short-term transfers. Market timing and other programmed, large, frequent, or short-term transfers among the Subaccounts or between the Subaccounts and the Fixed Account or a Guaranteed Account can cause risks with adverse effects for other Owners (and beneficiaries and Funds). These risks include:

●	the dilution of interests of long-term investors in a subaccount if purchases or transfers into or out of a Fund are made at prices that do not reflect an accurate value for the Fund’s investments;

●	an adverse effect on Fund management, such as impeding a Fund manager’s ability to sustain an investment objective, causing a Fund to maintain a higher level of cash than would otherwise be the case, or causing a Fund to liquidate investments prematurely (or at an otherwise inopportune time) to pay withdrawals or transfers out of the Fund; and

●	increased brokerage and administrative expenses.

The risks and costs are borne by all Owners invested in those Subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers (the “Procedures”) and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. Do not invest in this Contract if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means to attempt to detect and deter market timing and disruptive trading. However, despite our monitoring, we may not be able to detect or stop all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the Funds, we cannot guarantee that all harmful trading will be detected or that a Fund will not suffer harm from programmed, large, frequent, or short-term transfers among the Subaccounts of variable products issued by these companies or retirement plans.

Deterrence. Once an Owner has been identified as a “market timer” under the Procedures, we notify the Owner that we will not accept instructions for such market timing or other similar programmed, large, frequent or short-term transfers in the future. We also will mark the Contract on our administrative system so that the system will have to be overridden by the Variable Products services staff to process any transfers. We will only permit the Owner to make transfers when we believe the Owner is not “market timing.”

In our sole discretion, we may revise the Procedures at any time, without prior notice, as necessary to (i) better detect and deter frequent, large, or short-term transfers that may adversely affect other Owners or Fund shareholders, (ii) comply with state or federal regulatory requirements, or (iii) impose additional or alternate restrictions on market timers (such as dollars or percentage limits on transfers). We also reserve the right, to the extent permitted or required by applicable law, to (1) implement and administer redemption fees imposed by one or more Funds in the future, (2) deduct redemption fees imposed by the Funds, and (3) suspend the transfer privilege at any time we are unable to purchase or redeem shares of the Funds. We may be required to share personal information about you with the Funds.

We currently do not impose redemption fees on transfers. Further, for transfers between or among the Subaccounts, we currently do not expressly allow a certain number of transfers in a given period or limit the size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our Procedures in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

Our ability to detect and deter such transfer activity is limited by our operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. Accordingly, despite our best efforts, we cannot guarantee that the Procedures will detect or deter frequent or harmful transfers by such Owners or intermediaries acting on their behalf. We apply the Procedures consistently to all Owners without waiver or exception.

Fund Frequent Trading Policies. The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The frequent trading policies and procedures of a Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Funds and the policies and procedures we have adopted to discourage market timing and other programmed, large, frequent, or short-term transfers. You should be aware that we may not have the operational capacity to apply the frequent trading policies and procedures of the respective Funds that would be affected by the transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protections they may have against potential harm from frequent transfers are the protections, if any, provided by the Procedures.

25

Owners should be aware that we are required to provide to a portfolio or its designee, promptly upon request, certain information about the trading activity of individual Owners, and to restrict or prohibit further purchases or transfers by specific Owners identified by a portfolio as violating the frequent trading policies established for that portfolio. If we do not process a purchase because of such restriction or prohibition, we may return the premium to the Owner, place the premium in the Money Market Subaccount until we receive further instruction from the Owner and/or replace the restricted or prohibited Subaccount with the Money Market Subaccount in the Owner’s default allocation until we receive further instructions from the Owner.

Omnibus Orders. Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and individual retirement plan participants. The omnibus nature of these orders may limit each Fund’s ability to apply its respective frequent trading policies and procedures. We cannot guarantee that the

Fund will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the Funds. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of Fund shares, as well as the owners of all of the variable annuity or variable life insurance policies whose variable investment options correspond to the affected Funds. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the Fund may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

As a result of our discretion to permit Owners previously identified as “market timers” to make transfers that we do not believe involve “market timing,” and as a result of operational and technological limitations, differing fund procedures, and the omnibus nature of purchase and redemption orders, some Owners may still be able to engage in market timing, while other Owners bear any adverse effects of that market timing activity. To the extent we are unable to detect and deter market timing or other similar programmed, large, frequent, or short-term transfers, the performance of the Subaccount and the Fund could be adversely affected, including by (1) requiring the Fund to maintain larger amounts of cash or cash-type securities than the Fund’s manager might otherwise choose to maintain or to liquidate Fund holdings at disadvantageous times, thereby increasing brokerage, administrative, and other expenses and (2) diluting returns to long-term shareholders.

Annuitization

Maturity Date. The Maturity Date is the date on which annuity payments are scheduled to begin. You may indicate the Maturity Date on the application. The earliest Maturity Date must be at least 2 years after the Date of Issue, unless otherwise approved (10 years after the Date of Issue in the States of Oregon and Massachusetts). If no specific Maturity Date is selected, the Maturity Date will be your 90th birthday, the 90th birthday of the oldest of Joint Owners, or the Annuitant’s 90th birthday if the Owner is not a natural person; or, if later, 10 years after the Date of Issue. You may elect a single payment equal to the Cash Surrender Value on the Maturity Date, rather than annuity payments. You may also settle the contract under a Payment Option prior to the scheduled maturity date. You may contact either your registered representative or the Home Office for requirements to settle the Contract. Please note that payment of any amount in excess of Contract Value is subject to the financial strength and claims-paying ability of National Life. The contract owner will not be able to withdraw any Contract value amounts after the annuity commencement date.

If you request in writing (see “Ownership Provisions,” below), and we approve the request, the Maturity Date may be accelerated or deferred. However, we will not permit an acceleration of a Contract’s Maturity Date to any date before the 30-day window prior to the termination date of any Guaranteed Account held by the Contract. If an Owner of such a Contract desires to accelerate that Contract’s Maturity Date, the Owner must first transfer the Contract Value in all Guaranteed Accounts the termination dates of which would occur more than 30 days after the accelerated Maturity Date into the Fixed Account or the Variable Account. A market value adjustment will be applied to such Contract Value transferred out of the Guaranteed Accounts. See “The Guaranteed Accounts,” below.

Election of Payment Options. You may, with prior written notice (in good order) and at any time prior to the Annuitization Date, elect one of the Annuity Payment Options. We apply the Contract Value in each Subaccount (less any premium tax previously unpaid) to provide a Variable Annuity payment. We apply the Contract Value in the Fixed Account (less any premium tax previously unpaid) to provide a Fixed Annuity payment.

26

If an election of an Annuity Payment Option is not on file with National Life on the Annuitization Date, we will pay the proceeds as Option 3 - Payments for Life with 120 months certain. You may elect, revoke or change an Annuity Payment Option at any time before the Annuitization Date with 30 days prior written notice. The Annuity Payment Options available are described below.

Frequency and Amount of Annuity Payments. The amount of your annuity payment depends in part on the frequency and duration of annuity payments. If you would like the amount of your annuity payments to be as large as possible, you should select an option that pays less frequently and for a shorter duration. On the other hand, if it is important for you to receive annuity payments as often and for as long a time period as possible, you should select an annuity payment option that pays more frequently and for a longer period of time. Please note that, in general, the more frequent or the longer the duration is for annuity payments, the smaller the amount that each annuity payment will be. We pay annuity payments as monthly installments, unless you select annual, semi-annual or quarterly installments. If the amount to be applied under any Annuity Payment Option is less than $3,500, we have the right to pay such amount in one lump sum in lieu of the payments otherwise selected. In addition, if the payments selected would be or become less than $100, we have the right to change the frequency of payments that will result in payments of at least $100. In no event will we make payments under an annuity option less frequently than annually.

Annuitization - Variable Account

We will determine the dollar amount of the first Variable Annuity payment by dividing the Variable Account Contract Value on the Annuitization Date by 1,000 and applying the result as set forth in the applicable Annuity Table. The amount of each Variable Annuity payment depends on the age of the Chosen Human Being on his or her birthday nearest the Annuitization Date, and the sex of the Chosen Human Being, if applicable, unless otherwise required by law.

Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The following steps are taken to establish the number of Annuity Units representing each monthly annuity payment:

●	The dollar amount of the first annuity payment as determined above is divided by the value of an Annuity Unit on the Annuitization Date;

●	The number of Annuity Units remains fixed during the annuity payment period;

●	The dollar amount of the second and subsequent payments is not predetermined and may change from payment to payment; and

●	The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the value of an Annuity Unit for the Valuation Period in which the payment is due.

Once payments have begun, future payments will not reflect any changes in mortality experience.

Value of an Annuity Unit. The value of an Annuity Unit for a Subaccount is set at $10 when the first Fund shares are purchased. The value of an Annuity Unit for a Subaccount for any subsequent Valuation Period is determined by multiplying the value of an Annuity Unit for the immediately preceding Valuation Period by the applicable Net Investment Factor for the Valuation Period for which the value of an Annuity Unit is being calculated and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum (see “Net Investment Factor,” above).

Assumed Investment Rate. A 3.5% Assumed Investment Rate is built into the Annuity Tables contained in the Contracts. We may make assumed investment rates available at rates other than 3.5%. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment return, as measured by the Net Investment Factor, is at a constant annual rate of 3.5%, the annuity payments will be level.

Annuitization - Fixed Account

A Fixed Annuity is an annuity with payments that are guaranteed as to dollar amount during the annuity payment period. We determine the amount of the periodic Fixed Annuity payments by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This is done at the Annuitization Date using the age of the Chosen Human Being on his or her nearest birthday, and the sex of the Chosen Human Being, if applicable. The applicable Annuity Table will be based on our expectation of investment earnings, expenses and mortality (if payments depend on whether the Chosen Human Being is alive) on the Annuitization Date. The applicable Annuity Table will provide a periodic Fixed Annuity payment at least as great as the guarantee described in your Contract.

27

We do not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of Fixed Annuity payments.

Annuity Payment Options

Any of the following Annuity Payment Options may be elected:

Option 1-Payments for a Stated Time. We will make monthly payments for the number of years selected, which may range from 5 years to 30 years.

Option 2-Payments for Life. An annuity payable monthly during the lifetime of a Chosen Human Being (who may be named at the time of election of the Payment Option), ceasing with the last payment due prior to the death of the Chosen Human Being. It would be possible under this option for the Payee to receive only one annuity payment if the annuitant dies before the second annuity payment date, two annuity payments if the Annuitant dies before the third annuity payment date, and so on.

Option 3-Payments for Life with Period Certain-Guaranteed. For an annuity that if at the death of the Chosen Human Being payments have been made for less than 10 or 20 years, as selected, we guarantee to continue annuity payments during the remainder of the selected period.

We may allow other Annuity Payment Options, including, if applicable, the Stretch Annuity Payment Option described below.

Some of the stated Annuity Payment Options may not be available in all states. You may request an alternative non-guaranteed option by giving notice in writing prior to Annuitization. If a request is approved by us, it will be permitted under the Contract.

Qualified Contracts (except Roth IRAs before the Owner’s death) are subject to the minimum distribution requirements set forth in the Code. If your Contract is a Qualified Contract, not all of the Annuity Payment Options will satisfy required minimum distribution rules, particularly as those rules apply to your beneficiary after your death. Beginning with deaths happening on or after January 1, 2020, subject to certain exceptions most non-spouse beneficiaries must now complete distributions within ten years of the owner’s death in order to satisfy required minimum distribution rules. Please consult a tax advisor.

Under Payment Option 1, you may change to any other Payment Option at any time. At the time of the change, remaining value will be applied to the new Payment Option to determine the amount of the new payments. Under Payment Option 1, you may also fully surrender the Contract at any time. Upon surrender in this situation, the Owner will receive the remaining value of the Contract, which is the value of the Contract used to determine the most recent payment amount, adjusted for investment performance through the date of surrender. Surrender is subject to any applicable CDSC at the time of the surrender.

Stretch Annuity Payment Option

We offer the Stretch Annuity Payment Option to Contracts that have paid Net Premium Payments, less any Withdrawals (including the impact of any CDSC associated with such Withdrawals), of at least $25,000 per beneficiary participating in the payment option.

Under this payment option, we will make annual payments for a period determined by the joint life expectancy of an initial Payee and a beneficiary, as calculated based on Table VI of Section 1.72-9 of the Income Tax Regulations (but if the Contract is a Qualified Contract, no less than the minimum required distribution under the Code). For a Non-Qualified Contract, the beneficiary may be a much younger person than the initial Payee, such as a grandchild, so that under this payment option, payments may be made over a lengthy period of years.

Please consult your authorized National Life representative for more information on the Stretch Annuity Payment Option.

You should consult your tax advisor about potential income, gift, estate and generation-skipping transfer tax consequences of electing the Stretch Annuity Payment Option. The Stretch Annuity Payment Option may not satisfy Qualified Contract required minimum distribution rules for all beneficiaries. Beginning with deaths happening on or after January 1, 2020, subject to certain exceptions most non-spouse beneficiaries must now complete death benefit distributions within ten years of the owner’s death in order to satisfy required minimum distribution rules. Also see Federal Income Tax Considerations - Other Tax Issues”

Death of Owner

If you or a Joint Owner dies prior to the Annuitization Date, then we will pay a Death Benefit to the Beneficiary.

28

The Contract provides that if you or a Joint Owner dies prior to the Contract Anniversary on which your age, on an age on nearest birthday basis, is 81, the Death Benefit will be equal to the greater of:

(a)	the Contract Value, or

(b)	the Net Premium Payments made to the Contract, minus all Withdrawals (including any CDSC deducted in connection with such Withdrawals), and minus any outstanding loans on the Contract and accrued interest, and adjusted such that if you effect a Withdrawal (including a systematic Withdrawal) at a time when the Contract Value is less than the amount of the Death Benefit that would then be payable to you, the Death Benefit will be reduced by the same proportion that the Withdrawal reduces the Contract Value (this adjustment will have the effect of reducing the Death Benefit by more than the amount of the Withdrawal, where a Withdrawal is taken at a time when the Death Benefit is greater than the Contract Value), and

(c)	in each case minus any applicable premium tax charge to be assessed upon distribution.

Please note that payment of any amount in excess of Contract Value is subject to the financial strength and claims-paying ability of National Life.

The Contract further provides that if you die after the Contract Anniversary on which your age, on an age nearest birthday basis, is 81 (or in the case of Joint Owners, where the first of Joint Owners to die dies after the Contract Anniversary on which the age of the oldest Joint Owner, on an age on nearest birthday basis, is 81), then the Death Benefit shall be equal to the Contract Value, minus any applicable premium tax charge.

Example:

How the Standard Death Benefit is Calculated

Assume that:

(1)	you purchase this contract with a $200,000 premium payment (no additional premium payments are made);
(2)	the Contract Value immediately preceding the withdrawal is $250,000;
(3)	the free withdrawal amount is 15% and the surrender charge is 6% immediately preceding the withdrawal.
(4)	$50,000 net withdrawal is made after the second Contract Anniversary;
(5)	you die in the third Contract Year and the Contract Value of the contract has decreased to $175,000.

The Death Benefit is the greatest of:

a)	the Contract Value

= $175,000; or

b)          Net Premium payments less any partial withdrawals including surrender charges on that withdrawal less any outstanding loans and accrued interest on that loan. If the net premium at the time of withdrawal is higher than the contract value, then the net premium is reduced proportionally rather than dollar for dollar. In this example, the net premium is less than the contract value at time of withdrawal so the reduction is dollar for dollar.

= $149,250 ($200,000 – $50,000 – (($50,000 - $37,500) * 6%);

Unless the Beneficiary is the deceased or the Owner’s (or Joint Owner’s) spouse (as defined under Federal law), the Death Benefit must be distributed within five years of such Owner’s death. The Beneficiary may elect to receive Distribution in the form of a life annuity or an annuity for a period not exceeding his or her life expectancy. Such annuity must begin within one year following the date of the Owner’s death and is currently available only as a Fixed Annuity. If the Beneficiary is the spouse of the deceased Owner (or, if applicable, a Joint Owner), then the Contract may be continued without any required Distribution. If the deceased Owner (or Joint Owner) and the Annuitant are the same person, the death of that person will be treated as the death of the Owner for purposes of determining the Death Benefit payable.

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

29

Qualified Contracts may be subject to specific rules set forth in the Plan, Contract, or Code concerning Distributions upon the death of the Owner. Beginning with deaths happening on or after January 1, 2020, subject to certain exceptions most non-spouse beneficiaries must now complete death benefit distributions within ten years of the owner’s death in order to satisfy required minimum distribution rules.

Death of Annuitant Prior to the Annuitization Date

If an Annuitant who is not an Owner dies prior to the Annuitization Date, a Death Benefit equal to the Cash Surrender Value of the Contract will be payable to the Beneficiary. If the Owner is a natural person and a contingent Annuitant has been named or the Owner names a contingent Annuitant within 90 days of the Annuitant’s death, the Contract may be continued without any required Distribution. If no Beneficiary is named (or if the Beneficiary predeceases the Annuitant), then the Death Benefit will be paid to the Owner. If the Owner is not a natural person, then the death of the Annuitant will be treated as if it were the death of the Owner, and the disposition of the Contract will follow the death of the Owner provisions set forth above.

In any case where a Death Benefit is paid, the value of the Death Benefit will be determined as of the Valuation Day coinciding with or next following the date we receive, in good order, at our Home Office in writing:

●	due proof of the Annuitant’s or an Owner’s (or Joint Owner’s) death;
●	an election for either a single sum payment or an Annuity Payment Option (currently only Fixed Annuities are available in these circumstances); and
●	any form required by state insurance laws.

If a single sum payment is requested, we will make payment in accordance with any applicable laws and regulations governing the payment of Death Benefits. If an Annuity Payment Option is requested, the Beneficiary must make an election during the 90-day period commencing with the date we receive written notice and as otherwise required by law. If no election has been made by the end of such 90-day period commencing with the date we receive written notice or as otherwise required by law the Death Benefit will be paid in a single sum payment.

If you or your Beneficiary elect to receive proceeds in a lump sum payment, unless the Beneficiary requests a National Life check, we will place the proceeds into an interest-bearing special account maintained by a financial institution and retained by us in our General Account. In that case, we will send you or your Beneficiary a "draftbook"; you or your Beneficiary can access funds from the special account by writing a "draft" for all or a portion of the Death Benefit proceeds. We fund the "draft" writing privileges. The interest-bearing special account is not a bank account and is subject to the claims of our creditors. The interest-bearing special account is not insured nor guaranteed by the FDIC or any other government agency. We will send the payee the "draftbook" within seven days of when we placed the proceeds into the special account, and the payee will receive any interest on the proceeds placed in the special account. There is no guaranteed rate of interest credited to the proceeds placed in the special account. However, any interest credited to the special interest-bearing account will be currently taxable to you or your Beneficiary in the year in which it is credited. We may make a profit on all amounts left in the interest-bearing special account.

Generation-Skipping Transfers

We may determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, the payment will be reduced by any tax National Life is required to pay by Section 2603 of the Code.

A direct skip may occur when property is transferred, or a Death Benefit is paid, to an individual two or more generations younger than the Owner.

Ownership Provisions

Unless otherwise provided, the Owner has all rights under the Contract. If the purchaser names someone other than himself or herself as owner, the purchaser will have no rights under the contract. If Joint Owners are named, each Joint Owner possesses an undivided interest in the Contract. The death of any Joint Owner triggers the provisions of the Contract relating to the death of the Owner. Unless otherwise provided, when Joint Owners are named, the exercise of any ownership right in the Contract (including the right to surrender the Contract or make a Withdrawal, to change the Owner, the Annuitant, a Contingent Annuitant, the Beneficiary, the Annuity Payment Option or the Maturity Date) requires a written indication of an intent to exercise that right, signed by all Joint Owners.

30

Prior to the Annuitization Date, the Owner may name a new Owner. Such change may be subject to state and federal gift taxes and may also result in current federal income taxation (see “Federal Income Tax Considerations,” below). Any change of Owner will automatically revoke any prior Owner designation. Any request for change of Owner must be in good order—(1) made by proper written application, (2) received and recorded by National Life at its Home Office, and (3) may include a signature guarantee as specified in the “Surrender and Withdrawal” provision below. The change is effective on the date the written request is signed. A new choice of Owner will not apply to any payment made or action we take prior to the time the request for change was received (in good order) and recorded.

The Owner may request a change in the Annuitant or contingent Annuitant before the Annuitization Date. Such a request must be made in writing on a form acceptable to us and must be signed by the Owner and the person to be named as Annuitant or contingent Annuitant. Any such change is subject to underwriting and approval by us.

BENEFITS AVAILABLE UNDER THE CONTRACTS

The following tables summarize information about the benefits available under the Contract.

Basic Death Benefit (automatically included with the Contract).

NAME OF BENEFIT	PURPOSE	FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Basic Death Benefit	Guarantees your beneficiaries will receive a benefit of at least your Contract Value on the date National Life receives all required documentation from your Beneficiary.	No additional charge	● Withdrawals could significantly reduce the benefit. ● Benefit terminates on annuitization.

Other Optional Benefits Included With All Contracts At No Additional Cost.

NAME OF BENEFIT	PURPOSE	FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Rebalancing	Automatically reallocates your Contract Value among Subaccounts periodically to maintain your selected allocation percentages	None	● You may cancel your Rebalancing program using whatever methods you use to change your allocation instructions.
Dollar Cost Averaging	Automatically transfers a dollar amount or percentage of money periodically transferred automatically into the Subaccounts from the Money Market Subaccounts.	None	● Certain Subaccounts may not be appropriate for cost averaging transfers in volatile markets.
Systematic Withdrawals	Provides automatic withdrawals on a monthly, quarterly, semi-annual or annual basis	None	● CDSC may apply to Systematic Withdrawals
Preserver Plus Program	Allows placing a portion of a Net Premium Payment into a sever year or ten-year Guaranteed Account that will grow with guaranteed interest to 100% of that Net Premium payment.	None

● Amounts allocated to a Guaranteed Account will not equal the original Net Premium Payment if any transfer or Withdrawal is made from a Guaranteed Account prior to the end of the Guarantee Period

● Qualified Contracts are

Accelerated Benefit Riders	Provides for accelerated Death Benefits prior to the death of a covered person in certain circumstances for terminal illness or chronic illness create a need for access to the Death Benefit	None	● Benefits accelerated under these Riders are discounted for interest and mortality. ● Once benefits have been accelerated, the Contract terminates.

31

PURCHASES AND CONTRACT VALUE

This contract is not available to new purchases.

Premium Payments

The Initial Premium Payment. The initial Premium Payment was required to be at least $5,000 for Non-Qualified Contracts, and at least $1,500 for Qualified Contracts. We may at our discretion permit initial Premium Payments lower than these minimums. For Contracts purchased in South Carolina, the initial Premium Payment for Qualified Contracts was at least $3,000.

Subsequent Premium Payments. Subsequent Premium Payments may be made at any time but must be at least $100 ($50 for IRAs). We may accept lower Premium Payments at our discretion if the Premium Payments are remitted electronically. Subsequent Premium Payments to the Variable Account will purchase Accumulation Units at the price next computed for the appropriate Subaccount after we receive the additional Premium Payment. For Contracts purchased in the State of Massachusetts by Owners who were less than 60 at the time of purchase, we will not accept Premium Payments after the Owner attains the age of 63. For Contracts purchased in the State of Massachusetts by Owners who were 60 or older at the time of purchase, we will not accept Premium Payments after the third Contract Anniversary. The total of all Premium Payments under Contracts issued on the life of any one Owner (or Annuitant if the owner is not a natural person) may not exceed $1,000,000 without our prior consent. Transactions will not be processed on the following days: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Please remember that we must receive a transaction request in good order at our Home Office before the close of regular trading on the New York Stock Exchange, usually 4:00 p.m., Eastern Time, to process the transaction on that Valuation Day.

Allocation of Net Premium Payments. In the application for the Contract, the Owner will indicate how Net Premium Payments are to be allocated among the Subaccounts of the Variable Account, the Fixed Account and/or the Guaranteed Accounts. These allocations may be changed at any time by the Owner by written notice to us at our Home Office or, if the telephone transaction privilege has been elected, by telephone instructions (see “Telephone Transaction Privilege,” below); all such allocation instructions must be provided in good order. If you change the Contract’s premium allocation percentages, Subaccount will automatically be discontinued unless you specifically direct otherwise. To allocate premiums other than to the existing allocation, the owner must submit a written request with clear direction separate from the check.

The percentages of Net Premium Payments that may be allocated to any Subaccount, the Fixed Account, or any Guaranteed Account must be in whole numbers of not less than 1%, and the sum of the allocation percentages must be 100%. We allocate the initial Net Premium Payment within two business days after receipt at our home office, if the application and all information necessary for processing the order are complete. We do not begin processing your purchase order until we receive the application and initial premium payment at our Home Office, identified on the first page of this prospectus, from your agent’s broker-dealer.

If the application is not properly completed, we retain the initial Premium Payment for up to five business days while attempting to complete the application. If the application is not complete at the end of the five-day period, we inform the applicant of the reason for the delay and the initial Premium Payment will be returned immediately, unless the applicant specifically consents to our retaining the initial Premium Payment until the application is complete. Once the application is complete, we allocate the initial Net Premium Payment as designated by the Owner within two business days.

We allocate subsequent Net Premium Payments as of the Valuation Date we receive Net Premium Payments at our Home Office, based on your allocation percentages then in effect. Please note that if you submit your Premium Payment to your agent, we will not begin processing the Premium Payment until we have received it from your agent’s selling firm. At the time of allocation, we apply Net Premium Payments to the purchase of Fund shares. The net asset value of the shares purchased is converted into Accumulation Units.

When all or a portion of a premium payment is received without a clear subaccount designation or allocated to a subaccount that is not available for investment, we may allocate the undesignated portion or the entire amount, as applicable, into the Money Market Subaccount. You may at any time after the deposit direct us to redeem or exchange units in the Money Market Subaccount, which will be completed at the next appropriate net asset value. All transactions will be subject to any applicable fees or charges.

The Subaccount values will vary with their investment experience, and you bear the entire investment risk. You should periodically review your allocation percentages in light of market conditions and your overall financial objectives.

We offered a one-time credit in the amount of 3% of the initial Net Premium Payment to Owners whose initial Net Premium Payment comes from the surrender of an annuity contract issued by National Life’s affiliate, Life Insurance Company of the Southwest. We paid this credit after the free look right with respect to the Contract had expired.

32

Value of a Variable Account Accumulation Unit

We set the value of a Variable Account Accumulation Unit for each Subaccount at $10 when the Subaccounts commenced operations. We determine the value for any subsequent Valuation Period by multiplying the value of an Accumulation Unit for each Subaccount for the immediately preceding Valuation Period by the Net Investment Factor for the Subaccount during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. No minimum value of an Accumulation Unit is guaranteed. The number of Accumulation Units will not change as a result of investment experience.

Net Investment Factor. Each Subaccount of the Variable Account has its own Net Investment Factor.

The Net Investment Factor measures the daily investment performance of that Subaccount.

The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease.

Changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of Fund shares because of the deduction for the Mortality and Expense Risk Charge and Administration Charge.

Fund shares are valued at their net asset value. The Net Investment Factor allows for the monthly reinvestment of daily dividends that are credited by some Funds (e.g., the BlackRock Government Market Portfolio).

Determining the Contract Value.

The Contract Value is the sum of:

1) the value of all Variable Account Accumulation Units, plus

2) amounts allocated and credited to the Fixed Account, plus

3) amounts allocated and credited to a Guaranteed Account, minus

4) any outstanding loans on the Contract and accrued interest on such loans.

When charges or deductions are made against the Contract Value, we deduct an appropriate number of Accumulation Units from the Subaccounts and an appropriate amount from the Fixed Account in the same proportion that your interest in the Subaccounts and the unloaned value in the Fixed Account bears to the total Contract Value. We will not deduct charges or deductions from a Guaranteed Account unless there is not sufficient Contract Value in the Subaccounts of the Variable Account and in the Fixed Account. If we need to deduct charges or deductions from the Guaranteed Accounts, we will do so pro rata from all Guaranteed Accounts, and within Guaranteed Accounts of the same duration, on a first-in-first-out basis; that is, the Contract Value with the earliest date of deposit will be deducted first. Value held in the Fixed Account and the Guaranteed Accounts is not subject to Variable Account charges (Mortality and Expense Risk and Administration Charges), but may be subject to CDSCs, the Annual Contract Fee, and premium taxes, if applicable.

We have entered into a distribution agreement with ESI, our affiliate, for the distribution and sale of the Contracts. ESI is a wholly owned indirect subsidiary of National Life Holding Company. Pursuant to this agreement, ESI serves as principal underwriter for the Contracts. ESI’s principal business address is One National Life Drive Montpelier VT 05602.

OTHER CONTRACT RIGHTS AND PRIVILEGES

Loan Privilege - Tax Sheltered Annuities

Subject to approval in your state, if you own a section 403(b) Tax-Sheltered Annuity Contract, loans will be available on your Contract. Loans will be subject to the terms of the Contract and the Code.

33

If a loan provision is included in your Tax-Sheltered Annuity Contract, loans will be available any time prior to the Annuitization Date. We may limit the number of loans available on a single contract. You will be able to borrow a minimum of $1,500 (we may permit lower amounts). The maximum loan balance which may be outstanding at any time on your Contract is 90% of the sum of Contract Value, outstanding loans and accrued interest on loans minus the CDSC that would apply if you surrendered your Contract (if you have Contract Value allocated to one or more Guaranteed Accounts, at the time you wish to take a loan, you must first transfer all such Contract Value out of those Guaranteed Accounts - see “The Guaranteed Accounts,” below). In no event may the aggregate amount borrowed from all your Tax-Sheltered Annuities under your 403(b) Plan, including this Contract, exceed the lesser of:

(a)	50% of the combined nonforfeitable account balances of all your Tax-Sheltered Annuities held under your 403(b) Plan (or $10,000 if greater); or

(b)	$50,000.

The $50,000 limit will be reduced by the excess (if any) of the highest loan balances owed during the prior one-year period over the loan balance on the date the loan is made. The highest loan balance owed during the prior one-year period may be more than the amount outstanding at the time of the loan, if an interest payment or principal repayment has been made.

All loans will be made from the Collateral Fixed Account. When a loan is taken, an amount equal to the principal amount of the loan will be transferred to the Collateral Fixed Account. We will transfer to the Collateral Fixed Account an amount equaling the loan from the Subaccounts of the Variable Account and unloaned portion of the Fixed Account in the same proportion that such amounts bear to the total Contract Value. No CDSC is deducted at the time of the loan or on any transfers to the Collateral Fixed Account.

Until the loan is repaid in full, that portion of the Collateral Fixed Account equal to the outstanding loan balance shall be credited with interest at an annual rate we declare from time to time but will never be less than the minimum annual rate guaranteed for your Contract’s Fixed Account. On each Contract Anniversary and on each date that a loan repayment is received, any amount of interest credited on the Collateral Fixed Account will be allocated among the Fixed Account and the Subaccounts of the Variable Account in accordance with the allocation of Net Premium Payments then in effect.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase your principal residence must be repaid within 20 years. During the loan term, the outstanding balance of the loan will continue to accrue interest at annual rates specified in the loan agreement or an amendment to the loan agreement. The maximum interest rate will be the greater of:

●	the Moody’s Corporate Bond Yield Average — Monthly Average Corporates, as published by Moody’s Investors Service, Inc., or its successor, (or if that average is no longer published, a substantially similar average), for the calendar month ending two months before the date the rate is determined; or

●	4%.

The loan interest rate is subject to change on each Contract Anniversary. If the loan interest rate changes, we will send you a notice of the new loan interest rate and new level payment amount. We must reduce the loan interest if on a Contract Anniversary the maximum loan interest rate is lower than the interest rate for the previous Contract Year by 0.50% or more. We may increase the loan interest rate if the maximum loan interest rate is at least 0.50% higher than the loan interest rate for the previous Contract Year. The loan interest rate we charge will be equal to or less than the maximum loan interest rate at the time it is determined and will never be higher than 15%.

Twenty days prior to the due date of each loan repayment, as set forth in the loan agreement or an amendment to the loan agreement, we will send you a notice of the amount due. Corresponding to the due date of each loan repayment, we will establish a “billing window” defined as the period beginning on the date that we mail the repayment notice (20 days prior to the payment due date) and extending 31 days after the due date.

Loan repayments received within the billing window that are sufficient to satisfy the amount due will be applied to the Contract as interest and repayment of principal. The amounts of principal and interest set forth in the loan agreement or an amendment to the loan agreement are the amounts if all loan repayments are made exactly on the due date. The actual amount of a repayment allocated to interest will be determined based on the actual date the repayment is received, the amount of the outstanding loan, and the number of days since the last repayment date. The amount of principal will be the repayment amount minus the interest. The loan principal repayment will, on the date it is received, be allocated among the Fixed Account and Subaccounts of the Variable Account in accordance with the allocation of Net Premium Payments then in effect.

Loan repayments received outside of the billing window will be processed as a repayment of principal only. Only repayments received within the billing window may satisfy the amount due. If a payment received within the billing window is less than the amount due, it will be returned to you.

If a loan repayment that is sufficient to satisfy the amount due is not made within the billing window, then the entire balance of the loan will be considered in default. This amount may be taxable to the borrower and may be subject to the early withdrawal tax penalty. If you are not eligible to take a distribution pursuant to the Contract or plan provisions, the deemed distribution will be reportable for tax purposes, but will not be offset against the Contract Value until such time as a distribution may be made. On each Contract Anniversary, while a loan is in default, interest accrued on loans will be added to the outstanding loans.

34

If you surrender your Contract while a loan is outstanding, you will receive the Cash Surrender Value, which is reduced to reflect the loan outstanding plus accrued interest. If the Owner/Annuitant dies while the loan is outstanding, the Death Benefit will also be reduced to reflect the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, we may restrict any transfer of the Contract that would otherwise qualify as a transfer as permitted in the Code.

Loans may also be subject to additional limitations or restrictions under the terms of the employer’s plan. Loans permitted under this Contract may be taxable in whole or part if the participant has additional loans from other plans or contracts. We will calculate the maximum nontaxable loan based on the information provided by the participant or the employer. In addition, if the section 403(b) Tax-Sheltered Annuity Contract is subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), a loan will be treated as a “prohibited transaction” subject to certain penalties unless additional ERISA requirements are satisfied. You should seek competent legal advice before requesting a loan. We are not responsible for determining whether a loan meets the requirements of ERISA, including the requirement that a loan bear a reasonable rate of interest.

If a loan is outstanding, all payments received from you will be considered loan repayments. Any payments received from your employer will be considered premium payments. We reserve the right to modify the terms or procedures associated with the loan privilege in the event of a change in the laws or regulations relating to the treatment of loans. We also reserve the right to assess a loan processing fee. IRAs, Non-Qualified Contracts and Qualified Contracts other than section 403(b) Tax-Sheltered Annuity Contracts are not eligible for loans. Profit sharing, 402(k) and 457(b) plans can also allow loans.

Telephone Transaction Privilege

If you elect the telephone transaction privilege, you may make changes in Net Premium Payment allocations, transfers, or initiate or make changes in dollar cost averaging or Subaccount Rebalancing, in the case of section 403(b) Tax Sheltered Annuities, take loans up to $10,000, and modify systematic withdrawals by providing instructions to us at our Home Office over the telephone. You can make the election either on the application for the Contract or by providing a proper written authorization to us. We reserve the right to suspend telephone transaction privileges at any time and for any reason. You may, on the application or by a written authorization, authorize your National Life agent to provide telephone instructions on your behalf.

We employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow these procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for any such losses if those reasonable procedures are not followed. The procedures followed for telephone transfers will include one or more of the following:

●	requiring some form of personal identification prior to acting on instructions received by telephone,

●	providing written confirmation of the transaction, and

●	making a tape recording of the instructions given by telephone.

You should protect any form of personal identification used to access your account, as we may not be able to verify that the person providing instructions using such personal information is you or someone authorized by you.

Telephone transfers may not always be available. Telephone systems, whether yours, ours, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your transfer request in writing.

Facsimile Transaction Privilege

You may provide instructions by facsimile for all transactions, except for a death claim, by providing instructions to us at our Home Office at a designated fax number. Contact your agent for more information.  We may suspend facsimile transaction privileges at any time, for any reason, if we deem such suspension to be in the best interests of the Owners.

Facsimile transactions may not always be available. Communication systems, whether yours, ours or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your request by mail.

35

Electronic Mail Transaction Privilege

You may provide transfer instructions by e-mail to our Home Office. Additionally, a National Life agent may provide transfer instructions by e-mail to us at our Home Office on your behalf, if you have provided the agent the appropriate authority. Contact your agent for more information.  We may suspend e-mail transaction privileges at any time, for any reason, if we deem such suspension to be in the best interests of the Owners.

E-mail transactions may not always be available. Electronic systems, whether yours, your agent’s, or ours can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of the request. If your agent experiences problems, you should make your request by mail.

Available Automated Fund Management Features

We currently offer the following free automated fund management features. However, we are not legally obligated to continue to offer these features and we may cease offering one or more of such features at any time, after providing 60 days prior written notice to all Owners who are currently utilizing the features being discontinued. Only one of Dollar Cost Averaging and Subaccount Rebalancing is available under any single Contract at one time, but either may be used with Systematic Withdrawals.

Dollar Cost Averaging. This feature permits you to automatically transfer funds from the Money Market Subaccount to any other Subaccounts on a monthly basis. You may elect it at issue by marking the appropriate box on the initial application and completing the appropriate instruction or after issue by filling out similar information on a change request form and sending it to us (in good order).

If you elect this feature, each month on the Monthly Contract Date we will take the amount to be transferred from the Money Market Subaccount and transfer it to the Subaccount or Subaccounts designated to receive the funds. This procedure starts with the Monthly Contract Date next succeeding the Date of Issue or next succeeding the date of an election subsequent to purchase and stops when the amount in the Money Market Subaccount is depleted. The minimum monthly transfer by Dollar Cost Averaging is $100, except for the transfer which reduces the amount in the Money Market Subaccount to zero. You may discontinue Dollar Cost Averaging at any time by sending an appropriate change request form to us.

This feature allows you to move funds into the various investment classes on a more gradual and systematic basis than the frequency on which Premium Payments ordinarily are made. The dollar cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high. The periodic investment of the same amount will result in higher numbers of units being purchased when unit prices are lower and lower numbers of units being purchased when unit prices are higher. This technique will not assure a profit or protect against a loss in declining markets. For the dollar cost averaging technique to be effective, amounts should be available for allocation from the Money Market Subaccount through periods of low-price levels as well as higher price levels.

Subaccount Rebalancing. This feature permits you to automatically rebalance the value in the Subaccounts on a quarterly, semi-annual or annual basis, based on the premium allocation percentages in effect at the time of the rebalancing.

In Contracts utilizing Subaccount Rebalancing from the Date of Issue, an automatic transfer takes place that causes the percentages of the current values in each Subaccount to match the current premium allocation percentages. This procedure starts with the Monthly Contract Date three, six or 12 months after the Date of Issue and continues on each Monthly Contract Date three, six or 12 months thereafter. Contracts electing Subaccount Rebalancing after issue will have the first automated transfer occur as of the Monthly Contract Date on or next following the date that the election is received. Subsequent rebalancing transfers occur every three, six or 12 months thereafter. You may discontinue Subaccount Rebalancing at any time by submitting an appropriate change request form.

If you change the Contract’s premium allocation percentages, Subaccount Rebalancing will automatically be discontinued unless you specifically direct otherwise.

Subaccount Rebalancing results in periodic transfers out of Subaccounts that have had relatively favorable investment performance and into Subaccounts that have had relatively unfavorable investment performance. Subaccount Rebalancing does not guarantee a profit or protect against a loss.

Systematic Withdrawals. At any time after one year from the Date of Issue, if the Contract Value at the time of initiation of the program is at least $15,000, you may elect in writing to take Systematic Withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual or annual basis. You may provide specific instructions as to how the Systematic Withdrawals are to be taken, but the Withdrawals must be taken first from the Subaccounts and may only be taken from the unloaned portion of the Fixed Account to the extent that the Contract Value in the Variable Account is insufficient to accomplish the Withdrawal. Moreover, Withdrawals may only be taken from the Guaranteed Accounts to the extent that the Contract Value in the Variable Account and the Fixed Account is insufficient to accomplish the Withdrawal. If you have not provided specific instructions or if specific instructions cannot be carried out, we process the Withdrawals by taking Accumulation Units from all of the Subaccounts in which you have an interest and the unloaned portion of the Fixed Account on a pro rata basis; Contract Value will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in the Variable Account and the Fixed Account to accomplish the Withdrawal. Each systematic Withdrawal is subject to federal income taxes. In addition, a 10% federal penalty tax may be assessed on systematic Withdrawals if you are under age 59½. Unless you direct otherwise, we will withhold federal income taxes from each systematic Withdrawal. You may elect to have your systematic withdrawal payment electronically transferred to your checking or savings account by submitting the appropriate paperwork deemed by us to be in good order. You may discontinue Systematic Withdrawals at any time by notifying us in writing.

36

A CDSC may apply to systematic Withdrawals in accordance with the considerations set forth in “Contingent Deferred Sales Charge,” above. If you withdraw amounts pursuant to a systematic Withdrawal program, then, in most states, you may withdraw in each Contract Year after the first Contract Year without a CDSC an amount up to 15% of the Contract Value as of the most recent Contract Anniversary (a 10% CDSC-free Withdrawal provision applies in New Jersey and Washington - see “Contingent Deferred Sales Charge,” above). Both Withdrawals you request and Withdrawals pursuant to a systematic Withdrawal program will count toward the limit of the amount that may be withdrawn in any Contract Year free of the CDSC. In addition, any amount withdrawn in order to meet minimum distribution requirements under the Code shall be free of CDSC.

Limited Systematic Withdrawals are also available in the first Contract Year (but after 30 days from issue). These Systematic Withdrawals are limited to monthly Systematic Withdrawal programs only. The maximum aggregate amount for the remaining months of the first Contract Year is the annual amount that may be withdrawn in Contract Years after the first Contract Year free of a CDSC (i.e., either 15% or 10% of the Contract Value, depending on the state). These Systematic Withdrawals will not be subject to a CDSC. The other rules for Systematic Withdrawals made after the first Contract Year, including the $15,000 minimum Contract Value, minimum $100 payment, and allocation rules, will apply to these systematic Withdrawals. Regardless of the method of Withdrawal, systematic or otherwise, at no point in the first Contract Year will total CDSC-free Withdrawals be available in an amount that exceeds 1/12th of 15% of each premium payment times the number of completed months since each premium payment. Systematic withdrawals may not be elected if there is a policy loan.

Contract Rights Under Certain Plans

Contracts may be purchased in connection with a plan sponsored by an employer. In such cases, all rights under the Contract rest with the Owner, which may be the employer or other obligor under the plan and benefits available to participants under the plan, are governed solely by the provisions of the plan. Accordingly, some of the options and elections under the Contract may not be available to participants under the provisions of the plan. In such cases, participants should contact their employers for information regarding the specifics of the plan.

SURRENDERS AND WITHDRAWALS

Surrender and Withdrawal

At any time prior to the Annuitization Date (or thereafter if Payment Option 1 has been elected) you may, upon proper written application deemed by us to be in good order, surrender the Contract. “Proper written application” means that you must request the surrender in writing. We may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.

We will, upon receipt of any such written request, pay to you the Cash Surrender Value. The Cash Surrender Value will reflect any applicable CDSC (see “Contingent Deferred Sales Charge,” above), any outstanding loan and accrued interest, and, in certain states, a premium tax charge (see “Premium Taxes”, above). The Cash Surrender Value may be more or less than the total of Premium Payments you made, depending on the market value of the underlying Fund shares, the amount of any applicable CDSC, and other factors.

We will normally not permit Withdrawal or Surrender of Premium Payments made by check within the 15 calendar days prior to the date the request for Withdrawal or Surrender is received.

At any time before the death of the Owner and before the Contract is annuitized, the Owner may make a Withdrawal of a portion of the Contract Value. The minimum Withdrawal is $500, except where the Withdrawal is a minimum distribution as required by certain Qualified Contract rules or where the Withdrawal is part of an automated process of paying investment advisory fees to the Owner’s investment advisor. At least $3,500 in Cash Surrender Value must remain after any Withdrawal. In some states, where approved by the state, at least $3,500 in Contract Value must remain after any Withdrawal. If a withdrawal causes your Contract Value to fall below the $3500 minimum, we may redeem your remaining contact value. Before we redeem your remaining Contract Value, we will provide you notice and give you the opportunity to increase your Contract Value to the $3500 minimum. Withdrawals made for the purpose of taking a required minimum distribution in a retirement account are not subject to the $3,500 restriction.

37

Generally, Withdrawals in the first Contract Year and Withdrawals in excess of 15% (10% in New Jersey and the State of Washington) of Contract Value as of the most recent Contract Anniversary in any Contract Year are subject to the CDSC. See “Contingent Deferred Sales Charge”, above. However, in the first Contract Year, a CDSC-free Withdrawal is currently available in an amount not exceeding 1/12th of 15% (10% in New Jersey and the State of Washington) of each premium payment for each completed month since each Premium Payment. For purposes of determining CDSC-free amounts in the first Contract Year only, all Premium Payments received prior to the first Monthly Contract Date will be considered to have been paid at the Date of Issue. One way to access these CDSC-free amounts in the first Contract Year is by setting up a monthly systematic Withdrawal program (see “Available Automated Fund Management Features-Systematic Withdrawals” below). Another limited way to make a Withdrawal in the first year without paying a CDSC is to make a Withdrawal which is part of a series of substantially equal periodic payments made for the life of the Owner or the joint lives of the Owner and his or her spouse, under section 72(t)(2)(a)(iv) of the Code. In addition, any amount withdrawn in order to meet minimum distribution requirements under the Code shall be free of CDSC. Regardless of the method of Withdrawal, systematic or otherwise, at no point in the first Contract Year will total CDSC-free Withdrawals be available in an amount that exceeds 1/12th of 15% of each premium payment times the number of completed months since each premium payment. Withdrawals will be deemed to be taken from Net Premium Payments in chronological order, with the oldest Net Premium Payment being withdrawn first. This method will tend to minimize the amount of the CDSC.

Withdrawals will be taken based on your instructions at the time of the Withdrawal. If you do not provide specific allocation instructions, or to the extent that Contract Value in the sources you specify are insufficient, the Withdrawal will be deducted pro rata from the Subaccounts and from the unloaned portion of the Fixed Account. The Withdrawal will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in the Subaccounts of the Variable Account and the unloaned portion of the Fixed Account. If it is necessary to take the Withdrawal from the Guaranteed Accounts, it will be taken pro rata from all Guaranteed Accounts in which there is Contract Value, and within each Guaranteed Account duration, on a first-in-first-out basis. To the extent a Withdrawal is taken from a Guaranteed Account, a market value adjustment will be applied (see “The Guaranteed Accounts - Market Value Adjustment”, below).

Any CDSC associated with a Withdrawal will be deducted from the Subaccounts, the Fixed Account and/or the Guaranteed Accounts based on the allocation percentages of the Withdrawal. Any amount of CDSC that we deduct from a Subaccount that is in excess of the available value in that Subaccount will be deducted pro rata among the remaining Subaccounts and the unloaned portion of the Fixed Account (as above, it will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in such remaining Subaccounts and the unloaned portion of the Fixed Account). We will process Withdrawals on the Valuation Day we receive your request in good order. If the Withdrawal cannot be processed in accordance with your instructions, then we will notify you through your agent, by telephone or by mail that we cannot process the Withdrawal, and we will not process it until we receive further instructions.

A Surrender or a Withdrawal may have tax consequences. See “Federal Income Tax Considerations,” below.

Payments

We will pay any funds surrendered or withdrawn from the Variable Account within seven days of receipt of such request in good order at our Home Office. Good order means the actual receipt by us of instructions relating to a transaction, along with all the information and supporting legal documentation we require to effect the transaction. To be in “good order,” instructions much be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. However, we reserve the right to suspend or postpone the date of any payment or transfer of any benefit or values for any Valuation Period:

●	when the New York Stock Exchange (“Exchange”) is closed;
●	when trading on the Exchange is restricted;
●	when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account’s net assets; or
●	during any other period when the SEC, by order, so permits for the protection of security holders.

The rules and regulations of the SEC shall govern as to whether certain of the conditions prescribed above exist.

In addition, if, pursuant to SEC rules, the BlackRock Government Money Market Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender, loan, or death benefit from the BlackRock Government Money Market Subaccount until the Portfolio is liquidated.

38

In cases where you surrender your Contract within 15 days of making a premium payment by check, and we are unable to confirm that such payment has cleared, we may withhold an amount equal to such payment from your surrender proceeds until we are able to confirm that the payment item has cleared, but for no more than 15 days from our receipt of the payment item. You may avoid the possibility of this holdback by making premium payments by unconditional means, such as by certified check or wire transfer of immediately available funds.

We reserve the right to delay payment of any amounts allocated to the Fixed Account or to a Guaranteed Account payable as a result of a surrender, Withdrawal or loan for up to six months after we receive a written request in a form satisfactory to us.

If mandated under applicable law, we may be required to reject a premium payment. We may also be required to provide additional information about you and your account to government regulators. In addition, we may be required to block an Owner’s account and thereby refuse to honor any request for transfers, Withdrawals, surrenders, loans or Death Benefits, until instructions are received from the appropriate regulator.

Potential Delay of Disbursements

Rules adopted by the Financial Industry Regulatory Authority Inc. (“FINRA”) allow broker/dealers to place a hold on the disbursement of customer funds when they suspect senior financial exploitation. Please contact your registered representative for more information.

Surrenders and Withdrawals Under a Tax-Sheltered Annuity Contract

Where the Contract has been issued as a Tax-Sheltered Annuity, the Owner may surrender or make a Withdrawal of part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Designated Annuitant except as provided below:

(a) The surrender or Withdrawal of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in Section 403(b)(7) of the Code, may be executed only:

1. when the Owner attains age 59 1/2, severs employment, dies, or becomes disabled (within the meaning of Code Section 72(m) (7)); or

2. in the case of hardship (as defined for purposes of Code Section 401-(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

(b) Amounts transferred to a Tax-Sheltered Annuity from other 403(b) contracts or accounts are generally subject to the same restrictions on withdrawals applicable under the prior contract or account.

(c)  For Tax-Sheltered Annuities issued on or after January 1, 2009, amounts attributable to employer contributions are subject to restrictions on withdrawals specified in your employer’s 403(b) plan, in order to comply with new tax regulations.

(d) The surrender and Withdrawal limitations described in (a) above for Tax-Sheltered Annuities apply to:

1. salary reduction contributions to Tax-Sheltered Annuities made for plan years beginning after December 31, 1988;

2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3. all amounts transferred from 403(b)(7) Custodial Accounts (except that amounts held as of the close of the last plan year beginning before January 1, 1989, and salary reduction contributions (but not earnings) after such date may be withdrawn in the case of hardship).

(e) We do not allow a Distribution other than as described above, except in the exercise of a contractual ten-day free look provision (when available). Any Distribution taken by the Owner other than as described above, including a Distribution as a result of the ten-day free look provision, may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Tax-Sheltered Annuity. National Life is not responsible for any taxes, penalties or other adverse consequences resulting from an Owner taking a Distribution.

39

A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification in the event of a ten-day free look, National Life will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Owner. The foregoing is National Life’s understanding of the withdrawal restrictions which are currently applicable under Section 403(b)-(11). Such restrictions are subject to legislative change and/or reinterpretation from time to time. Distributions pursuant to Qualified Domestic Relations Orders will not be considered to be a violation of the restrictions stated in this provision.

The Contract surrender and Withdrawal provisions may also be modified pursuant to the plan terms and Code tax provisions for Qualified Contracts. If your Contract is a Tax-Sheltered Annuity, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that Premium Payments, as well as surrenders, withdrawals, loans or transfers you request, comply with applicable tax requirements and to decline premiums or requests that are not in compliance. We will not process Premium Payments, surrenders, withdrawals, loans or transfers until all information required under the tax law has been received. By directing Premium Payments to the Contract or requesting any one of these payments, you consent to the sharing of confidential information about you, the Contract, transactions under the Contract, and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

CHANGES TO VARIABLE ACCOUNT

We reserve the right to create one or more new separate accounts, combine or substitute separate accounts, or to add new investment Funds for use in the Contracts at any time. In addition, if the shares of the Funds described in this prospectus should no longer be available for investment by the Variable Account or, if in our judgment further investment in such Fund shares should become inappropriate, we may eliminate Subaccounts, combine two or more Subaccounts or substitute one or more Funds for other Fund shares already purchased or to be purchased in the future under the Contract. The other Funds may have higher fees and charges than the ones they replaced, and not all Funds may be available to all classes of Contracts. In general, no substitution of securities in the Variable Account may take place without prior approval of the SEC, or without reliance on an exception to obtaining SEC approval to substitute, and under such requirements as it may impose. We may also operate the Variable Account as a management investment company under the Investment Company Act, deregister the Variable Account under the Investment Company Act (if such registration is no longer required), transfer all or part of the assets of the Variable Account to another separate account or to the Fixed Account (subject to obtaining all necessary regulatory approvals), and make any other changes reasonably necessary under the Investment Company Act or applicable state law.

OPTIONAL ACCELERATED BENEFIT RIDERS

If the Contract has been in force for at least five years, the Accelerated Benefit Riders provide accelerated Death Benefits prior to the death of the covered person in certain circumstances where a terminal illness or chronic illness creates a need for access to the Death Benefit. A terminal illness means that the covered person has been certified by a physician as having an illness or chronic condition that can reasonably be expected to result in death in 24 months or less from the date of certification. A covered chronic illness is an illness or physical condition of the covered person such that he or she: 1) is unable to perform (without substantial assistance from another individual) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or 2) requires substantial supervision by another person to protect the covered person from threats to health and safety due to his or her own severe cognitive impairment.

The terminal illness or chronic illness must have begun while the Contract was in force. Benefits accelerated under these Riders are discounted for interest and mortality. Once benefits have been accelerated, the Contract terminates. There is no cost for these Riders. They can be included in the Contract at issue, or they can be added after issue, for a covered person at the time of Contract issue whose age, on an age on nearest birthday basis, is 0-75.

The covered person is the Owner, unless the Owner is not a natural person, in which case the covered person is the Annuitant. If there are Joint Owners, then each is considered a covered person. If the covered person changes, then the Contract is not eligible for acceleration until the Contract has been in force five years from the date of the change.

Only a full acceleration of the Death Benefit will be allowed. The amount, which will never be less than the Cash Surrender Value of the Contract, will be paid in a lump sum. The amount must first be applied to pay any debt to us on the Contract.

40

Example:

How the Enhanced Death Benefit is Calculated

Assume that:

(1)       you purchase this contract with a $200,000 premium payment (no additional premium payments are made);

(2)       the Contract Value immediately preceding the withdrawal is $180,000;

(3)       the free withdrawal amount is 15% immediate processing the withdrawal and the surrender charge is 6%;

(4)       $20,000 withdrawal is made after the second Contract Anniversary;

(5)       the Contract Value is $165,000 on the first Contract Anniversary, it is $220,000 on the second Contract Anniversary (Reset Anniversary); and

(6)       you die in the third Contract Year and the Contract Value of the contract has decreased to $175,000.

The Death Benefit is the greatest of:

a)       the Contract Value

= $175,000;

b)       Net Premium payments less any partial withdrawals including surrender charges on that withdrawal less any outstanding loans and accrued interest on that loan. If the net premium at the time of withdrawal is higher than the contract value, then the net premium is reduced proportionally rather than dollar for dollar. In this example, the net premium is greater than the contract value at time of withdrawal so the reduction is proportional.

= $177,777 ($200,000 * (1 - ($20,000 / $180,000)); or

c)       the highest Contract Value on any prior anniversary:

= $220,000 (Maximum of $165,000 and $220,000)

These Riders may not be available in all states and their terms may vary by state. These Riders will not be available in New York, Oregon, Texas, Virginia or Washington. Connecticut, Kansas, Louisiana, Minnesota, New Jersey, Pennsylvania, South Carolina and Utah only allow the terminal illness portion of the Riders.

Any amount received under an Accelerated Benefits Rider should be taxed in the same manner as a surrender of the Contract. See “Federal Income Tax Considerations,” below.

FEDERAL INCOME TAX CONSIDERATIONS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a Contract.

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Because the tax benefits of annuity contracts may not be needed in the context of Qualified Contracts, you generally should not buy a Qualified Contract for the purpose of obtaining tax deferral.

Taxation of Non-Qualified Contracts

Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Code requires that the investments of each investment division of the separate account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Fund in which it invests, will satisfy these diversification requirements.

41

Owner Control. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of our Contracts, we believe that the Owner of a Contract should not be treated as the owner of the assets of the separate account. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Contract Owners from being treated as the owner of the underlying assets of the separate account asset.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. The latter requirement will be considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the owner’s death. The designated Beneficiary refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner’s investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. There is no guidance on the proper tax treatment of market value adjustments and it is possible that a positive market value adjustment at the time of a Withdrawal from a Guaranteed Account may be treated as part of the Contract Value immediately prior to the distribution. A tax advisor should be consulted on this issue. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

●	made on or after the taxpayer reaches age 59½;
●	made on or after the death of an Owner;
●	attributable to the taxpayer’s becoming disabled; or
●	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Partial Annuitization. If part but not all of an annuity contract’s value is applied to provide payments for one or more lives or for a period of at least ten years (a “partial annuitization”), those payments may be taxed as annuity payments.  This tax treatment is not available under the Contract because the Contract does not permit you to partially annuitize, that is, the contract requires you to apply all of your contract value when selecting a payout option.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

42

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an annuitant or Payee who is not an Owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, designation or exchange, should consult a tax advisor as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner’s income when a taxable distribution occurs.

Further Information. Further details regarding the qualification of the Contract for Federal income tax purposes can be found in the Statement of Additional Information under the heading “Tax Status of the Contracts.”

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions up to a maximum amount specified in the Code. The contributions may be deductible in whole or in part, depending on the individual’s income. Distributions from certain pension plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. You may delay taking your first required minimum distribution (RMD) payment until April 1 of the year following the year in which you reach the specified age, but the second RMD payment must be taken by December 31 of the same year. The SECURE Act and SECURE 2.0 increased the age for RMDs. The beginning RMD age is: age 72 for someone born in 1950; age 73 for someone born from 1951 through 1959; and age 75 for someone born in 1960 or later. . The beginning RMD age for someone who turned age 70 ½ before 2020 is age 70 ½. If RMDs were started before 2023, the SECURE Act and SECURE 2.0 changes do not affect them. A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA. Distributions that are rolled over to an IRA within 60 days are not immediately taxable. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRA’s.

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to a maximum amount specified in the Code. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs, including RMDs, are subject to the same requirements and restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. Distributions that are rolled over to an IRA within 60 days are not immediately taxable. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRA’s.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Lifetime distributions from Roth IRAs are not subject to the RMD rules. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Distributions that are rolled over to an IRA within 60 days are not immediately taxable. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRA’s.

43

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Required minimum distributions must begin by April 1, following the calendar year in which the later of the following occurs: (a) the year you reach age 72 (70 ½  if you reached age 70 1/2 before 2020; 72 if you reached age 72 after 2020; 73 if you reached age 72 after 2022; 75 if born in 1960 or later); or (b) the year you retire from employment with the employer that sponsors the plan. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. These premium payments may be subject to FICA (social security) tax. Required minimum distributions must begin by April 1, following the calendar year in which the later of the following occurs: (a) the year you reach the specified age ; or (b) the year you retire from employment with the employer that sponsors the plan, if allowed by the plan. The SECURE Act and SECURE 2.0 increased the age for RMDs. The beginning RMD age is: age 72 for someone born in 1950; age 73 for someone born from 1951 through 1959; and age 75 for someone born in 1960 or later. The beginning RMD age for someone who turned 70 ½ before 2020 is age 70 ½. If RMDs were started before 2023, the SECURE Act and SECURE 2.0 changes do not affect them. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59½, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship but would generally be subject to penalties.

If your Contract was issued pursuant to a 403(b) plan, we are generally required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment for his or her deferred compensation account. For non-governmental Section 457 plans, all such investments are owned by and are subject to, the claims of the general creditors of the sponsoring employer. Required minimum distributions must begin by April 1, following the calendar year in which the later of the following occurs: (a) the year you reach the specified age; or (b) the year you retire from employment with the employer that sponsors the plan, if allowed by the plan.  The SECURE Act and SECURE 2.0 increased the age for RMDs. The beginning RMD age is: age 72 for someone born in 1950; age 73 for someone born from 1951 through 1959; and age 75 for someone born in 1960 or later. The beginning RMD age for someone who turned 70 ½ before 2020 is age 70 ½. If RMDs were started before 2023, the SECURE Act and SECURE 2.0 changes do not affect them. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

Withdrawals. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of the individual. In many cases, the “investment in the contract” under a Qualified Contract may be zero.

Other Tax Issues. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules. Please note important changes to the required minimum distribution rules during lifetime and at death. Under IRAs and defined contribution retirement plans, most non-spouse beneficiaries will no longer be able to satisfy the death distribution rules by “stretching” payouts over life. Instead, those beneficiaries will have to take their post-death distributions within ten years. Certain exceptions apply to “eligible designated beneficiaries” which include disabled and chronically ill individuals, individuals who are ten or less years younger than the deceased individual, and children who have not reached the age of majority. This change applies to distributions to designated beneficiaries of individuals who die on and after January 1, 2020. Consult a tax adviser if you are affected by these new rules.

44

Required Minimum Distributions. Notwithstanding any provision of the Qualified Contract or Riders to the contrary, the distribution of an individual’s interest in the Qualified Contract shall be made in accordance with the requirements of the Code and the regulations thereunder. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Distributions Upon Death in Qualified Annuity Contracts

Distributions for deaths that occurred before December 31, 2019, where distributions had begun before death. If the Owner died after distributions had begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.

Distributions for deaths that occurred before December 31, 2019, where distributions had not begun before death. If the Owner died before distribution had begun, distribution of the individual’s entire interest will be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distribution in accordance with (1) or (2) below:

1) If the Owner’s interest is payable to a designated Beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated Beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died.

2) If the designated Beneficiary is the Owner’s surviving spouse, the date distributions are required to begin in accordance with (1) above shall not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 70 1/2.

3) If the designated Beneficiary is the Owner’s surviving spouse, the spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.

Distributions for deaths occurring after December 31, 2019. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules. Please note important changes to the required minimum distribution rules. Under IRAs and defined contribution retirement plans, most non-spouse Beneficiaries will no longer be able to satisfy these rules by “stretching” payouts over life. Instead, those Beneficiaries will have to take their post-death distributions within ten years. Certain exceptions apply to “eligible designated Beneficiaries” which include a spouse, disabled and chronically ill individuals, individuals who are ten or less years younger than the deceased individual, and children who have not reached the age of majority. This change applies to distributions to designated Beneficiaries of individuals who die on and after January 1, 2020. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

Distributions from Qualified Contracts generally are subject to withholding for the Owner’s federal income tax liability. The withholding rate varies according to the type of distribution and the Owner’s tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.

“Eligible rollover distributions” from section 401(a) plans, Section 403(a) annuities, and Section 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution, from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

45

Under certain circumstances, the Code may impose a generation skipping transfer ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Medicare Tax. Distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the Medicare tax on investment income.  The 3.8% tax will be applied to the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Consult a tax advisor for more information.

Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

Possible Tax Law Changes

At any time, the federal income tax laws and regulations that apply to the contract may change. We cannot predict when or if any new federal income tax law, regulation or administrative interpretation, or any amendment to any existing federal income tax law or administrative interpretation will be adopted or promulgated or will become effective, and whether any such law, regulation or interpretation may take effect retroactively. We and our representatives do not provide tax or legal advice. Your tax and financial situation is unique. You should consult your tax and/or legal advisor for advice and information specific to your situation.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

For additional information relating to the tax status of the Contract, see the Statement of Additional Information.

GENDER NEUTRALITY

In 1983, the United States Supreme Court held that optional annuity benefits provided under an employee’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964 vary between men and women on the basis of sex. The Court applied its decision to benefits derived from contributions made on or after August 1, 1983. Lower federal courts have since held that the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, some states prohibit using sex-distinct mortality tables.

The Contract uses sex-distinct actuarial tables, unless state law requires the use of sex-neutral actuarial tables. As a result, the Contract generally provides different benefits to men and women of the same age. Employers and employee organizations which may consider buying Contracts in connection with any employment-related insurance or benefits program should consult their legal advisors to determine whether the Contract is appropriate for this purpose.

DISTRIBUTION OF THE CONTRACTS

The Contracts are no longer available for sale. We have entered into a distribution agreement with ESI, our affiliate, for the distribution and sale of the Contracts. ESI is a wholly owned indirect subsidiary of National Life Holding Company. Pursuant to this agreement, ESI serves as principal underwriter for the Contracts. ESI previously sold the Contracts through its registered representatives. ESI has also entered into selling agreements with other broker-dealers who in turn sold the Contracts through their registered representatives (“selling broker-dealers”). ESI is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA.

ESI’s registered representatives who sold the Contracts are registered with FINRA and with the states in which they do business. More information about ESI and its registered representatives is available at www.finra.org or by calling 1-800-289-9999. You also can obtain information about ESI and its registered representatives (and selling broker-dealers and their representatives) from FINRA through its BrokerCheck program.

46

National Life pays ESI commissions and other forms of compensation for sales of the Contracts. You may have purchased a Contract through a registered representative of ESI, and you also may have purchased a Contract from a selling broker-dealer. The maximum payment to a broker-dealer for selling the Contracts was generally 6.5%; however, during certain promotional periods the commissions may have been higher. These promotional periods were determined by National Life and the maximum commission paid during these periods did not exceed 7.0%. We will pay the broker-dealer commission either as a percentage of the Premium Payment at the time it is paid, as a percentage of Contract Value over time, or a combination of both. A portion of the payments made to ESI or selling broker-dealers will be passed on to their registered representatives in accordance with their internal compensation arrangements. Those arrangements may also include other types of cash and non-cash compensation and other benefits. You may ask your registered representative for further information about what your registered representative and the selling broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

National Life general agents, who may also be registered as principals with ESI, also receive compensation on Contracts sold through ESI registered representatives. National Life general agents may also receive fees from ESI relating to sales of the Contracts by broker-dealers other than ESI, where the selling registered representative has a relationship with such general agent’s National Life agency.

National Life may provide loans to unaffiliated broker-dealers, who in turn may provide loans to their registered representatives, to finance business development, and may then provide further loans or may forgive outstanding loans based on specified business criteria, including sales of the Contracts, and measures of business quality.

From time to time, in accordance with applicable law, we may offer specific sales incentives to selling broker-dealers. These incentives are not offered to all broker-dealers, and the terms of such incentives may vary among selling broker-dealers. The selling broker-dealers, on their own accord, may pass through some or all of these incentives to their registered representatives. These incentives may take the form of cash bonuses for reaching certain sales levels or for attaining a high ranking among registered representatives based on sales levels. These incentive programs may also include sales of National Life’s or their affiliates’ other products. To the extent, if any, that such bonuses are attributable to the sale of variable products, including the Contracts, such bonuses will be paid through the agent’s broker-dealer.

National Life, ESI and/or their affiliates may contribute amounts to various non-cash and cash compensation paid by ESI to its registered representatives, including (1) sponsoring educational programs, (2) contributing to sales contests and/or promotions in which participants receive prizes such as travel, merchandise, hardware and/or software; (3) paying for occasional meals, lodging and/or entertainment; (4) making cash reimbursements for payments in lieu of certain business expenses reimbursements; (5) making loans and forgiving such loans and/or (6) health and welfare benefit programs. Sales of the Contracts may help registered representatives qualify for certain of these non-cash and cash compensation items, which are subject to all applicable laws, including FINRA rules and the SEC’s Regulation Best Interest.

Commissions and other incentives or payments described above are not charged directly to Contract owners or to the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

DWS (with exception of the Small Cap Index Fund), Franklin Templeton (with exception of the Global Discovery Securities Fund and the U.S. Government Fund), Invesco Oppenheimer, T. Rowe Price (with exception of the Moderate Allocation Fund), and the Small Cap Growth Portfolio of Neuberger Berman Advisers Management Trust offered in the Contracts, make payments to ESI under their 12b-1 plans in consideration of services provided by ESI in selling or servicing shares of these funds. In each case these payments amount to 0.25% of Variable Account assets invested in the particular Fund. BlackRock’s Money Market Portfolio may make payments under its 12b-1 plan to ESI in consideration of services provided by ESI in selling or servicing shares of this Fund of up to 0.10% of Variable Account assets invested in the Funds.

See “Underwriters” in the Statement of Additional Information for more information about compensation paid for the sale of the Contracts.

LEGAL MATTERS

National Life is subject, in the ordinary course of business, to claims, litigation, arbitration proceedings, and governmental examinations. Although National Life is not aware of any actions, proceedings, or allegations that reasonably should give rise to a material adverse impact to National Life’s financial position or liquidity, the outcome of any particular matter cannot be foreseen with certainty.

National Life is relying on Securities and Exchange Commission (“SEC”) Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

47

FINANCIAL STATEMENTS

The financial statements of National Life and the Variable Account are included in the Statement of Additional Information. The financial statements should be considered only as bearing on National Life’s general financial strength, claims paying ability and ability to meet its obligations under the Contracts. In addition to Fixed Account and Guaranteed Account allocations, general account assets are used to pay benefits that exceed your Contract Value under the Contract. National Life’s General Account assets principally consist of fixed-income securities, including corporate bonds, mortgage-backed/asset-backed securities, and mortgage loans on real estate. National Life also enters into equity derivative contracts (futures and options) to hedge exposures embedded in our equity indexed annuity products, and may enter into other types of derivatives transactions. All of National Life’s General Account assets are exposed to various investment risks. National Life’s financial statements include a further discussion of risks associated with General Account investments. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

STATEMENTS AND REPORTS

National Life will provide to Owners, at their last known address of record, any statements and reports required by applicable laws or regulations. Owners should therefore give National Life prompt notice of any address change. National Life will send a confirmation statement to Owners each time a transaction is made affecting the Owner’s Variable Account Contract Value, such as making additional Premium Payments, transfers, exchanges or Withdrawals. Quarterly statements also are provided detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plans (such as a dollar cost averaging program) or salary reduction arrangement, the Owner may receive confirmation of such transactions in their quarterly statements. The Owner should review the information in these statements carefully. All errors or corrections must be reported to National Life immediately to assure proper crediting to the Owner’s Contract.

To eliminate duplicate mailings and reduce expenses, we may provide only one copy of the prospectus, prospectus supplements, annual and semi-annual reports, or any other required documents to your household, including the prospectuses or summary prospectuses for the Funds, even if more than one Owner lives there. If you would like an additional copy or if would like to continue to receive your own copy of any of these documents, you may call us toll-free at 1-800-732-8939 or write us at our Home Office.

OWNER INQUIRIES

Owner inquiries may be directed to National Life by writing to us at One National Life Drive, Montpelier, Vermont 05604, or calling 1-800-732-8939.

48

APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds currently available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://nationallife.onlineprospectus.net/NationalLife/ProductDocuments/. You can also request this information at no cost by calling (800) 344-7437.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower, if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses (%)*	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Growth & Income	AB VPS Balanced Hedged Allocation Portfolio (Class B) Investment Adviser: AllianceBernstein L.P.	0.94%	12.66%	5.92%	5.04%
Small Mid Value Equity	AB VPS Discovery Value Portfolio (Class A) Investment Adviser: AllianceBernstein L.P.	0.81%	17.18%	10.78%	7.55%
Growth & Income	AB VPS Dynamic Asset Allocation Portfolio (Class B) Investment Adviser: AllianceBernstein L.P.	1.10%	13.48%	4.03%	3.22%
International Equity	AB VPS International Value Portfolio (Class B) Investment Adviser: AllianceBernstein L.P.	1.15%	14.83%	5.55%	1.83%
Growth	LVIP American Century Capital Appreciation Fund (Service Class)** Investment Adviser: American Century Investment Management, Inc.	1.07%	20.55%	13.09%	N/A***
Growth & Income	LVIP American Century Large Company Value Fund (Service Class)**** Investment Adviser: American Century Investment Management, Inc.	0.85%	3.78%	10.37%	7.58%
Growth	LVIP American Century Ultra Fund (Service Class)***** Investment Adviser: American Century Investment Management, Inc.	0.91%	43.27%	19.07%	14.47%
Growth & Income	LVIP American Century Value Fund (Service Class)****** Investment Adviser: American Century Investment Management, Inc.	0.85%	9.08%	11.71%	8.36%

49

Type/Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses (%)*	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Income	American Funds AFIS American High-Income Trust (Class 4) Investment Adviser: Capital Research and Management Company	0.94%	12.18%	5.84%	4.15%
Growth & Income	American Funds AFIS Asset Allocation Fund (Class 4) Investment Adviser: Capital Research and Management Company	0.80%	14.02%	8.92%	6.98%
International Income	American Funds AFIS Capital World Bond Fund (Class 4) Investment Adviser: Capital Research and Management Company	0.98%	5.89%	-0.56%	0.12%
International Growth & Income	American Funds AFIS Capital World Growth & Income (Class 4) Investment Adviser: Capital Research and Management Company	1.01%	20.65%	10.07%	7.36%
International Equity	American Funds AFIS Global Small Capitalization Fund (Class 4) Investment Adviser: Capital Research and Management Company	1.20%	15.79%	8.03%	5.51%
Growth & Income	American Funds AFIS Growth-Income Fund (Class 4) Investment Adviser: Capital Research and Management Company	0.78%	25.82	13.08%	10.63%
International Equity	American Funds AFIS New World Fund (Class 4) Investment Adviser: Capital Research and Management Company	1.14%	15.67%	8.37%	4.43%
Growth & Income	BlackRock Advantage SMID Cap V.I. Fund (Class III) Investment Adviser: BlackRock Advisors, LLC	0.80%	18.63%	11.52%	8.28%
International Equity	BlackRock Equity Dividend V.I. Fund (Class III) Investment Adviser: BlackRock Advisors, LLC	0.92%	11.99%	11.27%	8.73%
International Growth & Income	BlackRock Global Allocation V.I. Fund (Class III) Investment Adviser: BlackRock Advisors, LLC	0.99%	12.49%	7.39%	4.63%
Capital Preservation	BlackRock Government Money Market V.I. Fund (Class I) Investment Adviser: BlackRock Advisors, LLC	0.30%	4.85%	1.70%	1.09%

50

Type/Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses (%)*	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Growth & Income	BlackRock 60/40 Target Allocation ETF V.I. Fund (Class III) Investment Adviser: BlackRock Advisors, LLC	0.44%	15.32%	8.89%	5.64%
Large Growth Equity	Fidelity VIP Contrafund Portfolio (Class 2) Investment Adviser: Fidelity Management & Research Company (FMR) Subadviser: FMR Co., Inc. (FMRC) and other affiliates of FMR	0.84%	33.12%	16.36%	11.33%
Aggressive Growth	Fidelity VIP Disciplined Small Cap Portfolio (Class 2) Investment Adviser: Fidelity Management & Research Company (FMR) Subadviser: FMR Co., Inc. (FMRC) and other affiliates of FMR	0.71%	20.67%	11.54%	7.21%
Growth	Fidelity VIP Dynamic Capital Appreciation Portfolio (Class 2) Investment Adviser: Fidelity Management & Research Company (FMR) Subadviser: FMR Co., Inc. (FMRC) and other affiliates of FMR	0.90%	28.92%	16.93%	11.38%
Growth & Income	Fidelity VIP Freedom Income Portfolio (Class 2) Investment Adviser: Fidelity Management & Research Company (FMR) Subadviser: FMR Co., Inc. (FMRC) and other affiliates of FMR	0.25%	7.65%	3.68%	3.13%
Growth	Fidelity VIP Growth Opportunities Portfolio (Class 2) Investment Adviser: Fidelity Management & Research Company (FMR) Subadviser: FMR Co., Inc. (FMRC) and other affiliates of FMR	0.86%	45.30%	18.79%	15.44%

51

Type/Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses (%)*	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Index Equity	Fidelity VIP Index 500 Portfolio (Class 2) Investment Adviser: Fidelity Management & Research Company (FMR) Subadviser: Geode Capital Management, LLC (Geode®) and FMR Co., Inc. (FMRC)	0.35%	25.88%	15.27%	11.64%
Mid Cap Blend	Fidelity VIP Mid Cap Portfolio (Class 2) Investment Adviser: Fidelity Management & Research Company (FMR) Subadviser: FMR Co., Inc. (FMRC) and other affiliates of FMR	0.85%	14.80%	12.17%	7.85%
Growth & Income	Fidelity VIP Real Estate Portfolio (Class 2) Investment Adviser: Fidelity Management & Research Company (FMR) Subadviser: FMR Co., Inc. (FMRC) and other affiliates of FMR	0.89%	10.89%	4.96%	5.77%
Growth & Income	Franklin Allocation VIP Fund (Class 4) Investment Adviser: Franklin Advisory Inc. Subadviser: Templeton Global Advisers Limited and other affiliates	0.93%	14.77%	14.77%	14.77%
Value Equity	Franklin Mutual Global Discovery VIP Fund (Class 4) Investment Adviser: Franklin Mutual Advisers, LLC Subadviser: Franklin Templeton Investment Management Limited	1.25%	20.55%	20.55%	20.55%
Growth & Income	Franklin Rising Dividends VIP Fund (Class 4) Investment Adviser: Franklin Advisors, Inc.	1.01%	12.39%	12.39%	12.39%
Small-Mid Cap Growth	Franklin Small-Mid Cap Growth VIP Fund (Class 4) Investment Adviser:	1.20%	27.12%	27.12%	27.12%

52

Type/Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses (%)*	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Aggressive Growth	Goldman Sachs VIT Mid Cap Growth Fund (Service Class Shares) Investment Adviser: Goldman Sachs Asset Management, L.P.	0.98%	18.45%	13.48%	9.33%
Value	Goldman Sachs VIT Mid Cap Value Fund (Service Class Shares) Investment Adviser: Goldman Sachs Asset Management, L.P.	1.09%	11.11%	13.06%	7.82%
Aggressive Growth	Goldman Sachs VIT Small Cap Equity Insights Fund (Service Class Shares) Investment Adviser: Goldman Sachs Asset Management, L.P.	1.07%	18.95%	9.76%	7.53%
International Growth & Income	Goldman Sachs VIT Trend Driven Allocation Fund (Service Class Shares) Investment Adviser: Goldman Sachs Asset Management, L.P.	0.92%	15.57%	4.81%	3.41%
Growth	Invesco V.I. Discovery Mid Cap Growth Fund (Series II) Investment Adviser: Invesco Advisers Inc.	1.12%	12.85%	12.47%	9.52%
Growth & Income	Invesco V.I. Diversified Dividend Fund (Series II) Investment Adviser: Invesco Advisers Inc.	0.93%	8.77%	9.53%	7.53%
Growth & Income	Invesco V.I. Equity and Income Fund (Series II) Investment Adviser: Invesco Advisers Inc.	0.82%	10.24%	9.64%	6.78%
International Equity	Invesco V.I. EQV International Equity Fund (Series II) Investment Adviser: Invesco Advisers Inc.	1.15%	18.15%	8.42%	4.33%
International Growth & Income	Invesco V.I. Global Real Estate Fund (Series II) Investment Adviser: Invesco Advisers Inc.	1.27%	8.82%	1.85%	2.84%
Income	Invesco V.I. Government Securities Fund (Series II) Investment Adviser: Invesco Advisers Inc.	0.94%	4.46%	0.42%	0.90%
High Income	Invesco V.I. High Yield Fund Series II Investment Adviser: Invesco Advisers Inc.	1.15%	9.77%	3.76%	2.96%

53

Type/Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses (%)*	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Large Growth	T. Rowe Price Blue Chip Growth Portfolio II Investment Adviser: T. Rowe Price Associates, Inc.	1.00%	48.96%	13.50%	12.31%
Large Value	T. Rowe Price Equity Income Portfolio II Investment Adviser: T. Rowe Price Associates, Inc.	0.99%	9.31%	10.92%	7.57%
Sector Equity	T. Rowe Price Health Sciences Portfolio II Investment Adviser: T. Rowe Price Associates, Inc.	1.19%	2.68%	10.96%	11.03%
Mid-Cap	T. Rowe Price Mid-Cap Growth Portfolio II Investment Adviser: T. Rowe Price Associates, Inc.	1.09%	19.68%	11.36%	10.22%
International Equity	Templeton Developing Markets VIP Fund (Class 4) Investment Adviser: Templeton Asset Management, Ltd. Subadviser: Franklin Templeton Investment Management Limited	1.44%	12.54%	4.11%	2.22%
International Equity	Templeton Global Bond VIP Fund (Class 4) Investment Adviser: Franklin Advisors, Inc.	0.77%	2.82%	-2.23%	-0.76%
Hybrid Equity and Debt	Touchstone TVST Balanced Fund Investment Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.79%	18.61%	11.29%	7.80%
Investment-Grade Bond	Touchstone TVST Bond Fund Investment Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.61%	6.07%	1.82%	1.43%
Large Blend Equity	Touchstone TVST Common Stock Fund Investment Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.73%	26.66%	16.22%	11.29%

54

Type/Investment Objective	Portfolio and Adviser/Subadviser	Current Expenses (%)*	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Small Growth Equity	Touchstone TVST Small Company Investment Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.76%	16.60%	12.29%	9.49%
Foreign Equity	Van Eck VIP Trust Emerging Markets (Class S) Investment Adviser: Van Eck Associates Corporation	1.56%	9.44%	1.94%	N/A**
Global Sector Equity	VanEck VIP Global Resources Fund (Class S) Investment Adviser: Van Eck Associates Corporation	1.36%	-3.84%	10.61%	-1.01%

* Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2025, and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Fund for the year ended December 31, 2023, reflect temporary fee reductions under such an arrangement.

**On April 26, 2024, the American Century VP Capital Appreciation Fund merged with the LVIP American Century Capital Appreciation Fund..

*** It has been less than ten years since the inception of the fund.

****On April 26, 2024, the American Century VP Large Company Value Fund merged with the LVIP American Century Large Company Value Fund.

*****On April 26, 2024, the American Century VP Ultra Fund merged with the LVIP American Century Ultra Fund.

****** On April 26, 2024, the American Century VP Value Fund merged with the LVIP American Century Value Fund.

National Life Insurance Company
1 National Life Drive
Montpelier, VT 05604
1-800-732-8939
www.nationallife.com

The Statement of Additional Information (“SAI”) includes additional information about the Variable Account. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is available without charge, upon request. You can obtain the SAI by writing to us at the above address, or by calling 1-800-732-8939.

The SEC maintains a website (www.sec.gov) that contains the registration statement, including the SAI, and other information filed electronically by National Life concerning the Contract and the Variable Account. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000171434

55

Sentinel Advantage Variable Annuity

FLEXIBLE PREMIUM VARIABLE ANNUITY

Issued by

National Life Insurance Company through

National Variable Annuity Account II

The date of this prospectus is April 29, 2024. This prospectus states the information about the National Variable Annuity Account II (“Variable Account”), the Sentinel Advantage Variable Annuity (“Contract”), and National Life Insurance Company (“National Life,” “we” or “us”) you should know before investing. This prospectus is a disclosure document and describes all of the Contract’s material features, benefits, rights, and obligations. The description of the Contract’s material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the Contract are changed after the date of this prospectus, in accordance with the Contract, those changes will be described in a supplemented prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. It is important that you also read the Contract and endorsements, which may reflect additional non-material state variations or other non-material variations. Please carefully read this prospectus and any related documents and keep everything together for future reference.

This Contract is not available to new purchasers.

This prospectus describes the investment options and optional features that we currently offer under the Contract. At the time you purchased the Contract, it is possible that not all of the optional features listed in this prospectus were available, as we reserved the right to prospectively restrict availability of the optional features. In addition, certain broker-dealers selling the Contracts may limit the investment options and/or optional features that are available to their customers. Ask your financial professional about which investment options and/or optional features are not offered. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. We reserve the right to limit the number of Contracts that you may purchase. We also reserve the right to refuse initial and any or all subsequent Premium payments. Please confirm with us or your financial professional that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.investor.gov.

The Contract makes available for investment variable options. The variable options are Subaccounts of the Separate Account, each of which invests in one of the Funds listed on Appendix A.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

● Not FDIC/NCUA insured ● Not Bank/CU guaranteed ● May lose value ● Not a deposit ● Not insured by any federal agency

GLOSSARY

Accumulation Unit - An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

Annuitant - A person named in the Contract who is expected to become, at Annuitization, the person upon whose continuation of life any annuity payments involving life contingencies depends. Unless the Owner is a different individual who is age 85 or younger, this person must be age 85 or younger at the time of Contract issuance unless National Life has approved a request for an Annuitant of greater age. The Owner may change the Annuitant prior to the Annuitization Date, as set forth in the Contract.

Annuitization - The period during which annuity payments are received.

Annuitization Date - The date on which annuity payments commence.

Annuity Payment Option - The chosen form of annuity payments. Several options are available under the Contract.

Annuity Unit - An accounting unit of measure used to calculate the value of Variable Annuity payments.

Beneficiary - The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Owner or Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Owner as set forth in the Contract.

Cash Surrender Value - An amount equal to Contract Value, minus any applicable Contingent Deferred Sales Charge, minus any applicable premium tax charge.

Chosen Human Being — An individual named at the time of Annuitization upon whose continuance of life any annuity payments involving life contingencies depends.

Code - The Internal Revenue Code of 1986, as amended.

Collateral Fixed Account — The portion of the Fixed Account which holds value that secures a loan on the Contract.

Contract Anniversary - An anniversary of the Date of Issue of the Contract.

Contract Value - The sum of the value of all Variable Account Accumulation Units attributable to the Contract, plus any amount held under the Contract in the Fixed Account, plus any amounts held in the Guaranteed Accounts, and minus any outstanding loan and accrued interest on such loans.

Contract Year - Each year the Contract remains in force commencing with the Date of Issue.

Date of Issue - The date shown as the Date of Issue on the Data Page of the Contract.

Death Benefit - The benefit payable to the Beneficiary upon the death of the Owner or the Annuitant.

Distribution - Any payment of part or all of the Contract Value.

Fixed Account - The Fixed Account is part of National Life’s general account and Guaranteed Accounts made up of all assets of National Life other than those in the Variable Account or any other segregated asset account of National Life.

Fixed Annuity - An annuity providing for payments which are guaranteed by National Life as to dollar amount during Annuitization.

Fund - A registered management investment company in which the assets of a Subaccount of the Variable Account will be invested.

Guaranteed Account — A Guaranteed Account is part of National Life’s general account. We guarantee a specified interest rate for the entire time an investment remains in a Guaranteed Account.

Home Office – National Life’s Home Office located at One National Life Drive, Montpelier, Vermont 05604; 1-800-732-8939 (telephone).

Individual Retirement Annuity (IRA) - An annuity which qualifies for favorable tax treatment under Section 408 of the Code.

Investment Company Act — The Investment Company Act of 1940, as amended from time to time.

Joint Owners - Two or more persons who own the Contract as tenants in common or as joint tenants. If joint owners are named, references to “Owner” in this prospectus will apply to both of the Joint Owners.

Maturity Date - The date on which annuity payments are scheduled to commence. The Maturity Date is shown on the Data Page of the Contract, and is subject to change by the Owner, within any applicable legal limits, subject to National Life’s approval.

Monthly Contract Date - The day in each calendar month which is the same day of the month as the Date of Issue, or the last day of any month having no such date, except that whenever the Monthly Contract Date would otherwise fall on a date other than a Valuation Day, the Monthly Contract Date will be deemed to be the next Valuation Day.

Non-Qualified Contract - A Contract which does not qualify for favorable tax treatment under the provisions of Sections 401 or 403(a) (Qualified Plans), 408 (IRAs), 408A (Roth IRAs), 403(b) (Tax-Sheltered Annuities), or 457 of the Code.

Owner (“you”) - The Owner is the person who possesses all rights under the Contract, including the right to designate and change any designations of the Owner, Annuitant, Beneficiary, Annuity Payment Option, and the Maturity Date.

Payee - The person who is designated at the time of Annuitization to receive the proceeds of the Contract upon Annuitization.

Premium Payment - A deposit of new value into the Contract. The term “Premium Payment” does not include transfers among the Variable Account, Fixed Account, and Guaranteed Accounts, or among the Subaccounts.

Net Premium Payments - The total of all Premium Payments made under the Contract, less any premium tax deducted from premiums.

Qualified Contract - A Contract which qualifies for favorable tax treatment under the provisions of Sections 401 or 403(a) (Qualified Plans), 408 (IRAs), 408A (Roth IRAs), 403(b) (Tax-Sheltered Annuities) or 457 of the Code.

Qualified Plans - Retirement plans which receive favorable tax treatment under section 401 or 403(a) of the Code.

Subaccounts - Separate and distinct divisions of the Variable Account that purchase shares of underlying Funds. Separate Accumulation Units and Annuity Units are maintained for each Subaccount.

Tax-Sheltered Annuity - An annuity which qualifies for favorable tax treatment under section 403(b) of the Code.

Valuation Day - Each day the New York Stock Exchange is open for business other than any day on which trading is restricted. Unless otherwise indicated, when an event occurs or a transaction is to be effected on a day that is not a Valuation Day, it will be effected on the next Valuation Day. A Valuation Day ends at the close of regular trading of the New York Stock Exchange, usually 4:00 p.m., Eastern Time.

Valuation Period - The time between two successive Valuation Days.

Variable Account -The National Variable Annuity Account II, a separate investment account of National Life into which Net Premium Payments under the Contracts are allocated. The Variable Account is divided into Subaccounts, each of which invests in the shares of a separate underlying Fund. The Variable Account is sometimes referred to as the Separate Account in this prospectus.

Variable Annuity - An annuity the accumulated value of which varies with the investment experience of a separate account.

Withdrawal - A payment made at the request of the Owner pursuant to the right to withdraw a portion of the Contract Value of the Contract.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES	LOCATION IN PROSPECTUS FOR GREATER DETAIL
Charges for Early Withdrawal	Contingent Deferred Sales Charge (“CDSC”). We do not deduct a sales charge from Premium Payments. However, if you surrender the Contract or make a Withdrawal, we will generally deduct from the Contract Value a CDSC not to exceed 7% of the lesser of the total of all Net Premium Payments made within 7 years prior to the date of the request to surrender or the amount surrendered.[1] For example, if you make an early withdrawal, you could pay a surrender charge of up to $7000.00 on a $100,000 investment. In addition, we deduct, or add, a market value adjustment to any amount you surrender, withdraw or transfer from a Guaranteed Account before its termination date.	CHARGES AND DEDUCTIONS – Contingent Deferred Sales Charge
Transaction Charges	In addition to the CDSC described above, you may be charged a transfer charge of $25 for each transfer in excess of 12 transfers in a Contract Year. In addition, we deduct, or add, a market value adjustment to any amount you surrender, withdraw or transfer from a Guaranteed Account before its termination date. You may also be charged a transaction charge if you request expedited delivery or wire transfer of funds.	CHARGES AND DEDUCTIONS -- The Guaranteed Accounts

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected.
	ANNUAL FEE	MINIMUM	MAXIMUM
	Base Contract[2]	1.40%	1.40%	CHARGES AND DEDUCTIONS – Deductions from the Variable Account
	Investment Options (Underlying Fund fees and expenses)[3]	0.10%	1.49%	CHARGES AND DEDUCTIONS -- Other Charges
	Optional benefits available for an additional charge (for a single optional benefit, if elected)[4]	0.20%	0.20%	OPTIONAL ENHANCED DEATH BENEFIT RIDER

1 No CDSC will be deducted upon the Annuitization of Contracts, upon payment of a death benefit pursuant to the death of the Owner or from any values which have been held under a Contract for at least 7 years.

2 As a percentage of the daily average Variable Account Contract Value, including the Mortality and Expense Risk and Administrative Charge.

3 As a percentage of average Fund net assets.

4 The charge for the Optional Enhanced Death Benefit Rider is 0.20% of Contract Value.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs,

	LOWEST ANNUAL COST ESTIMATE: $1,514.35	HIGHEST ANNUAL COST ESTIMATE: $3,455.54

Assumes:

Investment of $100,000

5% annual appreciation

Least expensive combination of Fund fees and expenses

No optional benefits

No sales charges

No additional purchase payments, transfers or withdrawals

Assumes:

Investment of $100,000

5% annual appreciation

Most expensive combination of add-on benefits, and Fund fees and expenses

No sales charges

No additional purchase payments, transfers or withdrawals

	RISKS		Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract.		PRINCIPAL RISKS
Not a Short-Term Investment	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Withdrawal charges apply for up to 7 years following your last Premium payment. They will reduce the value of your Contact if you withdraw money during that time. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.		PRINCIPAL RISKS
Risks Associated with Investment Options

●An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose.

●Each investment option (Subaccount) has its own unique risks.

●Early withdrawals from a Guaranteed Account Option are subject to a Market Value Adjustment.

●You should review the prospectuses for the available Funds before making an investment decision.

PRINCIPAL RISKS
Insurance Company Risks	Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of National Life. More information about National Life, including its financial strength rating, is available upon request from National Life by visiting our website at www.nationallife.com or by calling 1-800-732-8939.		PRINCIPAL RISKS
RESTRICTIONS
Investments

●You may transfer the Contract Value among the Subaccounts of the Variable Account, between the Variable Account and the Fixed Account (subject to specific limitations), and between the Guaranteed Accounts and either the Fixed Account (subject to specific limitations) or the Subaccounts of the Variable Account, by making a written transfer request. In the case of transfers out of a Guaranteed Account prior to its termination date, a market value adjustment will be applied.

●We reserve the right to charge $25 for each transfer in excess of 12 in a Contract Year. We are not currently assessing transfer charges.

●National Life may remove or substitute Funds as investment options available under the Contract.

RIGHTS AND PRIVILEGES UNDER THE CONTRACT -- Transfers CHARGES AND DEDUCTIONS --Transfer Charge

Optional Benefits	●Not all add-on benefits are available through all broker-dealers and may vary by state or date of purchase. ●We may modify or discontinue an add-on benefit at any time.	BENEFITS AVAILABLE UNDER THE CONTRACT
TAXES
Tax Implications

●Consult with a tax professional to determine the tax implications of an investment in and purchase payments received under this Contract.

●If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.

●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 ½.

FEDERAL INCOME TAX CONSIDERATIONS
CONFLICTS OF INTEREST
Investment Professional Compensation

Your registered representative or other investment professionals may receive compensation for selling this Contract to you in the form of commissions, revenue sharing, and other compensation programs. Accordingly, investment professionals may have a financial incentive to offer or recommend this Contract over another investment.

This Contract is not available to new sales.

DISTRIBUTION OF THECONTRACT
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.	DETAILED DESCRIPTION OF CONTRACT PROVISIONS

OVERVIEW OF THE CONTRACT

Q.    What is this Contract, and what is it designed to do?

A.    The Sentinel Advantage Variable Annuity (SAVA) Contract is intended to help you save for retirement or another long-term investment purpose through investments in a variety of investment options during the accumulation phase. The Contract also offers death benefits to protect your designated beneficiaries. Through the annuitization feature, the Contract can supplement your retirement income by providing a stream of income payments. This Contract may be appropriate if you have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Funds.

Q.    How do I accumulate assets in the Contract and receive income from the Contract?

A.     Your Contract has two phases:

● the accumulation phase, when you make Premium payments to us, and

● the income, or annuity, phase, when we make income payments to you.

Accumulation Phase

During the accumulation phase, to help you accumulate assets, you can allocate your Premium payments to the Variable Account, the Fixed Account, or the Guaranteed Accounts.

The Variable Account is divided into Subaccounts. Each Subaccount invests in a corresponding (mutual fund) Fund, each of which has its own investment strategies, investment adviser(s), expense ratios, and returns.

The Fixed Account offers an effective annual interest rate of at least the minimum required by your state.

The Guaranteed Accounts guarantee a specified interest rate for the entire period of an investment if the Contract Value remains in the Guaranteed Account for the specified period of time.

A list of Funds in which the Variable Account currently invest is provided in Appendix A: Funds Available Under the Contract.

Income (Annuity) Phase

You can elect to annuitize your Contract and turn your Contract Value into a stream of fixed and/or variable income payments from us. (Variable payments depend on the investment performance of the Subaccounts.) We will pay proceeds according to the Annuity Payment Option you select. If the Contract Value at the Annuitization Date is less than $3,500, the Contract Value may be distributed in one lump sum instead of annuity payments. If any annuity payment would be less than $100, we have the right to change the frequency of payments to intervals that will result in payments of at least $100. In no event will annuity payments be less frequent than annually.

Please note that if you annuitize, your Contract Value will be converted to income payments and you may no longer withdraw money at will from your Contract. All add-on benefits terminate when you begin taking income payments.

Q.    What are the Contract’s primary features and options?

A.            Accessing your money. Until you annuitize, you have full access to your money. You can choose to withdraw your Contract Value at any time (although if you withdraw early, you may have to pay a contingent deferred sales charge, charges due under any optional endorsement and/or taxes, including tax penalties). Certain withdrawals could substantially reduce or even terminate the benefits available under the Contract.

Tax Treatment. Your Premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your Contract, such as when (1) you make a withdrawal; (2) you receive an income payment from the Contract; or (3) upon payment of a death benefit.

Death Benefits. The Contract provides for payment of a Death Benefit to the Beneficiary, the amount of which depends on when the Contract was issued (i.e., before or after November 1, 2003), whether the Owner dies before or after annuitization, whether the Enhanced Death Benefit Rider is elected, age of Owner or oldest Joint Owner at death and whether death occurs prior to or after the Contract Anniversary, Contract Value, and Net Premium Payments made to the Contract (less all withdrawals and less all outstanding loans and accrued interest). All amounts paid will be reduced by premium tax charges, if any.

Withdrawal Options. You may withdraw part or all of the Cash Surrender Value at any time before the Contract is Annuitized (see “Surrender and Withdrawal” below). A Withdrawal or a surrender may be restricted under certain qualified Contracts and result in federal income tax, including a federal penalty tax (see “Federal Income Tax Considerations” below). You may have to pay a surrender charge and/or (in the case of Contract Value allocated to a Guaranteed Account) a market value adjustment on the Withdrawal.

Loan Provisions. Subject to approval in your state, if you own a section 403(b) Tax-Sheltered Annuity Contract, you will be able to borrow on your Contract. Loans will be subject to the terms of the Contract and the Code. If a loan provision is included in your Tax-Sheltered Annuity Contract, loans will be available any time prior to the Annuitization Date. We may limit the number of loans available on a single contract. Loans may be subject to a minimum and maximum amount.

Transfers. You may transfer the Contract Value among the Subaccounts of the Variable Account and among the Variable Account, the Fixed Account (subject to the limitations set forth below) and the Guaranteed Accounts by making a written transfer request. You may also elect telephone transaction privileges. We currently allow transfers to the Fixed Account and the Guaranteed Accounts of all or any part of the Variable Account Contract Value, without charge or penalty. You may, one time each year between January 1st and February 15th, transfer a portion of the unloaned value in the Fixed Account to the Variable Account.

Rebalancing. At no additional charge, you can arrange to have us automatically reallocate your Contract Value among Subaccounts periodically to maintain your selected allocation percentages. Certain restrictions apply.

Dollar Cost Averaging. Alternately, at no additional charge, you may select Dollar Cost Averaging, which automatically transfers a dollar amount or percentage of money periodically into Subaccounts you select from the Money Market Subaccount.

FEE TABLE

The following tables describe the fees and expenses that you will pay when purchasing, owning and taking partial or total withdrawals from the Contract. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected.

The first table and footnotes describe the fees and expenses that you will pay at the time that you buy the Contract, take a Withdrawal from or surrender the Contract, transfer Contract Value between investment options or, for certain Qualified Contracts, take a loan. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases	None
Contingent Deferred Sales Charge (as a percentage of Net Premium Payments Withdrawn)	7%
Premium Taxes	3.5%
	See below	(1)
Transfer Charge	$25	(2)

In addition, we deduct, or add, a market value adjustment to any amount you surrender, withdraw or transfer from a Guaranteed Account before its termination date.

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Annual Contract Expenses (deducted daily as a percentage of Variable Account Contract Value)

Annual Contract Fee(3)	$30
Base Contract Expenses	1.40%

Optional Benefit Expenses

Annual Charge for Optional Enhanced Death Benefit Rider	0.20% of Contract Value at the time of election

Loan Interest Spread (effective annual rate)	2.5	%(4)

(1)	States may assess premium taxes on premiums paid under the Contract. Where National Life is required to pay this premium tax when a Premium Payment is made, it may deduct an amount equal to the amount of premium tax paid from the Premium Payment. National Life currently intends to make this deduction from Premium Payments only in South Dakota. In the remaining states which assess premium taxes, a deduction will be made only upon Annuitization, death of the Owner, or surrender. See “Premium Taxes,” below.

(2)	We reserve the right to make a $25 charge on each transfer in excess of 12 transfers in a Contract Year. However, no such charge is currently applied.

(3)	The Annual Contract Fee is assessed only upon Contracts which, as of the applicable Contract Anniversary, have a Contract Value of less than $50,000. The fee is not assessed on Contract Anniversaries after the Annuitization Date.

(4)	The Loan Interest Spread is the difference between the amount of interest we charge on loans (maximum 15%) and the amount of interest we credit to amounts held in the Collateral Fixed Account to secure the loan (maximum 12.5%).

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the Funds and may be higher or lower in the future. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A.

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from the Fund assets, including management and administration fees, distribution and/or service (12b-1) fees, and other expenses as of December 31, 2023.	0.35%	10.54%

Guaranteed Maximum Charges Examples

The table below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity policies. These costs include transaction expenses, Contract fees, Variable Account annual expenses and Fund fees and expenses. The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Fund expenses and that you elected the Optional Enhanced Death Benefit Rider. The annual Contract fee is contemplated in the examples below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you surrender your Contract Value at the end of the applicable time period				If you annuitize or do not surrender at the end of the applicable time period
1 Year	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
10,455.54	15,518.64	20,789.36	36,915.09	3,455.54	10,518.64	17,789.36	36,915.09

The Contract may not be annuitized in the first two years from the Date of Issue.

The example does not represent past or future expenses. Your actual costs may be higher or lower.

PRINCIPAL RISKS

This section is intended to summarize the principal risks of investing in the Contract. Additional risks and details regarding various risks and benefits of investing in the Contract are described in the relevant sections of the prospectus and SAI.

Risk of Loss. You can lose money by investing in the Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.

Risks Associated with Underlying Fund Investment Options. You bear all the investment risk for amounts allocated to one or more of the Subaccounts, which invest in underlying Funds. If the Subaccounts you select increase in value, then your Contract Value goes up; if they decrease in value, your Contract Value goes down. How much your Contract Value goes up or down depends on the performance of the Funds in which your Subaccounts invest. We do not guarantee the investment results of any Fund. An investment in the Contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected underlying Fund(s), each of which has its own unique risks. You should review the Funds before making an investment decision.

Short-Term Investment Risk. The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long time horizon.

Insurance Company Risks. An investment in the Contract is subject to the risks related to us, National Life. Any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of National Life. If National Life experiences financial distress, it may not be able to meet its obligations to you.

Investment Restrictions. We reserve the right to limit transfers and may charge $25 per transfer when you transfer your Contract Value between the investment options more than 12 times in a Contract Year. We currently do not charge this transfer fee. We also reserve the right to terminate certain Contract features such as the Dollar Cost Averaging and Rebalancing programs.

We may impose limits on the minimum and maximum amounts that you may invest or other transaction limits that may limit your use of the Contract.

In addition, we reserve the right to remove Subaccounts or substitute Funds as investment options that are available under the Contract.

Premium Payment Risk. Your ability to make additional Premium payments may be restricted under the Contract, depending on the version of the Contract that you own, the add-on benefits that you have elected, and other factors. The maximum aggregate Premiums you may make without our prior approval is $1 million. The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract, including the add-on death benefits. Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.

Fees and Charges. Deduction of Contract fees and charges, and add-on benefit fees, may result in loss of principal. We reserve the right to increase the fees and charges under the Contract and add-on benefits up to the maximum guaranteed fees and charges stated in your Contract or add-on benefit endorsement.

Possible Adverse Tax Consequences. The tax considerations associated with the Contract vary and can be complicated. The applicable tax rules can differ, depending on the type of Contract, whether non-qualified, traditional IRA, Roth IRA or qualified plan. We cannot provide detailed information on all tax aspects of the Contracts. Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect Contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a Contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract.

Risks Affecting our Administration of Your Contract. We and our service providers and business partners are subject to certain risks, including those resulting from system failures, cybersecurity events, the coronavirus (COVID-19) pandemic and other pandemics and epidemics, and other disasters. Such events can adversely impact us and our operations. These risks are common to all insurers and financial service providers and may materially impact our ability to administer the Contract (and to keep Contract owner information confidential).

Optional Benefits. Certain benefits are subject to conditions. You may need to make early withdrawals, which have the potential to substantially reduce or even terminate the benefits available under the Contract from the add-on benefits.

If your Contract includes one of the optional benefits, withdrawals will reduce the value of the benefits in proportion to the amount of the withdrawal relative to the total Contract Value at the time of withdrawal. Accordingly, under certain circumstances, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.

Conditions to Contract Benefits. Certain benefits under the Contract are contingent on several conditions being met. If those conditions are not met, you may not realize a benefit from the Contract or add-on benefit for which you have been charged a fee.

Alternatives to the Contract. Other contracts or investments may provide more favorable returns or benefits than the Contract.

Potentially Harmful Transfer Activity. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Subaccounts may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an underlying Fund. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the Contract. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Subaccounts. (See “Contract Rights and Privileges —Disruptive Trading” for more information.) We cannot guarantee that these policies and procedures will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other Owners.

Cyber Security and Business Continuity Risk. Our variable insurance product business relies heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, epidemics and terrorist acts, which could adversely affect our ability to administer the Contracts. Natural and man-made disasters, such as the recent spread of COVID-19, may require a significant contingent of our employees to work from remote locations. During these periods, we could experience decreased productivity, and a significant number of our workforce or certain key personnel may be unable to fulfill their duties. In addition, system outages could impair our ability to operate effectively by preventing the workforce from working remotely and impair our ability to process Contract-related transactions or to calculate Contract values.

The Company outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While the Company closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond the Company’s control. If one or more of the third parties to whom the Company outsources such critical business functions experience operational failures, the Company’s ability to administer the Contract could be impaired.

NATIONAL LIFE, THE VARIABLE ACCOUNT, AND THE FUNDS

National Life

National Life is domiciled in Vermont and authorized to transact life insurance and annuity business in all 50 states and the District of Columbia. National Life issues the Contracts described in this prospectus has primary responsibility for administration of the Contracts and the Variable Account. National Life’s business address is 1 National Life Drive, Montpelier, Vermont 05604.

National Life was originally chartered as a mutual life insurance company in 1848 under Vermont law. It is now a stock life insurance company, all of the outstanding stock of which is indirectly owned by National Life Holding Company, a mutual insurance holding company established under Vermont law on January 1, 1999. All policyholders of National Life, including all the Owners of the Contracts, are voting members of National Life Holding Company. National Life assumes all mortality and expense risks under the Contracts and its assets support the Contract’s benefits. Financial statements for National Life are contained in the Statement of Additional Information.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of our General Account. To meet our claims-paying obligations, we monitor reserves so that we hold sufficient amounts to cover actual or expected claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information We encourage both existing and prospective Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Vermont Department of Financial Regulation—as well as the financial statements of the Variable (on a consolidated basis)—are located in the SAI. For a free copy of the SAI, call or write us at our Home Office. In addition, the SAI is available on the SEC's website at http://www.sec.gov.

The Variable Account

The Variable Account was established by National Life on November 1, 1996, pursuant to the provisions of Vermont law.

National Life has caused the Variable Account to be registered with the SEC as a unit investment trust pursuant to the provisions of the Investment Company Act. Such registration does not involve supervision of the management of the Variable Account or National Life by the SEC.

The Variable Account is a separate investment account of National Life and, as such, is not chargeable with liabilities arising out of any other business National Life may conduct. National Life does not guarantee the investment performance of the Variable Account. Obligations under the Contracts are obligations of National Life. Income, gains and losses, whether or not realized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of National Life.

Net Premium Payments are allocated within the Variable Account among one or more Subaccounts made up of shares of the Fund options designated by the Owner. A separate Subaccount is established within the Variable Account for each of the Fund options.

We have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act (the “CEA”) with respect to the Variable Account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the separate accounts.

The Funds

You may choose from among a number of different Subaccount options. The investment experience of each of the Subaccounts depends on the investment performance of the underlying Fund. Appendix A gives a complete list of all of the Funds under the Contract.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Funds will be comparable to the investment results of any other funds, even if the other fund has the same investment adviser or manager.

The Variable Account purchases and redeems shares of the Funds at net asset value. The Variable Account automatically reinvests all dividend and capital gain distributions of the Funds in shares of the distributing Funds at their net asset value on the date of distribution. In other words, the Variable Account does not pay Fund dividends or Fund distributions out to you as additional units, but instead reflects them in unit values.

Before choosing to allocate your Premium Payments and Contract Value, carefully read the prospectus for each Fund, along with this prospectus. There is no assurance that any of the Funds will meet their investment objectives. We do not guarantee any minimum value for the amounts allocated to the Variable Account. You bear the investment risk of investing in the Funds. There is no assurance that the Fidelity Variable Insurance Products Fund V Government Money Market Fund (the “Fidelity Money Market Portfolio”) will be able to maintain a stable net asset value per share. You should know that during extended periods of low interest rates, and partly as a result of contract charges, the yields of the Fidelity Money Market Portfolio in which a Subaccount invests (the “Money Market Subaccount”) may also become extremely low and possibly negative.

Not all Funds may be available in all states or in all markets.

The following table provides certain information on each Fund, including its fund type, and its investment adviser (and subadviser, if applicable). There is no assurance that any of the Funds will achieve their investment objective(s). Certain Funds may employ hedging strategies to provide for downside protection during a sharp decline in the equity markets. The cost of those hedging strategies could limit the upside participation by such Funds in rising equity markets relative to other Funds. Please consult your registered representative. You can find detailed information about the Funds, including a description of risks and expenses, in the prospectuses for the Funds. You should read these prospectuses carefully before investing and keep them for future reference.

Voting Rights

Voting rights under the Contracts apply only with respect to Net Premium Payments or accumulated amounts allocated to the Variable Account.

In accordance with our view of present applicable law, we vote the shares of the Funds held in the Variable Account at regular and special meetings of the shareholders of the Funds. These shares are voted in accordance with instructions received from you if you have an interest in the Variable Account. If the Investment Company Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the Funds in our own right, we may elect to do so.

The person having the voting interest under a Contract is the Owner. The number of Fund shares attributable to each Owner is determined by dividing the Owner’s interest in each Subaccount by the net asset value of the Fund corresponding to the Subaccount.

We vote Fund shares held in the Variable Account as to which no timely instructions are received in the same proportions as the voting instructions we receive with respect to all contracts participating in the Variable Account. This means that a small number of Owners may control how we vote.

Each person having a voting interest will receive periodic reports relating to the Funds, proxy material and a form with which to give such voting instructions.

THE FIXED ACCOUNT AND THE GUARANTEED ACCOUNTS

The Fixed Account

You may allocate all or part of your Net Premium Payments or make transfers from the Variable Account or the Guaranteed Accounts to the Fixed Account. Contract Value held in the Fixed Account will earn an effective annual interest rate of at least the minimum required by your state.

The Guaranteed Accounts

You may allocate all or part of your Net Premium Payments or make transfers from the Variable Account (or to a limited extent from the Fixed Account) to a Guaranteed Account with a duration of 3, 5, 7 or 10 years. These Guaranteed Accounts guarantee a specified interest rate for the entire period of an investment if the Contract Value remains in the Guaranteed Account for the specified period of time. If you surrender your Contract or withdraw or transfer Contract Value out of a Guaranteed Account prior to the end of the specified period, a market value adjustment will be applied to such Contract Value surrendered, withdrawn or transferred.

CHARGES AND DEDUCTIONS

All of the charges described in this section apply to Variable Account allocations. Allocations to the Fixed Account are subject to CDSCs, the Annual Contract Fee and Premium Tax deductions and the charge for the Enhanced Death Benefit Rider, if applicable. The Fixed Account and the Guaranteed Accounts are not subject to the Mortality and Expense Risk Charge and the Administration Charge.

We deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Contracts. We incur certain costs and expenses for the distribution and administration of the Contracts and for providing the benefits payable thereunder. More particularly, the administrative services include:

●	processing applications for and issuing the Contracts;
●	processing purchases and redemptions of Fund shares as required (including automatic withdrawal services);
●	maintaining records;
●	administering annuity payouts;
●	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
●	reconciling and depositing cash receipts;
●	providing Contract confirmations;
●	providing toll-free inquiry services; and
●	furnishing telephone transaction privileges.

The risks we assume include:

●	the risk that the actual lifespan of persons receiving annuity payments under Contract guarantees will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Contract and cannot be changed);
●	the risk that Death Benefits, or the Enhanced Death Benefit under the optional Enhanced Death Benefit Rider, will exceed the actual Contract Value;
●	the risk that more Owners than expected will qualify for and exercise waivers of the CDSC; and
●	the risk that our costs in providing the services will exceed our revenues from the Contract charges (which we cannot change).

The amount of a charge will not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the CDSC collected may not fully cover all of the distribution expenses we incur. We may also realize a profit on one or more of these charges. We may use any profits for any corporate purpose, including sales expenses.

Deductions from the Variable Account

We deduct from the Variable Account an amount, computed daily, which is equal to an annual rate of 1.40% of the daily net asset value (referred to as Base Contract Expenses in the Fee Table). The charge consists of a 0.15% Administration Charge and a 1.25% Mortality and Expense Risk Charge.

Contingent Deferred Sales Charge

We may pay a commission up to 6.5% (up to 7.0% during certain promotional periods) for the sale of a Contract; however, we make no deduction for a sales charge from the Premium Payments for these Contracts. If a Withdrawal is made or a Contract is surrendered, we will with certain exceptions, deduct a CDSC.

The CDSC is calculated by multiplying the applicable CDSC percentages noted below by the Net Premium Payments that are withdrawn or surrendered. For purposes of calculating the CDSC Withdrawals or surrenders are considered to come first from the oldest Net Premium Payment made to the Contract, then the next oldest Net Premium Payment and so forth, and last from earnings on Net Premium Payments. No CDSC is ever assessed with respect to a Withdrawal or surrender of earnings on Net Premium Payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first. This charge will apply in the amounts set forth below to Net Premium Payments within the time periods set forth.

The CDSC applies to Net Premium Payments as follows:

Number of Completed Years from Date of Net Premium Payment	Contingent Deferred Sales Charge Percentage	Number of Completed Years from Date of Net Premium Payment	Contingent Deferred Sales Charge Percentage
0	7%	4	3%
1	6%	5	2%
2	5%	6	1%
3	4%	7	0%

In any Contract Year after the first Contract Year, you may make Withdrawals, without a CDSC, of an aggregate amount equal to 15% of the Contract Value (except for in New Jersey and the State of Washington where the free amount is 10%). This CDSC-free Withdrawal privilege does not apply to full surrenders of the Contract, and if a full surrender is made within one year of exercising a CDSC-free Withdrawal, then the CDSC which would have been assessed at the time of the Withdrawal will be assessed at the time of surrender. The CDSC-free feature is also non-cumulative. This means that free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. In addition, any amount withdrawn in order to meet minimum Distribution requirements under the Code shall be free of CDSC.

In the first Contract Year, a CDSC-free Withdrawal is available in an amount not exceeding 1/12th of 15% (10% in New Jersey and the State of Washington) of each Premium Payment for each completed month since each Premium Payment. Two ways to access these CSDC-free amounts in the first Contract Year are by setting up a monthly systematic Withdrawal program for an amount not exceeding the annual CDSC-free Withdrawal amount (see “Available Automated Fund Management Features-Systematic Withdrawals,” below), or by making a Withdrawal that is part of a series of substantially equal periodic payments over the life of the Owner or the joint lives of the Owner and his or her spouse, to which section 72(t)(2)(A)(iv) of the Code applies. Regardless of the method of Withdrawal, systematic or otherwise, at no point in the first Contract Year will total CDSC-free Withdrawals be available in an amount that exceeds 1/12th of 15% of each premium payment times the number of completed months since each premium payment. You may be subject to a tax penalty if you take Withdrawals prior to age 59½ (see “Federal Income Tax Considerations,” below). In New Jersey and the State of Washington, the CDSC-free provision will apply to full surrenders and Withdrawals but will be limited to 10% of the Contract Value as of the most recent Contract Anniversary for both Withdrawals and full surrenders.

In addition, no CDSC will be deducted:

●	upon the Annuitization of Contracts,
●	upon payment of a death benefit pursuant to the death of the Owner, or
●	from any values which have been held under a Contract for at least 7 years.

No CDSC applies upon the transfer of value among the Subaccounts or between the Fixed Account or a Guaranteed Account and the Variable Account; however, a Market Value Adjustment may apply to transfers out of a Guaranteed Account before the termination date of such account.

When a Contract is held by a charitable remainder trust, the amount which may be withdrawn from this Contract without application of a CDSC after the first Contract Year, shall be the larger of (a) or (b), where:

(a) is the amount which would otherwise be available for Withdrawal without application of a CDSC; and where

(b) is the difference between the Contract Value as of the last Contract Anniversary and the Net Premium Payments made to the Contract, less all Withdrawals and less any outstanding loan and accrued interest, as of the last Contract Anniversary.

We will waive the CDSC if the Owner dies or if the Owner annuitizes. However, if the Owner elects a settlement under Payment Option 1, and subsequently surrenders the Contract prior to seven years after the date of the last Premium Payment, the surrender will be subject to a CDSC.

We will also waive the CDSC if, following the first Contract Anniversary, you are confined to an eligible nursing home for at least the 90 consecutive days ending on the date of the Withdrawal request. This waiver is not available in the States of New Jersey and New York.

Annual Contract Fee

For Contracts with a Contract Value of less than $50,000 as of any Contract Anniversary prior to the Annuitization Date, we will assess an Annual Contract Fee of $30. This fee will be assessed annually on each Contract Anniversary on which the Contract Value is less than $50,000. No Annual Contract Fee will be assessed after the Annuitization Date. This fee will be taken pro rata from all Subaccounts of the Variable Account and the unloaned portion of the Fixed Account.

Transfer Charge

Currently, transfers are permitted free of charge among the Subaccounts and the Guaranteed Accounts, and transfers among the Fixed Account, the Variable Account and the Guaranteed Accounts are permitted free of charge within the limits described above under “Transfers” (however, a market value adjustment will be applied to any transfer out of a Guaranteed Account prior to its termination date. See “The Guaranteed Accounts,” below). We have no present intention to impose a transfer charge in the foreseeable future. However, we reserve the right to impose in the future a transfer charge of $25 on each transfer in excess of 12 transfers in any Contract Year. We may do this if the expense of administering transfers becomes burdensome. We would not anticipate making a profit on any future transfer charge.

If we impose a transfer charge, we will deduct it from the amount transferred. All transfers requested on the same Valuation Day are treated as one transfer transaction. Any future transfer charge will not apply to transfers made pursuant to the Dollar Cost Averaging and Subaccount Rebalancing features, transfers resulting from loans, or if there has been a material change in the investment policy of the Fund from which the transfer is made. These transfers will not count against the 12 free transfers in any Contract Year.

Premium Taxes

If a governmental entity imposes premium taxes, we make a deduction for premium taxes in a corresponding amount. Certain states impose a premium tax, currently ranging up to 3.5%. We will pay premium taxes at the time imposed under applicable law. Where we are required to pay this premium tax, we may deduct an amount equal to premium taxes from the Premium Payment. We currently intend to make this deduction from Premium Payments only in South Dakota. In the remaining states which assess premium taxes, we currently expect to make deductions for premium taxes at the time of Annuitization, death of the Owner, or surrender, although we also reserve the right to make such a deduction at the time we pay premium taxes to the applicable taxing authority.

Other Charges

The Variable Account purchases shares of the Funds at net asset value. The net asset value of those shares reflects management fees and expenses already deducted from the assets of the Funds. Information on the fees and expenses for the Funds is set forth in “Fund Annual Expenses” above.

More detailed information is contained in the Funds’ prospectuses, which are available at no charge by contacting us at the number and address listed on the first page of this prospectus.

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as our insurance agents. We pay commissions to the broker-dealers for selling the Contracts. You do not pay directly these commissions. We do. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contracts. (See “Distribution of the Contracts” below).

A market value adjustment may apply to certain surrenders, withdrawals, transfers, and annuitization from a Guaranteed Account. See “The Guaranteed Accounts — Market Value Adjustment.”

We pay compensation to broker-dealers who sold the Contracts. (See “Distribution of Contracts,” below).

DETAILED DESCRIPTION OF CONTRACT PROVISIONS

We describe our basic Contract below. There may be differences in your Contract (such as differences in fees, charges or benefits) from the one described in this prospectus because of the requirements of the state where we issued your Contract. Please consult your Contract for its specific terms.

Issuance of a Contract

This Contract is not available to new purchasers.

The Contract is available to Owners up to and including age 85, on an age on nearest birthday basis, on the Date of Issue. If the Contract is issued to Joint Owners, then the oldest Joint Owner must be 85 years of age or younger on the Date of Issue, again on an age on nearest birthday basis. If the Owner is not a natural person, then the age of the Annuitant must meet the requirements for Owners. At our discretion, we may issue Contracts at ages higher than age 85.

In order to purchase a Contract, an individual must forward an application to us through a licensed National Life agent who is also a registered representative of ESI, the principal underwriter of the Contracts, or another broker/dealer having a Selling Agreement with ESI or a broker/dealer having a Selling Agreement with such a broker/dealer.

If you are purchasing the Contract in connection with a tax-favored arrangement, including an IRA or a Roth IRA, you should carefully consider the costs and benefits of the Contract (such as annuitization benefits) before purchasing a Contract since the tax-favored arrangement itself provides for tax-sheltered growth.

You should not purchase this Contract if you plan to use it for speculation, arbitrage, a viatical settlement or any other type of collective investment scheme. Your Contract may not be traded on any stock exchange or secondary market. By purchasing this Contract, you represent and warrant that you are not using this Contract for speculation, arbitrage, a viatical settlement or any other type of collective investment trust.

Tax Free “Section 1035” Exchanges. You can generally exchange one non-qualified variable annuity contract for another in a “tax-free exchange” under Section 1035 of the Code. Before making the exchange, you should compare both contracts carefully.

Important Information About Procedures for Opening a New Account. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

Allocation of Net Premium Payments. In the application for the Contract, the Owner will indicate how Net Premium Payments are to be allocated among the Subaccounts of the Variable Account, the Fixed Account and/or the Guaranteed Accounts. These allocations may be changed at any time by the Owner by written notice to us at our Home Office or, if the telephone transaction privilege has been elected, by telephone instructions (see “Telephone Transaction Privilege,” below); all such allocation instructions must be provided in good order. If you change the Contract’s premium allocation percentages, Subaccount will automatically be discontinued unless you specifically direct otherwise. To allocate premiums other than to the existing allocation, the owner must submit a written request with clear direction separate from the check.

The percentages of Net Premium Payments that may be allocated to any Subaccount, the Fixed Account, or any Guaranteed Account must be in whole numbers of not less than 1%, and the sum of the allocation percentages must be 100%. We allocate the initial Net Premium Payment within two business days after receipt at our home office, if the application and all information necessary for processing the order are complete. We do not begin processing your purchase order until we receive the application and initial premium payment at our Home Office, identified on the first page of this prospectus, from your agent’s broker-dealer.

If the application is not properly completed, we retain the initial Premium Payment for up to five business days while attempting to complete the application. If the application is not complete at the end of the five-day period, we inform the applicant of the reason for the delay and the initial Premium Payment will be returned immediately, unless the applicant specifically consents to our retaining the initial Premium Payment until the application is complete. Once the application is complete, we allocate the initial Net Premium Payment as designated by the Owner within two business days.

We allocate subsequent Net Premium Payments as of the Valuation Date we receive Net Premium Payments at our Home Office, based on your allocation percentages then in effect. Please note that if you submit your Premium Payment to your agent, we will not begin processing the Premium Payment until we have received it from your agent’s selling firm. At the time of allocation, we apply Net Premium Payments to the purchase of Fund shares. The net asset value of the shares purchased is converted into Accumulation Units.

When all or a portion of a premium payment is received without a clear subaccount designation or allocated to a subaccount that is not available for investment, we may allocate the undesignated portion or the entire amount, as applicable, into the Money Market Subaccount. You may at any time after the deposit direct us to redeem or exchange units in the Money Market Subaccount, which will be completed at the next appropriate net asset value. All transactions will be subject to any applicable fees or charges.

The Subaccount values will vary with their investment experience, and you bear the entire investment risk. You should periodically review your allocation percentages in light of market conditions and your overall financial objectives.

We offered a one-time credit in the amount of 3% of the initial Net Premium Payment to Owners whose initial Net Premium Payment comes from the surrender of an annuity contract issued by National Life’s affiliate, Life Insurance Company of the Southwest. We paid this credit after the free look right with respect to the Contract had expired.

THE VARIABLE ACCOUNT

Contractual Arrangements. National Life has entered or may enter into agreements with Funds pursuant to which the adviser or an affiliate pays National Life a fee based upon an annual percentage of the average net asset amount invested on behalf of the Variable Account and our other separate accounts in exchange for providing administration and other services to Owners on behalf of the Funds. Administration and services may include answering Owner’s questions about the Funds, providing prospectuses, shareholder reports and other Fund documents, providing Funds and their boards information about the Contracts and their operations and/or collecting voting instructions for Fund shareholder proposals. The amount of the compensation is based on a percentage of assets of the Funds attributable to the Contracts and certain other variable insurance products that National Life issues. These percentages may differ and we may be paid a greater percentage by some investment advisers or affiliates than others. The amount of this compensation with respect to the Contracts during 2023 ranged from $6.12 to $4,609.88 per adviser/affiliate, and the percentages of assets on which the fees are based ranged from 0.0005% to 0.3636% (this includes payments received in 2023 for services rendered in 2021). The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us to provide these services. The payments we receive as compensation for providing these services may be used by us for any corporate purpose, including payment of expenses (i) that we and our affiliates incur in promoting, issuing, marketing and administering the Contracts, and (ii) that we incur, in our role as intermediary, in promoting, marketing and administering a Fund. National Life may profit from these payments. For more information on the compensation we receive, see “Contractual Arrangement between National Life and the Funds’ Investment Advisors or Distributors” in the Statement of Additional Information.

Our affiliate, Equity Services, Inc. (“ESI”), the principal underwriter for the Contracts, will receive 12b-1 fees deducted from certain Fund assets pursuant to a 12b-1 plan. The 12b-1 plan is described in more detail in each Fund’s prospectus. Because 12b-1 fees are paid out of a Fund’s assets on an ongoing basis, over time they will increase the cost of an investment in Fund shares.

We select the Funds offered through this Contract based on several criteria, including asset class coverage, the alignment of the investment objectives of a Fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund’s adviser or subadviser is one of our affiliates or whether the Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates, as described above and in the Statement of Additional Information under “Contractual Arrangements Between National Life And The Funds’ Investment Advisors Or Distributors.” We review the Funds periodically and may remove a Fund or limit its availability to new Premium Payments and/or transfers of Contract Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Owners.

You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Funds you have chosen.

Owners, through their indirect investment in the Funds, bear the costs of investment advisory or management and other fees that the Funds pay to their respective investment advisers, and in some cases, subadvisers and other service providers (see the Funds’ prospectuses for more information). As described above, an investment adviser or subadviser to a Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory (and in some cases, subadvisory) or other fees deducted from Fund assets.

Conflicts of Interest. The Funds may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of National Life. Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and those of other companies, or some other reason. In the event of conflict, we will take any steps necessary to protect Owners and variable annuity Payees, including withdrawal of the Variable Account from participation in the underlying Fund(s) involved in the conflict.

Change of Address Notification

To protect you from fraud and theft, National Life may verify any changes in address you request by sending a confirmation of the change to both your old and new address. National Life may also call you to verify the change of address.

Unclaimed or Abandoned Property

Every state has unclaimed property laws that generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the death benefit is due and payable.  For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, then the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile.  This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation.  To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change.  Please call 1-800-732-8939 to make such changes.

THE FIXED ACCOUNT

Net Premium Payments under the Fixed Account portion of the Contract and transfers to the Fixed Account portion are part of our general account, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account, including the Guaranteed Accounts discussed below, are not registered under the Securities Act of 1933 (“Securities Act”), nor is the general account registered as an investment company under the Investment Company Act. Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the Securities Act or Investment Company Act, and we have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the guaranteed interest portion. Disclosures regarding the Fixed Account, the Guaranteed Accounts, and the general account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Our general account is made up of all our general assets, other than those in the Variable Account and any other segregated asset account. Fixed Account Net Premium Payments will be allocated to the Fixed Account by election of the Owner at the time of purchase or by a later change in allocation of Net Premium Payments. We will invest the assets of the Fixed Account and the Guaranteed Accounts in those assets we choose and allowed by applicable law.

Minimum Guaranteed and Current Interest Rates

The Contract Value held in the Fixed Account that is not held in a Collateral Fixed Account is guaranteed to accumulate at a minimum effective annual interest rate which may vary from time to time, but which will be fixed at the issue of a Contract and will not vary over the life of the Contract, and will be at least the minimum effective interest rate required by your state’s law. For Contracts issued before November 1, 2003, the minimum guaranteed effective annual interest rate is 3.0%. We may credit the Contract Value in the unloaned portion of the Fixed Account with current rates in excess of the minimum guarantee, but we are not obligated to do so. We have no specific formula for determining current interest rates. Because we, in our sole discretion, anticipate changing the current interest rate from time to time, allocations to the Fixed Account made at different times are likely to be credited with different current interest rates. We declare an interest rate each month to apply to amounts allocated or transferred to the Fixed Account in that month. The rate declared on such amounts remains in effect for 12 months. In general, National Life expects to set the interest rates applicable to Contract Value held in the Fixed Account at rates which permit National Life to earn a profit on the investment of the funds. At the end of the 12-month period, we reserve the right to declare a new current interest rate on such amounts and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Fixed Account on that date). We determine any interest credited on the amounts in the Fixed Account in excess of the minimum guaranteed rate in our discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate. Amounts allocated to the Fixed Account do not share in the investment performance of our general account or any portion thereof.

Amounts deducted from the unloaned portion of the Fixed Account for the charge for the optional Enhanced Death Benefit Rider, the Annual Contract Fee or transfers to the Variable Account are, for the purpose of crediting interest, accounted for on a last in, first out basis. Amounts deducted from the unloaned portion of the Fixed Account for Withdrawals are accounted for on a first in, first out basis for such purpose.

National Life reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below the applicable minimum rate or shorten the period for which the interest rate applies to less than 12 months.

For Contracts purchased in the State of Washington, no Premium Payments or Contract Value may be allocated to the Fixed Account.

Enhanced Fixed Account

We may make available to the Contracts a special Fixed Account Option, called the “Enhanced Fixed Account.” The Enhanced Fixed Account allows you to move value into the Variable Account on a gradual and systematic basis, while earning interest at a higher fixed rate than otherwise offered on the Fixed Account on your value while it awaits transfer into the Variable Account. You should keep in mind that the interest rate applicable to the Enhanced Fixed Account applies only for a specified period of time and to a principal balance in the Enhanced Fixed Account that declines over time as funds are moved into the Variable Account.

The Enhanced Fixed Account will be available to new and existing Owners who make a one-time new Premium Payment of at least a minimum dollar amount we specify at the time. Contract Value in the Enhanced Fixed Account will accumulate at an effective annual interest rate in excess of the current rates then being credited to Contract Value in the Fixed Account. We will declare the interest rate for the Enhanced Fixed Account at the time of the offer in our discretion, and this interest rate will apply for the entire offer period. When we set an offer period, we will announce all the terms of the Enhanced Fixed Account and post this information on our web site at www.nationallife.com.

If more than one Enhanced Fixed Account is offered, we will reserve the right to allow you to participate in only one such offer at a time. In that case, once you have transferred all Contract Value out of the Enhanced Fixed Account under the terms of a given offer, you may participate in subsequent offers subject to the preceding condition and subject to any qualifying rules of any subsequent offers. Any Contract Value in the Enhanced Fixed Account accepted under one offer may not be transferred to any subsequent or concurrent offer. Offer availability and interest rates are determined solely by the date of receipt of the eligible new Premium Payment in our Home Office.

We will require that the Contract Value in the Enhanced Fixed Account be systematically transferred on a monthly basis from the Enhanced Fixed Account to the Subaccounts. The required monthly transfer amount will be a percentage of the Premium Payment allocated to the Enhanced Fixed Account. We will declare this percentage at the time of the offer, in our discretion. Each month on the Monthly Contract Date, the monthly transfer amount will be transferred from the Enhanced Fixed Account to the Subaccounts and in the percentage amounts selected by the Owner (other than the Money Market Subaccount), until the Contract Value in the Enhanced Fixed Account is exhausted.

The Enhanced Fixed Account will be part of the Fixed Account described above.

Transfers into the Enhanced Fixed Account will not be allowed. The Owner may transfer Contract Value out of the Enhanced Fixed Account at any time, by making a transfer request. If the entire Contract Value in the Enhanced Fixed Account is transferred out, the program ends. If less than the entire Contract Value in the Enhanced Fixed Account is transferred out, the scheduled monthly transfers will continue until the Enhanced Fixed Account is exhausted.

The Owner may terminate participation in the Enhanced Fixed Account at any time by notifying National Life at its Home Office. This will result in all value in the Enhanced Fixed Account being transferred in accordance with the Owner’s then-current premium allocation.

Withdrawals from the Enhanced Fixed Account will be allowed, in the same manner as for other Withdrawals, but will be subject to any applicable CDSC.

Guaranteed Accounts, as described below, are not available for the systematic transfers out of the Enhanced Fixed Account.

This program is not available simultaneously with Dollar Cost Averaging or Subaccount Rebalancing, but is available with Systematic Withdrawals. Also, if you elect to receive benefits under an Accelerated Benefits Rider while you have Contract Value in the Enhanced Fixed Account, your Contract Value in the Enhanced Fixed Account will immediately be transferred to the Money Market Subaccount.

We may permit, in our discretion, additional Premium Payments on the same Contract to be allocated to the Enhanced Fixed Account. If we do so, we will add a declared percentage of the new Premium Payment to the original monthly transfer amount, the same instructions for allocating to the Subaccounts will apply, and the program will continue to operate until the Contract Value in the Enhanced Fixed Account is exhausted.

We may need to refund Premium Payments intended for the Enhanced Fixed Account if they are less than the minimum required or if, for any other reason, the written instructions of the Owner cannot be carried out. We may hold these Premium Payments for up to 20 days before refunding them. Any amounts refunded will be credited with interest at 5.0% per annum. The Enhanced Fixed Account will not be available in the State of Washington.

THE GUARANTEED ACCOUNTS

Contract Owners may also allocate Net Premium Payments and/or Contract Value to one or more Guaranteed Accounts. These Guaranteed Accounts guarantee a specified interest rate for the entire period of an investment, if the Contract Value remains in a Guaranteed Account for the specified period of time. Guaranteed Accounts are currently available for three-, five-, seven- and ten-year periods.

Like the Fixed Account described above, Net Premium Payments under any Guaranteed Account and transfers to any Guaranteed Account are part of National Life’s general account, which supports its insurance and annuity obligations.

Investments in the Guaranteed Accounts

You may invest in a Guaranteed Account by allocating Net Premium Payments to a Guaranteed Account of the desired three-, five-, seven- and ten-year period, either on the application or by a later change in Net Premium Payment allocation. You may also transfer Contract Value from the Variable Account to a Guaranteed Account with the desired three-, five-, seven- and ten-year period by making a written transfer request, or by telephone if the telephone transaction privilege applies. Transfers from the Fixed Account to a Guaranteed Account are permitted only to the same extent described under “Transfers” above for transfers from the Fixed Account to the Variable Account.

All deposits into a Guaranteed Account are subject to a $500 minimum. If such an allocation would result in a deposit to a Guaranteed Account of less than $500, such Net Premium Payments will be allocated instead to the Money Market Subaccount.

You may not invest in a Guaranteed Account where the end of the guarantee period for such Guaranteed Account is later than your Contract’s Maturity Date.

Interest at a specified rate will be guaranteed to be credited to all Contract Value in a particular Guaranteed Account for the entire specified period, if the Contract Value remains in that Guaranteed Account for the entire specified period. We expect to change the specified rates for new investments in Guaranteed Accounts from time to time based on returns then available to us for the specified periods, but such changes will not affect the rates guaranteed on previously invested Contract Value. We expect to set the rates for the Guaranteed Accounts such that we will earn a profit on the investment of the funds. If you surrender your Contract or withdraw or transfer Contract Value out of a Guaranteed Account prior to the end of the specified period, a variable adjustment referred to in this prospectus as a “market value adjustment” will be applied to such Contract Value before the surrender, Withdrawal or transfer. This market value adjustment is described in detail below.

Currently there is no charge, apart from any market value adjustment as referred to above, for transfers into or out of a Guaranteed Account. However, although we have no present intention to impose a transfer charge in the foreseeable future, we reserve the right to impose in the future a transfer charge of $25 on each transfer in excess of 12 transfers in any Contract Year. We may do this if the expense of administering transfers becomes burdensome. Transfers into and out of a Guaranteed Account, other than at the termination of a Guaranteed Account, would count toward such limits.

We may at any time change the number and/or duration of Guaranteed Accounts we offer. Any such changes will not affect existing allocations to Guaranteed Accounts at the time of the change.

Termination of a Guaranteed Account

The termination date for a particular Guaranteed Account will be the anniversary of the date Contract Value is credited to a Guaranteed Account. For example, if Contract Value is transferred to a 7-year Guaranteed Account on May 2, 2016, the termination date for this Guaranteed Account is May 2, 2023, or the next following Valuation Day if May 2, 2023, is not a Valuation Day.

We will notify you in writing of the termination of your Guaranteed Account. Such notification will normally be mailed approximately 45 days prior to the termination date for a Guaranteed Account. During the 30-day period prior to the termination date (the “30-day window”), you may provide instructions to reinvest the Contract Value in a Guaranteed Account, either as of the date we receive your instructions, or the termination date (or the next Valuation Day, if the date we receive your instructions or the termination date is not a Valuation Day), in any of the Subaccounts of the Variable Account, in the Fixed Account, or in any Guaranteed Account that we may be offering at that time. No market value adjustment will apply to any such reinvestment made as the result of instructions received during the 30-day window. In the event that you do not provide instructions during the 30-day window as to how to reinvest the Contract Value in a Guaranteed Account, we will, on the termination date, or the next following Valuation Day if the termination date is not a Valuation Day, transfer the Contract Value in a Guaranteed Account to the Money Market Subaccount of the Variable Account. No market value adjustment will be applied to this transfer. You will then be able to transfer the Contract Value from the Money Market Subaccount to any other available investment option.

Market Value Adjustment

Contract Value allocated to a Guaranteed Account is not restricted from being surrendered, withdrawn, transferred or annuitized prior to the termination date of the Guaranteed Account. However, a market value adjustment will be applied to a surrender of your Contract or any such Contract Value withdrawn or transferred (we refer to a surrender, Withdrawal or transfer before the 30-day window as a “MVA Withdrawal”) from the Guaranteed Account prior to the 30-day window before its termination date.

We will apply the market value adjustment before we deduct any applicable CDSC or taxes. A market value adjustment will apply to Withdrawals from a Guaranteed Account prior to the 30-day window before its termination date even if a waiver of the CDSC applies to such a Withdrawal.

A market value adjustment reflects the change in current interest rates since we established a Guaranteed Account. The market value adjustment may be positive or negative. Adjustments may be limited in amount, as described in more detail below.

Generally, if at the time of your MVA Withdrawal the applicable index interest rate for maturities equal to the time remaining before the termination date of your Guaranteed Account is higher than the applicable index interest rate for maturities equal to the period of your Guaranteed Account at the time of your investment in the Guaranteed Account, then the market value adjustment will result in a reduction of your Contract Value. If the opposite is true at the time of your MVA Withdrawal, then the market value adjustment will result in an increase in your Contract Value. However, the market value adjustment is limited so that the amount available for MVA Withdrawal, before any CDSC, will never be less than the amount of the initial deposit, less any Withdrawals, plus interest at the Contract’s minimum guaranteed interest rate. For Contracts issued on or after November 1, 2003, this minimum guaranteed interest rate may vary based on your state law and on prevailing interest rates, but will be set at the time of issue of the Contract and, once set, will not vary over the life of the Contract. For Contracts issued prior to November 1, 2003, however, the market value adjustment is limited so that the amount available for MVA Withdrawal, before any CDSC, will never be less than the amount of the initial deposit, less any Withdrawals, plus interest at 3.0% per annum.

We compute the amount of a market value adjustment as the lesser of (1) and (2) below. The market value adjustment will be positive if (1) below is positive. It will be negative if (1) below is negative.

(1) the absolute value of the Contract Value subject to the market value adjustment times:

((1+i)/ (1+j+c)) n/12 – 1

where:

i = the interest rate from the U.S. Treasury Constant Maturities as found in the Federal Reserve Statistical Release H.15 available at the time of the initial deposit for the Guaranteed Account duration.

n = the number of whole months until the termination date of the Guaranteed Account

j = the current interest rate from the U.S. Treasury Constant Maturities as found in the Federal Reserve Statistical Release H.15 available for a period of length n/12, rounded down to the next whole year. If there is no interest rate for the maturity needed to calculate i or j, we will use straight line interpolation between the interest rate for the next highest and next lowest maturities to determine that interest rate. If the maturity is less than one year, we will use the index rate for a one-year maturity.

c = a constant, .0025 in most jurisdictions.

or

(2) the amount initially deposited into the Guaranteed Account times:

((1+k) d/365 – (1 + g) d/365) – the sum of all [TransferT ((1+k) e/365 – (1 + g) e/365)]

where:

k = the interest rate guaranteed for the guaranteed period.

d = (365 times the number of complete years since the initial deposit into the Guaranteed Account) plus the number of days since the last anniversary of such initial deposit (or the initial deposit date if less than one year has elapsed since the initial deposit) to the current date.

TransferT = a transfer from the Guaranteed Account on day T.

e = (365 times the number of complete years since T to the current transfer date) plus the number of days from the last anniversary of T (or the days since T if less than one year has elapsed).

g= your Contract’s guaranteed minimum interest rate.

If you have made more than one deposit into a Guaranteed Account, and you do not instruct us otherwise, we will treat Withdrawals and transfers as coming from such Guaranteed Accounts on a pro rata basis, and within Guaranteed Accounts with the same initial guarantee period, on a first-in-first-out basis; that is, Contract Value with the earliest date of deposit into a Guaranteed Account will be withdrawn or transferred prior to Contract Value with later dates of deposit into such Guaranteed Account.

A market value adjustment will be applied to Funds transferred from a Guaranteed Account to collateralize a loan, whether for the initial loan or for loan interest.

We will not apply a market value adjustment to:

● any MVA Withdrawal during the 30-day window;

● Death Benefit proceeds;

● your Contract on its Maturity Date; or

● any deduction from a Guaranteed Account made to cover the Annual Contract Fee or Rider Charges.

Examples

Example #1:

Original Deposit: $10,000

Original Deposit Date: May 1, 2009

The $10,000 is placed in the seven-year Guaranteed Account. The guaranteed interest rate is 4.25%.

On May 1, 2013, the Owner wishes to transfer the full amount from the seven-year Guaranteed Account. The i rate as of May 1, 2009, for seven-year periods was 2.48%. The j rate available for three-year periods on May 1, 2013, is 0.34%. The contract’s minimum guaranteed interest rate is 1.50%. There are 36 months remaining in the original guaranteed period. The Contract Value in this Guaranteed Account on May 1, 2013, is $10,868.06. (10,000 × 1.04252).

The first part of the market value adjustment formula gives:

$10,868.06 ×(((1+0.0248)/ (1+0.0034+0.0025))36/12 – 1) = $624.19.

The second part of the market value adjustment formula gives:

$10,000 × ((1 + 0.0425)1461/365 – (1 + 0.0150)1461/365) = $1,198.76

The amount of the market value adjustment is the lesser of the absolute value of the first part, $624.19, and of the second part, $1,198.76. Because the result of the first part is positive, the market value adjustment is an increase in Contract Value.

The amount of the transfer will be $10,868.06 + $624.19 = $11,492.25.

Example #2

Original Deposit: $10,000

Original Deposit Date: August 1, 2012

The $10,000 is placed in the seven-year Guaranteed Account. The guaranteed interest rate is 3.00%.

On May 1, 2013, the Owner wishes to transfer the full amount from the seven-year guaranteed account. The i rate as of August 1, 2012, for seven-year periods was 0.97%. The j rate available for six-year periods on May 1, 2013, is 0.92%. The contract’s minimum guaranteed interest rate is 1.50%. There are 75 months remaining in the original guaranteed period. The Contract Value in this Guaranteed Account on May 1, 2013, is $10,223.55. (10,000 × 1.0300 273/365).

The first part of the market value adjustment formula gives:

$10,223.55 × (((1+0.0097)/ (1+0.0092+0.0025))75/12 – 1) = -$125.66

The second part of the market value adjustment formula gives:

$10,000 × ((1 + 0.0300)273/365 – (1 + 0.0150)273/365) = $111.56

The amount of the market value adjustment is the lesser of the absolute value of the first part, $125.66, and of the second part, $111.56. Since the result of the first part is negative, the market value adjustment is a reduction in Contract Value.

The amount of the transfer will be $10,223.55 - $111.56 = $10,111.98.

Note that the amount $10,111.98 is $10,000 accumulated for 273 days at 1.50%. In this example, the market value adjustment was restricted to the amount of interest earned by the Guaranteed Account in excess of 1.50%, the guaranteed interest rate of the contract. Had the market value adjustment been positive in this example, it still would have been restricted to $111.56.

Other Matters Relevant to the Guaranteed Accounts

If you have Contract Value allocated to a Guaranteed Account when you or a Joint Owner dies, no market value adjustment will be applied to such Contract Value before the Death Benefit is paid.

If you own a section 403(b) Tax-Sheltered Annuity Contract on which loans are available, and you need to borrow Contract Value, you must transfer all Contract Value allocated to a Guaranteed Account to a Subaccount of the Variable Account or to the Fixed Account prior to the processing of the loan. A market value adjustment will apply to such transfer. We will allocate loan repayments to the Subaccounts of the Variable Account and to the unloaned portion of the Fixed Account according to your premium allocation percentages in effect at the time of the repayment. While a loan is outstanding, premiums may not be allocated to, and transfers may not be made to, the Guaranteed Accounts.

The Guaranteed Accounts are not available in the states of Washington and Oregon. In Texas, only Contracts issued after April 8, 2002, are eligible to invest in the Guaranteed Accounts.

Preserver Plus Program

Under this program, you may place a portion of a Net Premium Payment into a seven year or ten-year Guaranteed Account that will grow with guaranteed interest to 100% of that Net Premium Payment. We will calculate the portion of the Net Premium Payment needed to accumulate over the chosen guarantee period to 100% of the Net Premium Payment. The balance of the Net Premium Payment may be allocated to the Subaccounts of the Variable Account, the Fixed Account, or other Guaranteed Accounts in any manner you desire, subject to our normal allocation rules.

Amounts allocated to a Guaranteed Account under this program will not equal the original Net Premium Payment if any transfer or Withdrawal is made from a Guaranteed Account prior to the end of the guarantee period. Keep in mind that if you have a Qualified Contract, you will be required to take minimum required distributions.

CONTRACT RIGHTS AND PRIVILEGES

Transfers

You may transfer the Contract Value among the Subaccounts of the Variable Account and among the Variable Account, the Fixed Account (subject to the limitations set forth below) and the Guaranteed Accounts by making a written transfer request. If you elect the telephone transaction privilege, you may make transfers by telephone. See “Telephone Transaction Privilege,” below. Transfers are made as of the Valuation Day that the request for transfer is received, in good order, at our Home Office. Please remember that a Valuation Day ends at the close of regular trading of the New York Stock Exchange, usually 4:00 p.m. Eastern Time. Transfers to or from the Subaccounts may be postponed under certain circumstances. See “Payments,” below. A market value adjustment will be applied to transfers out of a Guaranteed Account prior to its termination date. See “The Guaranteed Accounts,” below.

We currently allow transfers to the Fixed Account and the Guaranteed Accounts of all or any part of the Variable Account Contract Value, without charge or penalty. We reserve the right to restrict transfers to the Fixed Account and/or the Guaranteed Accounts to 25% of the Variable Account Contract Value during any Contract Year. For Contracts issued in Massachusetts only, we will enforce the above restrictions on your ability to move Contract Value into the Fixed Account and the Guaranteed Accounts only when the yield on investment would not support the statutory minimum interest rate. In addition, we will enforce these restrictions only in a manner that would not be unfairly discriminatory.

You may, one time each year between January 1st and February 15th, transfer a portion of the unloaned value in the Fixed Account to the Variable Account. We reserve the right to restrict this transfer to 10% of the Contract Value in the Fixed Account (25% in New York). After a transfer from the Fixed Account to the Variable Account or a Guaranteed Account, we reserve the right to require that the value transferred remain in the Variable Account or a Guaranteed Account for at least one year before it may be transferred back to the Fixed Account. Because of the Fixed Account’s transfer restrictions, it may take you several years to transfer all of your Accumulated Value in the Fixed Account to a Guaranteed Account or to the Subaccounts of the Variable Account. You should carefully consider whether the Fixed Account and a Guaranteed Account meet your investment criteria.

For Contracts issued after July 1, 2004, where this provision has been approved by your state insurance regulator, if you transfer Contract Value out of any Guaranteed Account, you may not transfer Contract Value back into any Guaranteed Account until one year has elapsed from the time of the transfer out of a Guaranteed Account.

We do not permit transfers between the Variable Account and the Fixed Account after the Annuitization Date.

We have no current intention to impose a transfer charge. However, we reserve the right, upon prior notice, to impose a transfer charge of $25 for each transfer in excess of 12 transfers in any one Contract Year. We may do this if the expense of administering transfers becomes burdensome. See “Transfer Charge,” below.

Disruptive Trading

Policy. The Contracts are intended for long-term investment by Owners. They were not designed for the use of market timers or other investors who make similar programmed, large, frequent, or short-term transfers. Market timing and other programmed, large, frequent, or short-term transfers among the Subaccounts or between the

Subaccounts and the Fixed Account or a Guaranteed Account can cause risks with adverse effects for other Owners (and beneficiaries and Funds). These risks include:

☐	the dilution of interests of long-term investors in a subaccount if purchases or transfers into or out of a Fund are made at prices that do not reflect an accurate value for the Fund’s investments;

☐	an adverse effect on Fund management, such as impeding a Fund manager’s ability to sustain an investment objective, causing a Fund to maintain a higher level of cash than would otherwise be the case, or causing a Fund to liquidate investments prematurely (or at an otherwise inopportune time) to pay withdrawals or transfers out of the Fund; and

☐	increased brokerage and administrative expenses.

The risks and costs are borne by all Owners invested in those Subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers (the “Procedures”) and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. Do not invest in this Contract if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means to attempt to detect and deter market timing and disruptive trading. However, despite our monitoring, we may not be able to detect or stop all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the Funds, we cannot guarantee that all harmful trading will be detected or that a Fund will not suffer harm from programmed, large, frequent, or short-term transfers among the Subaccounts of variable products issued by these companies or retirement plans.

Deterrence. Once an Owner has been identified as a “market timer” under the Procedures, we notify the Owner that we will not accept instructions for such market timing or other similar programmed, large, frequent or short-term transfers in the future. We also will mark the Contract on our administrative system so that the system will have to be overridden by the Variable Products services staff to process any transfers. We will only permit the Owner to make transfers when we believe the Owner is not “market timing.”

In our sole discretion, we may revise the Procedures at any time, without prior notice, as necessary to (i) better detect and deter frequent, large, or short-term transfers that may adversely affect other Owners or Fund shareholders, (ii) comply with state or federal regulatory requirements, or (iii) impose additional or alternate restrictions on market timers (such as dollars or percentage limits on transfers). We also reserve the right, to the extent permitted or required by applicable law, to (1) implement and administer redemption fees imposed by one or more Funds in the future, (2) deduct redemption fees imposed by the Funds, and (3) suspend the transfer privilege at any time we are unable to purchase or redeem shares of the Funds. We may be required to share personal information about you with the Funds.

We currently do not impose redemption fees on transfers. Further, for transfers between or among the Subaccounts, we currently do not expressly allow a certain number of transfers in a given period or limit the size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our Procedures in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

Our ability to detect and deter such transfer activity is limited by our operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. Accordingly, despite our best efforts, we cannot guarantee that the Procedures will detect or deter frequent or harmful transfers by such Owners or intermediaries acting on their behalf. We apply the Procedures consistently to all Owners without waiver or exception.

Fund Frequent Trading Policies. The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The frequent trading policies and procedures of a Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Funds and the policies and procedures we have adopted to discourage market timing and other programmed, large, frequent, or short-term transfers. You should be aware that we may not have the operational capacity to apply the frequent trading policies and procedures of the respective Funds that would be affected by the transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protections they may have against potential harm from frequent transfers are the protections, if any, provided by the Procedures.

Owners should be aware that we are required to provide to a portfolio or its designee, promptly upon request, certain information about the trading activity of individual Owners, and to restrict or prohibit further purchases or transfers by specific Owners identified by a portfolio as violating the frequent trading policies established for that portfolio. If we do not process a purchase because of such restriction or prohibition, we may return the premium to the Owner, place the premium in the Money Market Subaccount until we receive further instruction from the Owner and/or replace the restricted or prohibited Subaccount with the Money Market Subaccount in the Owner’s default allocation until we receive further instructions from the Owner.

Omnibus Orders. Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and individual retirement plan participants. The omnibus nature of these orders may limit each Fund’s ability to apply its respective frequent trading policies and procedures. We cannot guarantee that the Fund will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the Funds. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of Fund shares, as well as the owners of all of the variable annuity or variable life insurance policies whose variable investment options correspond to the affected Funds. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the Fund may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

As a result of our discretion to permit Owners previously identified as “market timers” to make transfers that we do not believe involve “market timing,” and as a result of operational and technological limitations, differing fund procedures, and the omnibus nature of purchase and redemption orders, some Owners may still be able to engage in market timing, while other Owners bear any adverse effects of that market timing activity. To the extent we are unable to detect and deter market timing or other similar programmed, large, frequent, or short-term transfers, the performance of the Subaccount and the Fund could be adversely affected, including by (1) requiring the Fund to maintain larger amounts of cash or cash-type securities than the Fund’s manager might otherwise choose to maintain or to liquidate Fund holdings at disadvantageous times, thereby increasing brokerage, administrative, and other expenses and (2) diluting returns to long-term shareholders.

Annuitization

Maturity Date. The Maturity Date is the date on which annuity payments are scheduled to begin. You may indicate the Maturity Date on the application. The earliest Maturity Date must be at least 2 years after the Date of Issue, unless otherwise approved (10 years after the Date of Issue in the States of Oregon and Massachusetts). If no specific Maturity Date is selected, the Maturity Date will be your 90th birthday, the 90th birthday of the oldest of Joint Owners, or the Annuitant’s 90th birthday if the Owner is not a natural person; or, if later, 10 years after the Date of Issue. You may elect a single payment equal to the Cash Surrender Value on the Maturity Date, rather than annuity payments. You may also settle the contract under a Payment Option prior to the scheduled maturity date. You may contact either your registered representative or the Home Office for requirements to settle the Contract. Please note that payment of any amount in excess of Contract Value is subject to the financial strength and claims-paying ability of National Life. The contract owner will not be able to withdraw any Contract value amounts after the annuity commencement date.

If you request in writing (see “Ownership Provisions,” below), and we approve the request, the Maturity Date may be accelerated or deferred. However, we will not permit an acceleration of a Contract’s Maturity Date to any date before the 30-day window prior to the termination date of any Guaranteed Account held by the Contract. If an Owner of such a Contract desires to accelerate that Contract’s Maturity Date, the Owner must first transfer the Contract Value in all Guaranteed Accounts the termination dates of which would occur more than 30 days after the accelerated Maturity Date into the Fixed Account or the Variable Account. A market value adjustment will be applied to such Contract Value transferred out of the Guaranteed Accounts. See “The Guaranteed Accounts,” below.

Election of Payment Options. You may, with prior written notice (in good order) and at any time prior to the Annuitization Date, elect one of the Annuity Payment Options. We apply the Contract Value in each Subaccount (less any premium tax previously unpaid) to provide a Variable Annuity payment. We apply the Contract Value in the Fixed Account (less any premium tax previously unpaid) to provide a Fixed Annuity payment.

If an election of an Annuity Payment Option is not on file with National Life on the Annuitization Date, we will pay the proceeds as Option 3 - Payments for Life with 120 months certain. You may elect, revoke or change an Annuity Payment Option at any time before the Annuitization Date with 30 days prior written notice. The Annuity Payment Options available are described below.

Frequency and Amount of Annuity Payments. The amount of your annuity payment depends in part on the frequency and duration of annuity payments. If you would like the amount of your annuity payments to be as large as possible, you should select an option that pays less frequently and for a shorter duration. On the other hand, if it is important for you to receive annuity payments as often and for as long a time period as possible, you should select an annuity payment option that pays more frequently and for a longer period of time. Please note that, in general, the more frequent or the longer the duration is for annuity payments, the smaller the amount that each annuity payment will be. We pay annuity payments as monthly installments, unless you select annual, semi-annual or quarterly installments. If the amount to be applied under any Annuity Payment Option is less than $3,500, we have the right to pay such amount in one lump sum in lieu of the payments otherwise selected. In addition, if the payments selected would be or become less than $100, we have the right to change the frequency of payments that will result in payments of at least $100. In no event will we make payments under an annuity option less frequently than annually.

Annuitization - Variable Account

We will determine the dollar amount of the first Variable Annuity payment by dividing the Variable Account Contract Value on the Annuitization Date by 1,000 and applying the result as set forth in the applicable Annuity Table. The amount of each Variable Annuity payment depends on the age of the Chosen Human Being on his or her birthday nearest the Annuitization Date, and the sex of the Chosen Human Being, if applicable, unless otherwise required by law.

Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The following steps are taken to establish the number of Annuity Units representing each monthly annuity payment:

☐	The dollar amount of the first annuity payment as determined above is divided by the value of an Annuity Unit on the Annuitization Date;

☐	The number of Annuity Units remains fixed during the annuity payment period;

☐	The dollar amount of the second and subsequent payments is not predetermined and may change from payment to payment; and

☐	The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the value of an Annuity Unit for the Valuation Period in which the payment is due.

Once payments have begun, future payments will not reflect any changes in mortality experience.

Value of an Annuity Unit. The value of an Annuity Unit for a Subaccount is set at $10 when the first Fund shares are purchased. The value of an Annuity Unit for a Subaccount for any subsequent Valuation Period is determined by multiplying the value of an Annuity Unit for the immediately preceding Valuation Period by the applicable Net Investment Factor for the Valuation Period for which the value of an Annuity Unit is being calculated and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum (see “Net Investment Factor,” above).

Assumed Investment Rate. A 3.5% Assumed Investment Rate is built into the Annuity Tables contained in the Contracts. We may make assumed investment rates available at rates other than 3.5%. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment return, as measured by the Net Investment Factor, is at a constant annual rate of 3.5%, the annuity payments will be level.

Annuitization - Fixed Account

A Fixed Annuity is an annuity with payments that are guaranteed as to dollar amount during the annuity payment period. We determine the amount of the periodic Fixed Annuity payments by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This is done at the Annuitization Date using the age of the Chosen Human Being on his or her nearest birthday, and the sex of the Chosen Human Being, if applicable. The applicable Annuity Table will be based on our expectation of investment earnings, expenses and mortality (if payments depend on whether the Chosen Human Being is alive) on the Annuitization Date. The applicable Annuity Table will provide a periodic Fixed Annuity payment at least as great as the guarantee described in your Contract.

We do not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of Fixed Annuity payments.

Annuity Payment Options

Any of the following Annuity Payment Options may be elected:

Option 1-Payments for a Stated Time. We will make monthly payments for the number of years selected, which may range from 5 years to 30 years.

Option 2-Payments for Life. An annuity payable monthly during the lifetime of a Chosen Human Being (who may be named at the time of election of the Payment Option), ceasing with the last payment due prior to the death of the Chosen Human Being. It would be possible under this option for the Payee to receive only one annuity payment if the annuitant dies before the second annuity payment date, two annuity payments if the Annuitant dies before the third annuity payment date, and so on.

Option 3-Payments for Life with Period Certain-Guaranteed. For an annuity that if at the death of the Chosen Human Being payments have been made for less than 10 or 20 years, as selected, we guarantee to continue annuity payments during the remainder of the selected period.

We may allow other Annuity Payment Options, including, if applicable, the Stretch Annuity Payment Option described below.

Some of the stated Annuity Payment Options may not be available in all states. You may request an alternative non-guaranteed option by giving notice in writing prior to Annuitization. If a request is approved by us, it will be permitted under the Contract.

Qualified Contracts (except Roth IRAs before the Owner’s death) are subject to the minimum distribution requirements set forth in the Code. If your Contract is a Qualified Contract, not all of the Annuity Payment Options will satisfy required minimum distribution rules, particularly as those rules apply to your beneficiary after your death. Beginning with deaths happening on or after January 1, 2020, subject to certain exceptions most non-spouse beneficiaries must now complete distributions within ten years of the owner’s death in order to satisfy required minimum distribution rules. Please consult a tax advisor.

Under Payment Option 1, you may change to any other Payment Option at any time. At the time of the change, remaining value will be applied to the new Payment Option to determine the amount of the new payments. Under Payment Option 1, you may also fully surrender the Contract at any time. Upon surrender in this situation, the Owner will receive the remaining value of the Contract, which is the value of the Contract used to determine the most recent payment amount, adjusted for investment performance through the date of surrender. Surrender is subject to any applicable CDSC at the time of the surrender.

Stretch Annuity Payment Option

We offer the Stretch Annuity Payment Option to Contracts that have paid Net Premium Payments, less any Withdrawals (including the impact of any CDSC associated with such Withdrawals), of at least $25,000 per beneficiary participating in the payment option.

Under this payment option, we will make annual payments for a period determined by the joint life expectancy of an initial Payee and a beneficiary, as calculated based on Table VI of Section 1.72-9 of the Income Tax Regulations (but if the Contract is a Qualified Contract, no less than the minimum required distribution under the Code ). For a Non-Qualified Contract, the beneficiary may be a much younger person than the initial Payee, such as a grandchild, so that under this payment option, payments may be made over a lengthy period of years.

Please consult your authorized National Life representative for more information on the Stretch Annuity Payment Option.

The Stretch Annuity Payment Option may not satisfy Qualified Contract required minimum distribution rules for all beneficiaries. Beginning with deaths happening on or after January 1, 2020, subject to certain exceptions most non-spouse beneficiaries must now complete death benefit distributions within ten years of the owner’s death in order to satisfy required minimum distribution rules.

You should consult your tax advisor about potential income, gift, estate and generation-skipping transfer tax consequences of electing the Stretch Annuity Payment Option. See Federal Income Tax Considerations - Other Tax Issues”

Death of Owner

If you or a Joint Owner dies prior to the Annuitization Date, then we will pay (unless the Enhanced Death Benefit Rider has been elected) a Death Benefit to the Beneficiary.

The Contract provides that if you or a Joint Owner dies prior to the Contract Anniversary on which your age, on an age on nearest birthday basis, is 81, the Death Benefit will be equal to the greater of:

(a)	the Contract Value, or

(b)	the Net Premium Payments made to the Contract, minus all Withdrawals (including any CDSC deducted in connection with such Withdrawals), and minus any outstanding loans on the Contract and accrued interest, and adjusted such that if you effect a Withdrawal (including a systematic Withdrawal) at a time when the Contract Value is less than the amount of the Death Benefit that would then be payable to you, the Death Benefit will be reduced by the same proportion that the Withdrawal reduces the Contract Value (this adjustment will have the effect of reducing the Death Benefit by more than the amount of the Withdrawal, where a Withdrawal is taken at a time when the Death Benefit is greater than the Contract Value), and

(c)	in each case minus any applicable premium tax charge to be assessed upon distribution.

Please note that payment of any amount in excess of Contract Value is subject to the financial strength and claims-paying ability of National Life.

For Contracts issued prior to November 1, 2003 only, or if your state approved the adjustment referred to in (b) above for cases where a Withdrawal is taken at a time when the Death Benefit is greater than the Contract Value after that date, or has not yet approved that adjustment, that adjustment will not be made. In the case of these Contracts, a Withdrawal will reduce the Death Benefit only by the amount of the Withdrawal.

The Contract further provides that if you die after the Contract Anniversary on which your age, on an age nearest birthday basis, is 81 (or in the case of Joint Owners, where the first of Joint Owners to die dies after the Contract Anniversary on which the age of the oldest Joint Owner, on an age on nearest birthday basis, is 81), then the Death Benefit shall be equal to the Contract Value, minus any applicable premium tax charge.

For Contracts issued prior to November 1, 2003 only, we are currently providing a Death Benefit that is equal to the greater of (a) or (b) above even if you die after the Contract Anniversary on which your age, on an age nearest birthday basis, is 81, as long as your age, on an age on nearest birthday basis, was less than 81 on the Date of Issue of the Contract. We currently intend to pay this Death Benefit even though its terms are more favorable to you than what is guaranteed in the Contract. We will notify you if we discontinue this Death Benefit.

Unless the Beneficiary of a Non-Qualified Contract is the deceased or the Owner’s (or Joint Owner’s) spouse (as defined under Federal law), the Death Benefit must be distributed within five years of such Owner’s death. The Beneficiary may elect to receive Distribution in the form of a life annuity or an annuity for a period not exceeding his or her life expectancy. Such annuity must begin within one year following the date of the Owner’s death and is currently available only as a Fixed Annuity. If the Beneficiary is the spouse of the deceased Owner (or, if applicable, a Joint Owner), then the Contract may be continued without any required Distribution. If the deceased Owner (or Joint Owner) and the Annuitant are the same person, the death of that person will be treated as the death of the Owner for purposes of determining the Death Benefit payable.

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Qualified Contracts may be subject to specific rules set forth in the Plan, Contract, or Code concerning Distributions upon the death of the Owner. Beginning with deaths happening on or after January 1, 2020, subject to certain exceptions most non-spouse beneficiaries must now complete death benefit distributions within ten years of the owner’s death in order to satisfy required minimum distribution rules regardless of whether annuitization had begun.

Death of Annuitant Prior to the Annuitization Date

If an Annuitant who is not an Owner dies prior to the Annuitization Date, a Death Benefit equal to the Cash Surrender Value of the Contract will be payable to the Beneficiary. If the Owner is a natural person and a contingent Annuitant has been named or the Owner names a contingent Annuitant within 90 days of the Annuitant’s death, the Contract may be continued without any required Distribution. If no Beneficiary is named (or if the Beneficiary predeceases the Annuitant), then the Death Benefit will be paid to the Owner. If the Owner is not a natural person, then the death of the Annuitant will be treated as if it were the death of the Owner, and the disposition of the Contract will follow the death of the Owner provisions set forth above.

In any case where a Death Benefit is paid, the value of the Death Benefit will be determined as of the Valuation Day coinciding with or next following the date we receive, in good order, at our Home Office in writing:

☐	due proof of the Annuitant’s or an Owner’s (or Joint Owner’s) death;

☐	an election for either a single sum payment or an Annuity Payment Option (currently only Fixed Annuities are available in these circumstances); and

☐	any form required by state insurance laws.

If a single sum payment is requested, we will make payment in accordance with any applicable laws and regulations governing the payment of Death Benefits. If an Annuity Payment Option is requested, the Beneficiary must make an election during the 90-day period commencing with the date we receive written notice and as otherwise required by law. If no election has been made by the end of such 90-day period commencing with the date we receive written notice or as otherwise required by law the Death Benefit will be paid in a single sum payment.

If you or your Beneficiary elect to receive proceeds in a lump sum payment, unless the Beneficiary requests a National Life check, we will place the proceeds into an interest-bearing special account maintained by a financial institution and retained by us in our General Account. In that case, we will send you or your Beneficiary a "draftbook"; you or your Beneficiary can access funds from the special account by writing a "draft" for all or a portion of the Death Benefit proceeds. We fund the "draft" writing privileges. The interest-bearing special account is not a bank account and is subject to the claims of our creditors. The interest-bearing special account is not insured nor guaranteed by the FDIC or any other government agency. We will send the payee the "draftbook" within seven days of when we placed the proceeds into the special account, and the payee will receive any interest on the proceeds placed in the special account. There is no guaranteed rate of interest credited to the proceeds placed in the special account. However, any interest credited to the special interest-bearing account will be currently taxable to you or your Beneficiary in the year in which it is credited. We may make a profit on all amounts left in the interest-bearing special account.

Generation-Skipping Transfers

We may determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, the payment will be reduced by any tax National Life is required to pay by Section 2603 of the Code.

A direct skip may occur when property is transferred, or a Death Benefit is paid, to an individual two or more generations younger than the Owner.

Ownership Provisions

Unless otherwise provided, the Owner has all rights under the Contract. If the purchaser names someone other than himself or herself as owner, the purchaser will have no rights under the contract. If Joint Owners are named, each Joint Owner possesses an undivided interest in the Contract. The death of any Joint Owner triggers the provisions of the Contract relating to the death of the Owner. Unless otherwise provided, when Joint Owners are named, the exercise of any ownership right in the Contract (including the right to surrender the Contract or make a Withdrawal, to change the Owner, the Annuitant, a Contingent Annuitant, the Beneficiary, the Annuity Payment Option or the Maturity Date) requires a written indication of an intent to exercise that right, signed by all Joint Owners.

Prior to the Annuitization Date, the Owner may name a new Owner. Such change may be subject to state and federal gift taxes, and may also result in current federal income taxation (see “Federal Income Tax Considerations,” below). Any change of Owner will automatically revoke any prior Owner designation. Any request for change of Owner must be in good order—(1) made by proper written application, (2) received and recorded by National Life at its Home Office, and (3) may include a signature guarantee as specified in the “Surrender and Withdrawal” provision below. The change is effective on the date the written request is signed. A new choice of Owner will not apply to any payment made or action we take prior to the time the request for change was received (in good order) and recorded.

The Owner may request a change in the Annuitant or contingent Annuitant before the Annuitization Date. Such a request must be made in writing on a form acceptable to us and must be signed by the Owner and the person to be named as Annuitant or contingent Annuitant. Any such change is subject to underwriting and approval by us.

BENEFITS AVAILABLE UNDER THE CONTRACTS

The following tables summarize information about the benefits available under the Contract.

Basic Death Benefit (automatically included with the Contract).

NAME OF BENEFIT	PURPOSE	FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Basic Death Benefit	Guarantees your beneficiaries will receive a benefit of at least your Contract Value on the date National Life receives all required documentation from your Beneficiary.	No additional charge	●Withdrawals could significantly reduce the benefit. ●Benefit terminates on annuitization.

Optional Death Benefit Available for a Fee.

NAME OF BENEFIT	PURPOSE	FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Optional Enhanced Death Benefit Rider[7]	Changes your basic death benefit during the accumulation phase of your Contract to the greater of: (i) basic Death Benefit or (ii) the largest Contract Value as of any prior Contract Anniversary plus Net Premium Payments (net of any applicable premium taxes and charges), reduced for withdrawals and loans (including any applicable adjustments).	Maximum: 0.20% (of Contract Value)	●Withdrawals may prematurely reduce the value of this Death Benefit.

7 This rider is no longer available for new election effective July 6, 2015.

Other Optional Benefits Included With All Contracts At No Additional Cost.

NAME OF BENEFIT	PURPOSE	FEE	BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS
Rebalancing	Automatically reallocates your Contract Value among Subaccounts periodically to maintain your selected allocation percentages.	None	●You may cancel your Rebalancing program using whatever methods you use to change your allocation instructions.
Dollar Cost Averaging	Automatically transfers a dollar amount or percentage of money periodically transferred automatically into the Subaccounts from the Money Market Subaccounts.	None	●Certain Subaccounts may not be appropriate for cost averaging transfers in volatile markets.
Systematic Withdrawals	Provides automatic withdrawals on a monthly, quarterly, semi-annual or annual basis.	None	●A CDSC may apply to Systematic Withdrawals
Preserver Plus Program	Allows placing a portion of a Net Premium Payment into a seven year or ten-year Guaranteed Account that will grow with guaranteed interest to 100% of that Net Premium Payment.	None

●Amounts allocated to a Guaranteed Account will not equal the original Net Premium Payment if any transfer or Withdrawal is made from a Guaranteed Account prior to the end of the guarantee period.

●Qualified Contracts are required to take minimum required distributions.

Accelerated Benefit Riders	Provides for accelerated Death Benefits prior to the death of a covered person in certain circumstances for terminal illness or chronic illness create a need for access to the Death Benefit	None	●Benefits accelerated under these Riders are discounted for interest and mortality. ●Once benefits have been accelerated, the Contract terminates.

PURCHASES AND CONTRACT VALUE

This contract is not available to new purchases.

Premium Payments

The Initial Premium Payment. The initial Premium Payment was required to be at least $5,000 for Non-Qualified Contracts, and at least $1,500 for Qualified Contracts. We may at our discretion permit initial Premium Payments lower than these minimums. For Contracts purchased in South Carolina, the initial Premium Payment for Qualified Contracts was at least $3,000.

Subsequent Premium Payments. Subsequent Premium Payments may be made at any time, but must be at least $100 ($50 for IRAs). We may accept lower Premium Payments at our discretion if the Premium Payments are remitted electronically. Subsequent Premium Payments to the Variable Account will purchase Accumulation Units at the price next computed for the appropriate Subaccount after we receive the additional Premium Payment. For Contracts purchased in the State of Oregon prior to March 2, 2005, we are not permitted to accept subsequent Premium Payments on or after the third Contract Anniversary. We may accept subsequent premium payments on or after the third Contract Anniversary for new Contracts purchased in the State of Oregon. For Contracts purchased in the State of Massachusetts by Owners who were less than 60 at the time of purchase, we will not accept Premium Payments after the Owner attains the age of 63. For Contracts purchased in the State of Massachusetts by Owners who were 60 or older at the time of purchase, we will not accept Premium Payments after the third Contract Anniversary.

The total of all Premium Payments under Contracts issued on the life of any one Owner (or Annuitant if the owner is not a natural person) may not exceed $1,000,000 without our prior consent.

Transactions will not be processed on the following days: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Please remember that we must receive a transaction request in good order at our Home Office before the close of regular trading on the New York Stock Exchange, usually 4:00 p.m., Eastern Time, to process the transaction on that Valuation Day.

Allocation of Net Premium Payments. In the application for the Contract, the Owner will indicate how Net Premium Payments are to be allocated among the Subaccounts of the Variable Account, the Fixed Account and/or the Guaranteed Accounts. These allocations may be changed at any time by the Owner by written notice to us at our Home Office or, if the telephone transaction privilege has been elected, by telephone instructions (see “Telephone Transaction Privilege,” below); all such allocation instructions must be provided in good order. If you change the Contract’s premium allocation percentages, Subaccount will automatically be discontinued unless you specifically direct otherwise. To allocate premiums other than to the existing allocation, the owner must submit a written request with clear direction separate from the check.

The percentages of Net Premium Payments that may be allocated to any Subaccount, the Fixed Account, or any Guaranteed Account must be in whole numbers of not less than 1%, and the sum of the allocation percentages must be 100%. We allocate the initial Net Premium Payment within two business days after receipt at our home office, if the application and all information necessary for processing the order are complete. We do not begin processing your purchase order until we receive the application and initial premium payment at our Home Office, identified on the first page of this prospectus, from your agent’s broker-dealer.

If the application is not properly completed, we retain the initial Premium Payment for up to five business days while attempting to complete the application. If the application is not complete at the end of the five-day period, we inform the applicant of the reason for the delay and the initial Premium Payment will be returned immediately, unless the applicant specifically consents to our retaining the initial Premium Payment until the application is complete. Once the application is complete, we allocate the initial Net Premium Payment as designated by the Owner within two business days.

We allocate subsequent Net Premium Payments as of the Valuation Date we receive Net Premium Payments at our Home Office, based on your allocation percentages then in effect. Please note that if you submit your Premium Payment to your agent, we will not begin processing the Premium Payment until we have received it from your agent’s selling firm. At the time of allocation, we apply Net Premium Payments to the purchase of Fund shares. The net asset value of the shares purchased is converted into Accumulation Units.

When all or a portion of a premium payment is received without a clear subaccount designation or allocated to a subaccount that is not available for investment, we may allocate the undesignated portion or the entire amount, as applicable, into the Money Market Subaccount. You may at any time after the deposit direct us to redeem or exchange units in the Money Market Subaccount, which will be completed at the next appropriate net asset value. All transactions will be subject to any applicable fees or charges.

The Subaccount values will vary with their investment experience, and you bear the entire investment risk. You should periodically review your allocation percentages in light of market conditions and your overall financial objectives.

We offered a one-time credit in the amount of 3% of the initial Net Premium Payment to Owners whose initial Net Premium Payment comes from the surrender of an annuity contract issued by National Life’s affiliate, Life Insurance Company of the Southwest. We paid this credit after the free look right with respect to the Contract had expired.

Value of a Variable Account Accumulation Unit

We set the value of a Variable Account Accumulation Unit for each Subaccount at $10 when the Subaccounts commenced operations. We determine the value for any subsequent Valuation Period by multiplying the value of an Accumulation Unit for each Subaccount for the immediately preceding Valuation Period by the Net Investment Factor for the Subaccount during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. No minimum value of an Accumulation Unit is guaranteed. The number of Accumulation Units will not change as a result of investment experience.

Net Investment Factor. Each Subaccount of the Variable Account has its own Net Investment Factor.

The Net Investment Factor measures the daily investment performance of that Subaccount.

The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease.

Changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of Fund shares because of the deduction for the Mortality and Expense Risk Charge and Administration Charge.

Fund shares are valued at their net asset value. The Net Investment Factor allows for the monthly reinvestment of daily dividends that are credited by some Funds (e.g., the Fidelity Money Market Portfolio).

Determining the Contract Value.

The Contract Value is the sum of:

1) the value of all Variable Account Accumulation Units, plus

2) amounts allocated and credited to the Fixed Account, plus

3) amounts allocated and credited to a Guaranteed Account, minus

4) any outstanding loans on the Contract and accrued interest on such loans.

When charges or deductions are made against the Contract Value, we deduct an appropriate number of Accumulation Units from the Subaccounts and an appropriate amount from the Fixed Account in the same proportion that your interest in the Subaccounts and the unloaned value in the Fixed Account bears to the total Contract Value. We will not deduct charges or deductions from a Guaranteed Account unless there is not sufficient Contract Value in the Subaccounts of the Variable Account and in the Fixed Account. If we need to deduct charges or deductions from the Guaranteed Accounts, we will do so pro rata from all Guaranteed Accounts, and within Guaranteed Accounts of the same duration, on a first-in-first-out basis; that is, the Contract Value with the earliest date of deposit will be deducted first. Value held in the Fixed Account and the Guaranteed Accounts is not subject to Variable Account charges (Mortality and Expense Risk and Administration Charges), but may be subject to CDSCs, the Annual Contract Fee, optional Enhanced Death Benefit Rider charge, and premium taxes, if applicable.

We have entered into a distribution agreement with ESI, our affiliate, for the distribution and sale of the Contracts. ESI is a wholly owned indirect subsidiary of National Life Holding Company. Pursuant to this agreement, ESI serves as principal underwriter for the Contracts. ESI’s principal business address is One National Life Drive, Montpelier VT 05602.

OTHER CONTRACT RIGHTS AND PRIVILEGES

Loan Privilege - Tax Sheltered Annuities

Subject to approval in your state, if you own a section 403(b) Tax-Sheltered Annuity Contract, loans will be available on your Contract. Loans will be subject to the terms of the Contract and the Code. Amounts borrowed under a Contract do not participate in a Registrant’s investment experience and that loans, therefore, can affect the Contract value and death benefit whether or not the loan is repaid

If a loan provision is included in your Tax-Sheltered Annuity Contract, loans will be available any time prior to the Annuitization Date. We may limit the number of loans available on a single contract. You will be able to borrow a minimum of $1,500 (we may permit lower amounts). The maximum loan balance which may be outstanding at any time on your Contract is 90% of the sum of Contract Value, outstanding loans and accrued interest on loans minus the CDSC that would apply if you surrendered your Contract (if you have Contract Value allocated to one or more Guaranteed Accounts, at the time you wish to take a loan, you must first transfer all such Contract Value out of those Guaranteed Accounts - see “The Guaranteed Accounts,” below). In no event may the aggregate amount borrowed from all your Tax-Sheltered Annuities under your 403(b) Plan, including this Contract, exceed the lesser of:

(a)	50% of the combined nonforfeitable account balances of all your Tax-Sheltered Annuities held under your 403(b) Plan (or $10,000 if greater); or

(b)	$50,000.

The $50,000 limit will be reduced by the excess (if any) of the highest loan balances owed during the prior one-year period over the loan balance on the date the loan is made. The highest loan balance owed during the prior one-year period may be more than the amount outstanding at the time of the loan, if an interest payment or principal repayment has been made.

All loans will be made from the Collateral Fixed Account. When a loan is taken, an amount equal to the principal amount of the loan will be transferred to the Collateral Fixed Account. We will transfer to the Collateral Fixed Account an amount equaling the loan from the Subaccounts of the Variable Account and unloaned portion of the Fixed Account in the same proportion that such amounts bear to the total Contract Value. No CDSC is deducted at the time of the loan or on any transfers to the Collateral Fixed Account.

Until the loan is repaid in full, that portion of the Collateral Fixed Account equal to the outstanding loan balance shall be credited with interest at an annual rate we declare from time to time, but will never be less than the minimum annual rate guaranteed for your Contract’s Fixed Account. On each Contract Anniversary and on each date that a loan repayment is received, any amount of interest credited on the Collateral Fixed Account will be allocated among the Fixed Account and the Subaccounts of the Variable Account in accordance with the allocation of Net Premium Payments then in effect.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase your principal residence must be repaid within 20 years. During the loan term, the outstanding balance of the loan will continue to accrue interest at annual rates specified in the loan agreement or an amendment to the loan agreement. The maximum interest rate will be the greater of:

☐	the Moody’s Corporate Bond Yield Average — Monthly Average Corporates, as published by Moody’s Investors Service, Inc., or its successor, (or if that average is no longer published, a substantially similar average), for the calendar month ending two months before the date the rate is determined; or

☐	4%.

The loan interest rate is subject to change on each Contract Anniversary. If the loan interest rate changes, we will send you a notice of the new loan interest rate and new level payment amount. We must reduce the loan interest if on a Contract Anniversary the maximum loan interest rate is lower than the interest rate for the previous Contract Year by 0.50% or more. We may increase the loan interest rate if the maximum loan interest rate is at least 0.50% higher than the loan interest rate for the previous Contract Year. The loan interest rate we charge will be equal to or less than the maximum loan interest rate at the time it is determined and will never be higher than 15%.

Twenty days prior to the due date of each loan repayment, as set forth in the loan agreement or an amendment to the loan agreement, we will send you a notice of the amount due. Corresponding to the due date of each loan repayment, we will establish a “billing window” defined as the period beginning on the date that we mail the repayment notice (20 days prior to the payment due date) and extending 31 days after the due date.

Loan repayments received within the billing window that are sufficient to satisfy the amount due will be applied to the Contract as interest and repayment of principal. The amounts of principal and interest set forth in the loan agreement or an amendment to the loan agreement are the amounts if all loan repayments are made exactly on the due date. The actual amount of a repayment allocated to interest will be determined based on the actual date the repayment is received, the amount of the outstanding loan, and the number of days since the last repayment date. The amount of principal will be the repayment amount minus the interest. The loan principal repayment will, on the date it is received, be allocated among the Fixed Account and Subaccounts of the Variable Account in accordance with the allocation of Net Premium Payments then in effect.

Loan repayments received outside of the billing window will be processed as a repayment of principal only. Only repayments received within the billing window may satisfy the amount due. If a payment received within the billing window is less than the amount due, it will be returned to you.

If a loan repayment that is sufficient to satisfy the amount due is not made within the billing window, then the entire balance of the loan will be considered in default. This amount may be taxable to the borrower and may be subject to the early withdrawal tax penalty. If you are not eligible to take a distribution pursuant to the Contract or plan provisions, the deemed distribution will be reportable for tax purposes, but will not be offset against the Contract Value until such time as a distribution may be made. On each Contract Anniversary, while a loan is in default, interest accrued on loans will be added to the outstanding loans.

If you surrender your Contract while a loan is outstanding, you will receive the Cash Surrender Value, which is reduced to reflect the loan outstanding plus accrued interest. If the Owner/Annuitant dies while the loan is outstanding, the Death Benefit will also be reduced to reflect the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, we may restrict any transfer of the Contract that would otherwise qualify as a transfer as permitted in the Code.

Loans may also be subject to additional limitations or restrictions under the terms of the employer’s plan. Loans permitted under this Contract may be taxable in whole or part if the participant has additional loans from other plans or contracts. We will calculate the maximum nontaxable loan based on the information provided by the participant or the employer. In addition, if the section 403(b) Tax-Sheltered Annuity Contract is subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), a loan will be treated as a “prohibited transaction” subject to certain penalties unless additional ERISA requirements are satisfied. You should seek competent legal advice before requesting a loan. We are not responsible for determining whether a loan meets the requirements of ERISA, including the requirement that a loan bear a reasonable rate of interest.

If a loan is outstanding, all payments received from you will be considered loan repayments. Any payments received from your employer will be considered premium payments. We reserve the right to modify the terms or procedures associated with the loan privilege in the event of a change in the laws or regulations relating to the treatment of loans. We also reserve the right to assess a loan processing fee. IRAs, Non-Qualified Contracts and Qualified Contracts other than section 403(b) Tax-Sheltered Annuity Contracts are not eligible for loans. Profit sharing, 402(k) and 457(b) plans can also allow loans.

Telephone Transaction Privilege

If you elect the telephone transaction privilege, you may make changes in Net Premium Payment allocations, transfers, or initiate or make changes in dollar cost averaging or Subaccount Rebalancing, in the case of section 403(b) Tax Sheltered Annuities, take loans up to $10,000, and modify systematic withdrawals by providing instructions to us at our Home Office over the telephone. You can make the election either on the application for the Contract or by providing a proper written authorization to us. We reserve the right to suspend telephone transaction privileges at any time and for any reason. You may, on the application or by a written authorization, authorize your National Life agent to provide telephone instructions on your behalf.

We employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If we follow these procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for any such losses if those reasonable procedures are not followed. The procedures followed for telephone transfers will include one or more of the following:

●	requiring some form of personal identification prior to acting on instructions received by telephone,
●	providing written confirmation of the transaction, and
●	making a tape recording of the instructions given by telephone.

You should protect any form of personal identification used to access your account, as we may not be able to verify that the person providing instructions using such personal information is you or someone authorized by you.

Telephone transfers may not always be available. Telephone systems, whether yours, ours, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your transfer request in writing.

Facsimile Transaction Privilege

You may provide instructions by facsimile for all transactions, except for a death claim, by providing instructions to us at our Home Office at a designated fax number. Contact your agent for more information.  We may suspend facsimile transaction privileges at any time, for any reason, if we deem such suspension to be in the best interests of the Owners.

Facsimile transactions may not always be available. Communication systems, whether yours, ours or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your request by mail.

Electronic Mail Transaction Privilege

You may provide transfer instructions by e-mail to our Home Office. Additionally, a National Life agent may provide transfer instructions by e-mail to us at our Home Office on your behalf, if you have provided the agent the appropriate authority. Contact your agent for more information.  We may suspend e-mail transaction privileges at any time, for any reason, if we deem such suspension to be in the best interests of the Owners.

E-mail transactions may not always be available. Electronic systems, whether yours, your agent’s, or ours can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of the request. If your agent experiences problems, you should make your request by mail.

Available Automated Fund Management Features

We currently offer the following free automated fund management features. However, we are not legally obligated to continue to offer these features and we may cease offering one or more of such features at any time, after providing 60 days prior written notice to all Owners who are currently utilizing the features being discontinued. Only one of Dollar Cost Averaging and Subaccount Rebalancing is available under any single Contract at one time, but either may be used with Systematic Withdrawals.

Dollar Cost Averaging. This feature permits you to automatically transfer funds from the Money Market Subaccount to any other Subaccounts on a monthly basis. You may elect it at issue by marking the appropriate box on the initial application and completing the appropriate instruction or after issue by filling out similar information on a change request form and sending it to us (in good order).

If you elect this feature, each month on the Monthly Contract Date we will take the amount to be transferred from the Money Market Subaccount and transfer it to the Subaccount or Subaccounts designated to receive the funds. This procedure starts with the Monthly Contract Date next succeeding the Date of Issue or next succeeding the date of an election subsequent to purchase and stops when the amount in the Money Market Subaccount is depleted. The minimum monthly transfer by Dollar Cost Averaging is $100, except for the transfer which reduces the amount in the Money Market Subaccount to zero. You may discontinue Dollar Cost Averaging at any time by sending an appropriate change request form to us.

This feature allows you to move funds into the various investment classes on a more gradual and systematic basis than the frequency on which Premium Payments ordinarily are made. The dollar cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high. The periodic investment of the same amount will result in higher numbers of units being purchased when unit prices are lower and lower numbers of units being purchased when unit prices are higher. This technique will not assure a profit or protect against a loss in declining markets. For the dollar cost averaging technique to be effective, amounts should be available for allocation from the Money Market Subaccount through periods of low-price levels as well as higher price levels.

Subaccount Rebalancing. This feature permits you to automatically rebalance the value in the Subaccounts on a quarterly, semi-annual or annual basis, based on the premium allocation percentages in effect at the time of the rebalancing.

In Contracts utilizing Subaccount Rebalancing from the Date of Issue, an automatic transfer takes place that causes the percentages of the current values in each Subaccount to match the current premium allocation percentages. This procedure starts with the Monthly Contract Date three, six or 12 months after the Date of Issue and continues on each Monthly Contract Date three, six or 12 months thereafter. Contracts electing Subaccount Rebalancing after issue will have the first automated transfer occur as of the Monthly Contract Date on or next following the date that the election is received. Subsequent rebalancing transfers occur every three, six or 12 months thereafter. You may discontinue Subaccount Rebalancing at any time by submitting an appropriate change request form.

If you change the Contract’s premium allocation percentages, Subaccount Rebalancing will automatically be discontinued unless you specifically direct otherwise.

Subaccount Rebalancing results in periodic transfers out of Subaccounts that have had relatively favorable investment performance and into Subaccounts that have had relatively unfavorable investment performance. Subaccount Rebalancing does not guarantee a profit or protect against a loss.

Systematic Withdrawals. At any time after one year from the Date of Issue, if the Contract Value at the time of initiation of the program is at least $15,000, you may elect in writing to take Systematic Withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual or annual basis. You may provide specific instructions as to how the Systematic Withdrawals are to be taken, but the Withdrawals must be taken first from the Subaccounts and may only be taken from the unloaned portion of the Fixed Account to the extent that the Contract Value in the Variable Account is insufficient to accomplish the Withdrawal. Moreover, Withdrawals may only be taken from the Guaranteed Accounts to the extent that the Contract Value in the Variable Account and the Fixed Account is insufficient to accomplish the Withdrawal. If you have not provided specific instructions or if specific instructions cannot be carried out, we process the Withdrawals by taking Accumulation Units from all of the Subaccounts in which you have an interest and the unloaned portion of the Fixed Account on a pro rata basis; Contract Value will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in the Variable Account and the Fixed Account to accomplish the Withdrawal. Each systematic Withdrawal is subject to federal income taxes. In addition, a 10% federal penalty tax may be assessed on systematic Withdrawals if you are under age 59½. Unless you direct otherwise, we will withhold federal income taxes from each systematic Withdrawal. You may elect to have your systematic withdrawal payment electronically transferred to your checking or savings account by submitting the appropriate paperwork deemed by us to be in good order. A Systematic Withdrawal program terminates automatically when a systematic Withdrawal would cause the remaining Cash Surrender Value to be $3,500 or less (or, in the case of Contracts issued prior to November 1, 2003, if a systematic Withdrawal would cause the Contract Value to be $3,500 or less). If this happens, then the systematic Withdrawal transaction causing the Cash Surrender Value to fall below $3,500 will not be processed. You may discontinue Systematic Withdrawals at any time by notifying us in writing.

A CDSC may apply to systematic Withdrawals in accordance with the considerations set forth in “Contingent Deferred Sales Charge,” above. If you withdraw amounts pursuant to a systematic Withdrawal program, then, in most states, you may withdraw in each Contract Year after the first Contract Year without a CDSC an amount up to 15% of the Contract Value as of the most recent Contract Anniversary (a 10% CDSC-free Withdrawal provision applies in New Jersey and Washington - see “Contingent Deferred Sales Charge,” above). Both Withdrawals you request and Withdrawals pursuant to a systematic Withdrawal program will count toward the limit of the amount that may be withdrawn in any Contract Year free of the CDSC. In addition, any amount withdrawn in order to meet minimum distribution requirements under the Code shall be free of CDSC.

Limited Systematic Withdrawals are also available in the first Contract Year (but after 30 days from issue). These Systematic Withdrawals are limited to monthly Systematic Withdrawal programs only. The maximum aggregate amount for the remaining months of the first Contract Year is the annual amount that may be withdrawn in Contract Years after the first Contract Year free of a CDSC (i.e., either 15% or 10% of the Contract Value, depending on the state). These Systematic Withdrawals will not be subject to a CDSC. The other rules for Systematic Withdrawals made after the first Contract Year, including the $15,000 minimum Contract Value, minimum $100 payment, and allocation rules, will apply to these systematic Withdrawals. Regardless of the method of Withdrawal, systematic or otherwise, at no point in the first Contract Year will total CDSC-free Withdrawals be available in an amount that exceeds 1/12th of 15% of each premium payment times the number of completed months since each premium payment. Systematic withdrawals may not be elected if there is a policy loan.

Contract Rights Under Certain Plans

Contracts may be purchased in connection with a plan sponsored by an employer. In such cases, all rights under the Contract rest with the Owner, which may be the employer or other obligor under the plan and benefits available to participants under the plan, are governed solely by the provisions of the plan. Accordingly, some of the options and elections under the Contract may not be available to participants under the provisions of the plan. In such cases, participants should contact their employers for information regarding the specifics of the plan.

SURRENDERS AND WITHDRAWALS

Surrender and Withdrawal

At any time prior to the Annuitization Date (or thereafter if Payment Option 1 has been elected) you may, upon proper written application deemed by us to be in good order, surrender the Contract. “Proper written application” means that you must request the surrender in writing. We may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.

We will, upon receipt of any such written request, pay to you the Cash Surrender Value. The Cash Surrender Value will reflect any applicable CDSC (see “Contingent Deferred Sales Charge,” above), any outstanding loan and accrued interest, and, in certain states, a premium tax charge (see “Premium Taxes”, above). The Cash Surrender Value may be more or less than the total of Premium Payments you made, depending on the market value of the underlying Fund shares, the amount of any applicable CDSC, and other factors.

We will normally not permit Withdrawal or Surrender of Premium Payments made by check within the 15 calendar days prior to the date the request for Withdrawal or Surrender is received.

At any time before the death of the Owner and before the Contract is annuitized, the Owner may make a Withdrawal of a portion of the Contract Value. The minimum Withdrawal is $500, except where the Withdrawal is a minimum distribution as required by certain Qualified Contract rules or where the Withdrawal is part of an automated process of paying investment advisory fees to the Owner’s investment advisor. At least $3,500 in Cash Surrender Value must remain after any Withdrawal. However, for Contracts issued prior to November 1, 2003, only (or a later date if your state approved this change after November 1, 2003), at least $3,500 in Contract Value must remain after any Withdrawal. If a withdrawal causes your Contract Value to fall below the $3500 minimum, we may redeem your remaining contact value. Before we redeem your remaining Contract Value, we will provide you notice and give you the opportunity to increase your Contract Value to the $3500 minimum. Withdrawals made for the purpose of taking a required minimum distribution in a retirement account are not subject to the $3,500 restriction.

Generally, Withdrawals in the first Contract Year and Withdrawals in excess of 15% (10% in New Jersey and the State of Washington) of Contract Value as of the most recent Contract Anniversary in any Contract Year are subject to the CDSC. See “Contingent Deferred Sales Charge”, above. However, in the first Contract Year, a CDSC-free Withdrawal is currently available in an amount not exceeding 1/12th of 15% (10% in New Jersey and the State of Washington) of each premium payment for each completed month since each Premium Payment. For purposes of determining CDSC-free amounts in the first Contract Year only, all Premium Payments received prior to the first Monthly Contract Date will be considered to have been paid at the Date of Issue. One way to access these CDSC-free amounts in the first Contract Year is by setting up a monthly systematic Withdrawal program (see “Available Automated Fund Management Features-Systematic Withdrawals” below). Another limited way to make a Withdrawal in the first year without paying a CDSC is to make a Withdrawal which is part of a series of substantially equal periodic payments made for the life of the Owner or the joint lives of the Owner and his or her spouse, under section 72(t)(2)(a)(iv) of the Code. In addition, any amount withdrawn in order to meet minimum distribution requirements under the Code shall be free of CDSC. Regardless of the method of Withdrawal, systematic or otherwise, at no point in the first Contract Year will total CDSC-free Withdrawals be available in an amount that exceeds 1/12th of 15% of each premium payment times the number of completed months since each premium payment. Withdrawals will be deemed to be taken from Net Premium Payments in chronological order, with the oldest Net Premium Payment being withdrawn first. This method will tend to minimize the amount of the CDSC.

Withdrawals will be taken based on your instructions at the time of the Withdrawal. If you do not provide specific allocation instructions, or to the extent that Contract Value in the sources you specify are insufficient, the Withdrawal will be deducted pro rata from the Subaccounts and from the unloaned portion of the Fixed Account. The Withdrawal will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in the Subaccounts of the Variable Account and the unloaned portion of the Fixed Account. If it is necessary to take the Withdrawal from the Guaranteed Accounts, it will be taken pro rata from all Guaranteed Accounts in which there is Contract Value, and within each Guaranteed Account duration, on a first-in-first-out basis. To the extent a Withdrawal is taken from a Guaranteed Account, a market value adjustment will be applied (see “The Guaranteed Accounts - Market Value Adjustment”, below).

Any CDSC associated with a Withdrawal will be deducted from the Subaccounts, the Fixed Account and/or the Guaranteed Accounts based on the allocation percentages of the Withdrawal. Any amount of CDSC that we deduct from a Subaccount that is in excess of the available value in that Subaccount will be deducted pro rata among the remaining Subaccounts and the unloaned portion of the Fixed Account (as above, it will not be taken from the Guaranteed Accounts unless there is not sufficient Contract Value in such remaining Subaccounts and the unloaned portion of the Fixed Account). We will process Withdrawals on the Valuation Day we receive your request in good order. If the Withdrawal cannot be processed in accordance with your instructions, then we will notify you through your agent, by telephone or by mail that we cannot process the Withdrawal, and we will not process it until we receive further instructions.

A Surrender or a Withdrawal may have tax consequences. See “Federal Income Tax Considerations,” below.

Payments

We will pay any funds surrendered or withdrawn from the Variable Account within seven days of receipt of such request in good order at our Home Office. Good order means the actual receipt by us of instructions relating to a transaction, along with all the information and supporting legal documentation we require to effect the transaction. To be in “good order,” instructions much be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. However, we reserve the right to suspend or postpone the date of any payment or transfer of any benefit or values for any Valuation Period:

●	when the New York Stock Exchange (“Exchange”) is closed;
●	when trading on the Exchange is restricted;
●	when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account’s net assets; or
●	during any other period when the SEC, by order, so permits for the protection of security holders.

The rules and regulations of the SEC shall govern as to whether certain of the conditions prescribed above exist.

In addition, if, pursuant to SEC rules, the Fidelity Money Market Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender, loan, or death benefit from the Fidelity Money Market Subaccount until the Portfolio is liquidated.

In cases where you surrender your Contract within 15 days of making a premium payment by check, and we are unable to confirm that such payment has cleared, we may withhold an amount equal to such payment from your surrender proceeds until we are able to confirm that the payment item has cleared, but for no more than 15 days from our receipt of the payment item. You may avoid the possibility of this holdback by making premium payments by unconditional means, such as by certified check or wire transfer of immediately available funds.

We reserve the right to delay payment of any amounts allocated to the Fixed Account or to a Guaranteed Account payable as a result of a surrender, Withdrawal or loan for up to six months after we receive a written request in a form satisfactory to us.

If mandated under applicable law, we may be required to reject a premium payment. We may also be required to provide additional information about you and your account to government regulators. In addition, we may be required to block an Owner’s account and thereby refuse to honor any request for transfers, Withdrawals, surrenders, loans or Death Benefits, until instructions are received from the appropriate regulator.

Potential Delay of Disbursements

Rules adopted by the Financial Industry Regulatory Authority Inc. (“FINRA”) allow broker/dealers to place a hold on the disbursement of customer funds when they suspect senior financial exploitation. Please contact your registered representative for more information.

Surrenders and Withdrawals Under a Tax-Sheltered Annuity Contract

Where the Contract has been issued as a Tax-Sheltered Annuity, the Owner may surrender or make a Withdrawal of part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Designated Annuitant except as provided below:

(a) The surrender or Withdrawal of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in Section 403(b)(7) of the Code, may be executed only:

1. when the Owner attains age 59 1/2, severs employment, dies, or becomes disabled (within the meaning of Code Section 72(m) (7)); or

2. in the case of hardship (as defined for purposes of Code Section 401-(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

(b) Amounts transferred to a Tax-Sheltered Annuity from other 403(b) contracts or accounts are generally subject to the same restrictions on withdrawals applicable under the prior contract or account.

(c) For Tax-Sheltered Annuities issued on or after January 1, 2009, amounts attributable to employer contributions are subject to restrictions on withdrawals specified in your employer’s 403(b) plan, in order to comply with new tax regulations.

(d) The surrender and Withdrawal limitations described in (a) above for Tax-Sheltered Annuities apply to:

1. salary reduction contributions to Tax-Sheltered Annuities made for plan years beginning after December 31, 1988.

2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3. all amounts transferred from 403(b)(7) Custodial Accounts (except that amounts held as of the close of the last plan year beginning before January 1, 1989, and salary reduction contributions (but not earnings) after such date may be withdrawn in the case of hardship).

(e) We do not allow a Distribution other than as described above, except in the exercise of a contractual ten-day free look provision (when available). Any Distribution taken by the Owner other than as described above, including a Distribution as a result of the ten-day free look provision, may result in the immediate application of taxes and penalties and/or retroactive disqualification of the Tax-Sheltered Annuity. National Life is not responsible for any taxes, penalties or other adverse consequences resulting from an Owner taking a Distribution.

A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification in the event of a ten-day free look, National Life will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Owner. The foregoing is National Life’s understanding of the withdrawal restrictions which are currently applicable under Section 403(b)(11). Such restrictions are subject to legislative change and/or reinterpretation from time to time. Distributions pursuant to Qualified Domestic Relations Orders will not be considered to be a violation of the restrictions stated in this provision.

The Contract surrender and Withdrawal provisions may also be modified pursuant to the plan terms and Code tax provisions for Qualified Contracts. If your Contract is a Tax-Sheltered Annuity, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that Premium Payments, as well as surrenders, withdrawals, loans or transfers you request, comply with applicable tax requirements and to decline premiums or requests that are not in compliance. We will not process Premium Payments, surrenders, withdrawals, loans or transfers until all information required under the tax law has been received. By directing Premium Payments to the Contract or requesting any one of these payments, you consent to the sharing of confidential information about you, the Contract, transactions under the Contract, and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

CHANGES TO VARIABLE ACCOUNT

We reserve the right to create one or more new separate accounts, combine or substitute separate accounts, or to add new investment Funds for use in the Contracts at any time. In addition, if the shares of the Funds described in this prospectus should no longer be available for investment by the Variable Account or, if in our judgment further investment in such Fund shares should become inappropriate, we may eliminate Subaccounts, combine two or more Subaccounts or substitute one or more Funds for other Fund shares already purchased or to be purchased in the future under the Contract. The other Funds may have higher fees and charges than the ones they replaced, and not all Funds may be available to all classes of Contracts. In general, no substitution of securities in the Variable Account may take place without prior approval of the SEC, or without reliance on an exception to obtaining SEC approval to substitute, and under such requirements as it may impose. We may also operate the Variable Account as a management investment company under the Investment Company Act, deregister the Variable Account under the Investment Company Act (if such registration is no longer required), transfer all or part of the assets of the Variable Account to another separate account or to the Fixed Account (subject to obtaining all necessary regulatory approvals), and make any other changes reasonably necessary under the Investment Company Act or applicable state law.

OPTIONAL ENHANCED DEATH BENEFIT RIDER

This rider is no longer available for new election effective July 6, 2015.

The Rider is subject to the restrictions and limitations set forth in it. Election of this optional benefit involves an additional cost. This Rider is not available in Texas. If you elected the Enhanced Death Benefit Rider, then the following enhanced death benefit will be payable to the Beneficiary if you (or the Annuitant if the Owner is not a natural person) die prior to the Contract Anniversary on which you are age 81 on an age on nearest birthday basis (or in the case of Joint Owners, if the first of the Joint Owners to die dies prior to the Contract Anniversary on which the oldest of the Joint Owners is age 81 on an age nearest birthday basis), and prior to annuitization. The Enhanced Death Benefit will equal the highest of:

(a)           the basic Death Benefit as described above; and

(b)           the largest Contract Value as of any prior Contract Anniversary after the Enhanced Death Benefit Rider was applicable to the Contract, plus Net Premium Payments, minus any Withdrawals (including any CDSC deducted in connection with such Withdrawals), and minus any loan taken and accrued interest thereon, in each case since such Contract Anniversary.

We calculate this as of the date we receive due proof of death (in good order). Any applicable premium tax charge payable on your death will be applied to reduce the value of the determined enhanced death benefit (see “Premium Taxes, above).

If you (or the Annuitant if the Owner is not a natural person) die on or after the Contract Anniversary on which you are age 81 on an age on nearest birthday basis (or in the case of Joint Owners, if the first of the Joint Owners to die dies on or after the Contract Anniversary on which the oldest of the Joint Owners is age 81 on an age nearest birthday basis), or after annuitization, the death benefit will not be enhanced and will be an amount equal to Contract Value, less any applicable premium tax charge.

The annual charge for this Rider is 0.20% of Contract Value. After the Contract Anniversary on which you (or the Annuitant, if the Owner is not a natural person) are age 80 on an age on nearest birthday basis (or in the case of Joint Owners, after the Contract Anniversary in which the oldest Joint owner is age 80 on an age on nearest birthday basis), we discontinue the charge. See “Charge for Optional Enhanced Death Benefit Rider,” above.

Example:

How the Enhanced Death Benefit is Calculated

Assume that:

(1)	you purchase this contract with a $200,000 premium payment (no additional premium payments are made);
(2)	the Contract Value immediately preceding the withdrawal is $180,000;
(3)	the free withdrawal amount is 15% immediate processing the withdrawal and the surrender charge is 6%;
(4)	$20,000 withdrawal is made after the second Contract Anniversary;
(5)	the Contract Value is $165,000 on the first Contract Anniversary, it is $220,000 on the second Contract Anniversary (Reset Anniversary); and
(6)	you die in the third Contract Year and the Contract Value of the contract has decreased to $175,000.

The Death Benefit is the greatest of:

a)	the Contract Value

= $175,000;

b)            Net Premium payments less any partial withdrawals including surrender charges on that withdrawal less any outstanding loans and accrued interest on that loan. If the net premium at the time of withdrawal is higher than the Contract Value, then the net premium is reduced proportionally rather than dollar for dollar. In this example, the net premium is greater than the contract value at time of withdrawal so the reduction is proportional.

= $177,777 ($200,000 * (1 - ($20,000 / $180,000)); or

c)	the highest Contract Value on any prior anniversary:

= $220,000 (Maximum of $165,000 and $220,000)

It is possible that the Internal Revenue Service may take a position that rider charges are deemed to be taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as taxable withdrawal, you should consult your tax advisor prior to selecting any rider or endorsement under the Contract.

We distribute the Enhanced Death Benefit in the same manner as the normal Death Benefit. See “Death of Owner,” above.

OPTIONAL ACCELERATED BENEFIT RIDERS

If the Contract has been in force for at least five years, the Accelerated Benefit Riders provide accelerated Death Benefits prior to the death of the covered person in certain circumstances where a terminal illness or chronic illness creates a need for access to the Death Benefit. A terminal illness means that the covered person has been certified by a physician as having an illness or chronic condition that can reasonably be expected to result in death in 24 months or less from the date of certification. A covered chronic illness is an illness or physical condition of the covered person such that he or she: 1) is unable to perform (without substantial assistance from another individual) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or 2) requires substantial supervision by another person to protect the covered person from threats to health and safety due to his or her own severe cognitive impairment.

The terminal illness or chronic illness must have begun while the Contract was in force. Benefits accelerated under these Riders are discounted for interest and mortality. Once benefits have been accelerated, the Contract terminates. There is no cost for these Riders. They can be included in the Contract at issue, or they can be added after issue, for a covered person at the time of Contract issue whose age, on an age on nearest birthday basis, is 0-75.

The covered person is the Owner, unless the Owner is not a natural person, in which case the covered person is the Annuitant. If there are Joint Owners, then each is considered a covered person. If the covered person changes, then the Contract is not eligible for acceleration until the Contract has been in force five years from the date of the change.

Only a full acceleration of the Death Benefit will be allowed. The amount, which will never be less than the Cash Surrender Value of the Contract, will be paid in a lump sum. The amount must first be applied to pay any debt to us on the Contract.

Example: How the Accelerated Death Benefit is Calculated on a Contract with the Enhanced Death Benefit

Assume that:

(1)	you purchase this contract with a $200,000 premium payment (no additional premium payments are made);
(2)	the Contract Value immediately preceding the withdrawal is $250,000;
(3)	the free withdrawal amount is 15% immediate processing the withdrawal and the surrender charge is 6%;
(4)	$20,000 withdrawal is made after the second Contract Anniversary;
(5)	the Contract Value is $165,000 on the first Contract Anniversary, it is $220,000 on the second Contract Anniversary (Reset Anniversary);
6)	you die in the third Contract Year and the Contract Value of the Contract has decreased to $175,000; and
(7)	The value of Death Benefit accelerated is based on an actuarial present value calculation based on the individual’s expected mortality and interest rates. For this example, let’s assume the actuarial present value (discounting for mortality and interest) of this particular individual is $0.8 for each dollar accelerated. Keep in mind this value will be different for everyone based on their age, gender, and expected health.

The unaccelerated Death Benefit is the greatest of:

a)            the Contract Value

= $175,000;

b)            Net Premium payments less any partial withdrawals including surrender charges on that withdrawal

= $180,000 ($200,000 – $20,000); or

c)            the highest Contract Value an any prior anniversary:

= $220,000 (Maximum of $165,000 and $220,000)

The accelerated Death Benefit is the Death Benefit multiplied by the acceleration discount factor:

= $176 ,000 ($220,000 * 0.8)

These Riders may not be available in all states and their terms may vary by state. These Riders will not be available in New York, Oregon, Texas, Virginia or Washington. Connecticut, Kansas, Louisiana, Minnesota, New Jersey, Pennsylvania, South Carolina and Utah only allow the terminal illness portion of the Riders.

Any amount received under an Accelerated Benefits Rider should be taxed in the same manner as a surrender of the Contract. See “Federal Income Tax Considerations,” below.

FEDERAL INCOME TAX CONSIDERATIONS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a Contract.

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Because the tax benefits of annuity contracts may not be needed in the context of Qualified Contracts, you generally should not buy a Qualified Contract for the purpose of obtaining tax deferral.

Taxation of Non-Qualified Contracts

Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Taxation of Non-Qualified Contracts

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Code requires that the investments of each investment division of the separate account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of our Contracts, we believe that the Owner of a Contract should not be treated as the owner of the assets of the separate account. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Contract Owners from being treated as the owner of underlying assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. The latter requirement will be considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the owner’s death. The designated Beneficiary refers to a natural person designated by the owner as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner’s investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. There is no guidance on the proper tax treatment of market value adjustments and it is possible that a positive market value adjustment at the time of a Withdrawal from a Guaranteed Account may be treated as part of the Contract Value immediately prior to the distribution. A tax advisor should be consulted on this issue. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

●	made on or after the taxpayer reaches age 59½;
●	made on or after the death of an Owner;
●	attributable to the taxpayer’s becoming disabled; or
●	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Partial Annuitization. If part but not all of an annuity contract’s value is applied to provide payments for one or more lives or for a period of at least ten years (a “partial annuitization”), those payments may be taxed as annuity payments.  This tax treatment is not available under the Contract because the Contract does not permit you to partially annuitize, that is, the contract requires you to apply all of your contract value when selecting a payout option.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an annuitant or Payee who is not an Owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, designation or exchange, should consult a tax advisor as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner’s income when a taxable distribution occurs.

Further Information. Further details regarding the qualification of the Contract for Federal income tax purposes can be found in the Statement of Additional Information under the heading “Tax Status of the Contracts.”

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions up to a maximum amount specified in the Code. The contributions may be deductible in whole or in part, depending on the individual’s income. Distributions from certain pension plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. You may delay taking your first required minimum distribution (RMD) payment until April 1 of the year following the year in which you reach the specified age, but the second RMD payment must be taken by December 31 of the same year. The SECURE Act and SECURE 2.0 increased the age for RMDs. The beginning RMD age is: age 72 for someone born in 1950; age 73 for someone born from 1951 through 1959; and age 75 for someone born in 1960 or later. The beginning RMD age for someone who turned age 70 ½ before 2020 is age 70 ½. If RMDs were started before 2023, the SECURE Act and SECURE 2.0 changes do not affect them. A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional Enhanced Death Benefit provision in the Contract comports with IRA qualification requirements. Distributions that are rolled over to an IRA within 60 days are not immediately taxable. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRA’s.

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to a maximum amount specified in the Code. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs, including RMDs, are subject to the same requirements and restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. Distributions that are rolled over to an IRA within 60 days are not immediately taxable. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRA’s.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Lifetime distributions from Roth IRAs are not subject to the RMD rules. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Distributions that are rolled over to an IRA within 60 days are not immediately taxable. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRA’s.

Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Required minimum distributions must begin by April 1, following the calendar year in which the later of the following occurs: (a) the year you reach age 72 (70 ½ if you reached age 70 1/2 before 2020; 72 if you reached age 72 after 2020; 73 if you reached age 72 after 2022; 75 if born in 1960 or later); or (b) the year you retire from employment with the employer that sponsors the plan. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the account value.

The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, and its value may need to be considered in calculating minimum required distributions, employers using the Contract in connection with such plans should consult their tax adviser.

Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. These premium payments may be subject to FICA (social security) tax. Required minimum distributions must begin by April 1, following the calendar year in which the later of the following occurs: (a) the year you reach the specified age; or (b) the year you retire from employment with the employer that sponsors the plan, if allowed by the plan. The SECURE Act and SECURE 2.0 increased the age for RMDs. The beginning RMD age is: age 72 for someone born in 1950; age 73 for someone born from 1951 through 1959; and age 75 for someone born in 1960 or later. The beginning RMD age for someone who turned 70 ½ before 2020 is age 70 ½. If RMDs were started before 2023, the SECURE Act and SECURE 2.0 changes do not affect them. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59½, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Contract includes an Enhanced Death Benefit that in some cases may exceed the greater of the premium payments or the account value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity. Because the Death Benefit may exceed this limitation, and its value may need to be considered in calculating minimum required distributions, employers using the Contract in connection with such plans should consult their tax adviser.

If your Contract was issued pursuant to a 403(b) plan, we are generally required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 457 Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment for his or her deferred compensation account. For non-governmental Section 457 plans, all such investments are owned by and are subject to, the claims of the general creditors of the sponsoring employer. Required minimum distributions must begin by April 1, following the calendar year in which the later of the following occurs: (a) the year you reach the specified age; or (b) the year you retire from employment with the employer that sponsors the plan, if allowed by the plan. The SECURE Act and SECURE 2.0 increased the age for RMDs. The beginning RMD age is: age 72 for someone born in 1950; age 73 for someone born from 1951 through 1959; and age 75 for someone born in 1960 or later. The beginning RMD age for someone who turned 70 ½ before 2020 is age 70 ½. If RMDs were started before 2023, the SECURE Act and SECURE 2.0 changes do not affect them. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages. The value of the Enhanced Death Benefit may need to be considered in calculating minimum required distributions.

Withdrawals. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of the individual. In many cases, the “investment in the contract” under a Qualified Contract may be zero.

Other Tax Issues. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about these distribution rules. Please note important changes to the required minimum distribution rules during lifetime and at death. Under IRAs and defined contribution retirement plans, most non-spouse beneficiaries will no longer be able to satisfy the death distribution rules by “stretching” payouts over life. Instead, those beneficiaries will have to take their post-death distributions within ten years. Certain exceptions apply to “eligible designated beneficiaries” which include disabled and chronically ill individuals, individuals who are ten or less years younger than the deceased individual, and children who have not reached the age of majority. This change applies to distributions to designated beneficiaries of individuals who die on and after January 1, 2020. Consult a tax adviser if you are affected by these new rules.

Required Minimum Distributions. Notwithstanding any provision of the Qualified Contract or Riders to the contrary, the distribution of an individual’s interest in the Qualified Contract shall be made in accordance with the requirements of the Code and the regulations thereunder. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Distributions Upon Death in Qualified Annuity Contracts

Distributions for deaths that occurred before December 31, 2019, where distributions had begun before death. If the Owner died after distributions had begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.

Distributions for deaths that occurred before December 31, 2019, where distributions had not begun before death. If the Owner died before distribution had begun, distribution of the individual’s entire interest will be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distribution in accordance with (1) or (2) below:

1)If the Owner’s interest is payable to a designated Beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated Beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died.

2)If the designated Beneficiary is the Owner’s surviving spouse, the date distributions are required to begin in accordance with (1) above shall not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 70 1/2.

3)If the designated Beneficiary is the Owner’s surviving spouse, the spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.

Distributions for deaths occurring after December 31, 2019. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about these distribution rules. Please note important changes to the required minimum distribution rules. Under IRAs and defined contribution retirement plans, most non-spouse Beneficiaries will no longer be able to satisfy these rules by “stretching” payouts over life. Instead, those Beneficiaries will have to take their post-death distributions within ten years regardless of whether distributions have begun. Certain exceptions apply to “eligible designated Beneficiaries” which include a spouse, disabled and chronically ill individuals, individuals who are ten or less years younger than the deceased individual, and children who have not reached the age of majority. This change applies to distributions to designated Beneficiaries of individuals who die on and after January 1, 2020. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about these distribution rules.

Distributions from Qualified Contracts generally are subject to withholding for the Owner’s federal income tax liability. The withholding rate varies according to the type of distribution and the Owner’s tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.

“Eligible rollover distributions” from section 401(a) plans, Section 403(a) annuities, and Section 403(b) plans, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution, from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation skipping transfer ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Medicare Tax. Distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the Medicare tax on investment income.  The 3.8% tax will be applied to the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Consult a tax advisor for more information.

Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

Possible Tax Law Changes

At any time, the federal income tax laws and regulations that apply to the contract may change. We cannot predict when or if any new federal income tax law, regulation or administrative interpretation, or any amendment to any existing federal income tax law or administrative interpretation will be adopted or promulgated or will become effective, and whether any such law, regulation or interpretation may take effect retroactively. We and our representatives do not provide tax or legal advice. Your tax and financial situation is unique. You should consult your tax and/or legal advisor for advice and information specific to your situation.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

For additional information relating to the tax status of the Contract, see the Statement of Additional Information.

GENDER NEUTRALITY

In 1983, the United States Supreme Court held that optional annuity benefits provided under an employee’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964 vary between men and women on the basis of sex. The Court applied its decision to benefits derived from contributions made on or after August 1, 1983. Lower federal courts have since held that the Title VII prohibition of sex-distinct benefits may apply at an earlier date. In addition, some states prohibit using sex-distinct mortality tables.

The Contract uses sex-distinct actuarial tables, unless state law requires the use of sex-neutral actuarial tables. As a result, the Contract generally provides different benefits to men and women of the same age. Employers and employee organizations which may consider buying Contracts in connection with any employment-related insurance or benefits program should consult their legal advisors to determine whether the Contract is appropriate for this purpose.

DISTRIBUTION OF THE CONTRACTS

The Contracts are no longer available for sale. We have entered into a distribution agreement with ESI, our affiliate, for the distribution and sale of the Contracts. ESI is a wholly owned indirect subsidiary of National Life Holding Company. Pursuant to this agreement, ESI serves as principal underwriter for the Contracts. ESI previously sold the Contracts through its registered representatives. ESI has also entered into selling agreements with other broker-dealers who in turn sold the Contracts through their registered representatives (“selling broker-dealers”). ESI is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA.

ESI’s registered representatives who sold the Contracts are registered with FINRA and with the states in which they do business. More information about ESI and its registered representatives is available at www.finra.org or by calling 1-800-289-9999. You also can obtain information about ESI and its registered representatives (and selling broker-dealers and their representatives) from FINRA through its BrokerCheck program.

National Life pays ESI commissions and other forms of compensation for sales of the Contracts. You may have purchased a Contract through a registered representative of ESI, and you also may have purchased a Contract from a selling broker-dealer. The maximum payment to a broker-dealer for selling the Contracts will generally be 6.5%; however, during certain promotional periods the commissions may have been higher. These promotional periods were determined by National Life and the maximum commission paid during these periods did not exceed 7.0%. We will pay the broker-dealer commission either as a percentage of the Premium Payment at the time it is paid, as a percentage of Contract Value over time, or a combination of both. A portion of the payments made to ESI or selling broker-dealers will be passed on to their registered representatives in accordance with their internal compensation arrangements. Those arrangements may also include other types of cash and non-cash compensation and other benefits. You may ask your registered representative for further information about what your registered representative and the selling broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

National Life general agents, who may also be registered as principals with ESI, also receive compensation on Contracts sold through ESI registered representatives. National Life general agents may also receive fees from ESI relating to sales of the Contracts by broker-dealers other than ESI, where the selling registered representative has a relationship with such general agent’s National Life agency.

National Life may provide loans to unaffiliated broker-dealers, who in turn may provide loans to their registered representatives, to finance business development, and may then provide further loans or may forgive outstanding loans based on specified business criteria, including sales of the Contracts, and measures of business quality.

From time to time, in accordance with applicable law, we may offer specific sales incentives to selling broker-dealers. These incentives are not offered to all broker-dealers, and the terms of such incentives may vary among selling broker-dealers. The selling broker-dealers, on their own accord, may pass through some or all of these incentives to their registered representatives. These incentives may take the form of cash bonuses for reaching certain sales levels or for attaining a high ranking among registered representatives based on sales levels. These incentive programs may also include sales of National Life’s or their affiliates’ other products. To the extent, if any, that such bonuses are attributable to the sale of variable products, including the Contracts, such bonuses will be paid through the agent’s broker-dealer.

National Life, ESI and/or their affiliates may contribute amounts to various non-cash and cash compensation paid by ESI to its registered representatives, including (1) sponsoring educational programs, (2) contributing to sales contests and/or promotions in which participants receive prizes such as travel, merchandise, hardware and/or software; (3) paying for occasional meals, lodging and/or entertainment; (4) making cash reimbursements for payments in lieu of certain business expenses reimbursements; (5) making loans and forgiving such loans and/or (6) health and welfare benefit programs. Sales of the Contracts may help registered representatives qualify for certain of these non-cash and cash compensation items, which are subject to all applicable laws, including FINRA rules and the SEC’s Regulation Best Interest.

Commissions and other incentives or payments described above are not charged directly to Contract owners or to the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

The Deutsche (with exception of the Small Cap Index Fund), Franklin Templeton (with exception of the Global Discovery Securities Fund and the U.S. Government Fund), Invesco Oppenheimer, T. Rowe Price (with exception of the Moderate Allocation Fund),and the Small Cap Growth Portfolio of Neuberger Berman Advisers Management Trust offered in the Contracts, make payments to ESI under their 12b-1 plans in consideration of services provided by ESI in selling or servicing shares of these Funds. In each case these payments amount to 0.25% of Variable Account assets invested in the particular fund. Fidelity’s Money Market Portfolio may make payments under its 12b-1 plan to ESI in consideration of services provided by ESI in selling or servicing shares of this Fund of up to 0.10% of Variable Account assets invested in the Funds.

See “Underwriters” in the Statement of Additional Information for more information about compensation paid for the sale of the Contracts.

LEGAL MATTERS

National Life is subject, in the ordinary course of business, to claims, litigation, arbitration proceedings, and governmental examinations. Although National Life is not aware of any actions, proceedings, or allegations that reasonably should give rise to a material adverse impact to National Life’s financial position or liquidity, the outcome of any particular matter cannot be foreseen with certainty.

National Life is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act and regulated as insurance under state law.

FINANCIAL STATEMENTS

The financial statements of National Life and the Variable Account are included in the Statement of Additional Information. The financial statements should be considered only as bearing on National Life’s general financial strength, claims paying ability and ability to meet its obligations under the Contracts. In addition to Fixed Account and Guaranteed Account allocations, general account assets are used to pay benefits that exceed your Contract Value under the Contract. National Life’s General Account assets principally consist of fixed-income securities, including corporate bonds, mortgage-backed/asset-backed securities, and mortgage loans on real estate. National Life also enters into equity derivative contracts (futures and options) to hedge exposures embedded in our equity indexed annuity products, and may enter into other types of derivatives transactions. All of National Life’s General Account assets are exposed to various investment risks. National Life’s financial statements include a further discussion of risks associated with General Account investments. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

STATEMENTS AND REPORTS

National Life will provide to Owners, at their last known address of record, any statements and reports required by applicable laws or regulations. Owners should therefore give National Life prompt notice of any address change. National Life will send a confirmation statement to Owners each time a transaction is made affecting the Owner’s Variable Account Contract Value, such as making additional Premium Payments, transfers, exchanges, or Withdrawals. Quarterly statements are also provided detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plans (such as a dollar cost averaging program) or salary reduction arrangement, the Owner may receive confirmation of such transactions in their quarterly statements. The Owner should review the information in these statements carefully. All errors or corrections must be reported to National Life immediately to assure proper crediting to the Owner’s Contract.

To eliminate duplicate mailings and reduce expenses, we may provide only one copy of the prospectus, prospectus supplements, annual and semi-annual reports, or any other required documents to your household, including the prospectuses or summary prospectuses for the Funds, even if more than one Owner lives there. If you would like an additional copy or if would like to continue to receive your own copy of any of these documents, you may call us toll-free at 1-800-732-8939 or write us at our Home Office.

OWNER INQUIRIES

Owner inquiries may be directed to National Life by writing to us at One National Life Drive, Montpelier, Vermont 05604, or calling 1-800-732-8939.

APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds currently available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://nationallife.onlineprospectus.net/NationalLife/ProductDocuments. You can also request this information at no cost by calling 1-800-732-8939.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower, if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Type/Investment Objectives	Portfolio and Adviser/Subadviser	Current Expenses (%)*	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Large Value Equity	AB VPS Relative Value Portfolio (Class A) Investment Adviser: AllianceBernstein L.P.	0.61%	12.03%	11.85%	9.32%
International Equity	AB VPS International Value Portfolio (Class A) Investment Adviser: AllianceBernstein L.P.	0.90%	15.15%	5.81%	2.09%
Small Mid Value Equity	AB VPS Discovery Value Portfolio (Class A) Investment Adviser: AllianceBernstein L.P.	0.81%	17.18%	10.78%	7.55%
Growth Equity	Alger Capital Appreciation Portfolio (Class 1-2) Investment Adviser: Fred Alger Management, LLC	0.95%	43.13%	15.43%	12.54%
Large Growth Equity	Alger Large Cap Growth Portfolio (Class 1-2) Investment Adviser: Fred Alger Management, LLC	0.84%	32.67%	14.14%	11.03%
Small Growth Equity	Alger Small Cap Growth Portfolio (Class 1-2) Investment Adviser: Fred Alger Management, LLC	1.02%	6.49%	7.96%	7.05%
Large Value Equity	American Century VP Disciplined Core Value Fund (Class 1) Investment Adviser: American Century Investment Management, Inc.	0.71%	8.65%	10.19%	8.19%
Fixed Income	American Century VP Inflation Protection Fund (Class 1) Investment Adviser: American Century Investment Management, Inc.	0.64%	3.60%	2.90%	2.16%

Type/Investment Objectives	Portfolio and Adviser/Subadviser	Current Expenses (%)*	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
International Equity	American Century VP International Fund (Class 1) Investment Adviser: American Century Investment Management, Inc.	0.98%	12.57%	8.29%	4.07%
Large Growth Equity	American Century VP Ultra Fund (Class 1) Investment Adviser: American Century Investment Management, Inc.	0.76%	43.51%	19.24%	14.64%
Mid Cap Value Equity	American Century VP Value Fund (Class 1) Investment Adviser: American Century Investment Management, Inc.	0.70%	9.10%	11.87%	8.53%
Large Cap Growth	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Initial Shares) Investment Adviser: BNY Mellon Investment Adviser, Inc.	0.67%	23.82%	15.13%	10.46%
Large Blend	BNY Mellon VIF Appreciation Portfolio (Initial Shares) Investment Adviser: BNY Mellon Investment Adviser, Inc. Subadviser: Fayez Sarofim & Co.	0.85%	20.97%	16.23%	11.09%
Aggressive Growth	BNY Mellon VIF Opportunistic Small Cap Portfolio (Initial Shares) Investment Adviser: BNY Mellon Investment Adviser, Inc.	0.82%	9.28%	9.15%	6.15%
Large Cap Value	DWS CROCI® U.S. VIP (Class B)** Investment Adviser: DWS Investment Management Americas, Inc. Subadviser: Deutsche Asset Management International GmbH (DeAMi)	1.00%	20.37%	8.26%	4.74%
Below Investment Grade Bond	Fidelity VIP High Income Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company (FMR) Subadviser: FMR Co., Inc. (FMRC) and other affiliates of FMR	0.67%	10.48%	3.87%	3.40%

Type/Investment Objectives	Portfolio and Adviser/Subadviser	Current Expenses (%)*	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Index Equity	Fidelity VIP Index 500 Portfolio II (Initial Class) Investment Adviser: Fidelity Management & Research Company (FMR) Subadviser: FMR Co., Inc. (FMRC) and other affiliates of FMR	0.10%	26.19%	15.56%	11.92%
Investment Grade Bond	Fidelity VIP Investment Grade Bond Portfolio II (Initial Class) Investment Adviser: Fidelity Management & Research Company (FMR) Subadviser: FMR Co., Inc. (FMRC) and other affiliates of FMR	0.40%	6.20%	1.97%	2.33%
Mid Cap Blend	Fidelity VIP Mid Cap Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company (FMR) Subadviser: FMR Co., Inc. (FMRC) and other affiliates of FMR	0.60%	15.08%	12.45%	8.12%
International Equity	Fidelity VIP Overseas Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company (FMR) Subadviser: FMR Co., Inc. (FMRC) and other affiliates of FMR	0.76%	20.55%	9.99%	4.91%
Government Bond	Franklin Templeton US Government VIP Fund (Class 1) Investment Adviser: Franklin Advisors, Inc.	0.52%	4.76%	0.47%	0.98%
Value Equity	Franklin Mutual Global Discovery Securities VIP Fund (Class 1) Investment Adviser: Franklin Mutual Advisors, LLC	0.89%	20.55%	10.43%	6.24%
Sector Equity	Franklin Templeton Global Real Estate VIP Fund (Class 2) Investment Adviser: Franklin Templeton Institutional	1.00%	11.66%	4.12%	4.03%
Small Cap Value	Franklin Templeton Small Cap Value VIP Fund (Class 2) Investment Adviser: Franklin Mutual Advisors	0.90%	12.75%	11.06%	7.04%

Type/Investment Objectives	Portfolio and Adviser/Subadviser	Current Expenses (%)*	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Small-Mid Cap Growth	Franklin Templeton Small-Midcap Growth VIP Fund (Class 2) Investment Adviser: Franklin Advisors, Inc.	1.07%	26.74%	13.51%	8.96%
Mid Cap Value	Franklin Mutual Shares VIP Fund (Class 2) Investment Adviser: Franklin Mutual Advisors, LLC	0.91%	13.46%	7.81%	5.43%
Foreign	Templeton Foreign VIP Fund (Class 2) Investment Adviser: Templeton Investment Counsel, LLC	1.03%	20.76%	5.27%	1.28%
Mid Cap Equity	Invesco V.I. Discovery Mid Cap Growth Fund Series I Investment Adviser: Invesco Advisers Inc.	0.87%	12.85%	12.47%	9.52%
Hybrid Equity and Debt	Invesco V.I. Conservative Balanced Fund Series II Investment Adviser: Invesco Advisers Inc.	0.92%	12.31%	6.66%	4.94%
Bond	Invesco V.I. Global Strategic Income Fund –Series II (Service Class) Investment Adviser: Invesco Advisers Inc.	1.17%	8.60%	1.04%	1.25%
Small Value Equity	Invesco V.I. Main Street Small Cap Fund Series II Investment Adviser: Invesco Advisers Inc.	1.13%	17.82%	12.79%	8.66%
Sector Equity	Invesco V.I. Technology Fund Series I Investment Adviser: Invesco Advisers Inc.	0.98%	46.94%	14.92%	12.24%
Growth	Invesco V.I. Health Care Fund Series I Investment Adviser: Invesco Advisers Inc.	0.97%	3.02%	8.75%	6.87%
Mid-Cap Growth Equity	Neuberger Berman AMT Mid-Cap Growth Portfolio (Initial Class) Investment Adviser: Neuberger Berman Investment Advisers LLC	0.93%	18.15%	12.07%	8.96%
Short-Term	Neuberger Berman AMT Short Duration Bond Portfolio (Initial Class) Investment Adviser: Neuberger Berman Investment Advisers LLC	0.85%	5.90%	1.65%	1.21%

Type/Investment Objectives	Portfolio and Adviser/Subadviser	Current Expenses (%)*	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Mid-Cap Growth Equity	Neuberger Berman AMT Mid-Cap Growth Portfolio (Class S) Investment Adviser: Neuberger Berman Investment Advisers LLC	1.10%	18.15%	12.07%	8.96%
Mid Large Value Equity Sustainable	Neuberger Berman AMT Sustainable Equity Portfolio (Initial Class) Investment Adviser: Neuberger Berman Investment Advisers LLC	0.91%	26.90%	13.97%	9.99%
Large Growth	T. Rowe Price Blue Chip Growth Portfolio (Class II) Investment Adviser: T. Rowe Price Associates, Inc.	1.00%	48.96%	13.22%	12.03%
Large Value	T. Rowe Price Equity Income Portfolio (Class II) Investment Adviser: T. Rowe Price Associates, Inc.	0.99%	9.31%	10.92%	7.57%
Sector Equity	T. Rowe Price Health Sciences Portfolio (Class II) Investment Adviser: T. Rowe Price Associates, Inc.	1.19%	2.68%	10.96%	11.03%
Blend	T. Rowe Price Moderate Allocation Portfolio (Class I) Investment Adviser: T. Rowe Price Associates, Inc.	0.71%	15.35%	7.31%	5.91%
Hybrid Equity and Debt	Touchstone TVST Balanced Fund (Class I) Investment Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.79%	18.61%	11.29%	7.80%
Investment- Grade Bond	Touchstone TVST Bond Fund (Class I) Investment Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.61%	6.07%	1.82%	1.43%
Large Blend Equity	Touchstone TVST Common Stock Fund (Class I) Investment Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.73%	26.66%	16.22%	11.29%

Type/Investment Objectives	Portfolio and Adviser/Subadviser	Current Expenses (%)*	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Small Growth Equity	Touchstone TVST Small Company (Class I) Investment Adviser: Touchstone Advisors, Inc. Subadviser: Fort Washington Investment Advisors, Inc.	0.76%	16.60%	12.29%	9.49%
Global Sector Equity	Van Eck VIP Global Resources Fund (Initial Class) Investment Adviser: Van Eck Associates Corporation	1.12%	-3.58%	10.61%	-1.01%
Foreign Equity	Van Eck VIP Emerging Markets Fund (Initial Class) Investment Adviser: Van Eck Associates Corporation	1.28%	9.77%	2.30%	1.05%
Emerging Markets	VanEck VIP Emerging Markets Bond Fund (Initial Class) Investment Adviser: Van Eck Associates Corporation	1.11%	11.40%	4.06%	1.97%
Capital Appreciation	Allspring VT Discovery SMID Cap Growth Fund (Class 2) Investment Adviser: Allspring Funds Management, LLC	1.15%	20.14%	9.90%	7.43%
Capital Appreciation	Allspring VT Opportunity Fund (Class 2) Investment Adviser: Allspring Funds Management, LLC	1.00%	26.50%	14.74%	10.32%

*Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2024, and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Funds for the year ended December 31, 2023, reflect temporary fee reductions under such an arrangement.

** The fund is scheduled to liquidate on or about June 17, 2024.

*** Formerly known as the Allspring VT Discovery Fund.

National Life Insurance Company

1 National Life Drive

Montpelier, VT  05604

1-800-732-8939

www.nationallife.com

The Statement of Additional Information (“SAI”) includes additional information about the Variable Account. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is available without charge, upon request. You can obtain the SAI by writing to us at the above address, or by calling 1-800-732-8939.

The SEC maintains a website (www.sec.gov) that contains the registration statement, including the SAI, and other information filed electronically by National Life concerning the Contract and the Variable Account. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: C000030849

NATIONAL LIFE INSURANCE COMPANY

NATIONAL VARIABLE ANNUITY ACCOUNT II

SENTINEL ADVANTAGE VARIABLE ANNUITY 5 CONTRACT

SENTINEL ADVANTAGE VARIABLE ANNUITY CONTRACT

OFFERED BY

NATIONAL LIFE INSURANCE COMPANY

One National Life Drive

Montpelier, Vermont 05604

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information contains additional information to the prospectuses for the Sentinel Advantage Variable Annuity 5 and Sentinel Advantage Variable Annuity Contracts (each referred to as a “Contract.” offered by National Life Insurance Company (“National Life”). The term “Contract” applies equally to the Sentinel Advantage Variable Annuity 5 and the Sentinel Advantage Variable Annuity unless otherwise indicated) both offered by National Life Insurance Company. The Contracts are no longer available for sale to new purchasers. You may obtain a copy of the applicable prospectus dated April 29, 2024 as supplemented from time to time, by calling 1-800-732-8939, by writing to National Life Insurance Company, at the address above or by accessing the SEC’s website at http://www.sec.gov.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the Contract.

Dated April 29, 2024

1

2

GENERAL INFORMATION AND HISTORY

National Life is domiciled in Vermont and authorized to transact life insurance and annuity business in all 50 states and the District of Columbia. National Life was originally chartered as a mutual life insurance company in 1848 under Vermont law. It is now a stock life insurance company, all of the outstanding stock of which is indirectly owned by National Life Holding Company, a mutual insurance holding company established under Vermont law on January 1, 1999. All policyholders of National Life, including all the Owners of the Contracts, are voting members of National Life Holding Company. National Life assumes all mortality and expense risks under the Contracts and its assets support the Contract’s benefits. Financial statements for National Life are attached to this Statement of Additional Information.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified number of reserves in order to meet all of the contractual obligations of our General Account. To meet our claims-paying obligations, we monitor reserves so that we hold enough to cover actual or expected claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion if the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

The Variable Account. National Life established the National Variable Annuity Account II (“Variable Account”) on November 1, 1996, under Vermont law. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act. Such registration does not involve supervision of the management of the Variable Account or National Life by the Securities and Exchange Commission (the “SEC”.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts are no longer available for sale to new purchasers. Previously, we offered the Contracts to the public on a continuous basis.

UNDERWRITERS

When the contracts were available for sale, Equity Services, Inc. (“ESI”) was responsible for distributing the Contracts pursuant to a distribution agreement with us. ESI serves as principal underwriter for the Contracts. ESI, a Vermont corporation and an affiliate of National Life, is located at One National Life Drive, Montpelier, Vermont 05604.

ESI also had selling agreements with other broker-dealers (“selling broker-dealers”) for sales of the Contracts through their registered representatives. Registered representatives must be licensed as insurance agents and appointed by us.

We pay commissions to ESI for sales of the Contracts. In addition, consistent with FINRA rules and SEC Regulation Best Interest, National Life, ESI and/or their affiliates may contribute amounts to various non-cash and cash incentives to be paid by ESI to its registered representatives or selling broker-dealers the amounts of which may be based in whole or in part on the sales of the Contracts, including: (1) contributing to educational programs; (2) sponsoring sales contests and/or promotions in which participants receive prizes such as travel, merchandise, hardware and/or software; (3) paying for occasional meals, lodging and/or entertainment; (4) making cash payments in lieu of business expense reimbursements; (5) making loans and forgiving such loans: and/or (6) health and welfare benefit programs. These incentives are not offered to all broker-dealers, and the terms of such incentives may vary among selling broker-dealers. There were no payments to other underwriters or dealers during last fiscal year.

3

Commissions paid on the Contract, as well as other incentives or payments, are not charged directly to the Contract Owners or the Variable Account. However, commissions and other sales expenses are reflected in the fees and charges a Contract Owner pays directly or indirectly.

ESI received underwriting commissions in connection with the Contracts in the following amounts during the periods indicated:

Fiscal Year	Aggregate Amount of Commissions Paid to ESI*	Aggregate Amount of Commissions Retained by ESI
2021	$203,806	$0
2022	$127,267	$0
2023	$26,139	$0

* Includes sales compensation paid to registered persons of ESI.

From time-to-time National Life, in conjunction with ESI, may conduct special sales programs.

LEGAL MATTERS

National Life is subject, in the ordinary course of business, to claims, litigation, arbitration proceedings, and governmental examinations. Although National Life is not aware of any actions, proceedings, or allegations that reasonably should give rise to a material adverse impact to National Life’s financial position or liquidity, the outcome of any particular matter cannot be foreseen with certainty.

FINANCIAL STATEMENTS

The financial statements of National Life and the Variable Account appear on the following pages. The financial statements of National Life should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon National Life’s general financial strength and claims paying ability, and its ability to meet its obligations under the Contracts. In addition to Fixed Account and General Account allocations, general account assets are used to guarantee the payment of certain benefits under the Contract. To the extent that National Life is required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from General Account assets. National Life’s General Account assets principally consist of fixed-income securities, including corporate bonds, mortgage-backed/asset-backed securities, and mortgage loans on real estate. National Life and its affiliates enter into equity derivative contracts (futures and options) to hedge exposures embedded in their equity indexed insurance products, and may enter into other types of derivatives transactions. All of National Life’s General Account investments are exposed to various investment risks. National Life’s financial statements include a further discussion of risks associated with General Account investments.

4

National Life Insurance Company

Financial Statements and Supplemental Schedules – Statutory-Basis

As of and for the Years Ended

December 31, 2023 and 2022

National Life Insurance Company

Financial Statements and Supplemental Schedules

Statutory-Basis

As of and for the Years Ended December 31, 2023 and 2022

Report of Independent Auditors

To the Board of Directors of National Life Insurance Company

Opinions

We have audited the accompanying statutory-basis financial statements of National Life Insurance Company (the “Company”), which comprise the statutory-basis statements of admitted assets, liabilities, capital and surplus as of December 31, 2023 and 2022, and the related statutory-basis statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the Vermont Department of Financial Regulation described in Note A.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors' Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note A to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Vermont Department of Financial Regulation, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note A and accounting principles generally accepted in the United States of America are material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Vermont Department of Financial Regulation. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Boston, Massachusetts 02210

T: (617) 530 5000, www.pwc.com/us

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors' Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors' report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedules of Selected Statutory-Basis Financial Data, Schedule of Reinsurance Disclosures, Summary Investment Schedules, and Investment Risk Interrogatories (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2023 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 17, 2024

National Life Insurance Company

Statements of Admitted Assets, Liabilities, Capital and Surplus – Statutory-Basis

	December 31,
	2023	2022

	(in thousands)
Admitted assets
Cash and invested assets:
Bonds	$6,479,482	$5,991,761
Preferred stocks	1,000	1,000
Common stocks	2,380,157	1,820,365
Mortgage loans	477,052	489,351
Real estate	49,742	51,855
Policy loans	482,298	462,813
Cash, cash equivalents and short-term investments	115,353	76,861
Derivatives	251,596	76,952
Surplus notes	92,838	93,072
Other invested assets	86,708	90,080
Total cash and invested assets	10,416,226	9,154,110

Deferred and uncollected premiums	41,424	41,221
Accrued investment income	80,074	74,065
Net deferred tax asset	83,851	86,740
Receivables from affiliates	3,299	17,495
Other admitted assets	338,305	329,529
Separate account assets	826,721	773,272
Total admitted assets	$11,789,900	$10,476,432

The accompanying notes are an integral part of these financial statements.

National Life Insurance Company

Statements of Admitted Assets, Liabilities, Capital and Surplus – Statutory-Basis (continued)

	December 31,
	2023	2022

	(in thousands)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$4,437,499	$3,736,607
Accident and health reserves	363,295	378,584
Liability for deposit-type contracts	225,166	235,052
Unpaid policy and contract claims	33,180	34,452
Policyholders’ dividends	8,809	8,421
Other policy and contract liabilities	854	999
Total policy and contract liabilities	5,068,803	4,394,115

Funds held under coinsurance	2,207,477	2,298,647
Employee and agent benefits	118,205	97,848
Minimum pension benefit obligation	14,131	18,771
Interest maintenance reserve	16,877	16,875
Asset valuation reserve	96,376	80,024
Payable to affiliates	28,197	19,691
Derivatives	135,095	39,862
Other liabilities	220,237	203,777
Separate account liabilities	825,824	772,523
Total liabilities	8,731,222	7,942,133

Capital and surplus:
Common stock, $1 par value 2,500,000 shares authorized, issued and outstanding	2,500	2,500
Additional paid-in surplus	511,616	511,616
Surplus notes	657,306	657,206
Special surplus funds	1,412	1,264
Unassigned surplus	1,885,844	1,361,713
Total capital and surplus	3,058,678	2,534,299
Total liabilities and capital and surplus	$11,789,900	$10,476,432

The accompanying notes are an integral part of these financial statements.

National Life Insurance Company

Statements of Operations – Statutory-Basis

	Year Ended December 31,
	2023	2022	2021

	(in thousands)
Premiums and other revenue:
Premiums and annuity considerations for life and accident and health contracts	$1,022,701	$706,675	$418,007
Considerations for supplementary contracts with life contingencies	1,017	226	1,348
Net investment income	345,658	180,358	328,124
Amortization of interest maintenance reserve	2,428	2,093	2,189
Other income	13,222	9,712	13,379
Total premiums and other revenue	1,385,026	899,064	763,047
Benefits paid or provided:
Death benefits	92,622	76,896	82,857
Annuity benefits	50,973	39,097	39,411
Surrender benefits and other fund withdrawals	187,813	146,804	130,604
Other benefits	37,114	29,261	32,974
Increase in policy reserves	685,603	453,426	229,823
Total benefits paid or provided	1,054,125	745,484	515,669
Insurance expenses:
Commissions	119,791	68,158	74,786
Funds withheld expense	90,780	93,735	120,035
General and administrative expenses	57,592	37,897	60,412
Insurance taxes, licenses and fees	11,786	11,102	12,672
Net transfers from separate accounts	(44,676)	(18,165)	(47,661)
Total insurance expenses	235,273	192,727	220,244
Gain (loss) from operations before dividends to policyholders, income taxes, and net realized capital losses	95,628	(39,147)	27,134
Dividends to policyholders	7,011	6,815	6,405
Gain (loss) from operations before income taxes and net realized capital losses	88,617	(45,962)	20,729
Federal income tax expense	(22,239)	(6,711)	(7,925)
Gain (loss) from operations before net realized capital losses	66,378	(52,673)	12,804
Net realized capital losses	(3,828)	(11,063)	(1,963)
Net income (loss)	$62,550	$(63,736)	$10,841

The accompanying notes are an integral part of these financial statements.

National Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory-Basis

	Common Stock	Paid-In Surplus	Unassigned Surplus	Surplus Notes and Special Surplus Funds	Total Capital and Surplus

	(in thousands)
Balances at January 1, 2021	$2,500	$511,616	$1,381,642	$671,072	$2,566,830
Net income	—	—	10,841	—	10,841
Change in unrealized, net of deferred tax effects	—	—	255,172	—	255,172
Change in asset valuation reserve	—	—	(13,414)	—	(13,414)
Change in minimum pension benefit obligation, net of deferred tax effects	—	—	2,022	—	2,022
Change in non-admitted assets	—	—	3,912	—	3,912
Change in deferred tax asset	—	—	71,688	—	71,688
Dividends to stockholders	—	—	(50,000)	—	(50,000)
Change in ceding commission	—	—	29,465	—	29,465
Other adjustments to surplus, net	—	—	(1,116)	3,445	2,329
Change in paid-in surplus	—	—	—	—	—
Balances at December 31, 2021	$2,500	$511,616	$1,690,212	$674,517	$2,878,845
Net loss	—	—	(63,736)	—	(63,736)
Change in unrealized, net of deferred tax effects	—	—	(173,863)	—	(173,863)
Change in asset valuation reserve	—	—	6,213	—	6,213
Change in minimum pension benefit obligation, net of deferred tax effects	—	—	6,946	—	6,946
Change in non-admitted assets	—	—	(21,907)	—	(21,907)
Change in deferred tax asset	—	—	(12,222)	—	(12,222)
Dividends to stockholders	—	—	(55,000)	—	(55,000)
Change in ceding commission	—	—	(26,586)	—	(26,586)
Other adjustments to surplus, net	—	—	11,656	(16,047)	(4,391)
Balances at December 31, 2022	$2,500	$511,616	$1,361,713	$658,470	$2,534,299
Net income	—	—	62,550	—	62,550
Change in unrealized, net of deferred tax effects	—	—	434,250	—	434,250
Change in asset valuation reserve	—	—	(16,352)	—	(16,352)
Change in minimum pension benefit obligation, net of deferred tax effects	—	—	3,665	—	3,665
Change in non-admitted assets	—	—	(29,110)	—	(29,110)
Change in deferred tax asset	—	—	129,609	—	129,609
Dividends to stockholders	—	—	(50,000)	—	(50,000)
Change in ceding commission	—	—	(10,477)	—	(10,477)
Other adjustments to surplus, net	—	—	(4)	248	244
Balances at December 31, 2023	$2,500	$511,616	$1,885,844	$658,718	$3,058,678

The accompanying notes are an integral part of these financial statements.

National Life Insurance Company

Statements of Cash Flows – Statutory-Basis

	Year Ended December 31,
	2023	2022	2021

	(in thousands)
Operating activities:
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$1,099,426	$576,739	$497,851
Net investment income received	284,650	240,520	333,977
Benefits paid	(610,451)	(545,615)	(525,585)
Net transfers from Separate Accounts	45,178	18,389	47,254
Insurance expenses paid	(186,859)	(100,697)	(121,983)
Dividends paid to policyholders	(26,117)	(29,135)	(33,897)
Federal income taxes (paid) recovered	(19,716)	(21,317)	10,053
Other income received, net of other expenses paid	11,862	19,182	(7,254)
Net cash provided by operating activities	597,973	158,066	200,416

Investment activities:
Proceeds from sales, maturities, or repayments of investments:
Bonds	339,985	298,784	574,022
Stocks	8,379	40,711	30,608
Mortgage loans	39,267	32,111	36,019
Real estate	—	—	1,221
Other invested assets	6,950	8,340	22,920
Miscellaneous proceeds	4,943	40	56
Total proceeds from sales, maturities, or repayments of investments	399,524	379,986	664,846
Cost of investments acquired:
Bonds	(824,681)	(289,863)	(844,867)
Stocks	(16,244)	(66,349)	(36,810)
Mortgage loans	(26,968)	(35,439)	(92,581)
Real estate	(1,184)	(1,947)	(4,471)
Other invested assets	(8,259)	(1,344)	(7,221)
Miscellaneous applications	(21,413)	(11,925)	(7,519)
Total cost of investments acquired	(898,749)	(406,867)	(993,469)
Net change in policy loans	(19,485)	(4,780)	17,709
Net cash used in investing activities	(518,710)	(31,661)	(310,914)

Financing and miscellaneous activities:
Other cash provided (applied):
Net deposits on deposit-type contract funds and other liabilities without life contingencies	(13,684)	(24,482)	16,322
Dividends to stockholders	(50,000)	(55,000)	(50,000)
Other cash (applied) provided	22,913	(19,492)	7,738
Net cash applied by financing and miscellaneous activities	(40,771)	(98,974)	(25,940)

Net increase (decrease) in cash, cash equivalents and short-term investments	38,492	27,431	(136,438)

Cash, cash equivalents and short-term investments:
Beginning of year	76,861	49,430	185,868
End of year	$115,353	$76,861	$49,430

The accompanying notes are an integral part of these financial statements.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

A. Significant Accounting Policies

Description of Business

National Life Insurance Company (“National Life”, “NLIC”, “the Company”) was chartered in Vermont in 1848. On January 1, 1999, the Company converted from a mutual to a stock life insurance company, as part of a reorganization into a mutual holding company structure. As a result, the Company is a wholly-owned, direct subsidiary of NLV Financial Corporation (“NLVF”), a Vermont stock holding company, which is a direct, wholly-owned subsidiary of National Life Holding Company (“NLHC”), a Vermont mutual insurance holding company. The Company owns 100% of the stock of Life Insurance Company of the Southwest (“LSW”). The Company, LSW and their affiliates operate as a unified organization under the trade name National Life Group. The Company is licensed in all 50 states and the District of Columbia. National Life Group’s principal product lines include traditional whole life, term life, fixed interest universal life, indexed universal life, variable universal life, variable annuities, fixed interest rate annuities and indexed annuities. National Life Group employs approximately 1,378 people, primarily concentrated in Montpelier, Vermont and Addison, Texas.

In connection with the reorganization into a mutual holding company structure, the Company established and began operating the Closed Block for the benefit of policyholders of the Company with participating policies in force at December 31, 1998, and includes traditional dividend-paying life insurance policies, certain participating term insurance policies, dividend-paying flexible premium annuities and other related liabilities. The Closed Block’s primary purpose is to give reasonable assurance to holders of policies in the Closed Block that assets will be available to provide for payment of policy benefits, including the continuation of dividends throughout the life of such policies based upon the 1998 dividend scale if the experience underlying such dividend scale (including portfolio interest rates) continues as it was in 1998, and for appropriate adjustment in such dividend scale if the experience changes. The Closed Block is expected to remain in effect until all policies within the Closed Block are no longer in force. Assets assigned to the Closed Block, together with projected future premiums and investment returns, are expected to be sufficient to pay all future Closed Block policy benefits, expenses and taxes. The Company remains liable for all contractual benefits and other specified expenses of the Closed Block.

On August 5, 2015, Catamount Reinsurance Company (“Catamount”) was formed as a subsidiary of the Company. Catamount is a special purpose financial insurance company domiciled and licensed in the state of Vermont. Catamount entered into a coinsurance with funds withheld agreement with the Company to reinsure its Closed Block policies; the agreement was effective July 1, 2015. During 2016, ownership of Catamount was transferred as a dividend from the Company to NLVF.

In 2016, Longhorn Reinsurance Company (“Longhorn”) was formed as a direct subsidiary of the Company. Longhorn commenced business on August 17, 2016 as a special purpose financial insurance company domiciled and licensed in the state of Vermont for the purpose of entering into reinsurance transactions with LSW. The Company made an initial capital contribution to Longhorn of $22 million, comprised of 5 million shares at $1 par value per share, and $17 million additional paid in capital. During 2019, ownership of Longhorn was transferred as a dividend from the Company to NLVF.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Vermont Department of Financial Regulation (the “Department”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

A. Significant Accounting Policies (continued)

The Department recognizes only statutory accounting practices prescribed or permitted by the State of Vermont for determining solvency under Vermont Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual – version effective January 1, 2001 (and as amended) (“NAIC SAP”), has been adopted as a component of prescribed or permitted practices by the Department. NAIC SAP consists of Statements of Statutory Accounting Principles (“SSAPs”) and other authoritative guidance. Although the Company had no such practices in effect as of December 31, 2023, the Commissioner has the right to permit specific practices that deviate from NAIC SAP.

There are significant differences between statutory accounting practices and U.S. GAAP. Under statutory accounting practices:

Investments: Investments in bonds are reported at amortized cost or fair value based on their NAIC designation. For U.S. GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost. The remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading, and as a separate component of shareholder’s equity for those designated as available-for-sale.

Investments in preferred stock are reported at cost, including brokerage and other related fees. Under U.S. GAAP, these investments are classified as equity securities and reported at fair value.

Investments in real estate are reported net of related obligations, if any, rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as required under U.S. GAAP and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under U.S. GAAP.

Amortization of investments in low income housing tax credits (“LIHTC”) is reported as a component of net investment income in the Statements of Operations. For U.S. GAAP reporting, LIHTC amortization is reported as a component of income tax expense.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under U.S. GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the fair value of the collateral. The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under U.S. GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates, and amortizes those deferrals over the remaining period to maturity. That net deferral is reported as the interest maintenance reserve (“IMR”) in the accompanying Statements of Admitted Assets, Liabilities, Capital and Surplus. Realized gains and losses are reported in income, net of federal income tax and transfers to the interest maintenance reserve. Under U.S. GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

A. Significant Accounting Policies (continued)

The asset valuation reserve (“AVR”) provides a valuation allowance for invested assets. The asset valuation reserve is determined by an NAIC-prescribed formula with changes reflected directly in unassigned surplus. The AVR is not recognized under U.S. GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under U.S. GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and annuity products, to the extent recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Surplus Notes: Notes issued are recorded as a component of capital and surplus, whereas under U.S. GAAP, surplus notes are recorded as debt. Under NAIC SAP, surplus note interest is not recorded as a liability or an expense until approval for payment of such interest has been granted by the Commissioner, whereas, under U.S. GAAP, the interest is accrued throughout the year.

Investment in Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the operations of the Company as would be required under U.S. GAAP, but are included in Common stocks at the statutory carrying value.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, principally certain fixed asset balances, a portion of the Company’s deferred tax asset balance, and other assets not specifically identified as admitted assets within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying Statements of Admitted Assets, Liabilities, Capital and Surplus, and are charged directly to unassigned surplus. The concept of nonadmitted assets is not recognized under U.S. GAAP.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and are credited directly to an appropriate policy reserve account without recognizing premium income. Under U.S. GAAP, premiums received in excess of policy charges would not be recognized as premium revenue, and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under U.S. GAAP.

Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under U.S. GAAP. Commissions paid by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under U.S. GAAP.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

A. Significant Accounting Policies (continued)

Deferred Income Taxes: Deferred income tax assets and liabilities are cumulative temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Deferred income tax assets are subject to admissibility criteria which include the expected reversal of temporary timing differences, the Company’s level of capital and surplus, and any deferred income tax liabilities. Unrealized gains and losses are presented net of related changes in deferred taxes. The net change in other deferred taxes is recorded in adjustments to unassigned surplus. Deferred taxes do not include amounts for state taxes.

Under U.S. GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable. Also, state income taxes are included in the computation of deferred taxes.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as required under U.S. GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under U.S. GAAP, the corresponding caption of cash includes cash balances and investments with initial maturities of three months or less.

The following are supplemental disclosures for cash flow information from non-cash transactions:

	Year Ended December 31,
	2023	2022	2021

	(in thousands)
Capitalized interest	$771	$2,189	$2,456
Bond, stock and partnership exchange transactions, net.	(30)	—	595

National Life Insurance Company
Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

A. Significant Accounting Policies (continued)

A reconciliation of net income and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with U.S. GAAP is as follows:

	Net Income			Capital and Surplus
	Year Ended December 31,			Year Ended December 31,
	2023	2022	2021	2023	2022

	(in thousands)
Statutory-basis	$62,550	$(63,736)	$10,841	$3,058,678	$2,534,299
Add (deduct) adjustments:
Investments	344,358	226,322	535,661	1,649,001	1,546,519
Policy acquisition costs	27,643	21,111	20,583	347,076	319,410
Nonadmitted assets	—	—	—	187,438	158,328
Policyholder reserves	(174,657)	(4,115)	(94,478)	(2,548,673)	(2,540,027)
Policyholder dividends	(17,115)	3,351	(36,266)	(743)	(2,084)
Asset valuation reserve	—	—	—	96,376	80,024
Interest maintenance reserve	2	(3,009)	(1,332)	16,877	16,875
Income taxes	29,287	7,838	16,046	(82,082)	(98,402)
Other comprehensive income, net	—	—	—	251,776	327,727
Other, net	(16,499)	(25,585)	(26,186)	(42,711)	(31,707)
Interest, surplus notes	—	—	—	(10,210)	(9,902)
GAAP-basis	$255,569	$162,177	$424,869	$2,922,803	$2,301,060

Other significant accounting practices are as follows:

Investments

Bonds, preferred stocks, common stocks, and short-term investments are reported at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are carried at amortized cost, except for those with a NAIC designation of 6 or those classified as perpetual without call features. Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Perpetual bonds with call features are reported at amortized cost, while perpetual bonds without call features are reported at fair value. The discount or premium on bonds not backed by other loans is amortized using the constant yield method. Bonds that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Single class and multi-class mortgage-backed or asset-backed securities are generally valued at amortized cost. Such securities with a NAIC 6 designation are carried at the lower of amortized cost or fair value. Income recognition for such securities is determined using the constant yield method and estimated cash flows including anticipated prepayments. The retrospective adjustment method is used to value all such securities, except for interest-only securities or securities where the yield has become negative, which are valued using the prospective method.

Investments in preferred stock are reported at cost.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

A. Significant Accounting Policies (continued)

Common stocks of non-affiliates are reported at fair value as determined by the Securities Valuation Office of the NAIC, and the related unrealized capital gains (losses) are reported in unassigned surplus. For capital stock issued from the Federal Home Loan Bank, which is only redeemable at par value, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

Cash includes cash equivalents. Cash equivalents are short-term highly liquid investments with original maturities of three months or less, and are principally stated at amortized cost.

Short-term investments include investments with maturities of one year or less at the time of acquisition (except for cash equivalents classified as cash), and are principally stated at amortized cost.

Affiliated common stock is carried at the down-stream insurance subsidiary’s statutory capital and surplus less surplus notes and/or letter of credit issued. If the carrying value is negative, it is floored at zero in accordance with SSAP 97 Investments in Subsidiary, Controlled and Affiliated Entities, A Replacement of SSAP No. 88.

Mortgage loans are reported at unpaid principal balances, less allowance for impairments, if any. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. At that time, the mortgage loan is written down to the fair value of the underlying collateral, and a realized loss is recognized.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations, if any. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, less encumbrances and estimated costs to sell the property. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are valued and reported in a manner consistent with the hedged asset or liability. The Company’s futures and options contracts used to hedge obligations related to indexed products are carried at fair value, with changes in fair value and gains or losses upon expiration included in net investment income. Certain interest rate swaps that qualify as fair value hedges are carried on the same basis as the underlying hedged item. Derivative instruments that do not meet or no longer meet the criteria of a highly effective hedge, or for which the Company has chosen not to apply hedge accounting, are accounted for at fair value, with changes in fair value recorded as unrealized gains or losses.

The Company has ownership interests of more than 5% in several limited partnerships. The Company generally reports its interests in these limited partnerships using the equity method. For investments in limited partnerships where the Company has less than a minor ownership interest (i.e. – less than 3%), the Company generally carries these interests based on the Company’s share of the underlying U.S. GAAP equity of the investee. For investments in limited partnerships where the Company has an ownership interest in a limited partnership representing more than 3%, but less than 5%, the Company considers several qualitative factors (i.e. – the Company’s representation on the limited partnership’s board of directors, the Company’s influence over decision-making, etc.) in order to determine if the equity method should be applied to the investment.

Realized capital gains and losses are determined using the specific identification basis. Changes in the carrying amounts of investments are credited or charged directly to unassigned surplus.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

A. Significant Accounting Policies (continued)

Recognition and Presentation of Other-Than-Temporary Impairments

The evaluation of securities for impairment is a quantitative and qualitative process, which is subject to risks and uncertainties, and is intended to determine whether declines in fair value of investments should be recognized in current period earnings and whether the securities are other-than-temporarily impaired (“OTTI”). The risks and uncertainties include changes in general economic conditions, the issuer’s financial condition and/or future prospects, the effects of changes in interest rates or credit spreads, and the expected recovery period. The Company has a security monitoring process, overseen by investment and accounting professionals, that uses certain quantitative and qualitative characteristics to identify securities that could be potentially impaired. These identified securities are subjected to an enhanced analysis to determine if the impairments are other-than-temporary.

The Company’s best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current delinquency rates, loan-to-value ratios, and the possibility of obligor re-financing. In addition, for securitized debt securities, the Company considers factors including, but not limited to, commercial and residential property value declines that vary by property type and location and average cumulative collateral loss rates that vary by vintage year. These assumptions require the use of significant management judgment, and include the probability of issuer default and estimates regarding timing and amount of expected recoveries, which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral, such as changes in the projections of the underlying property value estimates.

Estimating the underlying future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

Asset Valuation Reserve and Interest Maintenance Reserve

The AVR is designed to stabilize unassigned surplus from default losses on bonds, preferred stocks, mortgages, real estate, and other invested assets and from fluctuations in the value of common stocks. The AVR is calculated as prescribed by the NAIC.

The IMR defers interest rate related after-tax capital gains and losses on fixed income investments, and amortizes them into income over the remaining lives of the securities sold. The Company uses the seriatim method for the amortization of IMR.

Nonadmitted Assets

In accordance with regulatory requirements, certain assets, including certain deferred tax assets, prepaid expenses, furniture and equipment, and internally developed software, are excluded from the Statements of Admitted Assets, Liabilities, Capital and Surplus. The net change in these assets is included in the change in nonadmitted assets in the Statements of Changes in Capital and Surplus.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

A. Significant Accounting Policies (continued)

Federal Home Loan Bank Agreements

National Life is a member of the Federal Home Loan Bank (“FHLB”) of Boston which provides the Company with access to a secured asset-based borrowing capacity. It is part of the Company’s strategy to utilize this borrowing capacity for funding agreements and for backup liquidity. The Company has received advances from FHLB in connection with funding agreements, balances outstanding under funding agreements are included in the liability for deposit-type contracts. For more information, see Note J – FHLB Agreements.

Property and Equipment

Property and equipment is reported at depreciated cost. Assets are depreciated over their useful life using the straight line method of depreciation. Real property owned by the Company is primarily depreciated over 40 years with a half year convention, and renovations and semi-permanent fixtures depreciated over 20 years. Furniture and equipment is depreciated over seven years and five years, respectively. Electronic Data Processing (“EDP”) equipment is depreciated for a period not exceeding three years. Capitalized software is amortized over a period not exceeding five years.

The tables below reflect the balances of major classes of depreciable assets, accumulated depreciation, and depreciation expense:

	Depreciable	Accumulated	Depreciation
At December 31, 2023	Asset	Depreciation	Expense

	(in thousands)
EDP equipment	$31,926	$29,216	$245
Furniture	28,087	24,025	247
Software	287,649	230,258	3,593
Vehicles	443	272	8
Leasehold improvements	9,768	6,564	151
Property occupied by the Company	130,597	80,856	465
	$488,470	$371,191	$4,709

	Depreciable	Accumulated	Depreciation
At December 31, 2022	Asset	Depreciation	Expense

	(in thousands)
EDP equipment	$43,649	$41,564	$276
Furniture	29,899	24,816	300
Software	289,597	237,350	3,647
Vehicles	293	251	4
Leasehold improvements	9,651	5,488	159
Property occupied by the Company	129,413	77,558	475
	$502,502	$387,027	$4,861

Corporate Owned Life Insurance

The Company holds life insurance contracts on certain members of management and other key individuals. The total cash surrender value of these COLI contracts was $319.4 million and $311.4 million at December 31, 2023 and 2022, respectively, and is included in Other Admitted Assets on the Statements of Admitted Assets, Liabilities, Capital and Surplus. COLI income includes the net change in cash surrender value and any benefits received. COLI income was $10.4 million, $11.4 million, and $9.1 million in 2023, 2022, and 2021, respectively, and is included in Other Income.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

A. Significant Accounting Policies (continued)

Recognition of Insurance Income and Related Expenses

Annual premiums and related reserve increases on traditional life insurance policies are recorded at each policy anniversary. Premiums and related reserve increases on annuity contracts and universal life policies are recorded when premiums are collected. Premiums from disability income policies are recognized as revenue over the period to which the premiums relate. Commissions and other policy and contract costs are expensed as incurred. First-year policy and contract costs and required additions to policy and contract reserves generally exceed first-year premiums.

Benefit Reserves

Policy reserves for life and disability income contracts are developed using NAIC SAP. Actuarial factors used in determining life insurance reserves are based primarily on the 1941, 1958, 1980, 2001, and 2017 Commissioners’ Standard Ordinary (“CSO”) mortality tables. Methods used to calculate life reserves consist primarily of net level premium, Commissioners’ Reserve Valuation Method, and modified preliminary term, with valuation interest rates ranging from 2.0% to 6.0%. Policies issued January 1, 2020 and later use the Principle-Based Reserve methodology as outlined in the NAIC’s Valuation Manual, Chapter 20 (“VM-20”).

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

Extra premiums are charged for substandard lives in addition to the gross premium for a true age. For term and traditional whole life business, reserves are determined by computing mean reserves using standard mortality, then calculating a substandard extra reserve. Where the extra premium is a flat rate, the extra reserve is equal to one-half the flat extra premium charge for the year. For policies with a percentage extra rating, the extra reserve is defined as the difference between mean reserves calculated using standard valuation mortality and mean reserves calculated using valuation mortality adjusted by the percentage rating. For fixed, indexed, and variable universal life, reserves are determined using the percentage rating and/or flat extra mortality associated with the policy. A substandard extra reserve is not separately computed. Table ratings for all life insurance policies expire after 20 years or at age 65, whichever is later.

Reserves for individual annuities are determined principally using the Commissioners’ Annuity Reserve Valuation Method, based on A-1949, 1983, 2000, and 2012 annuity tables with valuation interest rates from 1.0% to 9.0%. Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated by using statistical claim development models. Active life disability income reserves are determined primarily using the Commissioners’ Disability 1964 table with the 1958 CSO mortality table and Commissioners’ Individual Disability Table A (“CIDA”) morbidity tables with the 1980 CSO mortality tables, 1985 CIDA table with 1980 CSO mortality tables and 2001 CSO mortality tables. Valuation interest rates for active life reserves range from 3.0% to 6.0%. Disability income reserves are based on expected experience at 4.5% interest, and exceed statutory minimum reserves. The Company anticipates investment income as a factor in the premium deficiency calculation. Tabular components of reserves are calculated in accordance with NAIC instructions and, as appropriate, have been compared to related contract rates for reasonableness. Variable annuity policies use the Principle-Based Reserve methodology as outlined in the NAIC’s Valuation Manual, Chapter 21 (“VM-21”).

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

A. Significant Accounting Policies (continued)

As of December 31, 2023, and 2022, the Company had $1.5 billion and $1.7 billion, respectively, of insurance in-force for which the gross premiums are less than the net premiums according to the standard valuation law adopted by the Department. At December 31, 2023 and 2022, reserves on the above in-force insurance totaled $24.3 million and $29.0 million, respectively, and are included in policy reserves.

Policy and Contract Claims

Unpaid claims on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31. The Company discounts its claim reserves for long-term disability using disability tables and discount rates approved by the Department. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for unpaid claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Dividends to Policyholders

All of the Company’s traditional life insurance and certain annuity policies are issued on a participating basis, while its universal life policies, most annuities, and disability income policies are issued on a non-participating basis. Term life insurance policies, while on a participating basis, currently receive no dividend. Liabilities for policyholders’ dividends primarily represent amounts estimated to be paid or credited in the subsequent year. The amount of policyholder dividends to be distributed is based upon a scale which seeks to reflect the relative contribution of each group of policies to the Company’s overall operating results. The dividend scale is approved annually by the Company’s Board of Directors.

Separate Accounts

Separate account assets represent segregated funds held for the benefit of certain variable annuity and variable life policyholders and the Company’s pension plans. Separate account liabilities represent the policyholders’ share of separate account assets. The Company also participates in certain separate accounts. Policy values funded by separate accounts reflect the actual investment performance of the respective accounts, and are generally not guaranteed. Investments held in the separate accounts are primarily mutual funds, bonds, and partnerships, and are carried at fair value.

As of December 31, 2023, and 2022, the Company had approximately $0.4 million of reserves for minimum death benefit guarantees on variable annuities and variable universal life.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

A. Significant Accounting Policies (continued)

These benefits include a provision that allows withdrawals by policyholders to adjust the death benefit guarantee on a “dollar for dollar” basis, which increases the risk profile of this benefit. Partial withdrawals from policies issued after November 1, 2003 will use the pro-rata method subject to state approval. Policyholder partial withdrawals to date have not been significant. The Company assumes no partial withdrawals in its calculation of minimum death benefit guarantee reserves, but does include partial withdrawals in asset adequacy testing.

Subsequent Events

The Company has evaluated subsequent events through April 17, 2024, the date that these financial statements were available to be issued. Based on this evaluation, no events have occurred subsequent to December 31, 2023 that require disclosure or adjustment to the financial statements at the date or for the year then ended.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of admitted assets, liabilities, income, and expenses, and related disclosures in the notes to financial statements. Actual results could differ from estimates.

B. Fair Value

Fair Value Definition and Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. SSAP No. 100 Fair Value Measurements requires consideration of three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. Entities are required to determine the most appropriate valuation technique to use given what is being measured and the availability of sufficient inputs. The guidance prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company has categorized its assets and liabilities into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The Company categorizes financial assets and liabilities recorded at fair value on the December 31, 2023 balance sheet as follows:

•	Level 1 - Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 inputs include U.S. Treasuries, and common stocks listed in active markets and futures listed in derivative markets. Separate accounts classified within this level principally include cash.

•	Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly through corroboration with observable market data (market-corroborated inputs). The types of assets and liabilities utilizing Level 2 inputs include bonds and derivatives. Separate account assets classified as Level 2 are primarily bonds.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

B. Fair Value (continued)

•	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Level 3 assets include FHLB common stock.

Valuation Techniques

Bonds - Bonds are stated at amortized cost with the exception of those bonds that have a NAIC 6 designation are classified as perpetual without call features or have been impaired. Bonds carried at fair value are valued using cash flow models based on appropriate observable inputs such as market quotes, yield curves, interest rates, and spreads. Those securities are generally categorized in Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, the securities are categorized as Level 3.

Common stock - Common stocks consist mainly of mutual funds that are traded daily and have a net asset value. These securities are not categorized in the fair value hierarchy. For FHLB common stock par value approximates fair value and are categorized as Level 3.

Short-term investments - Short-term investments consist of money market funds and are valued using NAV as a practical expedient.

Partnerships - Investments in limited partnerships do not have a readily determinable fair value, and as such, the Company values them at its pro-rata share of the limited partnership’s NAV, or its equivalent. Investments in limited partnerships are not categorized in the fair value hierarchy.

Derivative assets and liabilities - Derivative assets and liabilities include options, swaptions, and futures. Fair value of over the counter (“OTC”) derivative products is calculated using models such as the Black-Scholes option-pricing model, which uses pricing inputs as observed from actively quoted markets, and is widely accepted by the financial services industry. A substantial majority of the Company’s OTC derivative products use pricing models and are categorized as Level 2 of the fair value hierarchy.

Separate account assets - Separate account assets include assets supporting our variable products that primarily consist of investments in mutual funds which are carried at fair value utilizing NAV as a practical expedient. Separate account assets also include the assets of the Company’s separately funded pension plans, which are primarily comprised of bonds and generally categorized as Level 2.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

B. Fair Value (continued)

Presented below is the fair value of all assets and liabilities measured at fair value:

At December 31, 2023	Level 1	Level 2	Level 3	NAV	Total

	(in thousands)
Assets
Bonds	$—	$3,187	$—	$—	$3,187
Common stock	1,328	—	13,281	86,771	101,380
Cash, cash equivalents and short-term investments	6,040	—	—	109,313	115,353
Partnerships	—	—	—	79,160	79,160
Derivative assets	809	250,787	—	—	251,596
Total cash and investments	8,177	253,974	13,281	275,244	550,676
Separate account assets	3	290,084	—	536,634	826,721
Total assets	$8,180	$544,058	$13,281	$811,878	$1,377,397

Liabilities
Derivative liabilities	$—	$135,095	$—	$—	$135,095
Total liabilities	$—	$135,095	$—	$—	$135,095

At December 31, 2022	Level 1	Level 2	Level 3	NAV	Total

	(in thousands)
Assets
Bonds	$—	$3,303	$—	$—	$3,303
Common stock	1,260	—	13,860	65,620	80,740
Cash, cash equivalents and short-term investments	(8,383)	—	—	85,244	76,861
Partnerships	—	—	—	80,010	80,010
Derivative assets	262	76,690	—	—	76,952
Total cash and investments	(6,861)	79,993	13,860	230,874	317,866
Separate account assets	88	291,123	—	482,061	773,272
Total assets	$(6,773)	$371,116	$13,860	$712,935	$1,091,138

Liabilities
Derivative liabilities	$—	$39,862	$—	$—	$39,862
Total liabilities	$—	$39,862	$—	$—	$39,862

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

B. Fair Value (continued)

The tables below summarize the reconciliation of the beginning and ending balances and related changes for Level 3 assets and liabilities, for which significant unobservable inputs were used in determining each instrument’s fair value:

At December 31, 2023	Beginning Balance	Transfers Into Level 3	Transfers Out of Level 3	Net Investment Gains/Loss in Earnings (Realized and Unrealized)	Total Gains/Losses Included in Surplus	Purchases	Issuances	Sales	Settlement	Ending Balance

	(in thousands)
Assets
Common stock	$13,860	$—	$—	$(392)	$—	$—	$—	$(187)	$—	$13,281
Totals	$13,860	$—	$—	$(392)	$—	$—	$—	$(187)	$—	$13,281

At December 31, 2022	Beginning Balance	Transfers Into Level 3	Transfers Out of Level 3	Net Investment Gains/Loss in Earnings (Realized and Unrealized)	Total Gains/Losses Included in Surplus	Purchases	Issuances	Sales	Settlement	Ending Balance

	(in thousands)
Assets
Common stock	$9,460	$—	$—	$(667)	$—	$6,572	$—	$(1,505)	$—	$13,860
Totals	$9,460	$—	$—	$(667)	$—	$6,572	$—	$(1,505)	$—	$13,860

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

B. Fair Value (continued)

During 2023 and 2022, there were no transfers between fair value levels 1 and 2.

The tables below show the aggregate fair value for all of the Company’s financial instruments and their corresponding level within the fair value hierarchy. Since the SSAP No. 100 hierarchy only applies to items that are carried at fair value at the reporting date, the items in the previous tables are subsets of the amounts reported in the following tables.

Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	(Level 1)	(Level 2)	(Level 3)	NAV	Not Practicable (Carrying Value)

	(in thousands)
At December 31, 2023
Bonds	$5,905,897	$6,479,482	$250,907	$5,643,491	$11,499	$—	$—
Preferred stock	872	1,000	—	872	—	—	—
Unaffiliated common stock	101,380	101,380	1,328	—	13,281	86,771	—
Mortgage loans	436,414	477,052	—	—	436,414	—	—
Real estate	61,326	49,742	—	61,326	—	—	—
Cash, cash equivalents and short-term investments	115,353	115,353	6,040	—	—	109,313	—
Derivative asset	251,596	251,596	809	250,787	—	—	—
Surplus notes	94,834	92,838	—	94,834	—	—	—
Other invested assets	86,495	86,708	—	—	—	81,597	4,898
Separate account assets	826,734	826,721	4	290,084	—	536,646	—

Derivative liability	135,095	135,095	—	135,095	—	—	—

Type or Class of Financial Instrument	Carrying Value	Effective Interest Rate	Maturity Date	Explanation
Other invested assets - Low income housing tax credits	$4,898	N/A	N/A	A

A – It was not practicable to determine the fair value of these financial instruments as a quoted market price is not available.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

B. Fair Value (continued)

Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	(Level 1)	(Level 2)	(Level 3)	NAV	Not Practicable (Carrying Value)

	(in thousands)
At December 31, 2022
Bonds	$5,240,472	$5,991,761	$238,844	$4,983,122	$18,506	$—	$—
Preferred stock	868	1,000	—	868	—	—	—
Unaffiliated common stock	80,740	80,740	1,260	—	13,860	65,620	—
Mortgage loans	438,271	489,351	—	—	438,271	—	—
Real estate	45,686	51,855	—	45,686	—	—	—
Cash, cash equivalents and short-term investments	76,861	76,861	(8,383)	—	—	85,244	—
Derivative asset	76,952	76,952	262	76,690	—	—	—
Surplus notes	95,066	93,072	—	95,066	—	—	—
Other invested assets	89,951	90,080	—	—	—	82,447	7,504
Separate account assets	773,272	773,272	88	291,123	—	482,061	—

Derivative liability	39,862	39,862	—	39,862	—	—	—

Type or Class of Financial Instrument	Carrying Value	Effective Interest Rate	Maturity Date	Explanation
Other invested assets - Low income housing tax credits	$7,504	N/A	N/A	A

A - It was not practicable to determine the fair value of these financial instruments as a quoted market price is not available

The tables below show investments measured using the NAV as the practical expedient (in thousands):

Type of Financial Instrument	Carrying Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
At December 31, 2023
Common Stock	86,771	-	Not applicable	Not applicable
Cash, cash equivalents and short-term investments	109,313	-	Not applicable	Not applicable
Other invested assets	81,597	41,172	Not applicable	Not applicable
Separate account assets	536,646	4,660	Not applicable	Not applicable

Type of Financial Instrument	Carrying Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
At December 31, 2022
Common Stock	65,620	-	Not applicable	Not applicable
Cash, cash equivalents and short-term investments	85,244	-	Not applicable	Not applicable
Other invested assets	82,447	27,882	Not applicable	Not applicable
Separate account assets	482,061	5,996	Not applicable	Not applicable

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

C. Investments

The carrying value and the fair value of investments in bonds is summarized as follows:

		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
At December 31, 2023	Value	Gains	Losses	Value

	(in thousands)
Bonds:
U.S. government obligations	$267,596	$5	$16,694	$250,907
Government agencies, authorities and subdivisions	386,287	1,113	34,643	352,757
Corporate:
Asset backed securities	748,184	7,348	17,653	737,879
Communications	291,996	7,911	33,304	266,603
Consumer & retail	1,233,946	11,417	156,532	1,088,831
Financial institutions	801,557	16,482	93,325	724,714
Industrial and chemicals	551,259	12,488	50,153	513,594
REITS	91,598	288	6,364	85,522
Transportation	128,727	1,717	12,923	117,521
Utilities	739,034	11,761	119,104	631,691
Total corporate	4,586,301	69,412	489,358	4,166,355

Private placements	437,830	629	47,252	391,207
Mortgage-backed securities	801,468	5,523	62,320	744,671
Total bonds	$6,479,482	$76,682	$650,267	$5,905,897

		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
At December 31, 2022	Value	Gains	Losses	Value

	(in thousands)
Bonds:
U.S. government obligations	$258,219	$—	$19,375	$238,844
Government agencies, authorities and subdivisions	379,522	845	50,154	330,213
Corporate:
Asset backed securities	375,100	591	24,804	350,887
Communications	312,292	5,414	42,103	275,603
Consumer & retail	1,250,733	6,795	198,954	1,058,574
Financial institutions	804,135	14,769	116,017	702,887
Industrial and chemicals	584,611	8,679	69,438	523,852
REITS	100,333	36	8,866	91,503
Transportation	133,558	1,558	18,349	116,767
Utilities	741,095	7,298	142,217	606,176
Total corporate	4,301,857	45,140	620,748	3,726,249

Private placements	413,988	1,261	55,047	360,202
Mortgage-backed securities	638,175	3,785	56,996	584,964
Total bonds	$5,991,761	$51,031	$802,320	$5,240,472

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

C. Investments (continued)

A summary of the carrying value and fair value of the Company’s investments in bonds at December 31, 2023, by contractual maturity, is as follows:

	Carrying	Fair
	Value	Value

	(in thousands)
Years to Maturity:
One or less	$138,534	137,283
After one through five	709,639	703,621
After five through ten	1,085,623	1,074,774
After ten	3,744,218	3,245,548
Mortgage-backed securities	801,468	744,671
Total	$6,479,482	$5,905,897

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

The Company determines the cost of investments sold based on average cost. The proceeds and gross realized gains (losses) on bonds are shown below (in millions):

	2023	2022
Proceeds from sales of bonds	$80.6	$15.4
Gross realized gains on bonds	3.1	1.7
Gross realized losses on bonds	1.2	—

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

C. Investments (continued)

The gross unrealized gains and losses on, and the cost and fair value of, the Company’s investments in preferred and common stocks are summarized as follows:

		Gross	Gross
		Unrealized	Unrealized	Fair
At December 31, 2023	Cost	Gains	Losses	Value

	(in thousands)
Preferred stocks	$1,000	—	$128	$872
Unaffiliated common stocks	92,686	12,240	3,546	101,380
Total stocks	$93,686	$12,240	$3,674	$102,252

		Gross	Gross
		Unrealized	Unrealized	Fair
At December 31, 2022	Cost	Gains	Losses	Value

	(in thousands)
Preferred stocks	$1,000	—	$132	$868
Unaffiliated common stocks	84,510	1,433	5,203	80,740
Total stocks	$85,510	$1,433	$5,335	$81,608

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

C. Investments (continued)

The following table shows investment gross unrealized losses and fair value (after the effect of other-than-temporary impairments), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2023:

	Less Than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
At December 31, 2023	Value	Losses	Value	Losses	Value	Losses

	(in thousands)
Bonds:
U.S. government obligations	$1,768	$66	$248,450	$16,628	$250,218	$16,694
Government agencies, authorities and subdivisions	104,441	4,210	214,927	30,433	319,368	34,643
Corporate:
Asset-backed securities	28,810	61	250,724	17,592	279,534	17,653
Communications	16,021	1,699	132,593	31,605	148,614	33,304
Consumer & retail	48,336	6,413	850,475	150,119	898,811	156,532
Financial institutions	60,679	5,895	483,657	87,430	544,336	93,325
Industrial and chemicals	47,097	3,927	304,477	46,226	351,574	50,153
REITS	3,841	153	67,627	6,211	71,468	6,364
Transportation	12,308	3,067	82,633	9,856	94,941	12,923
Utilities	27,089	7,659	447,885	111,445	474,974	119,104
Total corporate	244,181	28,874	2,620,071	460,484	2,864,252	489,358

Private placements	1,744	8	308,163	47,244	309,907	47,252
Mortgage-backed securities	87,591	603	400,474	61,717	488,065	62,320
Total bonds	439,725	33,761	3,792,085	616,506	4,231,810	650,267

Preferred stocks	—	—	872	128	872	128
Common stocks	14,750	2,378	1,452	1,168	16,202	3,546
Total bonds and stocks	$454,475	$36,139	$3,794,409	$617,802	$4,248,884	$653,941

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

C. Investments (continued)

The following table shows investment gross unrealized losses and fair value (after the effect of other-than-temporary impairments), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2022:

	Less Than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
At December 31, 2022	Value	Losses	Value	Losses	Value	Losses

	(in thousands)
Bonds:
U.S. government obligations	$238,252	$19,336	$593	$39	$238,845	$19,375
Government agencies, authorities and subdivisions	297,696	44,969	10,838	5,185	308,534	50,154
Corporate:
Asset-backed securities	200,732	13,136	109,615	11,668	310,347	24,804
Communications	171,769	37,431	10,204	4,672	181,973	42,103
Consumer & retail	855,732	162,939	74,293	36,015	930,025	198,954
Financial institutions	515,069	98,686	43,930	17,331	558,999	116,017
Industrial and chemicals	380,217	61,650	19,668	7,788	399,885	69,438
REITS	87,400	8,218	923	648	88,323	8,866
Transportation	93,773	15,596	7,387	2,753	101,160	18,349
Utilities	357,774	84,470	122,929	57,747	480,703	142,217
Total corporate	2,662,466	482,126	388,949	138,622	3,051,415	620,748

Private placements	250,280	27,254	73,903	27,793	324,183	55,047
Mortgage-backed securities	458,822	53,488	8,731	3,508	467,553	56,996
Total bonds	3,907,516	627,173	483,014	175,147	4,390,530	802,320

Preferred stocks	868	132	—	—	868	132
Common stocks	54,508	5,087	150	116	54,658	5,203
Total bonds and stocks	$3,962,892	$632,392	$483,164	$175,263	$4,446,056	$807,655

Based on the Company’s analysis of market factors affecting the fair value of debt securities, as well as facts and circumstances surrounding the individual securities, the Company’s assessment around the probability of all contractual cash flows, and the Company’s ability and intent to hold the individual securities to maturity or recovery, the Company believes that the unrealized losses on these securities at December 31, 2023 and 2022 were temporary.

The Company does not intend to sell these securities nor are there any requirements to sell these securities. The Company will continue to monitor these holdings for any underlying deterioration in future quarters that would indicate that an individual security will not recover and will record OTTI as appropriate.

The Company has no loan-backed securities for which the present value of the cash flows expected to be collected are less than the amortized cost basis.

The Company recorded $2.1 million, $3.9 million, and $2.0 million of other-than-temporary impairments on bonds in 2023, 2022, and 2021, respectively. There were no impairments recognized on common stock and preferred stock in 2023, 2022, or 2021.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

C. Investments (continued)

Mortgage Loans and Real Estate

The distributions of mortgage loans and real estate at December 31 were as follows:

	2023	2022
Geographic Region
New England	4.8%	4.7%
Middle Atlantic	4.8%	4.9%
East North Central	9.1%	9.1%
West North Central	14.7%	18.8%
South Atlantic	1.9%	3.8%
East South Central	2.2%	2.2%
West South Central	10.5%	10.5%
Mountain	17.4%	15.0%
Pacific	34.6%	31.0%
Total	100.0%	100.0%

Property Type
Apartment	29.7%	28.5%
Retail	25.5%	27.3%
Office building	12.1%	14.3%
Industrial	29.1%	27.8%
Mixed use	3.6%	2.1%
Total	100.0%	100.0%

The Company applies a consistent and disciplined approach to evaluating and monitoring credit risk, and monitors credit quality on an ongoing basis. Quality ratings are based on internal evaluations of each loan’s specific characteristics considering a number of key inputs. The two most significant contributors to credit quality are debt service coverage and loan-to-value ratios. The debt service coverage ratio measures the amount of property cash flow available to meet annual interest and principal payments on debt. The loan-to-value ratio, commonly expressed as a percentage, compares the amount of the loan to the fair value of the underlying property collateralizing the loan.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

C. Investments (continued)

The following tables summarize the credit quality of the Company’s commercial mortgage loan portfolio based on loan-to-value (“LTV”) and debt service coverage ratios:

	Debt Service Coverage Ratios as of December 31, 2023
LTV Range	2.0x and greater	1.5x to 1.99x	1.25x to 1.499x	1.0x to 1.249x	Less than 1.0x	Total Carrying Value

	(in thousands)
< 50%	$85,016	$73,452	$8,146	$45,415	$—	$212,029
50% - 60%	27,883	36,965	—	4,616	—	69,464
60% - 70%	66,645	40,400	35,914	11,850	—	154,809
70% - 80%	—	9,647	—	10,800	—	20,447
80% - 90%	—	9,857	10,446	—	—	20,303
> 90%	—	—	—	—	—	—
Total	$179,544	$170,321	$54,506	$72,681	$—	$477,052

	Debt Service Coverage Ratios as of December 31, 2022
LTV Range	2.0x and greater	1.5x to 1.99x	1.25x to 1.499x	1.0x to 1.249x	Less than 1.0x	Total Carrying Value

	(in thousands)
< 50%	$96,107	$73,964	$15,891	$41,920	$—	$227,882
50% - 60%	57,800	50,937	25,330	33,106	—	167,173
60% - 70%	34,120	29,326	10,765	—	—	74,211
70% - 80%	10,000	10,085	—	—	—	20,085
80% - 90%	—	—	—	—	—	—
> 90%	—	—	—	—	—	—
Total	$198,027	$164,312	$51,986	$75,026	$—	$489,351

The distribution of the book value of mortgage loans, classified by scheduled year of contractual maturity as of December 31, 2023 and 2022, is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

	2023	2022
Due in 1 year or less	8.6%	2.1%
Due after 1 year through 3 years	20.3%	17.6%
Due after 3 years through 5 years	20.1%	30.7%
Due after 5 years through 10 years	39.4%	35.9%
Due after 10 years through 15 years	4.0%	6.1%
Due after 15 years	7.6%	7.6%
Total	100.0%	100.0%

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

C. Investments (continued)

During 2023, the Company originated mortgage loans of $22.7 million. The minimum and maximum lending rates for mortgage loans originated during 2023 were 8.30 % and 8.50%, respectively. The Company did not reduce the interest rate on any outstanding mortgage loan in 2023 or 2022. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money loans was 70%.

An age analysis of mortgage loans aggregated by type is as follows:

	2023		2022
	Commercial		Commercial
	All Other	Total	All Other	Total

(in thousands)
1. Recorded Investment (All)
(a) Current	$477,052	$477,052	$489,351	$489,351
(b) 30-59 Days Past Due	—	—	—	—
(c) 60-89 Days Past Due	—	—	—	—
(d) 90-179 Days Past Due	—	—	—	—
(e) 180+ Days Past Due	—	—	—	—
2. Accruing Interest 90-179 Days Past Due
(a) Recorded Investment	—	—	—	—
(b) Interest Accrued	—	—	—	—
3. Interest Reduced
(a) Recorded Investment	—	—	—	—
(b) Number of Loans	—	—	—	—
(c) Percent Reduced	—%	—%	—%	—

Taxes, assessments and any amounts advanced and not included in the mortgage loans total were zero as of December 31, 2023 and 2022

The Company had no investments in impaired loans as of December 31, 2023 and 2022.

Interest income on non-performing loans is generally recognized on a cash basis.

Additional disclosures regarding impaired loans are as follows:

	2023		2022
	Commercial All Other	Total	Commercial All Other	Total

(in thousands)
1. Average Recorded Investment	$—	$—	$—	$—
2. Interest Income Recognized	—	—	—	—
3. Recorded Investments on Nonaccrual Status	—	—	—	—
4. Amount of Interest Income Recognized Using a Cash-Basis Method of Accounting	—	—	—	—

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

C. Investments (continued)

The Company reviews loans for impairment based on several factors including, but not limited to, deteriorating market conditions, significant changes in debt coverage and loan-to-value ratios, and borrower specific credit issues. When the Company determines that, based on this current information and events, it is probable it will be unable to collect all amounts due according to the contractual terms, the Company measures an impairment based on the difference between the estimated fair market value of the underlying collateral less recovery costs and the recorded investment in the loan and records a valuation allowance for the impaired loan with a corresponding charge to unrealized gain or loss. The Company continues to accrue interest as due on these loans until such point it is deemed uncollectible. If there is a significant change in the estimated fair value of the collateral, then the valuation allowance is adjusted accordingly. If the impairment is deemed to be other than temporary in nature, a direct write-down of the loan is recognized as a realized loss. This new cost basis is not adjusted for subsequent change in the fair value of the underlying collateral. Loans that have been directly written down recognize interest income on a cash basis.

For loans classified as troubled debt restructuring, the Company may grant concessions related to the borrowers’ financial difficulties. Generally, these types of concessions include: 1) a modification to the payment terms in order for the borrower not to become delinquent on payments, 2) a refinance or extension of the maturity date at below current market terms, and/or 3) a reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the portfolio monitoring process, the Company may have recorded a specific valuation allowance prior to the quarter when the loan was modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly.

The Company had no recorded investments in restructured loans as of December 31, 2023 or December 31, 2022. The Company had no non-performing loans (delinquent more than 90 days) as of December 31, 2023 or December 31, 2022.

There were no sales of real estate in 2023 or 2022.

Low Income Housing Tax Credit Properties

The Company invested in LIHTC properties of $4.9 million and $7.5 million as of December 31, 2023 and 2022, respectively, which is less than 10% of total admitted assets. The Company accounts for these investments using the proportional amortized cost method. In 2023, 2022, and 2021, amortization of $2.5 million, $2.2 million, and $2.4 million was included in net investment income, respectively. The Company recognized $1.8 million in tax credits and $0.4 million of other tax benefits in 2023, and $1.8 million in tax credits and $0.4 million of other tax benefits in 2022. The remaining holding periods on these investments vary with the longest being 7 years, and the Company anticipates full absorption of all LIHTC. The required holding period is 15 years. The LIHTC properties are not subject to any regulatory reviews. The Company did not recognize any impairments or write-downs during 2023 on the LIHTC investments. The Company has no remaining commitments to be funded over the next year.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

C. Investments (continued)

Restricted Assets

The following table discloses the amount and nature of any assets pledged to others as collateral or otherwise restricted by the Company as of December 31, 2023 (in thousands):

	Gross Restricted
	Current Year								Percentage
	1	2	3	4	5	6	7	8	9	10
Restricted Asset Category	Total General Account (G/A)	G/A Supporting S/A Restricted Assets (a)	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity (b)	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$11,986	$—	$—	$—	$11,986	$12,172	$(186)	$11,986	0.08%	0.09%
On deposit with state	7,649	—	—	—	7,649	6,898	751	7,649	0.06%	0.06%
Pledged as collateral to FHLB (including assets backing funding agereements)	393,648	—	—	—	393,648	376,350	17,298	393,648	3.29%	3.34%
Pledged as collateral not captured in other categories	5,207	—	—	—	5,207	640	4,567	5,207	0.02%	0.02%
Other restricted assets	61,897	—	—	—	61,897	15,387	46,510	61,897	0.57%	0.58%
Total restricted assets	$480,387	$—	$—	$—	$480,387	$411,447	$68,940	$480,387	4.02%	4.09%

Below provides detail for those assets pledged as collateral not captured in other categories (in thousands):

	Gross Restricted
	Current Year								Percentage
	1	2	3	4	5	6	7	8	9	10
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Restricted Assets (a)	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity (b)	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Pledged assets for derivatives	$5,207	$—	$—	$—	$5,207	$640	$4,567	$5,207	0.04%	0.04%
Total	$5,207	$—	$—	$—	$5,207	$640	$4,567	$5,207	0.04%	0.04%

Below provides detail for assets categorized as other restricted assets (in thousands):

	Gross Restricted
	Current Year								Percentage
	1	2	3	4	5	6	7	8	9	10
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Restricted Assets (a)	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity (b)	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Cash collateral pledged for counterparties with derivative exposure	$61,897	$—	$—	$—	$61,897	$15,387	$46,510	$61,897	0.52%	0.53%
Total	$61,897	$—	$—	$—	$61,897	$15,387	$46,510	$61,897	0.52%	0.53%

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

C. Investments (continued)

Net Investment Income

Major categories of the Company’s net investment income are summarized as follows:

	Year Ended December 31,
	2023	2022	2021

	(in thousands)
Income
Bonds	$275,507	$255,957	$254,739
Preferred stocks	36	86	84
Common stocks, unaffiliated	2,452	1,424	3,024
Mortgage loans	21,220	19,574	18,576
Real estate (1)	12,369	12,034	10,493
Policy loans	24,036	23,679	23,905
Cash, cash equivalents and short-term investments	7,326	247	3
Other invested assets	10,434	14,496	35,203
Derivative instruments	64,347	(77,341)	49,422
Other	39	80	62
Total investment income	417,766	250,236	395,511
Expenses
Depreciation	5,785	5,448	5,578
Interest expense	44,370	45,198	44,145
Other	21,953	19,232	17,664
Total investment expenses	72,108	69,878	67,387
Net investment income	$345,658	$180,358	$328,124

(1) Includes amounts for the occupancy of company-owned property of $8,846, $8,623, and $7,048 in 2023, 2022, and 2021, respectively.

There was no nonadmitted accrued investment income at December 31, 2023 and 2022.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

C. Investments (continued)

Net Realized Gains and Losses

Realized capital gains and losses are reported net of federal income taxes and amounts transferred to the IMR as follows:

	Year Ended December 31,
	2023	2022	2021

	(in thousands)
Bonds and other debt securities
Gross gains	$3,394	$2,370	$7,698
Gross losses	(3,436)	(6,720)	(2,886)
Common stocks, unaffiliated
Gross gains	506	1,058	5,712
Gross losses	(195)	(6,549)	(275)
Partnerships
Gross gains	20	—	—
Gross losses	(402)	(1,259)	(7,534)
Other
Gross gains	783	—	797
Gross losses	(940)	—	(159)
Net realized capital (losses) gains	(270)	(11,100)	3,353
Amount transferred to IMR, net of tax	(2,430)	891	(755)
	(2,700)	(10,209)	2,598
Less federal income taxes on realized capital gains (losses) after effect of transfer to IMR	(1,128)	(854)	(4,561)
Net realized capital losses	$(3,828)	$(11,063)	$(1,963)

Loan-Backed Securities

Prepayment assumptions used in the calculation of the effective yield and valuation of loan-backed bonds and structured securities are based on available industry sources and information provided by lenders. The retrospective adjustment methodology is used for the valuation of securities held by the Company.

Joint Ventures, Partnerships and Limited Liability Companies

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets.

No impairments were recorded on non-public limited partnerships in 2023. The Company recorded $1.2 million and $6.8 million of impairments on non-public limited partnerships in 2022 and 2021, respectively. These limited partnerships have underlying characteristics of preferred and common stock. Fair values utilized in determining impairments were determined by the Company based on the limited partnerships’ operating results.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

C. Investments (continued)

Repurchase Agreements

The Company periodically enters into repurchase agreements on U.S. Treasury securities to enhance the yield of its bond portfolio. These transactions are accounted for as financings as the securities received at the end of the repurchase period are identical to the securities transferred. Any repurchase liability is included in other liabilities. There were no open transactions at December 31, 2023 or 2022.

Prepayment Penalty and Acceleration Fees

For securities sold, redeemed or otherwise disposed as a result of a callable feature (including make whole call provisions), below are the number of CUSIPs sold, disposed or otherwise redeemed and the aggregate amount of investment income generated as a result of a prepayment penalty and/or acceleration fee:

At December 31, 2023
General Account
Number of CUSIPs	2
Aggregate amount of investment income (in thousands)	$121,340

D. Nonadmitted Assets

The Company’s nonadmitted assets at December 31 are as follows:

	2023	2022

	(in thousands)
Net deferred tax asset	$45,271	$29,181
Furniture and equipment	7,437	9,287
Software applications	116,799	102,527
Prepaid expenses	11,284	13,672
Other	6,646	3,660
Total nonadmitted assets	$187,437	$158,327

E. Reinsurance

The Company reinsures certain risks assumed in the normal course of business. Effective in March 2018, for certain indexed universal life products, the Company may retain up to $4 million of risk on an individual life. For other individual life products sold on or after August 16, 2004, the Company generally retains no more than $2 million of risk on any person (excluding accidental death benefits and dividend additions). For individual life products sold after 2001 but prior to August 16, 2004, the Company generally retains no more than $1 million of risk on any person (excluding accidental death benefits and dividend additions). Reinsurance for life products is ceded under yearly renewable term, coinsurance, and modified coinsurance agreements with various reinsurers. Total premiums from direct business were $1.2 billion, $644.6 million, and $563.4 million in 2023, 2022, and 2021, respectively. Of those direct premiums, individual life premiums ceded were $132.3 million, $(72.2) million, and $134.5 million for the years ended December 31, 2023, 2022, and 2021, respectively, and are included as a reduction of premium and annuity considerations. Total individual life insurance ceded was $25.8 billion and $27.8 billion of the $65.1 billion and $61.8 billion in force at December 31, 2023 and 2022, respectively. The Company has assumed a small amount of yearly renewable term reinsurance from non-affiliated insurers.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

E. Reinsurance (continued)

At December 31, 2023 and 2022, neither the Company nor any of its representatives, officers, trustees, or directors had more than 10% ownership of or direct or indirect control over any non-affiliated reinsurers, and there were no policies reinsured outside the United States with companies owned or controlled by an affiliated entity. There were no unilaterally cancelable reinsurance agreements (for reasons other than for nonpayment of premium or other similar credits) in effect at December 31, 2023 and 2022. The Company’s largest reserve credit with a non-affiliate as of December 31, 2023 and 2022 was with Hannover Life Reinsurance Company of America for $263.0 million and $260.3 million, respectively.

No reinsurance agreements were in force at December 31, 2023 and 2022 which would likely result in a payment to the reinsurer in excess of the total direct premiums collected.

Effective July 1, 2015 the Company entered into a coinsurance with funds withheld agreement with Catamount domiciled under the laws of the state of Vermont.  The agreement is for Catamount to reinsure National Life’s Closed Block policies, which includes policies that were in force and had existing reserves established by the Company as of the effective date of the agreement. The following table illustrates the amounts the Company ceded under the reinsurance treaty:

	2023	2022

	(in thousands)
Insurance in-force	$3,366,381	$3,595,232
Premiums	43,190	45,417
Policy Reserves	2,243,842	2,354,307

Effective December 31, 2017, the Company entered into a reinsurance agreement with an unaffiliated reinsurer to cede reserves totaling $392.5 million, which included in-force term and guaranteed universal life business on a coinsurance basis and additional traditional life and universal life on a yearly renewable term basis. Effective October 1, 2021, the reinsurance agreement was amended to cede additional in-force term business on a coinsurance basis, with reserves totaling $9.9 million. Effective January 1, 2022, certain universal life business with reserves of $212.4 million were recaptured on a coinsurance basis and receded on a yearly renewable term basis. The recaptured balances were written off through the accounts in which they were originally recorded.

The following table illustrates the amounts the Company ceded under the reinsurance treaty:

	2023	2022

	(in thousands)
Insurance in-force	$9,457,126	$10,558,779
Premiums	32,351	(172,859)
Policy Reserves	262,567	259,839

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

E. Reinsurance (continued)

In 2023, 2022, and 2021, there were no reinsurance assumption changes to life insurance and annuity products.

The Company would be liable with respect to any ceded insurance should any reinsurer be unable to meet its assumed obligations.

The Company’s reinsurance treaties meet risk transfer criteria to qualify for reinsurance accounting treatment as prescribed by the Department.

F. Federal Income Taxes

The components of the net deferred tax asset (“DTA”)/ (liability) at December 31 are as follows:

	2023			2022
	Ordinary	Capital	Total	Ordinary	Capital	Total

	(in thousands)
Gross deferred tax assets	$179,276	$6,627	$185,903	$176,601	$7,251	$183,852
Valuation allowance	—	—	—	—	—	—
Adjusted gross deferred tax assets	179,276	6,627	185,903	176,601	7,251	183,852
Nonadmitted deferred tax asset	(45,271)	—	(45,271)	(29,181)	—	(29,181)
Net deferred tax asset	134,005	6,627	140,632	147,420	7,251	154,671

Gross deferred tax liabilities	(49,596)	(7,185)	(56,781)	(59,346)	(8,585)	(67,931)
Net admitted deferred tax asset	$84,409	$(558)	$83,851	$88,074	$(1,334)	$86,740

	Change
	Ordinary	Capital	Total

	(in thousands)
Gross deferred tax assets	$2,675	$(624)	$2,051
Valuation allowance	—	—	—
Adjusted gross deferred tax assets	2,675	(624)	2,051
Nonadmitted deferred tax asset	(16,090)	—	(16,090)
Net deferred tax asset/ (liability)	(13,415)	(624)	(14,039)
Gross deferred tax liabilities	9,750	1,400	11,150
Net admitted deferred tax asset/ (liability)	$(3,665)	$776	$(2,889)

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

F. Federal Income Taxes (continued)

The admission calculation components at December 31 are as follows:

	2023			2022
	Ordinary	Capital	Total	Ordinary	Capital	Total

	(in thousands)
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from above) after application of the threshold limitation (the lesser of 1 and 2 below)	$82,022	$1,829	$83,851	$84,961	$1,779	$86,740
1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date	82,022	1,829	83,851	84,961	1,779	86,740
2. Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	445,818	N/A	N/A	366,821
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets) offset by gross deferred tax liabilities	51,983	4,799	56,782	62,459	5,472	67,931
Deferred tax assets admitted as the result of application of SSAP 101	$134,005	$6,628	$140,633	$147,420	$7,251	$154,671

	Change
	Ordinary	Capital	Total

	(in thousands)
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from above) after application of the threshold limitation (the lesser of 1 and 2 below)	$(2,939)	$50	$(2,889)
1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date	(2,939)	50	(2,889)
2. Adjusted gross deferred tax assets allowed per limitation threshold	N/A	N/A	78,997
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets) offset by gross deferred tax liabilities	(10,476)	(673)	(11,149)
Deferred tax assets admitted as the result of application of SSAP 101	$(13,415)	$(623)	$(14,038)

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

F. Federal Income Taxes (continued)

At December 31, 2023 and 2022, the following ratio percentages were used to determine recovery period and threshold limitation:

	2023	2022

	(dollars in thousands)
Ratio percentage	821%	758%
Total adjusted capital exDTA	$3,389,186	$2,810,265

At December 31, 2023 and 2022, tax planning strategies had the following impact on deferred tax assets:

	2023		2022
	Ordinary	Capital	Ordinary	Capital

	(in thousands)
Adjusted gross DTAs	$179,276	$6,627	$176,601	$7,251
Percentage of total gross deferred tax assets	—%	100%	—%	100%
Net admitted adjusted gross DTAs	$134,005	$6,627	$147,420	$7,251
Percentage of total net admitted deferred tax assets	—%	28%	—%	25%

	Change
	Ordinary	Capital

	(in thousands)
Adjusted gross DTAs	$2,675	$(624)
Percentage of total gross deferred tax assets	—%	—%
Net admitted adjusted gross DTAs	$(13,415)	$(624)
Percentage of total net admitted deferred tax assets	—%	3%

The Company’s tax-planning strategies do not include the use of reinsurance.

There are no unrecognized deferred tax liabilities pursuant to SSAP No. 101, Income Taxes at December 31, 2023.

Federal current income taxes incurred consists of the following major components:

	2023	2022	Change

	(in thousands)
Tax expense on operations	$24,080	$8,360	$15,720
Tax expense on realized capital gains/losses	1,127	854	273
Tax credits	(1,841)	(1,649)	(192)
Total current income benefit incurred	$23,366	$7,565	$15,801

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

F. Federal Income Taxes (continued)

The components of deferred tax assets and liabilities are as follows:

	2023	2022	Change

	(in thousands)
Deferred Tax Assets:
Ordinary
Reserves	$60,425	$60,198	$227
Deferred acquisition costs	51,560	49,674	1,886
Policyholder dividends	1,274	1,304	(30)
Fixed assets	26,090	23,481	2,609
Employee benefits	33,847	32,808	1,039
Tax credit carryforward	—	120	(120)
Other	6,080	9,016	(2,936)
Subtotal	179,276	176,601	2,675
Nonadmitted deferred tax assets	(45,271)	(29,181)	(16,090)
Admitted ordinary deferred tax assets	134,005	147,420	(13,415)
Capital
Capital invested assets	6,627	7,251	(624)
Nonadmitted deferred tax assets	—	—	—
Admitted capital deferred tax assets	6,627	7,251	(624)
Total admitted deferred tax assets	140,632	154,671	(14,039)

Deferred Tax Liabilities:
Ordinary
Ordinary invested assets	20,265	18,157	2,108
Fixed assets	2,760	11,482	(8,722)
Deferred and uncollected premiums	8,700	8,656	44
Reserves	5,403	8,147	(2,744)
Real estate	7,032	7,449	(417)
Other	5,436	5,455	(19)
Total deferred tax liabilities	49,596	59,346	(9,750)
Capital
Capital invested assets	7,185	8,585	(1,400)
Total deferred tax liabilities	56,781	67,931	(11,150)

Net admitted deferred tax asset (liability)	$83,851	$86,740	$(2,889)

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

F. Federal Income Taxes (continued)

The Company’s total provision for income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate of 21% to pretax income. The significant items causing this difference are as follows:

	2023	2022

	(in thousands)
Permanent Differences:
Pretax income computed at statutory rate	$18,553	$(11,983)
Amortization of IMR	(510)	(440)
Prior year taxes	(967)	(583)
Dividends received deduction	(426)	(400)
COLI	(2,232)	(2,706)
Intercompany management fee	(903)	(918)
Tax credits	(1,841)	(1,769)
Reinsurance gain (loss) in surplus	(2,200)	(5,583)
Other permanent differences	239	154
Total	$9,713	$(24,228)

Total current income taxes incurred	23,366	7,565
Adjusted (increase) decrease in net deferred taxes	(13,653)	(31,793)
Total	$9,713	$(24,228)

The Company recognizes income tax benefits and any related reserves in accordance with SSAP No. 5R, "Liabilities, Contingencies and Impairment of Assets", as modified by paragraph 3.a. of SSAP No. 101. Currently, the Company only files income tax returns in the United States.

The Company is no longer subject to US federal, state, and local income tax examinations by tax authorities for years prior to 2017. The Company's consolidated federal income tax return examination by the IRS for the 2017 through 2020 tax years has concluded with no impact to the Company's financial statements.

As of 2023, there are no unrecognized tax benefits for the Company. It is likely there will be no significant change in the amount of unrecognized tax benefits within the next twelve months.

The Company recognizes interest and penalties related to unrecognized tax benefits in tax expense. During the year ended December 31, 2023 and 2022, the Company recognized no interest and penalties. The Company had no amounts accrued for interest and penalties at December 31, 2023 and 2022

As of December 31, 2023, the Company has no operating loss carryforwards available.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

F. Federal Income Taxes (continued)

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

	Ordinary	Capital

	(in thousands)
2023	$—	$1,128
2022	—	4,934
2021	—	4,660

The Company’s federal income tax return is consolidated with the following entities: LSW, Catamount, Longhorn, NLHC, NLVF, NLG Capital, Inc., and Equity Services, Inc. The method of allocation for federal income tax expense between the companies is pursuant to a written agreement. Allocation is based upon separate return calculations with current benefit for net losses and tax credits to the extent utilized in the consolidated income tax return. Intercompany tax balances are settled quarterly.

The Inflation Reduction Act (“IRA”) was enacted on August 16, 2022. The IRA includes a new corporate alternative minimum tax (“CAMT”) that goes into effect for tax years beginning after 2022. Based on guidance issued through Notice 2023-64 on September 12, 2023, the Corporation falls under the applicable financial statement income threshold, and therefore is considered a nonapplicable reporting entity in 2023. A nonapplicable reporting entity does not reasonably expect to be subject to the CAMT for the current reporting period and is not required to recognize a payable for the CAMT or further assess the impact of the CAMT on current or deferred tax computations.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

G. Information Concerning Parent, Subsidiaries and Affiliates

During 2016, Longhorn Reinsurance Company was formed as a direct subsidiary of National Life. Longhorn commenced business on August 17, 2016 as a special purpose financial insurance company domiciled and licensed in the state of Vermont for the purpose of entering into reinsurance transactions with LSW. NLIC made an initial capital contribution to Longhorn of $22 million, comprised of 5 million shares at $1 par value per share, and $17 million additional paid in capital. NLIC procured a letter of credit (“LOC”) for the account of Longhorn, which will pay an ongoing procurement fee to NLIC for the LOC and agree to reimburse NLIC for any draw on the LOC. The LOC has a face amount of $25.0 million as of December 31, 2023. During 2019, ownership of Longhorn was transferred as a dividend from the Company to NLVF.

No capital contributions occurred in 2023 or 2022.

In 2023, National Life paid a $50 million cash dividend to NLVF. In 2022, National Life paid a $55 million cash dividend to NLVF.

The Company owns 100% of LSW, whose carrying value exceeds 10% of the admitted assets of the Company. NLIC carries LSW at statutory equity less surplus notes issued of $30 million in accordance with SSAP 97 Investments in Subsidiary, Controlled and Affiliated Entities. At December 31, 2023 and 2022, the statement value of LSW's assets and liabilities were $32.7 billion and $28.5 billion, and $8.7 billion and $7.9 billion, respectively. LSW's net income was $585.7 million for the year ended December 31, 2023.

All intercompany transactions are settled on a current basis. Amounts receivable or payable at December 31 generally represent year end cost allocations, reinsurance transactions, and income taxes and are included in the accompanying Statements of Admitted Assets, Liabilities, Capital and Surplus. The net payable to LSW was $25.7 million and $19.7 million as of December 31, 2023 and 2022

Pursuant to the Company’s expense sharing agreement with LSW, in which LSW will reimburse the Company for administrative and other general expenses associated with services provided by NLIC, the Company received reimbursement of $347.4 million and $329.7 million for the years ended December 31, 2023 and December 31, 2022, respectively.

No guarantees or undertakings on behalf of an affiliate resulting in a material contingent exposure of the Company’s assets or liabilities existed at December 31, 2023 and 2022.

The Company and several of its subsidiaries and affiliates share common facilities and employees. Expenses are periodically allocated according to specified reimbursement agreements. The Company had no agreements in place at December 31, 2023 or 2022 to potentially move non-admitted assets into the parent or other affiliates.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

H. Benefit Plans

The Company sponsored a frozen non-contributory qualified defined benefit plan that provided benefits to employees in the Career channel general agencies. The plan was amended effective January 1, 2004 to freeze plan benefits. No new participants were admitted to the plan after December 31, 2003, and there were no increases in benefits after December 31, 2003 for existing participants. This pension plan was separately funded. Plan assets were primarily mutual funds and bonds held in a Company separate account and funds invested in a group variable annuity contract held in the general account of National Life. None of the securities held in the Company’s separate account were issued by the Company. The plan was terminated effective July 31, 2022, and liquidated in 2023.

The Company sponsors other pension plans including a non-contributory defined benefit plan for National Life career general agents who met the eligibility requirements to enter the plan prior to January 1, 2005. These plans are non-qualified and are not separately funded.

The Company sponsors defined benefit postemployment plans that provide medical benefits to agency staff and agents. Medical coverage is contributory; with retiree contributions adjusted annually, and contain cost sharing features such as deductibles and copayments. The postemployment plans are not separately funded, and the Company, therefore, pays for plan benefits from operating cash flows. The costs of providing these benefits are recognized as they are earned.

The Company also sponsors various defined contribution and deferred compensation plans.The following tables show the plans' combined funded status at December 31:

	Pension Benefits			Other Benefits
	2023	2022	2021	2023	2022	2021

	(in thousands)
Change in benefit obligation:
Benefit obligation, beginning of year	$52,146	$66,518	$73,330	$454	$1,139	$1,277
Service cost	—	—	—	—	—	—
Interest cost	2,284	1,700	1,551	22	34	26
Plan participants' contributions	—	—	—	20	151	126
Actuarial gains	(76)	(9,713)	(1,486)	(102)	(568)	(37)
Benefits paid	(4,751)	(6,359)	(6,877)	(41)	(302)	(253)
Settlement	(12,296)	—	—	—	—	—
Benefit obligation, end of year	37,307	52,146	66,518	353	454	1,139
Change in plan assets:
Fair value of plan assets, beginning of year	12,418	16,005	17,148	—	—	—
Actual return on plan assets	—	(2,707)	(252)	—	—	—
Employer contributions	4,751	5,479	5,986	21	151	127
Plan participants' contributions	—	—	—	20	151	126
Benefits paid	(4,751)	(6,359)	(6,877)	(41)	(302)	(253)
Settlement	(12,418)	—	—	—	—	—
Fair value of plan assets, end of year	—	12,418	16,005	—	—	—
Funded status	$(37,307)	$(39,728)	$(50,513)	$(353)	$(454)	$(1,139)

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

H. Benefit Plans (continued)

	Pension Benefits			Other Benefits
	2023	2022	2021	2023	2022	2021

	(in thousands)
Amounts recognized in the balance sheets
Pension and other post-retirement benefit obligations liability	$22,219	$19,980	$22,514	$1,309	$1,444	$1,574
Minimum pension liability	15,088	19,748	27,999	(956)	(990)	(435)
Net amount recognized	37,307	39,728	$50,513	353	454	1,139
Pension and other post-retirement benefit obligations liability	(37,307)	(39,728)	$(50,513)	(353)	(454)	(1,139)
Amounts recognized in unassigned funds (surplus)
Net actuarial loss (gain)	15,088	19,748	27,999	(956)	(990)	(435)
Net amount recognized	$15,088	$19,748	$27,999	$(956)	$(990)	$(435)

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost at December 31 were as follows:

	Pension Benefits			Other Benefits
	2023	2022	2021	2023	2022	2021

	(in thousands)
Adjustments to Unassigned Funds (Surplus)
Items not yet recognized as a component of net periodic cost - prior year	$19,748	$27,999	$30,560	$(990)	$(435)	$(437)
Net transition asset or obligation recognized	(3,422)	—	—	—	—	—
Net (gain) or loss arising during the period	(76)	(6,318)	(446)	(102)	(568)	(37)
Net (gain) or loss recognized	(1,162)	(1,933)	(2,115)	136	13	39
Items not yet recognized as a component of net periodic cost - current year	$15,088	$19,748	$27,999	$(956)	$(990)	$(435)

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

H. Benefit Plans (continued)

The components of net periodic benefit cost are as follows:

	Pension Benefits			Other Benefits
	2023	2022	2021	2023	2022	2021

	(in thousands)
Components of Net Periodic Benefit Cost
Service cost	$—	$—	$—	$—	$—	$—
Interest cost	2,284	1,700	1,551	22	34	26
Expected return on plan assets	(306)	(689)	(787)	—	—	—
Amortization of unrecognized transition obligation or transition asset	3,601	—	—	—	—	—
Amortization of unrecognized gains and losses	1,229	1,933	2,115	(136)	(13)	(39)
Gain or loss recognized due to settlement	(3,703)	—	—	—	—	—
Net periodic benefit cost	$3,105	$2,944	$2,879	$(114)	$21	$(13)

The total accumulated benefit obligation for defined benefit pension plans were $37.3 million, $52.1 million, and $66.5 million at December 31, 2023, 2022 and 2021, respectively.

In 2023, 2022, and 2021, there was no admitted intangible pension asset.

	Pension Benefits			Other Benefits
	2023	2022	2021	2023	2022	2021
The actuarial assumptions used in determining the benefit obligation at the measurement date:
a. Discount rate	4.87%	5.15%	2.70%	4.85%	5.15%	2.70%
b. Rate of compensation increase	5.00%	5.00%	5.00%	N/A	N/A	N/A
Weighted-average assumptions used to determine net periodic pension cost:
a. Discount rate	5.15%	2.65%	2.20%	5.15%	2.65%	2.20%
b. Rate of compensation increase	5.00%	5.00%	5.00%	N/A	N/A	N/A
c. Expected long-term rate of return on plan assets	—%	4.45%	4.70%	N/A	N/A	N/A

In 2021, the health care cost trend rate (“HCCTR”) was 5.0%.  In 2022, health care cost trend rate (“HCCTR”) assumption was 6.50% and was expected to decrease incrementally to 4.50% by 2032. For 2023, the HCCTR assumption is 6.50% and is expected to decrease incrementally to 4.50% in 2033.

The Company uses the straight-line method of amortization for prior service cost and unrecognized gains and losses.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

H. Benefit Plans (continued)

Plan assets are invested as follows:

	December 31,
	2023	2022
Plan Asset Category
Fixed Income	—%	99%
Group annuity contract and other	100%	1%
Total	100%	100%

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

H. Benefit Plans (continued)

The concentrations of credit risk associated with the plan assets are shown in the table below:

		2023	2022

		(in thousands)
Fixed income	Aerospace/Defense	—	71
	Airlines	—	20
	Automotive	—	438
	Banking	—	397
	Cable	—	173
	Chemicals	—	174
	Food and Beverage	—	800
	Government agency	—	117
	Health Care	—	955
	Housing	—	1,021
	Insurance - Health	—	124
	Insurance - Property and Casualty	—	54
	Insurance - Life	—	171
	Independent	—	96
	Integrated	—	159
	Local authorities	—	523
	Manufacturing	—	420
	Media	—	265
	Metals/Mining	—	325
	Midstream	—	223
	Pharmaceuticals	—	1,377
	Railroads	—	87
	Real Estate Investment Trusts	—	1
	Retailers	—	605
	Technology	—	246
	Transportation	—	185
	Utilities	—	492
	Wireless	—	247
	Wirelines	—	190
	Total fixed income	—	9,956
Short Term Investments		—	2,257
Group annuity		57	113
	Total investments (1)	$57	$12,326

(1)	The difference to total plan assets of $57 in 2023 and $12,326 in 2022 shown in the changes in plan assets are accruals for income and liabilities.

The valuation techniques used for the plan assets are:

Corporates - Corporate bonds are valued using cash flow models based on appropriate observable inputs such as market quotes, yield curves, interest rates, and spreads. Corporate bonds are categorized as Level 2 in the fair value hierarchy. Bond mutual funds that are traded daily and have a readily determinable net asset value are not categorized in the fair value hierarchy.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

H. Benefit Plans (continued)

Group annuity - This category consists of an investment in a National Life group variable annuity contract. The contract is carried at amortized cost, which approximates fair value. These assets are categorized in Level 2 of the hierarchy.

The valuation of plan assets for 2023 and 2022 are as follows:

2023 Fair Value	Level 1	Level 2	Level 3	NAV	Total

	(in thousands)
Assets
Group annuity	—	57	—	—	57
Total plan assets	$—	$57	$—	$—	$57

2022 Fair Value	Level 1	Level 2	Level 3	NAV	Total

	(in thousands)
Assets
Corporates	$—	$9,956	$—	$—	$9,956
Short Term Investments	—	—	—	2,257	2,257
Group annuity	—	113	—	—	113
Total plan assets	$—	$10,069	$—	$2,257	$12,326

During 2023 and 2022, there were no transfers between fair value Levels 1 and 2.

Projected benefit payments for defined benefit obligations for each of the five years following December 31, 2023, and in aggregate for the five years thereafter is as follows:

	Pension	Other Benefit	Total
Year	Payments	Payments	Payments

	(in thousands)
2024	$4,520	$48	$4,568
2025	4,319	44	4,363
2026	4,088	41	4,129
2027	3,798	38	3,836
2028	3,648	36	3,684
2029-2033	14,010	140	14,150

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

H. Benefit Plans (continued)

The Company participates in a 401(k) plan for its employees. Employees earning less than a specified amount and hired prior to January 1, 2021 receive a 75% match on up to 6% of an employee’s salary, subject to applicable maximum contribution guidelines. Employees earning more than a specified amount will receive a 50% match on up to 6% of an employee’s salary, subject to applicable maximum contribution guidelines. Employees hired on or after January 1, 2021 will receive a 100% match up to 6% of an employee’s salary, subject to maximum contribution guidelines. Additional employee voluntary contributions may be made to the plans subject to contribution guidelines. Vesting and withdrawal privilege schedules are attached to the Company's matching contributions. Plan assets invested in the mutual funds are outside the Company and, as such, are excluded from the Company's assets and liabilities. The Company’s contribution to the 401(k) plans for its employees was $0.6 million, $0.5 million and $0.5 million for the years ended December 31, 2023, 2022, and 2021, respectively.

The Company also provides a 401(k) plan for its regular full-time agents. The Company makes an annual contribution equal to 6.1% of an agent’s compensation up to the Social Security taxable wage base plus 7.5% of the agent’s compensation in excess of the Social Security taxable wage base. In addition, the agent may elect to defer a portion of the agent’s compensation, up to the legal limit on elective deferrals, and have that amount contributed to the plan. Total annual contributions cannot exceed certain limits which vary based on total agent compensation. The Company’s match on the agents’ 401(k) plan was $1.2 million, $1.3 million, and $1.0 million for the years ended December 31, 2023, 2022, and 2021, respectively.

For all of the Company’s defined contribution plans, accumulated funds may be invested by the employee in a group annuity contract issued by the Company or in mutual funds.

The Company participates in plans that are sponsored by its parent company, NLVF. The Company has no ongoing obligation in connection with these plans outside of contributing towards the annual cost for the Company’s employees who participate in these plans. The Company expense in connection with these plans was $4.0 million, $4.9 million, and $2.9 million for the years ended December 31, 2023, 2022 and 2021, respectively.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

I. Capital and Surplus, Shareholder Dividend Restrictions and Quasi-Reorganizations

In July 2018, the Company issued surplus notes with a principal balance of $350 million that mature in 2068. These surplus notes will accrue interest at a fixed rate of 5.25% until July 18, 2048, and thereafter at a floating rate equal to the Three-month USD LIBOR rate (or a substitute or successor base rate that is most comparable to such rate, to be determined pursuant to the terms of the notes) plus 3.314%. The surplus notes are redeemable by the Company on or after July 19, 2048. The notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended, and are administered by The Depository Trust Company. The interest on these notes is scheduled to be paid semiannually on January 19 and July 19 of each year. In April 2019, the Company issued an additional $128 million of the 2068 5.25% surplus notes. After including $22.1 million issued in a 2018 exchange transaction discussed below, a total of $500 million of 2068 5.25% surplus notes were issued. The Company paid interest of $26.3 million in 2023 and had $11.8 million of unapproved interest that was not accrued at December 31, 2023.

The Company has outstanding surplus notes with a principal balance of $168.0 million, bearing interest at 10.5% and a maturity date of September 15, 2039. These surplus notes were originally issued at $200 million in exchange for cash. The notes were issued pursuant to Rule 144A under the Securities Act of 1933, as amended, and are administered by The Depository Trust Company. The interest on these notes is scheduled to be paid semiannually on March 15 and September 15 of each year. The Company paid $17.6 million in 2023 and had $5.2 million of unapproved interest that was not accrued at December 31, 2023. Total principal and interest paid on the surplus note is $279.8 million.

All surplus notes are unsecured and subordinated in right of payment to all present and future indebtedness, policy claims and prior claims and rank pari passu with any future surplus notes, and any redemption payment may be made only with prior approval of the Commissioner, whose approval will only be granted if, in the judgment of the Commissioner, the financial condition warrants the making of such payments. The notes shall not be entitled to any sinking fund.

In July 2018, National Life also completed an exchange transaction, in which it issued an additional $22.1 million of the 5.25% surplus notes in exchange for its 10.5% surplus notes, originally issued in 2009, with a principal balance of $12.8 million. The discount at the time of the exchange, $9.3 million, will be recognized in interest expense over the life of the 5.25% surplus notes.

The Company has outstanding 2.5 million common stock $1 par shares. The shares are wholly-owned by its parent NLVF. At the time of issuance, the Company recorded $5.0 million of additional paid-in-capital. At December 31, 2023 and 2022, the Company had 2.5 million shares authorized and outstanding. All shares are Class A shares. No preferred stock has been issued.

NLHC, a stock holding company, currently owns all the outstanding shares of NLVF, which in turn currently owns all the outstanding shares of the Company. NLHC currently has no other significant assets, liabilities or operations other than that related to its ownership of NLVF’s outstanding stock. Similarly, NLVF currently has no significant assets or operations other than those related to investments funded by a 2002 dividend from the Company, issuance of $200.0 million in debt financing in 2003, issuance of an additional $75.0 million in debt financing in 2005, as the sponsor of certain employee related benefit plans, and its ownership of National Life’s outstanding stock. Under the terms of the mutual holding company reorganization described in Note A, NLHC must always hold a majority of the voting shares of NLVF.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

I. Capital and Surplus, Shareholder Dividend Restrictions and Quasi-Reorganizations (continued)

Policyowner surplus is restricted by required statutory surplus of $5.0 million in the state of VT, other state permanent surplus (guaranty fund) requirements of $500,000, and special surplus amounts required by the State of New York in connection with variable annuity business. Special surplus funds were $1.4 million and $1.3 million as of December 31, 2023 and 2022, respectively.

In 2023, National Life paid a $50 million cash dividend to NLVF. In 2022, National Life paid a $55 million cash dividend to NLVF.

No capital contributions occurred in 2023 or 2022.

As of December 31, 2023, the Company had securities of $7.6 million in insurance department special deposit accounts.

J. FHLB Agreements

The Company is a member of the Federal Home Loan Bank of Boston (“FHLB”), which provides National Life with access to a secured asset-based borrowing capacity. It is part of the Company's strategy to utilize this borrowing capacity for funding agreements and for backup liquidity.  The proceeds have been invested in a pool of fixed and floating rate income assets.

Further information regarding our FHLB agreements is as follows:

FHLB Capital Stock – Aggregate Totals

	General
At December 31, 2023	Account	Total

	(in thousands)
Membership Stock - Class A	$—	$—
Membership Stock - Class B	4,851	4,851
Activity Stock	6,786	6,786
Excess Stock	349	349
Aggregate Total	$11,986	$11,986

Actual or estimated borrowing capacity as determined by the insurer (in billions)		$1.2

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

J. FHLB Agreements (continued)

	General
At December 31, 2022	Account	Total

	(in thousands)
Membership Stock - Class A	$—	$—
Membership Stock - Class B	4,994	4,994
Activity Stock	6,786	6,786
Excess Stock	392	392
Aggregate Total	$12,172	$12,172

Actual or estimated borrowing capacity as determined by the insurer (in billions)		$0.9

FHLB Membership Stock (Class A and B) Eligible for Redemption

	Current	Not Eligible		6 Months to	1 to Less
	Period	for	Less than	Less than	than	3 to
	Total	Redemption	6 Months	1 Year	3 Years	5 Years

(in thousands)
Class A	$—	$—	$—	$—	$—	$—
Class B	4,851	4,851	—	—	—	—

Collateral Pledged to FHLB

Total Collateral Pledged

			Aggregate
	Fair	Carrying	Total
At December 31, 2023	Value	Value	Borrowing

	(in thousands)
General account	$377,747	$393,648	$168,075
Total	$377,747	$393,648	$168,075

			Aggregate
	Fair	Carrying	Total
At December 31, 2022	Value	Value	Borrowing

	(in thousands)
General account	$354,693	$376,350	$168,075
Total	$354,693	$376,350	$168,075

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

J. FHLB Agreements (continued)

Maximum Collateral Pledged

			Aggregate
	Fair	Carrying	Total
At December 31, 2023	Value	Value	Borrowing

	(in thousands)
General account	$377,747	$393,648	$168,075
Total	$377,747	$393,648	$168,075

			Aggregate
	Fair	Carrying	Total
At December 31, 2022	Value	Value	Borrowing

	(in thousands)
General account	$435,532	$406,712	$173,175
Total	$435,532	$406,712	$173,175

Borrowing from FHLB

				Funding
				Agreement
	General	Separate		Reserves
At December 31, 2023	Account	Account	Total	Established

	(in thousands)
Debt	$—	$—	$—	$—
Funding agreements	168,075	—	168,075	168,075
Other	—	—	—	—
Aggregate total	$168,075	$—	$168,075	$168,075

				Funding
				Agreement
	General	Separate		Reserves
At December 31, 2022	Account	Account	Total	Established

	(in thousands)
Debt	$—	$—	$—	$—
Funding agreements	168,075	—	168,075	168,075
Other	—	—	—	—
Aggregate total	$168,075	$—	$168,075	$168,075

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

J. FHLB Agreements (continued)

Maximum Amount Borrowed During Reporting Period

	General	Separate
At December 31, 2023	Account	Account	Total

	(in thousands)
Debt	$—	$—	$—
Funding agreements	168,075	—	168,075
Other	—	—	—
Aggregate total	$168,075	$—	$168,075

The Company has no prepayment obligations under the funding arrangements with the FHLB.

K. Business Risks, Commitments and Contingencies

Business Risks

As of December 31, 2023, and 2022, the Company held $188.3 million and $192.6 million, respectively, of commercial mortgage-backed securities (“CMBS”). The fair value of the Company’s CMBS was $149.7 million and $159.6 million at December 31, 2023 and December 31, 2022, respectively. The Company had no other-than-temporary impairments related to CMBS investments as of December 31, 2023 and 2022, respectively. The extent and duration of any future market or sector decline is unknown, as is the potential impact of such a decline on the Company’s investment portfolio.

The Company routinely executes transactions with counterparties in the financial services industry, including brokers and dealers, commercial banks, investment banks and other financial institutions. Many of these transactions expose the Company to credit risk in the event of default of the respective counterparties. In addition, the underlying collateral supporting the Company’s structured securities, including CMBS, may deteriorate or default causing these structured securities to incur losses.

The Company may hedge various business risks using over-the-counter derivative instruments to a pre-approved number of counterparties. While the Company carefully monitors counterparty exposures and holds collateral to limit such risk, if counterparties fail or refuse to honor their obligations, the hedges of the related risk will be ineffective. Such failure could have a material adverse effect on the Company’s results of operations and financial condition. As of December 31, 2023, the Company’s over-the-counter notional exposure to derivative counterparties totaled $405.7 million with a combined market value of $116.5 million owed to the Company by these derivative counterparties. To mitigate this risk, the Company requires that counterparties post collateral when exposure exceeds certain thresholds. As of December 31, 2023, the net exposure with any individual counterparty related to the Company’s derivative positions did not exceed $15.1 million. For more information on derivatives see Note P - Derivative Financial Instruments.

The Company also is subject to the risk that the issuers of, or other obligors of, securities owned by the Company may default on payments with respect to such securities. The Company’s investment portfolio includes investment securities in the financial services sector and other sectors that have recently experienced defaults, and in the prevailing climate of economic uncertainty and volatility, the credit quality of many issuers has been adversely affected, which has increased the risk of default on such securities. Further defaults could have a material adverse effect on the Company’s results of operations or financial condition.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

K. Business Risks, Commitments and Contingencies (continued)

In addition, potential action by governments and regulatory bodies in response to the financial crisis affecting the global banking system and financial markets, such as investment, nationalization and other intervention, could negatively impact these instruments, securities, transactions and investments. There can be no assurance that any such losses or impairments to the carrying value of these assets would not materially and adversely affect the Company’s results of operations or financial condition.

The profitability of the Company’s life insurance and annuity businesses is sensitive to interest rate changes. Periods of high or increasing rates have the potential to negatively affect the Company’s profitability in the following principal ways:

●	In periods of increasing interest rates, life insurance policy loans and surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. As of December 31, 2023, the Company had outstanding $613.1million of annuities that were subject to surrender at book value without a surrender charge or with a surrender charge of less than 5% of book value. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to suffer realized investment losses.

●	The income from certain of the Company’s insurance and annuity products is derived from the spread between the crediting rate they are required to pay under the contracts and the rate of return they are able to earn on their general account investments supporting such contracts. When interest rates rise, such as in inflationary periods, the Company may face competitive pressure to increase crediting rates on such contracts. Such changes in the Company’s crediting rates may occur more quickly than corresponding changes to the rates they earn on their general account investments, thereby reducing their spread income in respect of such contracts. This risk is heightened in the current market and economic environment, in which many securities with higher yields are unavailable. In addition, an increase in interest rates accompanied by unexpected extensions of certain lower yielding investments could result in a decline in the Company’s profitability. An increase in interest rates would also adversely affect the fair values of their bonds.

In recent years, U.S. long-term interest rates have been at relatively low levels by historical standards. Periods of low interest rates have the potential to negatively affect the Company’s profitability in the following principal ways:

●	Low or declining interest rates tend to decrease the yield the Company earns on its portfolios of fixed income investments. This could in turn compress the spreads the Company earns on products, such as universal life and certain annuities, on which it is contractually obligated to pay customers a fixed minimum rate of interest. Should new money interest rates be sufficiently below guaranteed minimum rates for a long enough period, the Company may be required to pay policyholders or annuity owners at a higher rate than the rate of return it earns on the portfolio of investments supporting those products.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

K. Business Risks, Commitments and Contingencies (continued)

●	In periods of low and declining interest rates, the Company generally must invest the proceeds from the maturity, redemption or sale of fixed income securities from its portfolio at a lower rate of interest than the rate it had been receiving on those securities. A low interest rate environment may also be likely to cause redemptions and prepayments to increase. In addition, in periods of low and declining interest rates, it may be difficult to identify and acquire suitable investments for proceeds from new product sales or proceeds from the maturity, redemption or sale of fixed income securities from the Company’s portfolios, which could further decrease the yield it earns on its portfolio or cause the Company to reduce the sales of some products.

The success of the Company’s investment strategy and hedging arrangements will also be affected by general economic conditions. These conditions may cause volatile interest rates and equity markets, which in turn could increase the cost of hedging. Volatility or illiquidity in the markets could significantly and negatively affect the Company’s ability to appropriately execute its hedging strategies.

The Company’s reserves for future policy benefits and claims may prove to be inadequate. The Company establishes and carries, as a liability, reserves based on estimates of the amount that will be needed to pay for future benefits and claims. For the Company’s life insurance and annuity products, these reserves are calculated based on many assumptions and estimates, including estimated premiums that will be received over the assumed life of the policy, the timing of the event covered by the insurance policy, the lapse rate of the policies, the amount of benefits or claims to be paid and the investment returns on the assets purchased with the premiums received. The assumptions and estimates used in connection with establishing and carrying reserves are inherently uncertain. Accordingly, it cannot be determined with precision the ultimate amounts that will be paid or the timing of payment of, actual benefits and claims or whether the assets supporting the policy liabilities will grow to the level assumed prior to payment of benefits or claims.

If actual experience is different from assumptions or estimates, the reserves may prove to be inadequate in relation to the estimated future benefits and claims. As a result, the Company would incur a charge to earnings in the period in which reserves are increased.

The Company sets prices for many of its insurance and annuity products based upon expected claims and payment patterns, using assumptions for mortality, persistency (how long a contract stays in force) and interest rates. In addition to the potential effect of natural or man-made disasters, significant changes in mortality could emerge gradually over time, due to changes in the natural environment, the health habits of the insured population, effectiveness of treatment for disease or disability or other factors.

In addition, the Company could fail to accurately anticipate changes in other pricing assumptions, including changes in interest and inflation rates. Significant negative deviations in actual experience from the Company’s pricing assumptions could have a material adverse effect on the profitability of its products. The Company’s earnings are significantly influenced by the claims paid under its insurance contracts and will vary from period to period depending upon the amount of claims incurred. There is only limited predictability of claims experience within any given month or year. The Company’s future experience may not match the respective pricing assumptions or past results. As a result, the Company’s summary of operations could be materially adversely affected.

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies and their products. Changes in these laws and regulations, or in interpretations thereof, that are made for the benefit of the consumer sometimes lead to additional expense for the insurer and, thus, could have a material adverse effect on our financial condition and results of operations.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

K. Business Risks, Commitments and Contingencies (continued)

Federal legislation and administrative policies can significantly and adversely affect insurance companies, including policies regarding financial services regulation, securities regulation, derivatives regulation, pension regulation, health care regulation, privacy, tort reform legislation and taxation. In addition, various forms of direct and indirect federal regulation of insurance have been proposed from time to time, including proposals for the establishment of an optional federal charter for insurance companies.

Commitments and Contingencies

The Company is subject, in the ordinary course of business, to claims, litigation, arbitration proceedings and governmental examinations. Although the Company is not aware of any actions, proceedings or allegations that reasonably should give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of any particular matter cannot be foreseen with certainty. It is the opinion of management that the ultimate resolution of these matters will not materially impact the Company’s financial condition.

The Company anticipates additional capital investments of $41.2 million into existing limited partnerships due to funding commitments.

The Company participates in the guaranty association of each state in which it conducts business. The amount of any assessment is based on various rates, established by members of the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”). At December 31, 2023, the Company had accrued assessment charges of $0.7 million with expected payment over the next ten years. The Company has also recorded a related asset of $0.4 million for premium tax credits, which are expected to be realized through 2033.

The Company has a multi-year contract with NTT Data, Inc. which expires September 30, 2028. The contract provides data processing, application development, information systems application and infrastructure services from NTT Data. The Company paid $44.4 million and $36.9 million under this contract in 2023 and 2022, respectively.

The Company has a multi-year contract with I-Pipeline which expires December 31, 2026. The contract provides business support through electronic applications. Application development is provided under separate agreements. The Company paid $5.4 million and $4.5 million under this contract in 2023 and 2022, respectively.

The Company has a multi-year contract with Cognizant which expires June 30, 2029. The contract provides application support, application development and Quality Assurance (QA") services. The Company paid $18.0 million and $17.6 million under this contract in 2023 and 2022, respectively.

The Company has a multi-year contract with Microsoft which expires June 30, 2025. The contract provides software licenses to Microsoft end-user and data center products. The Company paid $6.8 million and $4.9 million under this contract in 2023 and 2022, respectively.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

K. Business Risks, Commitments and Contingencies (continued)

The Company signed a multi-year contract with SalesForce.com which expires January 31, 2024. The contract provides customer relationship management application licenses and support. The Company paid $1.1 million under this contract in 2023 and 2022.

The Company has a multi-year contract with Ultimate Software Group which expires December 31, 2027. The contract provides agent/agency and employee payroll services and support. The Company paid $1.6 million and $2.1 million under this contract in 2023 and 2022, respectively.

The Company has a multi-year contract with Zinnia Tech Solutions, LLC which expires February 26, 2026. The contract provides services for managing annuity and life products. Build services are provided under separate agreements. The Company paid $1.4 million under this contract in 2023.

L. Closed Block

The Closed Block was established on January 1, 1999 as part of the conversion to a mutual holding company corporate structure. The Closed Block was initially funded on January 1, 1999 with cash and securities totaling $2.2 billion. As described in Note E - Reinsurance, the Company entered into a reinsurance transaction with Catamount to reinsure the Closed Block policies. Assets, liabilities, and results of operations of the Closed Block are presented in their normal categories on the statements of admitted assets, liabilities and capital and surplus, and on the statements of operations and changes in capital and surplus.

At December 31, 2023 and 2022, Closed Block liabilities exceeded Closed Block assets and no additional dividend obligation was required.

	For the Year Ended December 31,
Income Statement Data	2023	2022	2021

	(in thousands)
Revenues:
Premiums and considerations	$45,107	$47,735	$55,415
Net investment income	89,576	93,798	103,612
Total revenues	134,683	141,533	159,027

Benefits and Expenses:
Change in reserves	(111,909)	(64,790)	(121,188)
Policy benefits	216,930	192,291	228,722
Operating expenses	2,145	2,276	2,423
Commissions	554	586	669
Other expenses	567	406	937
Total benefits and expenses	108,287	130,769	111,563

Dividends to policyholders	(16,667)	(18,791)	(22,715)
Income tax benefit (expense)	1,687	3,840	(717)
Net realized capital (losses) gains	(2,059)	(983)	30

Net income (loss)	$9,357	$(5,170)	$24,062

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

M. Life and Annuity Reserves, Supplementary Contracts and Other Deposit Fund Liabilities

At December 31, 2023, the Company’s annuity reserves and other deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

				Separate
	General			Account
	Account			Nonguaranteed			Total
			Deposit-			Deposit-			Deposit-
	Individual	Group	Type	Individual	Group	Type	Individual	Group	Type
2023	Annuities	Annuities	Contracts	Annuities	Annuities	Contracts	Annuities	Annuities	Contracts	Percent

	(in thousands)
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$3,862	$4,729	$—	$—	$—	$—	$3,862	$4,729	$—	0.4%
At book value less current surrender charge of 5% or more	701,185	112,095	—	80	—	—	701,265	112,095	—	41.3%
Total with adjustment or at market value	705,047	116,824	—	80	—	—	705,127	116,824	—	41.7%

At book value without adjustment (minimal or no charge or adjustment)	423,195	—	54,563	135,341	—	—	558,536	—	54,563	31.1%
Not subject to discretionary withdrawal	42,157	533	170,602	189	322,340	—	42,346	322,873	170,602	27.2%

Total annuity reserves and deposit fund liabilities (before reinsurance)	1,170,399	117,357	225,165	135,610	322,340	—	1,306,009	439,697	225,165	100.0%

Less reinsurance ceded	—	—	—	—	—	—	—	—	—	—%
Net annuity reserves and deposit fund liabilities	$1,170,399	$117,357	$225,165	$135,610	$322,340	$—	$1,306,009	$439,697	$225,165	100.0%

Amount included in subject to discretionary withdrawal above that will move to at book value without adjustment in the following year	4,813	—	—	—	—	—	4,813	—	—

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

M. Life and Annuity Reserves, Supplementary Contracts and Other Deposit Fund Liabilities (continued)

At December 31, 2022, the Company’s annuity reserves and other deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

				Separate
	General			Account
	Account			Nonguaranteed			Total
			Deposit-			Deposit-			Deposit-
	Individual	Group	Type	Individual	Group	Type	Individual	Group	Type
2022	Annuities	Annuities	Contracts	Annuities	Annuities	Contracts	Annuities	Annuities	Contracts	Percent

	(in thousands)
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$3,986	$4,541	$—	$—	$—	$—	$3,986	$4,541	$—	0.6%
At book value less current surrender charge of 5% or more	77,816	126,974	—	121	—	—	77,937	126,974	—	14.5%
Total with adjustment or at market value	81,802	131,515	—	121	—	—	81,923	131,515	—	15.1%

At book value without adjustment (minimal or no charge or adjustment)	465,680	—	64,078	129,403	—	—	595,083	—	64,078	46.8%
Not subject to discretionary withdrawal	43,782	975	170,974	173	321,158	—	43,955	322,133	170,974	38.1%

Total annuity reserves and deposit fund liabilities (before reinsurance)	591,264	132,490	235,052	129,697	321,158	—	720,961	453,648	235,052	100.0%

Less reinsurance ceded	—	—	—	—	—	—	—	—	—	—%
Net annuity reserves and deposit fund liabilities	$591,264	$132,490	$235,052	$129,697	$321,158	$—	$720,961	$453,648	$235,052	100.0%

Amount included in subject to discretionary withdrawal above that will move to at book value without adjustment in the following year	4,813	—	—	—	—	—	4,813	—	—

The following is a summary of total annuity actuarial reserves and liabilities for deposit-type contracts as of December 31, 2023:

(in thousands)
Consolidated Statutory Statements of Financial Position:
Policyholders’ reserves - individual annuities	$1,170,399
Policyholders’ reserves - group annuities	117,357
Liabilities for deposit-type contracts	225,166
Subtotal	1,512,922

Separate Account Annual Statement:
Annuities	458,002
Total	$1,970,924

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

M. Life and Annuity Reserves, Supplementary Contracts and Other Deposit Fund Liabilities (continued)

At December 31, 2023 and 2022, the Company’s life reserves that are subject to discretionary withdrawal, surrender values or policy loans and not subject to discretionary withdrawal or no cash value provisions are summarized as follows:

	General Account			Separate Account (Guaranteed and Nonguaranteed)
2023	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

	(in thousands)
Subject to discretionary withdrawal, surrender values or policy loans:
Universal Life	$287,304	$239,793	$304,681	$—	$—	$—
Universal Life with Secondary Guarantees	90,585	82,551	319,734	—	—	—
Indexed Universal Life	409,129	408,725	419,939	—	—	—
Indexed Universal Life with Secondary Guarantees	1,465,876	1,148,763	1,347,546	—	—	—
Other Permanent Cash Value Life Insurance	2,550,807	2,550,807	2,981,099	—	—	—
Variable Universal Life	47,686	41,865	50,703	349,416	309,316	371,198

Not subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	—	—	191,427	—	—	—
Accidental Death Benefits	—	—	18	—	—	—
Disability - Active Lives	—	—	17,345	—	—	—
Disability - Disabled Lives	—	—	9,987	—	—	—
Miscellaneous Reserves	—	—	55,004	—	—	—
Total life reserves (before reinsurance)	4,851,387	4,472,504	5,697,483	349,416	309,316	371,198

Less reinsurance ceded	2,081,889	2,080,574	2,547,740	—	—	—
Net life reserves	$2,769,498	$2,391,930	$3,149,743	$349,416	$309,316	$371,198

	General Account			Separate Account (Guaranteed and Nonguaranteed)
2022	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

	(in thousands)
Subject to discretionary withdrawal, surrender values or policy loans:
Universal Life	$295,734	$243,294	$312,742	$—	$—	$—
Universal Life with Secondary Guarantees	91,076	82,763	319,567	—	—	—
Indexed Universal Life	363,835	363,521	371,414	—	—	—
Indexed Universal Life with Secondary Guarantees	1,320,392	997,044	1,220,809	—	—	—
Other Permanent Cash Value Life Insurance	2,624,825	2,624,825	3,064,479	—	—	—
Variable Universal Life	46,372	39,459	49,501	305,737	263,333	324,468

Not subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	—	—	189,925	—	—	—
Accidental Death Benefits	—	—	20	—	—	—
Disability - Active Lives	—	—	18,390	—	—	—
Disability - Disabled Lives	—	—	10,501	—	—	—
Miscellaneous Reserves	—	—	110,492	—	—	—
Total life reserves (before reinsurance)	4,742,234	4,350,906	5,667,840	305,737	263,333	324,468

Less reinsurance ceded	2,182,557	2,180,773	2,654,963	—	—	—
Net life reserves	$2,559,677	$2,170,133	$3,012,877	$305,737	$263,333	$324,468

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

M. Life and Annuity Reserves, Supplementary Contracts and Other Deposit Fund Liabilities (continued)

The following is a summary of total life actuarial reserves as of December 31, 2023:

(in thousands)
Consolidated Statutory Statements of Financial Position:
Policyholders' reserves - individual life	$3,067,389
Policyholders' reserves - accidental death benefits	18
Policyholders' reserves - disability benefits	27,332
Miscellaneous reserves	55,004
Subtotal	3,149,743

Separate Account Annual Statement:
Life insurance	371,198
Total	$3,520,941

N. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2023, were as follows:

		Net of
	Gross	Loading

	(in thousands)
Ordinary new business	$4,451	$373
Ordinary renewal	49,237	40,994
Total	$53,688	$41,367

O. Separate Accounts

Separate and variable accounts held by the Company represent funds held in connection with certain variable annuity, variable universal life, and Company sponsored benefit plans. All separate account assets are carried at fair value. The Company participates in certain separate accounts.

As of December 31, 2023, and 2022 the Company’s separate account assets included legally insulated assets of $825.8 million and $772.5 million, respectively. Separate account assets not legally insulated, which represent seed money, totaled $0.9 million and $0.7 million as of December 31, 2023 and 2022, respectively.

The seed money is invested pursuant to general account directives.

	2023	2022

	(in thousands)
Separate account premiums and considerations	$12,893	$13,549
Reserves for accounts with assets at fair value	829,199	775,324

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

O. Separate Accounts (continued)

The withdrawal characteristics of separate accounts at December 31 were as follows:

	2023	2022

	(in thousands)
Subject to discretionary withdrawal without adjustment:
At book value (which equals fair value) less surrender charge of 5% or more	$2,371	$2,806

Subject to discretionary withdrawal without adjustment:
At book value (which equals fair value) less surrender charge of less than 5%	504,247	451,187

Not subject to discretionary withdrawal	322,581	321,331
Total reserves	$829,199	$775,324

A reconciliation of net transfers to (from) separate accounts during the years ended December 31, was as follows:

	2023	2022	2021

	(in thousands)
Net transfers to (from) separate accounts	$(45,219)	$(18,565)	$(48,154)
Reconciling items	543	400	493
Total	$(44,676)	$(18,165)	$(47,661)

As of December 31, 2023, the general account had a maximum guarantee for separate account liabilities of $1.7 million. Amounts paid by the general account related to separate account guarantees during the past five years are as follows:

As of December 31,	Amount
2023	$224,206
2022	33,927
2021	238,858
2020	1,236
2019	37,480

To compensate the general account for the risk taken, the separate account has paid risk charges for the past five years as follows:

As of December 31,	Amount
2023	$58,244
2022	61,764
2021	69,906
2020	68,164
2019	76,272

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

P. Derivative Financial Instruments

The Company may purchase and sell various derivative instruments, including equity options, swaps, forwards, and futures based on the performance of certain indexes such as S&P 500 in order to hedge its obligation with respect to indexed products. These derivative instrument purchases are based on an option budget set by the Company for its indexed life and annuity products are authorized under state law, and are purchased from counterparties which conform to the Company’s policies and guidelines regarding derivative instruments. The standard option position involves contracts with durations of one year or less and, except for dynamic portfolio balancing (which is limited), are held to expiration. Exposure to market risk is reduced by the nature of the crediting strategy, which does not credit interest when the indices are below a certain level. If the related index decreases, options purchased expire worthless, and any future contracts will be settled at a loss.

These instruments are marked to market daily and may produce exposure in excess of internal counterparty limits established by the Company’s investment policy. The Company requires the counterparties to post collateral on its behalf to correct any overage stemming from either trading activity or market movements. The Company receives cash, cash equivalents and securities as collateral for any excess exposure and records the collateral received as a liability.

Investments in these types of instruments generally involve the following types of risk: in the case of over-the-counter options, there are no guarantees that markets will exist for these investments if the Company desired to close out a position; exchanges may impose trading limits which may inhibit the Company’s ability to close out positions in exchange-listed instruments; and, if the Company has an open position with a dealer that becomes insolvent, the Company may experience a loss. The Company analyzes its position in derivative instruments relative to its annuity and insurance requirements each market day.

Cash may be required, depending on market movement, when (1) buying an option or (2) closing an option or futures position. Counterparties may make a single net payment at expiration. Initial acquisition of instruments and subsequent balancing are performed solely for the purpose of hedging liabilities presented by indexed products.

The Company purchases options only from highly rated counterparties. However, in the event the counterparty failed to perform, the Company’s loss would be equal to the fair value of the net options, less any collateral held from that counterparty. The Company is required, in certain instances, to post collateral in order to purchase option, futures, or swap contracts. The amount of collateral that may be required for future or swap trading is determined by the exchange on which it is traded. The amount of collateral that is required for option trading is dependent on the counterparty. Most counterparties do not require collateral.

As part of managing interest rate risk in its funding agreement business, the Company also enters into interest rate swaps. These swaps are primarily pay-fixed for receive-floating interest rate swaps designed to mitigate the interest rate risk in the assets used to back the funding agreements.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

P. Derivative Financial Instruments (continued)

The face or contract amount of futures, options purchased, options written, swaptions purchased, and interest rate swaps (original amount for futures, notional amounts for options and swaps) at December 31 were as follows:

	2023	2022

	(in thousands)
Options purchased	$1,827,696	$1,565,530
Swaptions purchased	310,000	200,000
Interest rate swaps	—	19,500
Futures purchased	2,651	2,896
Options written	1,584,661	1,419,020
Swaptions written	150,000	—

The carrying value of options and futures, and interest rate swaps at December 31 were as follows:

			Primary Underlying
	2023	2022	Risk Exposure

	(in thousands)
Options purchased	$248,468	$75,830	Equity market
Swaptions purchased	2,319	749	Interest rates
Interest rate swaps	—	(200)	Interest rates
Futures purchased	809	262	Equity market
Options written	(133,509)	(39,551)	Equity market
Swaptions written	(1,586)	—	Interest rates
Net carrying value	$116,501	$37,090

Q. Fair Value of Financial Instruments

The carrying values and fair values of financial instruments at December 31 were as follows:

	2023		2022
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value

	(in thousands)
Bonds	$6,479,482	$5,905,897	$5,991,761	$5,240,472
Preferred stocks	1,000	872	1,000	868
Mortgage loans	477,052	436,414	489,351	438,271
Policy loans	482,298	482,298	462,813	462,813
Investment product liabilities	1,276,434	1,144,965	702,459	610,946

Fair value for bonds and preferred stocks are based on published prices by the Securities Valuations Office (“SVO”) of the NAIC, if available. In the absence of SVO published prices, or when amortized cost is used by the SVO, quoted market prices by other third party organizations, if available, are used to calculate fair value. If neither SVO published prices nor quoted market prices are available, management estimates the fair value based on the quoted market prices of securities with similar characteristics or on industry recognized valuation techniques.

National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2023 and 2022

Q. Fair Value of Financial Instruments (continued)

Mortgage loan fair values are determined by discounting the future cash flows based upon the year-end interest rate and designated spread for the loan.

For variable rate policy loans the unpaid balance approximates fair value. Fixed rate policy loan fair values are estimated based on discounted cash flows using the current variable policy loan rate (including appropriate provisions for mortality and repayments).

Investment product liabilities include flexible premium annuities, single premium deferred annuities, and supplementary contracts not involving life contingencies. Investment product fair values are estimated as the average of discounted cash flows under different scenarios of future interest rates of A-rated corporate bonds and related changes in premium persistency and surrenders.

R. Reconciliation to Statutory Annual Statements

There are no adjustments to net income (loss) or capital and surplus as filed.

National Life Insurance Company

Note to Supplemental Schedules of Selected Statutory-Basis Financial Data
December 31, 2023

Note – Basis of Presentation

The accompanying schedules and interrogatories present selected statutory-basis financial data as of December 31, 2023 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the Annual Audited Report section of the National Association of Insurance Commissioners’ Annual Statement Instructions and the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual and agrees to or is included in the amounts reported in the Company’s 2023 Statutory Annual Statement as filed with the Department.

National Life Insurance Company

Supplemental Schedules of Selected Statutory-Basis Financial Data

December 31, 2023

(in thousands)
Investment income earned:
U.S. government bonds	$9,043
Other bonds (unaffiliated)	265,913
Bonds of affiliates	551
Preferred stocks (unaffiliated)	36
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	2,452
Common stocks of affiliates	—
Mortgage loans	21,220
Real estate	12,369
Policy loans	24,036
Cash, cash equivalents and short-term investments	7,326
Other invested assets	10,434
Derivative instruments	64,347
Aggregate write-ins for investment income	39
Gross investment income	$417,766
Real estate owned (book value less encumbrances)	$49,742
Mortgage loans (book value):
Farm mortgages	$—
Residential mortgages	—
Commercial mortgages	477,052
Total mortgage loans	$477,052
Mortgage loans by standing (book value):
Good standing	$477,052
Good standing with restructured terms	$—
Interest overdue more than 90 days, not in foreclosure	$—
Foreclosure in process	$—
Other long-term assets (statement value)	$179,333
Collateral loans	$—
Bonds and stocks of parents, subsidiaries and affiliates (book value):
Bonds	$4,561
Preferred Stocks	$—
Common Stocks	$2,278,777
Bonds and short-term investments by class and by maturity:
Bonds and short-term investments by maturity (statement value)
Due within one year or less	$138,963
Over 1 year through 5 years	710,816
Over 5 years through 10 years	1,183,365
Over 10 years through 20 years	1,943,909
Over 20 years	2,502,429
Total by maturity	$6,479,482

National Life Insurance Company

Supplemental Schedules of Selected Statutory-Basis Financial Data

December 31, 2023

Bonds and short-term investments by class (statement value):
Class 1	$4,069,064
Class 2	2,166,828
Class 3	173,835
Class 4	47,391
Class 5	17,262
Class 6	5,102
Total by class	$6,479,482
Total bonds publicly traded	$4,482,311
Total bonds privately placed	$1,997,171

Preferred stocks (statement value)	$1,000
Common stocks (market value)	$2,380,157
Short-term investments (book value)	$—
Options, caps & floors owned (statement value)	$250,787
Options, caps & floors written and in force (statement value)	$135,095
Collar, swap & forward agreements open (statement value)	$—
Futures contracts open (statement value)	$809
Cash on deposit	$6,040

Life insurance in-force (in thousands):
Industrial	$—
Ordinary	$65,073,493
Credit life	$—
Group life	$—
Amount of accidental death insurance in-force under ordinary policies	$136,505
Life insurance policies with disability provisions in-force (in thousands):
Industrial	$—
Ordinary	$15,791
Credit life	$—
Group life	$—

Supplementary contracts in-force (in thousands):
Ordinary - not involving life contingencies
Amount on deposit	$—
Amount of income payable	$3,738
Ordinary - involving life contingencies
Amount on deposit	$—
Amount of income payable	$2,763
Group - not involving life contingencies
Amount on deposit	$13,190
Amount of income payable	$—
Group - involving life contingencies
Amount on deposit	$—
Amount of income payable	$—

National Life Insurance Company

Supplemental Schedules of Selected Statutory-Basis Financial Data

December 31, 2023

(in thousands)
Annuities:
Ordinary:
Immediate - amount of income payable	$2,632
Deferred - fully paid - account balance	$780,212
Deferred - not fully paid - account balance	$464,897
Group:
Amount of income payable	$9,011
Fully paid - account balance	$112,628
Not fully paid - account balance	$4,729

Accident and Health insurance - premiums in force:
Group	$—
Credit	$—
Other	$8,278

Deposit funds and dividend accumulations:
Deposit funds - account balance	$—
Dividend accumulations - account balance	$—

Claim payments 2023:
Group Accident and Health
2023	$—
2022	$—
2021	$—
2020	$—
2019	$—
Other Accident and Health
2023	$10,630
2022	$11,257
2021	$12,349
2020	$12,459
2019	$12,839
Other coverages that use development methods to calculate claims reserves
2023	$—
2022	$—
2021	$—
2020	$—
2019	$—

National Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

December 31, 2023

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect. Yes ☐  No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

2.	Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects. Yes ☐  No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

3.	Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

(a)	Provisions that permit the reporting of losses to be made less frequently than quarterly;

(b)	Provisions that permit settlements to be made less frequently than quarterly;

(c)	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

(d)	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐  No ☒

4.	Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Yes ☐  No ☒

National Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

December 31, 2023

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period[1]	No		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	No		N/A

5.	Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

(a)	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or Yes ☐ No ☒

(b)	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP? Yes ☐ No ☒

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

1 This disclosure relates to ceding companies with assumption reinsurance agreements (paragraph 60 of SSAP 61R) entered into during the current year for which indemnity reinsurance is being applied for policyholders who have not yet agreed to the transfer to the new insurer or for which the regulator has not yet approved the novation to the new insurer.

National Life Insurance Company

Summary Investment Schedule

December 31, 2023

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Percentage
Bonds:
U.S. Governments	$439,198,113	4.22%	$439,198,113	4.22%
All Other Governments	3,016,827	0.03%	3,016,827	0.03%
U.S. States, Territories and Possessions, etc., Guaranteed	26,678,898	0.26%	26,678,898	0.26%
U.S. Political Subdivisions of States, Territories and Possessions, Guaranteed	39,828,987	0.38%	39,828,987	0.38%
U.S. Special Revenue and Special Assessment Obligations, etc., Non-Guaranteed	778,820,407	7.48%	778,820,407	7.48%
Industrial and Miscellaneous	5,147,387,403	49.42%	5,147,387,403	49.42%
Hybrid Securities	31,502,064	0.30%	31,502,064	0.30%
Parent, Subsidiaries and Affiliates	4,561,216	0.04%	4,561,216	0.04%
SVO Identified Funds	—	—%	—	—%
Unaffiliated Bank Loans	8,488,431	0.08%	8,488,431	0.08%
Preferred stocks:
Industrial and Misc. (Unaffiliated)	1,000,000	0.01%	1,000,000	0.01%
Parent, Subsidiaries and Affiliates	—	—%	—	—%
Common Stocks
Industrial and Miscellaneous Publicly Traded (Unaffiliated)	1,328,011	0.01%	1,328,011	0.01%
Industrial and Miscellaneous Other (Unaffiliated)	13,280,973	0.13%	13,280,973	0.13%
Parent, Subsidiaries and Affiliates Publicly Traded		—%	—	—%
Parent, Subsidiaries and Affiliates Other	2,278,776,944	21.88%	2,278,776,944	21.88%
Mutual Funds	86,771,369	0.83%	86,771,369	0.83%
Unit Investment Trusts	—	—%	—	—%
Closed-End Funds	—	—%	—	—%
Mortgage loans:
Farm Mortgages	—	—%	—	—%
Residential Mortgages	—	—%	—	—%
Commercial Mortgages	477,051,556	4.58%	477,051,556	4.58%
Mezzanine Real Estate Loans	—	—%	—	—%
Real estate investments:
Property occupied by company	49,741,640	0.48%	49,741,640	0.48%
Property held for production of income	—	—%	—	—%
Property held for sale	—	—%	—	—%
Cash, Cash Equivalents, and Short-Term Investments:
Cash	6,040,369	0.06%	6,040,369	0.06%
Cash Equivalents	109,312,780	1.05%	109,312,780	1.05%
Short-Term Investments	—	—%	—	—%
Contract loans	482,297,878	4.63%	482,297,878	4.63%
Derivatives	251,595,540	2.42%	251,595,540	2.42%
Other invested assets	179,333,255	1.72%	179,333,255	1.72%
Receivables for securities	212,774	—%	212,774	0.00%
Securities Lending	—	—%	—	—%
Other invested assets	—	—%	—	—%
Total invested assets	$10,416,225,435	100.00%	$10,416,225,435	100.00%

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

For The Year Ended December 31, 2023

(To Be Filed by April 1)

Of The National Life Insurance Company

ADDRESS (City, State and Zip Code) Montpelier , VT 05604

NAIC Group Code 0634	NAIC Company Code 66680	Federal Employer’s Identification Number (FEIN) 03-0144090

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	Reporting entity’s total admitted assets as reported on Page 2 of this annual statement.	$10,963,178,542

2.	Ten largest exposures to a single issuer/borrower/investment.

	1	2	3	4
				Percentage of Total
	Issuer	Description of Exposure	Amount	Admitted Assets
2.01	Life Insurance Company Of the	Affiliate common stock	$2,278,776,944	20.8%
	Southwest
2.02	CITYSCAPE RESIDENCES	Mortgage	$37,625,000	0.3%
2.03	BRIDGE DEV PARTNERS	Mortgage	$35,938,478	0.3%
2.04	Touchstone Funds	Equity	$33,230,207	0.3%
2.05	ANCHORAGE CREDIT FUNDING LTD	Bond	$31,414,399	0.3%
2.06	IRVINE COMPANY	Mortgage	$28,830,536	0.3%
2.07	MARS INC	Bond	$27,787,906	0.3%
2.08	TRAVELERS COS INC	Bond	$27,404,751	0.2%
2.09	HS SOUTH BELT CENTRAL INVESTORS	Mortgage	$26,700,000	0.2%
2.10	UNIV OF CALIFORNIA CA REVENUES	Bond	$26,381,548	0.2%

3.	Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC designation.

	Bonds	1	2		Preferred Stocks	3	4
3.01	NAIC 1	$4,069,063,987	37.1%	3.07	NAIC 1	$1,000,000	0.0%
3.02	NAIC 2	$2,166,828,089	19.8%	3.08	NAIC 2	$0	0.0%
3.03	NAIC 3	$173,834,989	1.6%	3.09	NAIC 3	$0	0.0%
3.04	NAIC 4	$47,391,069	0.4%	3.10	NAIC 4	$0	0.0%
3.05	NAIC 5	$17,262,403	0.2%	3.11	NAIC 5	$0	0.0%
3.06	NAIC 6	$5,101,810	0.0%	3.12	NAIC 6	$0	0.0%

4.	Assets held in foreign investments:

4.01	Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?	Yes ☐ No ☒

If response to 4.01 above is yes, responses are not required for interrogatories 5 - 10.

4.02	Total admitted assets held in foreign investments	$1,140,198,635	10.4%
4.03	Foreign-currency-denominated investments	$0	0.0%
4.04	Insurance liabilities denominated in that same foreign currency	$0	0.0%

SUPPLEMENT FOR THE YEAR 2023 OF THE National Life Insurance Company

5.	Aggregate foreign investment exposure categorized by NAIC sovereign designation:

		1	2
5.01	Countries designated NAIC-1	$1,092,891,791	10.0%
5.02	Countries designated NAIC-2	$40,415,121	0.4%
5.03	Countries designated NAIC-3 or below	$6,891,723	0.1%

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign designation:

		1	2
	Countries designated NAIC - 1:
6.01	Country 1: Cayman Islands	$514,472,123	4.7%
6.02	Country 2: United Kingdom	$157,534,828	1.4%
	Countries designated NAIC - 2:
6.03	Country 1: Mexico	$28,709,675	0.3%
6.04	Country 2: Italy	$11,705,446	0.1%
	Countries designated NAIC - 3 or below:
6.05	Country 1: MULTI NATIONAL	$2,967,988	0.0%
6.06	Country 2: Brazil	$1,686,022	0.0%

		1	2
7.	Aggregate unhedged foreign currency exposure	$0	0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation:
		1	2
8.01	Countries designated NAIC-1	$0	0.0%
8.02	Countries designated NAIC-2	$0	0.0%
8.03	Countries designated NAIC-3 or below	$0	0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign designation:

		1	2
	Countries designated NAIC - 1:
9.01	Country 1:	$0	0.0%
9.02	Country 2:	$0	0.0%
	Countries designated NAIC - 2:
9.03	Country 1:	$0	0.0%
9.04	Country 2:	$0	0.0%
	Countries designated NAIC - 3 or below:
9.05	Country 1:	$0	0.0%
9.06	Country 2:	$0	0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	1	2	3	4
	Issuer	NAIC Designation
10.01	Anchorage Credit Funding	1	$35,758,517	0.3%
10.02	ARES CLO Ltd	1	$33,823,421	0.3%
10.03	CARLYLE GLOBAL MARKET	1	$23,233,997	0.2%
10.04	Wind River CLO	1	$21,086,225	0.2%
10.05	Brigade Debt Funding	1	$21,050,000	0.2%
10.06	MADISON PARK FUNDING LTD	1	$20,170,183	0.2%
10.07	Centerbridge Credit Funding	1	$20,000,000	0.2%
10.08	NXP BV / NXP Funding LLC	2	$18,967,248	0.2%
10.09	BLUEMOUNTAIN CLO LTD	1	$17,930,841	0.2%
10.10	Teleconica Europe	2	$17,684,696	0.2%

SUPPLEMENT FOR THE YEAR 2023 OF THE National Life Insurance Company

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01	Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

		1	2
11.02	Total admitted assets held in Canadian investments	$0	0.0%
11.03	Canadian-currency-denominated investments	$0	0.0%
11.04	Canadian-denominated insurance liabilities	$0	0.0%
11.05	Unhedged Canadian currency exposure	$0	0.0%

12.	Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions:

12.01	Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

	1	2	3
12.02	Aggregate statement value of investments with contractual sales restrictions	$0	0.0%
	Largest three investments with contractual sales restrictions:
12.03		$0	0.0%
12.04		$0	0.0%
12.05		$0	0.0%

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01	Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets?	Yes ☐ No ☒

If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

	1	2	3
	Issuer
13.02	Life Insurance Company Of the Southwest	$2,278,776,944	20.8%
13.03	Touchstone Funds	$33,230,207	0.3%
13.04	American Funds	$25,430,307	0.2%
13.05	TA LP	$21,200,956	0.2%
13.06	Fidelity Advisors	$20,762,520	0.2%
13.07	LS Power Equity Partners	$11,822,192	0.1%
13.08	Centerbridge Capital Prtner	$10,634,230	0.1%
13.09	Goldman Sachs Fincancial	$6,847,797	0.1%
13.10	North Haven Credit Ptners	$6,813,386	0.1%
13.11	Apogem	$6,510,000	0.1%

SUPPLEMENT FOR THE YEAR 2023 OF THE National Life Insurance Company

14.	Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

14.01	Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 14.01 above is yes, responses are not required for 14.02 through 14.05.

	1	2	3
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities	$0	0.0%
	Largest three investments held in nonaffiliated, privately placed equities:
14.03		$0	0.0%
14.04		$0	0.0%
14.05		$0	0.0%

	Ten largest fund managers:

	1	2	3	4
	Fund Manager	Total Invested	Diversified	Nondiversified
14.06	Blackrock Funds	$102,464,983	$102,464,983	$0
14.07	Touchstone Funds	$33,230,207	$33,230,207	$0
14.08	American Funds	$25,430,307	$25,430,307	$0
14.09	Fidelity Advisors	$20,762,520	$20,762,520	$0
14.10	Goldman Sachs Fincancial	$6,847,797	$6,847,797	$0
14.11	Harbor Funds	$3,963,957	$3,963,957	$0
14.12	Western Asset Funds	$1,145,042	$1,145,042	$0
14.13	MFS Value Fund	$1,020,007	$1,020,007	$0
14.14	Baron Funds	$1,007,169	$1,007,169	$0
14.15	Eaton Vance Inc	$212,160	$212,160	$0

15.	Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

15.01	Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

	If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

	1	2	3
15.02	Aggregate statement value of investments held in general partnership interests	$0	0.0%
	Largest three investments in general partnership interests:
15.03		$0	0.0%
15.04		$0	0.0%
15.05		$0	0.0%

SUPPLEMENT FOR THE YEAR 2023 OF THE National Life Insurance Company

16.	Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

16.01	Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets?	Yes ☐ No ☒

If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

	1	2	3
	Type (Residential, Commercial, Agricultural)
16.02	Commercial	$37,625,000	0.3%
16.03	Commercial	$35,938,478	0.3%
16.04	Commercial	$28,830,536	0.3%
16.05	Commercial	$26,700,000	0.2%
16.06	Commercial	$20,514,672	0.2%
16.07	Commercial	$18,063,938	0.2%
16.08	Commercial	$17,850,107	0.2%
16.09	Commercial	$17,673,079	0.2%
16.10	Commercial	$17,224,845	0.2%
16.11	Commercial	$15,296,085	0.1%

Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

		Loans
16.12	Construction loans	$35,938,478	0.3%
16.13	Mortgage loans over 90 days past due	$0	0.0%
16.14	Mortgage loans in the process of foreclosure	$0	0.0%
16.15	Mortgage loans foreclosed	$0	0.0%
16.16	Restructured mortgage loans	$0	0.0%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

		Residential		Commercial		Agricultural
Loan to Value		1	2	3	4	5	6
17.01	above 95%	$0	0.0%	$0	0.0%	$0	0.0%
17.02	91 to 95%	$0	0.0%	$0	0.0%	$0	0.0%
17.03	81 to 90%	$0	0.0%	$20,302,874	0.2%	$0	0.0%
17.04	71 to 80%	$0	0.0%	$9,646,739	0.1%	$0	0.0%
17.05	below 70%	$0	0.0%	$447,101,943	4.1%	$0	0.0%

18.	Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

18.01	Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

Largest five investments in any one parcel or group of contiguous parcels of real estate.

Description
1	2	3
18.02	$0	0.0%
18.03	$0	0.0%
18.04	$0	0.0%
18.05	$0	0.0%
18.06	$0	0.0%

19.	Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

19.01	Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets?	Yes ☒ No ☐

	If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

	1	2	3
19.02	Aggregate statement value of investments held in mezzanine real estate loans:	$0	0.0%
	Largest three investments held in mezzanine real estate loans:
19.03		$0	0.0%
19.04		$0	0.0%
19.05		$0	0.0%

SUPPLEMENT FOR THE YEAR 2023 OF THE National Life Insurance Company

20.	Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

		At Year End		At End of Each Quarter
				1st Quarter	2nd Quarter	3rd Quarter
		1	2	3	4	5
20.01	Securities lending agreements (do not include assets held as collateral for such transactions)	$0	0.0%	$0	$0	$0
20.02	Repurchase agreements	$0	0.0%	$0	$0	$0
20.03	Reverse repurchase agreements	$0	0.0%	$0	$0	$0
20.04	Dollar repurchase agreements	$0	0.0%	$0	$0	$0
20.05	Dollar reverse repurchase agreements	$0	0.0%	$0	$0	$0

21.	Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
		1	2	3	4
21.01	Hedging	$0	0.0%	$0	0.0%
21.02	Income generation	$0	0.0%	$0	0.0%
21.03	Other	$0	0.0%	$0	0.0%

22.	Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

		At Year End		At End of Each Quarter
				1st Quarter	2nd Quarter	3rd Quarter
		1	2	3	4	5
22.01	Hedging	$0	0.0%	$124,255	$113,404	$0
22.02	Income generation	$0	0.0%	$0	$0	$0
22.03	Replications	$0	0.0%	$0	$0	$0
22.04	Other	$0	0.0%	$0	$0	$0

23.	Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

		At Year End		At End of Each Quarter
				1st Quarter	2nd Quarter	3rd Quarter
		1	2	3	4	5
23.01	Hedging	$129,800	0.0%	$168,000	$123,200	$123,200
23.02	Income generation	$0	0.0%	$0	$0	$0
23.03	Replications	$0	0.0%	$0	$0	$0
23.04	Other	$0	0.0%	$0	$0	$0

NATIONAL VARIABLE ANNUITY ACCOUNT II

A Separate Account of National Life Insurance Company

FINANCIAL STATEMENTS

December 31, 2023

NATIONAL VARIABLE ANNUITY ACCOUNT II

Index

December 31, 2023

Report of Independent Registered Public Accounting Firm

To the Board of Directors of National Life Insurance Company and the Contract Holders of National Variable Annuity Account II

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of National Variable Annuity Account II indicated in the table below as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of National Variable Annuity Account II as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Balanced Hedged Allocation Portfolio (1)	Fidelity VIP Mid Cap Service Class (1)
AB VPS Discovery Value Portfolio Class A (1)	Fidelity VIP Overseas Portfolio (1)
AB VPS Sustainable International Thematic Portfolio (1)	Fidelity VIP Real Estate Portfolio (1)
AB VPS International Value B Portfolio (1)	Fidelity VIP Value Strategies Portfolio (1)
AB VPS International Value Fund (1)	Franklin Templeton VIP Allocation (1)
AB VPS Discovery Value Portfolio Class B (1)	Franklin Templeton VIP Developing Market (1)
AB VPS Relative Value Portfolio (1)	Franklin Templeton VIP Foreign Securities (1)
Alger Capital Appreciation Fund (1)	Franklin Templeton VIP Global Bond (1)
Alger Large Cap Growth Fund (1)	Franklin Templeton VIP Global Discovery Securities (1)
Alger Small Cap Growth Fund (1)	Franklin Templeton VIP Global Real Estate (1)
Allspring VT Discovery SMID Cap Growth Fund (1)	Franklin Templeton VIP Mutual Global Discovery Securities (1)
Allspring VT Opportunity Fund (1)	Franklin Templeton VIP Mutual Shares Securities (1)
American Century VP Capital Appreciation Fund (1)	Franklin Templeton VIP Rising Dividends (1)
American Century VP Disciplined Core Value Fund (1)	Franklin Templeton VIP Small Cap Value (1)
American Century VP Growth (1)	Franklin Templeton VIP Small-Midcap Growth II (1)
American Century VP Inflation Protection Portfolio (1)	Franklin Templeton VIP Small-Midcap Growth IV (1)
American Century VP International Portfolio (1)	Franklin Templeton VIP US Government (1)
American Century VP Large Company Value (1)	Goldman Sachs VIT Equity Index Fund Service Class (2)
American Century VP Ultra Class 2 (1)	Goldman Sachs VIT Growth Opportunities Fund Service Class (1)
American Century VP Ultra Portfolio (1)	Goldman Sachs VIT Small Cap Equity Insights Fund Service Class (1)
American Century VP Value Class 2 (1)	Invesco I.O. V.I. Conservative Balanced Fund (1)

American Century VP Value Portfolio (1)	Invesco I.O. V.I. Global Strategic Income Fund (1)
American Funds AFIS American High-Income Trust (1)	Invesco I.O. V.I. Main Street Small Cap Fund (1)
American Funds AFIS Asset Allocation Fund (1)	Invesco V.I. Discovery Mid Cap Growth Fund (1)
American Funds AFIS Capital World Bond Fund (1)	Invesco V.I. Discovery Mid Cap Growth Fund II (1)
American Funds AFIS Capital World Growth & Income Fund (1)	Invesco V.I. Diversified Dividend Fund (1)
American Funds AFIS Global Small Capitalization Fund (1)	Invesco V.I. Equity & Income Fund (1)
American Funds AFIS Growth-Income Fund (1)	Invesco V.I. Global Real Estate (1)
American Funds AFIS New World Fund (1)	Invesco V.I. Government Securities Fund (1)
Blackrock Advantage SMID Cap V.I. Fund (1)	Invesco V.I. Health Care Fund (1)
Blackrock Equity Dividend V.I. Fund (1)	Invesco V.I. High Yield Fund (1)
Blackrock Global Allocation V.I. Fund (1)	Invesco V.I. International Growth Fund (1)
Blackrock Government Money Market V.I. Fund (1)	Invesco V.I. Technology Fund (1)
BNY Mellon Appreciation Portfolio (1)	JP Morgan Insurance Trust Small Cap Core Portfolio (3)
BNY Mellon Opportunistic Small Cap Portfolio (1)	LVIP JPMorgan Small Cap Core Fund – Standard Class (1)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (1)	Neuberger Berman Trust Mid Cap Growth Class S (1)
DWS CROCI® U.S. VIP (1)	Neuberger Berman Trust Mid Cap Growth Portfolio (1)
DWS Small Cap Index Fund (1)	Neuberger Berman Trust Short Duration Bond Portfolio (1)
DWS Small Mid Cap Value Portfolio (1)	Neuberger Berman Trust Sustainable Equity Portfolio (1)
Fidelity VIP Contrafund Class 2 Portfolio (1)	T Rowe Price Blue Chip Growth Portfolio (1)
Fidelity VIP Contrafund Initial Class (1)	T Rowe Price Equity Income Portfolio (1)
Fidelity VIP Disciplined Small Cap Fund (1)	T Rowe Price Health Sciences Portfolio (1)
Fidelity VIP Dynamic Capital Appreciation Fund (1)	T Rowe Price Mid Cap Growth II (1)
Fidelity VIP Equity Income Portfolio (1)	T Rowe Price Moderate Allocation (1)
Fidelity VIP Freedom Income (1)	Touchstone TVST Balanced (1)
Fidelity VIP Government Money Market Portfolio (1)	Touchstone TVST Bond (1)
Fidelity VIP Growth Opportunities Fund (1)	Touchstone TVST Common Stock (1)
Fidelity VIP Growth Portfolio (1)	Touchstone TVST Small Company (1)
Fidelity VIP High Income Portfolio (1)	Van Eck VIPT Emerging Markets (1)
Fidelity VIP Index 500 II Portfolio (1)	Van Eck VIPT Emerging Markets II (1)
Fidelity VIP Index 500 Initial Class (1)	Van Eck VIPT Global Resources Fund (1)
Fidelity VIP Investment Grade Bond Portfolio (1)	Van Eck VIPT Global Resources Fund Class S (1)
Fidelity VIP Mid Cap Class 2 Portfolio (1)	Van Eck VIPT Unconstrained Emerging Markets (1)

(1)    Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the years ended December 31, 2023 and 2022

(2)   Statement of operations for the period January 1, 2023 to April 21, 2023 (date of liquidation) and statement of changes in net assets for the period January 1, 2023 to April 21, 2023 (date of liquidation) and the year ended December 31, 2022

(3)   Statement of operations for the period January 1, 2023 to May 1, 2023 (date of merger) and statement of changes in net assets for the period January 1, 2023 to May 1, 2023 (date of merger) and the year ended December 31, 2022

Basis for Opinions

These financial statements are the responsibility of National Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of National Variable Annuity Account II based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of National Variable Annuity Account II in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian or transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 29, 2024

We have served as the auditor of one or more of the subaccounts of National Variable Annuity Account II since 1997.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF NET ASSETS

DECEMBER 31, 2023

		Sentinel Advantage		Sentinel Advantage 5
Total assets and net assets:		Product		Product
Investments in shares of mutual fund portfolios at market		Accumulation	Unit	Accumulation	Unit
value: (contractholder accumulation units and unit value)		Units	Value	Units	Value
AB VPS Balanced Hedged Allocation Portfolio	$72,409	—	$—	5,455.10	$13.27
AB VPS Discovery Value Portfolio Class A (1)	$1,602,283	32,443.18	$49.39	—	$—
AB VPS Discovery Value Portfolio Class B (2)	$43,384	—	$—	2,599.28	$16.69
AB VPS International Value B Portfolio	$18,046	—	$—	1,583.28	$11.40
AB VPS International Value Fund	$1,888,575	112,591.78	$16.77	—	$—
AB VPS Relative Value Portfolio (3)	$32,962	2,264.75	$14.55	—	$—
AB VPS Sustainable International Thematic Portfolio	$128,002	5,763.20	$22.21	—	$—
Alger Capital Appreciation Fund	$1,355,844	25,723.28	$52.71	—	$—
Alger Large Cap Growth Fund	$7,910,770	139,918.55	$56.54	—	$—
Alger Small Cap Growth Fund	$903,357	24,500.53	$36.87	—	$—
Allspring VT Discovery SMID Cap Growth Fund (4)	$2,099,338	32,859.78	$63.89	—	$—
Allspring VT Opportunity Fund	$2,001,492	25,662.98	$77.99	—	$—
American Century VP Capital Appreciation Fund	$17,755	—	$—	892.34	$19.90
American Century VP Disciplined Core Value Fund	$1,868,011	55,578.77	$33.61	—	$—
American Century VP Growth	$377,859	—	$—	13,709.42	$27.56
American Century VP Inflation Protection Portfolio	$584,565	40,382.82	$14.48	—	$—
American Century VP International Portfolio	$2,580,631	109,593.02	$23.55	—	$—
American Century VP Large Company Value	$58,002	—	$—	3,478.41	$16.67
American Century VP Ultra Class 2	$427,126	—	$—	14,216.25	$30.04
American Century VP Ultra Portfolio	$180,731	3,238.91	$55.80	—	$—
American Century VP Value Class 2	$17,085	—	$—	979.30	$17.45
American Century VP Value Portfolio	$2,394,718	47,074.97	$50.87	—	$—
American Funds AFIS American High-Income Trust	$50,271	—	$—	3,693.26	$13.61
American Funds AFIS Asset Allocation Fund	$98,676	—	$—	6,103.17	$16.17
American Funds AFIS Capital World Bond Fund	$13,247	—	$—	1,507.63	$8.79
American Funds AFIS Capital World Growth & Income Fund	$89,449	—	$—	5,126.12	$17.45
American Funds AFIS Global Small Capitalization Fund	$32,175	—	$—	2,089.58	$15.40
American Funds AFIS Growth-Income Fund	$164,691	—	$—	7,631.42	$21.58
American Funds AFIS New World Fund	$4,371	—	$—	282.92	$15.45
Blackrock Advantage SMID Cap V.I. Fund	$11,228	—	$—	587.66	$19.11
Blackrock Equity Dividend V.I. Fund	$275,978	—	$—	14,858.97	$18.57
Blackrock Global Allocation V.I. Fund	$—	—	$—	—	$—
Blackrock Government Money Market V.I. Fund	$650,600	—	$—	64,990.50	$10.01
BNY Mellon Appreciation Portfolio	$234,119	5,465.68	$42.83	—	$—

(1) On May 1, 2023, the AB VPS Small Midcap Value Fund was renamed to AB VPS Discovery Value Portfolio Class A.

(2) On May 1, 2023, the AB VPS Small Mid Cap was renamed to AB VPS Discovery Value Portfolio Class B.

(3) On May 1, 2023, the AB VPS Growth and Income Fund was renamed to AB VPS Relative Value Portfolio.

(4) On May 1, 2023, the Allspring VT Discovery Fund was renamed to Allspring VT Discovery SMID Cap Growth Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF NET ASSETS

DECEMBER 31, 2023

		Sentinel Advantage		Sentinel Advantage 5
Total assets and net assets:		Product		Product
Investments in shares of mutual fund portfolios at market		Accumulation	Unit	Accumulation	Unit
value: (contractholder accumulation units and unit value)		Units	Value	Units	Value
BNY Mellon Opportunistic Small Cap Portfolio	$139,413	5,906.27	$23.60	—	$—
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	$239,226	8,879.80	$26.94	—	$—
DWS CROCI® U.S. VIP	$146,605	7,981.20	$18.37	—	$—
DWS Small Cap Index Fund	$28,115	682.47	$41.20	—	$—
DWS Small Mid Cap Value Portfolio	$1,093,022	34,267.78	$31.90	—	$—
Fidelity VIP Contrafund Class 2 Portfolio	$7,406,383	86,945.41	$85.18	—	$—
Fidelity VIP Contrafund Initial Class	$312,436	—	$—	13,407.69	$23.30
Fidelity VIP Disciplined Small Cap Fund	$278,531	—	$—	15,860.16	$17.56
Fidelity VIP Dynamic Capital Appreciation Fund	$344,770	—	$—	14,428.22	$23.90
Fidelity VIP Equity Income Portfolio	$4,253,155	99,392.04	$42.79	—	$—
Fidelity VIP Freedom Income	$63,812	—	$—	5,493.58	$11.62
Fidelity VIP Government Money Market Portfolio	$3,383,959	297,764.88	$11.36	—	$—
Fidelity VIP Growth Opportunities Fund	$194,431	—	$—	5,854.40	$33.21
Fidelity VIP Growth Portfolio	$7,262,238	95,928.42	$75.70	—	$—
Fidelity VIP High Income Portfolio	$1,570,101	80,279.60	$19.56	—	$—
Fidelity VIP Index 500 II Portfolio	$11,186,850	191,543.20	$58.40	—	$—
Fidelity VIP Index 500 Initial Class	$1,104,007	—	$—	47,886.95	$23.05
Fidelity VIP Investment Grade Bond Portfolio	$2,269,956	123,685.09	$18.35	—	$—
Fidelity VIP Mid Cap Class 2 Portfolio	$2,390,665	49,368.34	$48.43	—	$—
Fidelity VIP Mid Cap Service Class	$368,576	—	$—	20,427.27	$18.04
Fidelity VIP Overseas Portfolio	$1,863,237	76,109.38	$24.48	—	$—
Fidelity VIP Real Estate Portfolio	$104,325	—	$—	9,272.13	$11.25
Fidelity VIP Value Strategies Portfolio	$148,548	2,331.56	$63.71	—	$—
Franklin Templeton VIP Allocation	$4,870	—	$—	340.30	$14.31
Franklin Templeton VIP Developing Market	$38,958	—	$—	2,707.02	$14.39
Franklin Templeton VIP Foreign Securities	$977,536	54,675.69	$17.88	—	$—
Franklin Templeton VIP Global Bond	$22,314	—	$—	2,562.01	$8.71
Franklin Templeton VIP Global Discovery Securities	$796,360	27,148.94	$29.33	—	$—
Franklin Templeton VIP Global Real Estate	$298,044	17,859.59	$16.69	—	$—
Franklin Templeton VIP Mutual Global Discovery Securities	$—	—	$—	—	$—
Franklin Templeton VIP Mutual Shares Securities	$470,353	19,030.16	$24.72	—	$—
Franklin Templeton VIP Rising Dividends	$166,526	—	$—	7,902.60	$21.07
Franklin Templeton VIP Small Cap Value	$289,564	7,441.04	$38.91	—	$—
Franklin Templeton VIP Small-Midcap Growth II	$359,606	9,320.89	$38.58	—	$—
Franklin Templeton VIP Small-Midcap Growth IV	$74,436	—	$—	3,665.69	$20.31
Franklin Templeton VIP US Government	$291,088	27,558.37	$10.56	—	$—
Goldman Sachs VIT Equity Index Fund Service Class (5)	$—	—	$—	—	$—
Goldman Sachs VIT Growth Opportunities Fund Service Class	$20,446	—	$—	991.62	$20.62
Goldman Sachs VIT Small Cap Equity Insights Fund Service Class	$55,856	—	$—	3,189.92	$17.51

(5) On April 21, 2023 the Goldman Sachs VIT Equity Index Fund Service Class was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF NET ASSETS

DECEMBER 31, 2023

		Sentinel Advantage		Sentinel Advantage 5
Total assets and net assets:		Product		Product
Investments in shares of mutual fund portfolios at market		Accumulation	Unit	Accumulation	Unit
value: (contractholder accumulation units and unit value)		Units	Value	Units	Value
Invesco I.O. V.I. Conservative Balanced Fund	$66,676	5,597.57	$11.91	—	$—
Invesco I.O. V.I. Global Strategic Income Fund	$368,138	39,129.23	$9.41	—	$—
Invesco I.O. V.I. Main Street Small Cap Fund	$71,328	4,637.43	$15.38	—	$—
Invesco V.I. Discovery Mid Cap Growth Fund	$316,416	24,545.53	$12.89	—	$—
Invesco V.I. Discovery Mid Cap Growth Fund II	$62,357	—	$—	4,885.34	$12.76
Invesco V.I. Diversified Dividend Fund	$40,265	—	$—	2,667.41	$15.10
Invesco V.I. Equity & Income Fund	$12,561	—	$—	782.30	$16.06
Invesco V.I. Global Real Estate	$—	—	$—	—	$—
Invesco V.I. Government Securities Fund	$32,426	—	$—	3,497.14	$9.27
Invesco V.I. Health Care Fund	$1,111,739	38,051.96	$29.22	—	$—
Invesco V.I. High Yield Fund	$32,271	—	$—	2,764.43	$11.67
Invesco V.I. International Growth Fund	$13,925	—	$—	1,035.03	$13.45
Invesco V.I. Technology Fund	$813,880	47,045.69	$17.30	—	$—
JP Morgan Insurance Trust Small Cap Core Portfolio (6)	$—	—	$—	—	$—
LVIP JPMorgan Small Cap Core Fund - Standard Class (6)	$779,298	68,728.98	$11.34	—	$—
Neuberger Berman Trust Mid Cap Growth Class S	$299,045	16,432.30	$18.20	—	$—
Neuberger Berman Trust Mid Cap Growth Portfolio	$538,432	11,216.98	$48.00	—	$—
Neuberger Berman Trust Short Duration Bond Portfolio	$2,305,921	221,195.37	$10.42	—	$—
Neuberger Berman Trust Sustainable Equity Portfolio	$1,074,361	21,469.60	$50.04	—	$—
T Rowe Price Blue Chip Growth Portfolio	$2,547,979	35,579.37	$53.18	26,883.10	$24.40
T Rowe Price Equity Income Portfolio	$3,615,411	113,350.56	$31.05	5,393.98	$17.75
T Rowe Price Health Sciences Portfolio	$1,253,246	15,012.10	$76.31	5,577.36	$19.31
T Rowe Price Mid Cap Growth II	$52,935	—	$—	2,686.17	$19.71
T Rowe Price Moderate Allocation	$268,159	8,879.14	$30.20	—	$—
Touchstone TVST Balanced	$6,056,147	130,528.32	$39.21	54,352.21	$17.25
Touchstone TVST Bond	$4,634,153	223,430.40	$19.72	23,090.54	$9.93
Touchstone TVST Common Stock	$13,104,267	188,184.23	$64.32	43,408.27	$23.05
Touchstone TVST Small Company	$15,422,871	145,544.22	$105.73	1,666.12	$20.44
Van Eck VIPT Emerging Markets	$994,202	35,982.18	$27.63	—	$—
Van Eck VIPT Emerging Markets II	$18,916	—	$—	1,668.53	$11.34
Van Eck VIPT Global Resources Fund	$708,273	50,033.25	$14.16	—	$—
Van Eck VIPT Global Resources Fund Class S	$—	—	$—	—	$—
Van Eck VIPT Unconstrained Emerging Markets	$855,272	69,902.49	$12.24	—	$—

(6) On May 1, 2023, the JP Morgan Insurance Trust Small Cap Core Portfolio merged into LVIP JPMorgan Small Cap Core Fund - Standard Class.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	AB VPS Balanced Hedged Allocation Portfolio	AB VPS Discovery Value Portfolio Class A (1)	AB VPS Discovery Value Portfolio Class B (2)	AB VPS International Value B Portfolio	AB VPS International Value Fund
Investment income:
Dividend income	$597	$16,139	$324	$123	$15,001

Expenses:
Mortality and expense risk and administrative charges	918	20,687	552	280	26,457

Net investment loss	(321)	(4,548)	(228)	(157)	(11,456)

Realized and unrealized gain (loss) on investments
Capital gains distributions	3,423	127,101	3,407	—	—

Net realized loss from shares sold	(264)	(17,001)	(325)	(308)	(9,240)

Net unrealized appreciation on investments	4,402	113,890	2,979	2,712	271,147

Net realized and unrealized gain on investments	7,561	223,990	6,061	2,404	261,907

Increase in net assets resulting from operations	$7,240	$219,442	$5,833	$2,247	$250,451

(1) On May 1, 2023, the AB VPS Small Midcap Value Fund was renamed to AB VPS Discovery Value Portfolio Class A.

(2) On May 1, 2023, the AB VPS Small Mid Cap was renamed to AB VPS Discovery Value Portfolio Class B.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	AB VPS Relative Value Portfolio (3)	AB VPS Sustainable International Thematic Portfolio	Alger Capital Appreciation Fund	Alger Large Cap Growth Fund	Alger Small Cap Growth Fund
Investment income:
Dividend income	$512	$—	$—	$—	$—

Expenses:
Mortality and expense risk and administrative charges	462	1,826	18,941	103,341	12,142

Net investment gain (loss)	50	(1,826)	(18,941)	(103,341)	(12,142)

Realized and unrealized gain (loss) on investments
Capital gains distributions	2,692	4,463	—	—	—

Net realized (loss) gain from shares sold	(529)	(7,208)	(18,699)	45,206	(39,645)

Net unrealized appreciation on investments	1,028	19,074	503,933	2,019,703	177,234

Net realized and unrealized gain on investments	3,191	16,329	485,234	2,064,909	137,589

Increase in net assets resulting from operations	$3,241	$14,503	$466,293	$1,961,568	$125,447

(3) On May 1, 2023, the AB VPS Growth and Income Fund was renamed to AB VPS Relative Value Portfolio.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	Allspring VT Discovery SMID Cap Growth Fund (4)	Allspring VT Opportunity Fund	American Century VP Capital Appreciation Fund	American Century VP Disciplined Core Value Fund	American Century VP Growth
Investment income:
Dividend income	$—	$—	$—	$28,122	$—

Expenses:
Mortality and expense risk and administrative charges	28,082	26,160	222	25,504	4,687

Net investment (loss) gain	(28,082)	(26,160)	(222)	2,618	(4,687)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	160,030	23	—	—

Net realized (loss) gain from shares sold	(114,032)	11,983	(40)	(58,081)	4,315

Net unrealized appreciation on investments	485,165	269,215	3,043	179,646	116,414

Net realized and unrealized gain on investments	371,133	441,228	3,026	121,565	120,729

Increase in net assets resulting from operations	$343,051	$415,068	$2,804	$124,183	$116,042

(4) On May 1, 2023, the Allspring VT Discovery Fund was renamed to Allspring VT Discovery SMID Cap Growth Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	American Century VP Inflation Protection Portfolio	American Century VP International Portfolio	American Century VP Large Company Value	American Century VP Ultra Class 2	American Century VP Ultra Portfolio
Investment income:
Dividend income	$22,151	$35,657	$1,365	$—	$—

Expenses:
Mortality and expense risk and administrative charges	8,643	35,251	774	5,341	2,046

Net investment gain (loss)	13,508	406	591	(5,341)	(2,046)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	1,544	28,100	11,677

Net realized (loss) gain from shares sold	(12,268)	(9,829)	93	9,653	5,499

Net unrealized appreciation (depreciation) on investments	11,258	284,442	(898)	99,918	33,298

Net realized and unrealized (loss) gain on investments	(1,010)	274,613	739	137,671	50,474

Increase in net assets resulting from operations	$12,498	$275,019	$1,330	$132,330	$48,428

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	American Century VP Value Class 2	American Century VP Value Portfolio	American Funds AFIS American High- Income Trust	American Funds AFIS Asset Allocation Fund	American Funds AFIS Capital World Bond Fund
Investment income:
Dividend income	$421	$55,965	$2,968	$2,056	$—

Expenses:
Mortality and expense risk and administrative charges	269	32,972	666	1,649	177

Net investment gain (loss)	152	22,993	2,302	407	(177)

Realized and unrealized gain (loss) on investments
Capital gains distributions	1,570	190,008	—	5,261	—

Net realized gain (loss) from shares sold	1,595	150,630	(338)	(3,341)	(48)

Net unrealized (depreciation) appreciation on investments	(2,053)	(192,253)	2,941	9,415	786

Net realized and unrealized gain on investments	1,112	148,385	2,603	11,335	738

Increase in net assets resulting from operations	$1,264	$171,378	$4,905	$11,742	$561

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	American Funds AFIS Capital World Growth & Income Fund	American Funds AFIS Global Small Capitalization Fund	American Funds AFIS Growth- Income Fund	American Funds AFIS New World Fund	Blackrock Advantage SMID Cap V.I. Fund
Investment income:
Dividend income	$1,439	$8	$1,783	$75	$200

Expenses:
Mortality and expense risk and administrative charges	1,146	417	2,066	175	148

Net investment gain (loss)	293	(409)	(283)	(100)	52

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	395	8,027	—	—

Net realized (loss) gain from shares sold	(247)	(595)	1,097	(1,320)	(2,936)

Net unrealized appreciation on investments	14,462	4,608	23,762	2,582	4,813

Net realized and unrealized gain on investments	14,215	4,408	32,886	1,262	1,877

Increase in net assets resulting from operations	$14,508	$3,999	$32,603	$1,162	$1,929

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	Blackrock Equity Dividend V.I. Fund	Blackrock Global Allocation V.I. Fund	Blackrock Government Money Market V.I. Fund	BNY Mellon Appreciation Portfolio	BNY Mellon Opportunistic Small Cap Portfolio
Investment income:
Dividend income	$4,751	$—	$26,381	$1,706	$571

Expenses:
Mortality and expense risk and administrative charges	3,718	—	7,491	3,359	2,308

Net investment gain (loss)	1,033	—	18,890	(1,653)	(1,737)

Realized and unrealized gain (loss) on investments
Capital gains distributions	13,063	—	—	21,662	3,845

Net realized loss from shares sold	(3,934)	—	—	(9,361)	(17,951)

Net unrealized appreciation on investments	17,072	—	—	32,032	24,387

Net realized and unrealized gain on investments	26,201	—	—	44,333	10,281

Increase in net assets resulting from operations	$27,234	$—	$18,890	$42,680	$8,544

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	DWS CROCI® U.S. VIP	DWS Small Cap Index Fund	DWS Small Mid Cap Value Portfolio	Fidelity VIP Contrafund Class 2 Portfolio
Investment income:
Dividend income	$1,717	$1,887	$379	$8,191	$33,049

Expenses:
Mortality and expense risk and administrative charges	3,147	1,892	389	14,237	95,770

Net investment loss	(1,430)	(5)	(10)	(6,046)	(62,721)

Realized and unrealized gain (loss) on investments
Capital gains distributions	27,566	—	812	40,082	242,113

Net realized gain (loss) from shares sold	4,570	(316)	(4,267)	(15,074)	202,447

Net unrealized appreciation on investments	15,368	23,763	7,058	107,899	1,508,001

Net realized and unrealized gain on investments	47,504	23,447	3,603	132,907	1,952,561

Increase in net assets resulting from operations	$46,074	$23,442	$3,593	$126,861	$1,889,840

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	Fidelity VIP Contrafund Initial Class	Fidelity VIP Disciplined Small Cap Fund	Fidelity VIP Dynamic Capital Appreciation Fund	Fidelity VIP Equity Income Portfolio	Fidelity VIP Freedom Income
Investment income:
Dividend income	$740	$2,416	$550	$82,065	$2,490

Expenses:
Mortality and expense risk and administrative charges	3,895	4,297	5,430	61,141	852

Net investment (loss) gain	(3,155)	(1,881)	(4,880)	20,924	1,638

Realized and unrealized gain (loss) on investments
Capital gains distributions	10,391	—	23,744	123,184	—

Net realized gain (loss) from shares sold	3,615	(2,968)	18,913	48,296	(50)

Net unrealized appreciation on investments	65,367	62,025	61,904	187,641	2,096

Net realized and unrealized gain on investments	79,373	59,057	104,561	359,121	2,046

Increase in net assets resulting from operations	$76,218	$57,176	$99,681	$380,045	$3,684

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	Fidelity VIP Government Money Market Portfolio	Fidelity VIP Growth Opportunities Fund	Fidelity VIP Growth Portfolio	Fidelity VIP High Income Portfolio	Fidelity VIP Index 500 II Portfolio
Investment income:
Dividend income	$176,041	$—	$8,450	$86,351	$151,762

Expenses:
Mortality and expense risk and administrative charges	52,224	2,370	91,766	22,385	142,685

Net investment gain (loss)	123,817	(2,370)	(83,316)	63,966	9,077

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	305,609	—	96,068

Net realized gain (loss) from shares sold	—	1,892	235,292	(55,643)	737,889

Net unrealized appreciation on investments	—	61,200	1,492,705	131,434	1,411,589

Net realized and unrealized gain on investments	—	63,092	2,033,606	75,791	2,245,546

Increase in net assets resulting from operations	$123,817	$60,722	$1,950,290	$139,757	$2,254,623

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	Fidelity VIP Index 500 Initial Class	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Mid Cap Class 2 Portfolio	Fidelity VIP Mid Cap Service Class	Fidelity VIP Overseas Portfolio
Investment income:
Dividend income	$16,661	$57,553	$13,531	$1,342	$18,364

Expenses:
Mortality and expense risk and administrative charges	21,210	31,766	33,284	5,987	26,044

Net investment (loss) gain	(4,549)	25,787	(19,753)	(4,645)	(7,680)

Realized and unrealized gain (loss) on investments
Capital gains distributions	14,913	—	62,539	10,297	4,645

Net realized gain (loss) from shares sold	499,856	(50,499)	66,720	(13,586)	80,371

Net unrealized (depreciation) appreciation on investments	(200,820)	130,939	183,880	51,083	248,155

Net realized and unrealized gain on investments	313,949	80,440	313,139	47,794	333,171

Increase in net assets resulting from operations	$309,400	$106,227	$293,386	$43,149	$325,491

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	Fidelity VIP Real Estate Portfolio	Fidelity VIP Value Strategies Portfolio	Franklin Templeton VIP Allocation	Franklin Templeton VIP Developing Market	Franklin Templeton VIP Foreign Securities
Investment income:
Dividend income	$2,347	$1,595	$59	$728	$35,041

Expenses:
Mortality and expense risk and administrative charges	1,426	2,491	63	522	14,770

Net investment gain (loss)	921	(896)	(4)	206	20,271

Realized and unrealized gain (loss) on investments
Capital gains distributions	4,419	5,565	74	28	—

Net realized (loss) gain from shares sold	(707)	16,495	(28)	(93)	(14,171)

Net unrealized appreciation (depreciation) on investments	4,448	(824)	520	3,737	172,491

Net realized and unrealized gain on investments	8,160	21,236	566	3,672	158,320

Increase in net assets resulting from operations	$9,081	$20,340	$562	$3,878	$178,591

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	Franklin Templeton VIP Global Bond	Franklin Templeton VIP Global Discovery Securities	Franklin Templeton VIP Global Real Estate	Franklin Templeton VIP Mutual Global Discovery Securities	Franklin Templeton VIP Mutual Shares Securities
Investment income:
Dividend income	$—	$19,473	$8,000	$—	$10,665

Expenses:
Mortality and expense risk and administrative charges	331	10,318	3,850	—	7,946

Net investment (loss) gain	(331)	9,155	4,150	—	2,719

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	38,224	—	—	49,088

Net realized loss from shares sold	(2,778)	(3,855)	(9,806)	—	(61,788)

Net unrealized appreciation on investments	3,295	86,390	33,266	—	63,894

Net realized and unrealized gain on investments	517	120,759	23,460	—	51,194

Increase in net assets resulting from operations	$186	$129,914	$27,610	$—	$53,913

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	Franklin Templeton VIP Rising Dividends	Franklin Templeton VIP Small Cap Value	Franklin Templeton VIP Small- Midcap Growth II	Franklin Templeton VIP Small- Midcap Growth IV	Franklin Templeton VIP US Government
Investment income:
Dividend income	$1,422	$1,454	$—	$—	$10,632

Expenses:
Mortality and expense risk and administrative charges	2,305	4,154	4,641	946	4,586

Net investment (loss) gain	(883)	(2,700)	(4,641)	(946)	6,046

Realized and unrealized gain (loss) on investments
Capital gains distributions	17,572	15,760	—	—	—

Net realized loss from shares sold	(308)	(19,445)	(13,199)	(1,463)	(18,650)

Net unrealized (depreciation) appreciation on investments	(325)	33,882	93,191	17,452	22,497

Net realized and unrealized gain on investments	16,939	30,197	79,992	15,989	3,847

Increase in net assets resulting from operations	$16,056	$27,497	$75,351	$15,043	$9,893

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	Goldman Sachs VIT Equity Index Fund Service Class (5)	Goldman Sachs VIT Growth Opportunities Fund Service Class	Goldman Sachs VIT Small Cap Equity Insights Fund Service Class	Invesco I.O. V.I. Conservative Balanced Fund	Invesco I.O. V.I. Global Strategic Income Fund
Investment income:
Dividend income	$—	$—	$414	$1,142	$—

Expenses:
Mortality and expense risk and administrative charges	1,472	258	687	1,206	5,214

Net investment loss	(1,472)	(258)	(273)	(64)	(5,214)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	133	—	—	—

Net realized gain (loss) from shares sold	24,432	(25)	(224)	(11,934)	(8,435)

Net unrealized appreciation on investments	3,387	3,092	8,728	20,843	38,330

Net realized and unrealized gain on investments	27,819	3,200	8,504	8,909	29,895

Increase in net assets resulting from operations	$26,347	$2,942	$8,231	$8,845	$24,681

(5) On April 21, 2023 the Goldman Sachs VIT Equity Index Fund Service Class was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	Invesco I.O. V.I. Main Street Small Cap Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Discovery Mid Cap Growth Fund II	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Equity & Income Fund
Investment income:
Dividend income	$614	$—	$—	$675	$208

Expenses:
Mortality and expense risk and administrative charges	955	4,234	831	514	152

Net investment (loss) gain	(341)	(4,234)	(831)	161	56

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	3,205	631

Net realized gain (loss) from shares sold	749	(12,197)	(1,706)	9	(2)

Net unrealized appreciation (depreciation) on investments	10,087	50,566	9,211	(605)	326

Net realized and unrealized gain on investments	10,836	38,369	7,505	2,609	955

Increase in net assets resulting from operations	$10,495	$34,135	$6,674	$2,770	$1,011

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities Fund	Invesco V.I. Health Care Fund	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund
Investment income:
Dividend income	$—	$574	$—	$1,576	$—

Expenses:
Mortality and expense risk and administrative charges	4	437	17,035	426	180

Net investment (loss) gain	(4)	137	(17,035)	1,150	(180)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	—	10

Net realized loss from shares sold	(155)	(44)	(20,239)	(77)	(59)

Net unrealized appreciation on investments	240	853	47,503	1,389	2,172

Net realized and unrealized gain on investments	85	809	27,264	1,312	2,123

Increase in net assets resulting from operations	$81	$946	$10,229	$2,462	$1,943

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	Invesco V.I. Technology Fund	JP Morgan Insurance Trust Small Cap Core Portfolio (6)	LVIP JPMorgan Small Cap Core Fund - Standard Class (6)	Neuberger Berman Trust Mid Cap Growth Class S	Neuberger Berman Trust Mid Cap Growth Portfolio
Investment income:
Dividend income	$—	$4,028	$5,957	$—	$—

Expenses:
Mortality and expense risk and administrative charges	10,552	3,350	6,909	3,837	7,268

Net investment (loss) gain	(10,552)	678	(952)	(3,837)	(7,268)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	6,391	—	—	—

Net realized (loss) gain from shares sold	(76,724)	(116,088)	322	(105)	2,850

Net unrealized appreciation on investments	363,810	105,081	84,320	46,473	82,378

Net realized and unrealized gain (loss) on investments	287,086	(4,616)	84,642	46,368	85,228

Increase (decrease) in net assets resulting from operations	$276,534	$(3,938)	$83,690	$42,531	$77,960

(6) On May 1, 2023, the JP Morgan Insurance Trust Small Cap Core Portfolio merged into LVIP JPMorgan Small Cap Core Fund - Standard Class.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	Neuberger Berman Trust Short Duration Bond Portfolio	Neuberger Berman Trust Sustainable Equity Portfolio	T Rowe Price Blue Chip Growth Portfolio	T Rowe Price Equity Income Portfolio	T Rowe Price Health Sciences Portfolio
Investment income:
Dividend income	$104,887	$3,420	$—	$64,445	$—

Expenses:
Mortality and expense risk and administrative charges	33,593	13,760	34,300	47,589	19,736

Net investment gain (loss)	71,294	(10,340)	(34,300)	16,856	(19,736)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	16,136	—	148,208	46,409

Net realized (loss) gain from shares sold	(33,858)	10,349	282,156	20	77,306

Net unrealized appreciation (depreciation) on investments	65,417	206,500	692,075	97,707	(100,054)

Net realized and unrealized gain on investments	31,559	232,985	974,231	245,935	23,661

Increase in net assets resulting from operations	$102,853	$222,645	$939,931	$262,791	$3,925

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	T Rowe Price Mid Cap Growth II	T Rowe Price Moderate Allocation	Touchstone TVST Balanced	Touchstone TVST Bond	Touchstone TVST Common Stock
Investment income:
Dividend income	$—	$5,829	$77,111	$210,107	$52,865

Expenses:
Mortality and expense risk and administrative charges	678	3,476	85,320	66,344	178,221

Net investment (loss) gain	(678)	2,353	(8,209)	143,763	(125,356)

Realized and unrealized gain (loss) on investments
Capital gains distributions	3,310	727	—	—	796,198

Net realized (loss) gain from shares sold	(195)	(914)	(191,098)	(65,797)	711,052

Net unrealized appreciation on investments	5,710	30,371	1,156,334	129,749	1,447,377

Net realized and unrealized gain on investments	8,825	30,184	965,236	63,952	2,954,627

Increase in net assets resulting from operations	$8,147	$32,537	$957,027	$207,715	$2,829,271

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

	Touchstone TVST Small Company	Van Eck VIPT Emerging Markets	Van Eck VIPT Emerging Markets II	Van Eck VIPT Global Resources Fund	Van Eck VIPT Global Resources Fund Class S
Investment income:
Dividend income	$31,961	$36,203	$591	$20,529	$—

Expenses:
Mortality and expense risk and administrative charges	202,798	13,733	251	9,854	228

Net investment (loss) gain	(170,837)	22,470	340	10,675	(228)

Realized and unrealized gain (loss) on investments
Capital gains distributions	65,624	—	—	—	—

Net realized (loss) gain from shares sold	(443,889)	(64,218)	(339)	26,520	2,905

Net unrealized appreciation (depreciation) on investments	2,618,776	117,243	1,382	(70,988)	(3,627)

Net realized and unrealized gain (loss) on investments	2,240,511	53,025	1,043	(44,468)	(722)

Increase (decrease) in net assets resulting from operations	$2,069,674	$75,495	$1,383	$(33,793)	$(950)

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF OPERATIONS

DECEMBER 31, 2023

Van Eck VIPT Unconstrained Emerging Markets
Investment income:
Dividend income	$35,318

Expenses:
Mortality and expense risk and administrative charges	11,890

Net investment gain	23,428

Realized and unrealized gain (loss) on investments
Capital gains distributions	—

Net realized loss from shares sold	(19,571)

Net unrealized appreciation on investments	77,441

Net realized and unrealized gain on investments	57,870

Increase in net assets resulting from operations	$81,298

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	AB VPS Balanced Hedged Allocation Portfolio	AB VPS Discovery Value Portfolio Class A (1)	AB VPS Discovery Value Portfolio Class B (2)	AB VPS International Value B Portfolio	AB VPS International Value Fund
Net investment loss	$(321)	$(4,548)	$(228)	$(157)	$(11,456)

Realized and unrealized gain (loss) on investments
Capital gains distributions	3,423	127,101	3,407	—	—

Net realized loss from shares sold	(264)	(17,001)	(325)	(308)	(9,240)

Net unrealized appreciation on investments	4,402	113,890	2,979	2,712	271,147

Net realized and unrealized gain on investments	7,561	223,990	6,061	2,404	261,907

Increase in net assets resulting from operations	7,240	219,442	5,833	2,247	250,451

Accumulation unit transactions:
Participant deposits	—	4,470	—	—	2,775
Transfers between investment sub-accounts and general account, net	—	—	—	—	—
Transfers between investment subaccounts, net	2,001	36,195	51	—	(172,732)
Net surrenders and lapses	—	(125,437)	(2,172)	(2,997)	(100,975)
Contract benefits	—	(7,762)	—	—	(11,225)
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(3)	(122)	(2)	(1)	(221)
Other	—	(68)	1	(1)	(76)

Total net accumulation unit transactions	1,998	(92,724)	(2,122)	(2,999)	(282,454)

Increase (decrease) in net assets	9,238	126,718	3,711	(752)	(32,003)

Net assets, beginning of period	$63,171	$1,475,565	$39,673	$18,798	$1,920,578

Net assets, end of period	$72,409	$1,602,283	$43,384	$18,046	$1,888,575

(1) On May 1, 2023, the AB VPS Small Midcap Value Fund was renamed to AB VPS Discovery Value Portfolio Class A.

(2) On May 1, 2023, the AB VPS Small Mid Cap was renamed to AB VPS Discovery Value Portfolio Class B.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	AB VPS Relative Value Portfolio (3)	AB VPS Sustainable International Thematic Portfolio	Alger Capital Appreciation Fund	Alger Large Cap Growth Fund	Alger Small Cap Growth Fund
Net investment gain (loss)	$50	$(1,826)	$(18,941)	$(103,341)	$(12,142)

Realized and unrealized gain (loss) on investments
Capital gains distributions	2,692	4,463	—	—	—

Net realized (loss) gain from shares sold	(529)	(7,208)	(18,699)	45,206	(39,645)

Net unrealized appreciation on investments	1,028	19,074	503,933	2,019,703	177,234

Net realized and unrealized gain on investments	3,191	16,329	485,234	2,064,909	137,589

Increase in net assets resulting from operations	3,241	14,503	466,293	1,961,568	125,447

Accumulation unit transactions:
Participant deposits	126	—	1,852	4,651	749
Transfers between investment sub-accounts and general account, net	—	—	—	—	—
Transfers between investment subaccounts, net	250	(559)	(124,909)	78,553	11,329
Net surrenders and lapses	(3,361)	(19,862)	(236,121)	(437,239)	(104,715)
Contract benefits	—	—	(13,291)	(49,000)	—
Loan collateral interest received	—	—	12	—	—
Transfers for policy loans	—	—	(29)	—	—
Contract charges	(64)	(9)	(1,217)	(2,195)	(615)
Other	1	—	(1,612)	683	65

Total net accumulation unit transactions	(3,048)	(20,430)	(375,315)	(404,547)	(93,187)

Increase (decrease) in net assets	193	(5,927)	90,978	1,557,021	32,260

Net assets, beginning of period	$32,769	$133,929	$1,264,866	$6,353,749	$871,097

Net assets, end of period	$32,962	$128,002	$1,355,844	$7,910,770	$903,357

(3) On May 1, 2023, the AB VPS Growth and Income Fund was renamed to AB VPS Relative Value Portfolio.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	Allspring VT Discovery SMID Cap Growth Fund (4)	Allspring VT Opportunity Fund	American Century VP Capital Appreciation Fund	American Century VP Disciplined Core Value Fund	American Century VP Growth
Net investment (loss) gain	$(28,082)	$(26,160)	$(222)	$2,618	$(4,687)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	160,030	23	—	—

Net realized (loss) gain from shares sold	(114,032)	11,983	(40)	(58,081)	4,315

Net unrealized appreciation on investments	485,165	269,215	3,043	179,646	116,414

Net realized and unrealized gain on investments	371,133	441,228	3,026	121,565	120,729

Increase in net assets resulting from operations	343,051	415,068	2,804	124,183	116,042

Accumulation unit transactions:
Participant deposits	4,654	200	—	210	—
Transfers between investment sub-accounts and general account, net	—	—	—	1	—
Transfers between investment subaccounts, net	25,542	(48,303)	262	13,173	(632)
Net surrenders and lapses	(167,351)	(120,489)	—	(164,809)	(35,358)
Contract benefits	(10,487)	(3,492)	—	(6,147)	—
Loan collateral interest received	12	—	—	6	—
Transfers for policy loans	(23)	(7)	—	(9)	—
Contract charges	(787)	(2,258)	—	(548)	(6)
Other	291	(629)	—	72	(1)

Total net accumulation unit transactions	(148,149)	(174,978)	262	(158,051)	(35,997)

Increase (decrease) in net assets	194,902	240,090	3,066	(33,868)	80,045

Net assets, beginning of period	$1,904,436	$1,761,402	$14,689	$1,901,879	$297,814

Net assets, end of period	$2,099,338	$2,001,492	$17,755	$1,868,011	$377,859

(4) On May 1, 2023, the Allspring VT Discovery Fund was renamed to Allspring VT Discovery SMID Cap Growth Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	American Century VP Inflation Protection Portfolio	American Century VP International Portfolio	American Century VP Large Company Value	American Century VP Ultra Class 2	American Century VP Ultra Portfolio
Net investment gain (loss)	$13,508	$406	$591	$(5,341)	$(2,046)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	1,544	28,100	11,677

Net realized (loss) gain from shares sold	(12,268)	(9,829)	93	9,653	5,499

Net unrealized appreciation (depreciation) on investments	11,258	284,442	(898)	99,918	33,298

Net realized and unrealized (loss) gain on investments	(1,010)	274,613	739	137,671	50,474

Increase in net assets resulting from operations	12,498	275,019	1,330	132,330	48,428

Accumulation unit transactions:
Participant deposits	1,634	3,847	—	—	40
Transfers between investment sub-accounts and general account, net	—	—	—	—	—
Transfers between investment subaccounts, net	17,245	(30,215)	—	(2,790)	83,616
Net surrenders and lapses	(69,292)	(157,273)	—	(40,993)	(35,674)
Contract benefits	(26,805)	(21,103)	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(353)	(470)	—	—	(45)
Other	113	(169)	(1)	—	157

Total net accumulation unit transactions	(77,458)	(205,383)	(1)	(43,783)	48,094

(Decrease) increase in net assets	(64,960)	69,636	1,329	88,547	96,522

Net assets, beginning of period	$649,525	$2,510,995	$56,673	$338,579	$84,209

Net assets, end of period	$584,565	$2,580,631	$58,002	$427,126	$180,731

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	American Century VP Value Class 2	American Century VP Value Portfolio	American Funds AFIS American High- Income Trust	American Funds AFIS Asset Allocation Fund	American Funds AFIS Capital World Bond Fund
Net investment gain (loss)	$152	$22,993	$2,302	$407	$(177)

Realized and unrealized gain (loss) on investments
Capital gains distributions	1,570	190,008	—	5,261	—

Net realized gain (loss) from shares sold	1,595	150,630	(338)	(3,341)	(48)

Net unrealized (depreciation) appreciation on investments	(2,053)	(192,253)	2,941	9,415	786

Net realized and unrealized gain on investments	1,112	148,385	2,603	11,335	738

Increase in net assets resulting from operations	1,264	171,378	4,905	11,742	561

Accumulation unit transactions:
Participant deposits	—	7,160	—	1,300	—
Transfers between investment sub-accounts and general account, net	—	—	—	—	—
Transfers between investment subaccounts, net	253	(33,626)	(104)	2,941	—
Net surrenders and lapses	(6,947)	(228,814)	(1,459)	(1,686)	—
Contract benefits	—	(25,730)	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	(14)	—	—	—
Contract charges	(10)	(1,256)	(8)	(21)	—
Other	—	(611)	(1)	2,932	1

Total net accumulation unit transactions	(6,704)	(282,891)	(1,572)	5,466	1

(Decrease) increase in net assets	(5,440)	(111,513)	3,333	17,208	562

Net assets, beginning of period	$22,525	$2,506,231	$46,938	$81,468	$12,685

Net assets, end of period	$17,085	$2,394,718	$50,271	$98,676	$13,247

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	American Funds AFIS Capital World Growth & Income Fund	American Funds AFIS Global Small Capitalization Fund	American Funds AFIS Growth- Income Fund	American Funds AFIS New World Fund	Blackrock Advantage SMID Cap V.I. Fund
Net investment gain (loss)	$293	$(409)	$(283)	$(100)	$52

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	395	8,027	—	—

Net realized (loss) gain from shares sold	(247)	(595)	1,097	(1,320)	(2,936)

Net unrealized appreciation on investments	14,462	4,608	23,762	2,582	4,813

Net realized and unrealized gain on investments	14,215	4,408	32,886	1,262	1,877

Increase in net assets resulting from operations	14,508	3,999	32,603	1,162	1,929

Accumulation unit transactions:
Participant deposits	—	—	—	650	—
Transfers between investment sub-accounts and general account, net	—	—	—	—	—
Transfers between investment subaccounts, net	537	(38)	(784)	(134)	14
Net surrenders and lapses	(3,563)	(65)	(4,797)	(11,150)	(3,554)
Contract benefits	—	—	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(38)	(15)	(36)	(5)	(3)
Other	—	(1)	1	233	(1)

Total net accumulation unit transactions	(3,064)	(119)	(5,616)	(10,406)	(3,544)

Increase (decrease) in net assets	11,444	3,880	26,987	(9,244)	(1,615)

Net assets, beginning of period	$78,005	$28,295	$137,704	$13,615	$12,843

Net assets, end of period	$89,449	$32,175	$164,691	$4,371	$11,228

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	Blackrock Equity Dividend V.I. Fund	Blackrock Global Allocation V.I. Fund	Blackrock Government Money Market V.I. Fund	BNY Mellon Appreciation Portfolio	BNY Mellon Opportunistic Small Cap Portfolio
Net investment gain (loss)	$1,033	$—	$18,890	$(1,653)	$(1,737)

Realized and unrealized gain (loss) on investments
Capital gains distributions	13,063	—	—	21,662	3,845

Net realized loss from shares sold	(3,934)	—	—	(9,361)	(17,951)

Net unrealized appreciation on investments	17,072	—	—	32,032	24,387

Net realized and unrealized gain on investments	26,201	—	—	44,333	10,281

Increase in net assets resulting from operations	27,234	—	18,890	42,680	8,544

Accumulation unit transactions:
Participant deposits	—	—	—	1,140	700
Transfers between investment sub-accounts and general account, net	—	—	47,167	—	—
Transfers between investment subaccounts, net	(233)	—	130,509	(8,041)	(37,229)
Net surrenders and lapses	(27,097)	—	(163,155)	(42,217)	(2,657)
Contract benefits	—	—	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(5)	—	(14)	(157)	(213)
Other	1	—	341,492	10	—

Total net accumulation unit transactions	(27,334)	—	355,999	(49,265)	(39,399)

(Decrease) increase in net assets	(100)	—	374,889	(6,585)	(30,855)

Net assets, beginning of period	$276,078	$—	$275,711	$240,704	$170,268

Net assets, end of period	$275,978	$—	$650,600	$234,119	$139,413

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	DWS CROCI® U.S. VIP	DWS Small Cap Index Fund	DWS Small Mid Cap Value Portfolio	Fidelity VIP Contrafund Class 2 Portfolio
Net investment loss	$(1,430)	$(5)	$(10)	$(6,046)	$(62,721)

Realized and unrealized gain (loss) on investments
Capital gains distributions	27,566	—	812	40,082	242,113

Net realized gain (loss) from shares sold	4,570	(316)	(4,267)	(15,074)	202,447

Net unrealized appreciation on investments	15,368	23,763	7,058	107,899	1,508,001

Net realized and unrealized gain on investments	47,504	23,447	3,603	132,907	1,952,561

Increase in net assets resulting from operations	46,074	23,442	3,593	126,861	1,889,840

Accumulation unit transactions:
Participant deposits	—	372	—	1,477	6,432
Transfers between investment sub-accounts and general account, net	—	—	—	—	—
Transfers between investment subaccounts, net	2,102	(870)	1,631	16,652	(68,419)
Net surrenders and lapses	(22,853)	(3,742)	(9,197)	(51,860)	(633,037)
Contract benefits	—	—	—	(7,271)	(52,269)
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(31)	(183)	(59)	(196)	(4,028)
Other	(1)	(1)	1	(102)	(240)

Total net accumulation unit transactions	(20,783)	(4,424)	(7,624)	(41,300)	(751,561)

Increase (decrease) in net assets	25,291	19,018	(4,031)	85,561	1,138,279

Net assets, beginning of period	$213,935	$127,587	$32,146	$1,007,461	$6,268,104

Net assets, end of period	$239,226	$146,605	$28,115	$1,093,022	$7,406,383

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	Fidelity VIP Contrafund Initial Class	Fidelity VIP Disciplined Small Cap Fund	Fidelity VIP Dynamic Capital Appreciation Fund	Fidelity VIP Equity Income Portfolio	Fidelity VIP Freedom Income
Net investment (loss) gain	$(3,155)	$(1,881)	$(4,880)	$20,924	$1,638

Realized and unrealized gain (loss) on investments
Capital gains distributions	10,391	—	23,744	123,184	—

Net realized gain (loss) from shares sold	3,615	(2,968)	18,913	48,296	(50)

Net unrealized appreciation on investments	65,367	62,025	61,904	187,641	2,096

Net realized and unrealized gain on investments	79,373	59,057	104,561	359,121	2,046

Increase in net assets resulting from operations	76,218	57,176	99,681	380,045	3,684

Accumulation unit transactions:
Participant deposits	160	—	—	12,225	—
Transfers between investment sub-accounts and general account, net	—	—	—	(12,000)	—
Transfers between investment subaccounts, net	(4,864)	(92,407)	(146,179)	(88,882)	651
Net surrenders and lapses	(17,685)	(29,563)	(33,471)	(539,474)	—
Contract benefits	—	—	—	(18,150)	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(20)	—	(24)	(1,813)	(2)
Other	—	(1)	—	359	1

Total net accumulation unit transactions	(22,409)	(121,971)	(179,674)	(647,735)	650

Increase (decrease) in net assets	53,809	(64,795)	(79,993)	(267,690)	4,334

Net assets, beginning of period	$258,627	$343,326	$424,763	$4,520,845	$59,478

Net assets, end of period	$312,436	$278,531	$344,770	$4,253,155	$63,812

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	Fidelity VIP Government Money Market Portfolio	Fidelity VIP Growth Opportunities Fund	Fidelity VIP Growth Portfolio	Fidelity VIP High Income Portfolio	Fidelity VIP Index 500 II Portfolio
Net investment gain (loss)	$123,817	$(2,370)	$(83,316)	$63,966	$9,077

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	305,609	—	96,068

Net realized gain (loss) from shares sold	—	1,892	235,292	(55,643)	737,889

Net unrealized appreciation on investments	—	61,200	1,492,705	131,434	1,411,589

Net realized and unrealized gain on investments	—	63,092	2,033,606	75,791	2,245,546

Increase in net assets resulting from operations	123,817	60,722	1,950,290	139,757	2,254,623

Accumulation unit transactions:
Participant deposits	25,189	—	3,206	1,715	10,865
Transfers between investment sub-accounts and general account, net	129,057	—	—	—	—
Transfers between investment subaccounts, net	1,078,761	(700)	(303,917)	16,053	200,321
Net surrenders and lapses	(1,908,419)	(8,672)	(278,430)	(338,967)	(865,151)
Contract benefits	(61,097)	—	(16,491)	(20,190)	(83,588)
Loan collateral interest received	190	—	—	24	6
Transfers for policy loans	(438)	—	—	(24)	(11)
Contract charges	(2,611)	(33)	(1,633)	(1,057)	(3,077)
Other	(908)	1	1,534	305	(250)

Total net accumulation unit transactions	(740,276)	(9,404)	(595,731)	(342,141)	(740,885)

(Decrease) increase in net assets	(616,459)	51,318	1,354,559	(202,384)	1,513,738

Net assets, beginning of period	$4,000,418	$143,113	$5,907,679	$1,772,485	$9,673,112

Net assets, end of period	$3,383,959	$194,431	$7,262,238	$1,570,101	$11,186,850

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	Fidelity VIP Index 500 Initial Class	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Mid Cap Class 2 Portfolio	Fidelity VIP Mid Cap Service Class	Fidelity VIP Overseas Portfolio
Net investment (loss) gain	$(4,549)	$25,787	$(19,753)	$(4,645)	$(7,680)

Realized and unrealized gain (loss) on investments
Capital gains distributions	14,913	—	62,539	10,297	4,645

Net realized gain (loss) from shares sold	499,856	(50,499)	66,720	(13,586)	80,371

Net unrealized (depreciation) appreciation on investments	(200,820)	130,939	183,880	51,083	248,155

Net realized and unrealized gain on investments	313,949	80,440	313,139	47,794	333,171

Increase in net assets resulting from operations	309,400	106,227	293,386	43,149	325,491

Accumulation unit transactions:
Participant deposits	810	9,766	2,128	325	795
Transfers between investment sub-accounts and general account, net	—	—	—	—	—
Transfers between investment subaccounts, net	(4,552)	81,854	(22,435)	2,057	(75,839)
Net surrenders and lapses	(672,635)	(264,336)	(229,124)	(130,047)	(258,396)
Contract benefits	—	(26,915)	(139,139)	—	(13,993)
Loan collateral interest received	—	12	—	—	—
Transfers for policy loans	—	(12)	—	—	—
Contract charges	(14)	(921)	(980)	(6)	(992)
Other	4,418	(553)	3,850	1,290	(61)

Total net accumulation unit transactions	(671,973)	(201,105)	(385,700)	(126,381)	(348,486)

Decrease in net assets	(362,573)	(94,878)	(92,314)	(83,232)	(22,995)

Net assets, beginning of period	$1,466,580	$2,364,834	$2,482,979	$451,808	$1,886,232

Net assets, end of period	$1,104,007	$2,269,956	$2,390,665	$368,576	$1,863,237

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	Fidelity VIP Real Estate Portfolio	Fidelity VIP Value Strategies Portfolio	Franklin Templeton VIP Allocation	Franklin Templeton VIP Developing Market	Franklin Templeton VIP Foreign Securities
Net investment gain (loss)	$921	$(896)	$(4)	$206	$20,271

Realized and unrealized gain (loss) on investments
Capital gains distributions	4,419	5,565	74	28	—

Net realized (loss) gain from shares sold	(707)	16,495	(28)	(93)	(14,171)

Net unrealized appreciation (depreciation) on investments	4,448	(824)	520	3,737	172,491

Net realized and unrealized gain on investments	8,160	21,236	566	3,672	158,320

Increase in net assets resulting from operations	9,081	20,340	562	3,878	178,591

Accumulation unit transactions:
Participant deposits	325	—	—	—	3,433
Transfers between investment sub-accounts and general account, net	—	—	—	—	—
Transfers between investment subaccounts, net	658	(37,778)	—	(621)	(45,413)
Net surrenders and lapses	(8,298)	(84,663)	—	—	(206,107)
Contract benefits	—	—	—	—	(7,979)
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(12)	(118)	—	—	(455)
Other	—	(1)	—	1	338

Total net accumulation unit transactions	(7,327)	(122,560)	—	(620)	(256,183)

Increase (decrease) in net assets	1,754	(102,220)	562	3,258	(77,592)

Net assets, beginning of period	$102,571	$250,768	$4,308	$35,700	$1,055,128

Net assets, end of period	$104,325	$148,548	$4,870	$38,958	$977,536

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	Franklin Templeton VIP Global Bond	Franklin Templeton VIP Global Discovery Securities	Franklin Templeton VIP Global Real Estate	Franklin Templeton VIP Mutual Global Discovery Securities	Franklin Templeton VIP Mutual Shares Securities
Net investment (loss) gain	$(331)	$9,155	$4,150	$—	$2,719

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	38,224	—	—	49,088

Net realized loss from shares sold	(2,778)	(3,855)	(9,806)	—	(61,788)

Net unrealized appreciation on investments	3,295	86,390	33,266	—	63,894

Net realized and unrealized gain on investments	517	120,759	23,460	—	51,194

Increase in net assets resulting from operations	186	129,914	27,610	—	53,913

Accumulation unit transactions:
Participant deposits	—	7,266	421	—	1,199
Transfers between investment sub-accounts and general account, net	—	—	—	—	—
Transfers between investment subaccounts, net	(226)	(27,736)	18,385	—	(238)
Net surrenders and lapses	(9,280)	(37,737)	(20,678)	—	(170,349)
Contract benefits	—	—	—	—	(17,123)
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(10)	(336)	(172)	—	(446)
Other	—	95	(42)	—	(200)

Total net accumulation unit transactions	(9,516)	(58,448)	(2,086)	—	(187,157)

(Decrease) increase in net assets	(9,330)	71,466	25,524	—	(133,244)

Net assets, beginning of period	$31,644	$724,894	$272,520	$—	$603,597

Net assets, end of period	$22,314	$796,360	$298,044	$—	$470,353

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	Franklin Templeton VIP Rising Dividends	Franklin Templeton VIP Small Cap Value	Franklin Templeton VIP Small- Midcap Growth II	Franklin Templeton VIP Small- Midcap Growth IV	Franklin Templeton VIP US Government
Net investment (loss) gain	$(883)	$(2,700)	$(4,641)	$(946)	$6,046

Realized and unrealized gain (loss) on investments
Capital gains distributions	17,572	15,760	—	—	—

Net realized loss from shares sold	(308)	(19,445)	(13,199)	(1,463)	(18,650)

Net unrealized (depreciation) appreciation on investments	(325)	33,882	93,191	17,452	22,497

Net realized and unrealized gain on investments	16,939	30,197	79,992	15,989	3,847

Increase in net assets resulting from operations	16,056	27,497	75,351	15,043	9,893

Accumulation unit transactions:
Participant deposits	890	1,198	—	—	180
Transfers between investment sub- accounts and general account, net	—	—	—	—	—
Transfers between investment subaccounts, net	(115)	(98,028)	313	426	4,059
Net surrenders and lapses	(15,448)	(17,601)	(25,639)	(3,101)	(88,516)
Contract benefits	—	—	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(15)	(79)	(30)	—	(128)
Other	(1)	(1)	40	—	(20)

Total net accumulation unit transactions	(14,689)	(114,511)	(25,316)	(2,675)	(84,425)

Increase (decrease) in net assets	1,367	(87,014)	50,035	12,368	(74,532)

Net assets, beginning of period	$165,159	$376,578	$309,571	$62,068	$365,620

Net assets, end of period	$166,526	$289,564	$359,606	$74,436	$291,088

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	Goldman Sachs VIT Equity Index Fund Service Class (5)	Goldman Sachs VIT Growth Opportunities Fund Service Class	Goldman Sachs VIT Small Cap Equity Insights Fund Service Class	Invesco I.O. V.I. Conservative Balanced Fund	Invesco I.O. V.I. Global Strategic Income Fund
Net investment loss	$(1,472)	$(258)	$(273)	$(64)	$(5,214)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	133	—	—	—

Net realized gain (loss) from shares sold	24,432	(25)	(224)	(11,934)	(8,435)

Net unrealized appreciation on investments	3,387	3,092	8,728	20,843	38,330

Net realized and unrealized gain on investments	27,819	3,200	8,504	8,909	29,895

Increase in net assets resulting from operations	26,347	2,942	8,231	8,845	24,681

Accumulation unit transactions:
Participant deposits	—	—	—	—	—
Transfers between investment sub-accounts and general account, net	—	—	—	—	—
Transfers between investment subaccounts, net	—	—	1,640	2,337	(16,620)
Net surrenders and lapses	(14,171)	—	—	(88,223)	(16,369)
Contract benefits	—	—	—	(9,872)	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	—	(3)	(21)	(64)	(414)
Other	(341,464)	2	—	795	—

Total net accumulation unit transactions	(355,635)	(1)	1,619	(95,027)	(33,403)

(Decrease) increase in net assets	(329,288)	2,941	9,850	(86,182)	(8,722)

Net assets, beginning of period	$329,288	$17,505	$46,006	$152,858	$376,860

Net assets, end of period	$—	$20,446	$55,856	$66,676	$368,138

(5) On April 21, 2023 the Goldman Sachs VIT Equity Index Fund Service Class was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	Invesco I.O. V.I. Main Street Small Cap Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Discovery Mid Cap Growth Fund II	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Equity & Income Fund
Net investment (loss) gain	$(341)	$(4,234)	$(831)	$161	$56

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	3,205	631

Net realized gain (loss) from shares sold	749	(12,197)	(1,706)	9	(2)

Net unrealized appreciation (depreciation) on investments	10,087	50,566	9,211	(605)	326

Net realized and unrealized gain on investments	10,836	38,369	7,505	2,609	955

Increase in net assets resulting from operations	10,495	34,135	6,674	2,770	1,011

Accumulation unit transactions:
Participant deposits	—	—	—	—	—
Transfers between investment sub-accounts and general account, net	—	—	—	—	—
Transfers between investment subaccounts, net	1,234	9,722	1,525	563	1,020
Net surrenders and lapses	(10,366)	(33,056)	(5,144)	—	—
Contract benefits	—	—	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(6)	(124)	(15)	(3)	—
Other	—	(22)	—	(1)	2

Total net accumulation unit transactions	(9,138)	(23,480)	(3,634)	559	1,022

Increase in net assets	1,357	10,655	3,040	3,329	2,033

Net assets, beginning of period	$69,971	$305,761	$59,317	$36,936	$10,528

Net assets, end of period	$71,328	$316,416	$62,357	$40,265	$12,561

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities Fund	Invesco V.I. Health Care Fund	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund
Net investment (loss) gain	$(4)	$137	$(17,035)	$1,150	$(180)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	—	—	—	10

Net realized loss from shares sold	(155)	(44)	(20,239)	(77)	(59)

Net unrealized appreciation on investments	240	853	47,503	1,389	2,172

Net realized and unrealized gain on investments	85	809	27,264	1,312	2,123

Increase in net assets resulting from operations	81	946	10,229	2,462	1,943

Accumulation unit transactions:
Participant deposits	—	320	535	—	—
Transfers between investment sub-accounts and general account, net	—	—	(13,000)	—	—
Transfers between investment subaccounts, net	(92)	111	(4,526)	—	5
Net surrenders and lapses	(1,688)	—	(214,225)	—	—
Contract benefits	—	—	(27,141)	—	—
Loan collateral interest received	—	—	12	—	—
Transfers for policy loans	—	—	(19)	—	—
Contract charges	(2)	(10)	(424)	—	(3)
Other	1	—	(239)	—	1

Total net accumulation unit transactions	(1,781)	421	(259,027)	—	3

(Decrease) increase in net assets	(1,700)	1,367	(248,798)	2,462	1,946

Net assets, beginning of period	$1,700	$31,059	$1,360,537	$29,809	$11,979

Net assets, end of period	$—	$32,426	$1,111,739	$32,271	$13,925

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	Invesco V.I. Technology Fund	JP Morgan Insurance Trust Small Cap Core Portfolio (6)	LVIP JPMorgan Small Cap Core Fund - Standard Class (6)	Neuberger Berman Trust Mid Cap Growth Class S	Neuberger Berman Trust Mid Cap Growth Portfolio
Net investment (loss) gain	$(10,552)	$678	$(952)	$(3,837)	$(7,268)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	6,391	—	—	—

Net realized (loss) gain from shares sold	(76,724)	(116,088)	322	(105)	2,850

Net unrealized appreciation on investments	363,810	105,081	84,320	46,473	82,378

Net realized and unrealized gain (loss) on investments	287,086	(4,616)	84,642	46,368	85,228

Increase (decrease) in net assets resulting from operations	276,534	(3,938)	83,690	42,531	77,960

Accumulation unit transactions:
Participant deposits	—	2,527	625	1,931	3,423
Transfers between investment sub-accounts and general account, net	—	—	—	—	—
Transfers between investment subaccounts, net	(11,444)	(707,093)	705,731	11,167	(22,978)
Net surrenders and lapses	(95,412)	(3,586)	(5,326)	(14,910)	(4,995)
Contract benefits	(6,010)	—	(4,514)	—	—
Loan collateral interest received	24	—	—	—	—
Transfers for policy loans	(39)	(6)	—	—	—
Contract charges	(397)	(151)	(107)	(118)	(40)
Other	(124)	(6)	(801)	(67)	56

Total net accumulation unit transactions	(113,402)	(708,315)	695,608	(1,997)	(24,534)

Increase (decrease) in net assets	163,132	(712,253)	779,298	40,534	53,426

Net assets, beginning of period	$650,748	$712,253	$—	$258,511	$485,006

Net assets, end of period	$813,880	$—	$779,298	$299,045	$538,432

(6) On May 1, 2023, the JP Morgan Insurance Trust Small Cap Core Portfolio merged into LVIP JPMorgan Small Cap Core Fund - Standard Class.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	Neuberger Berman Trust Short Duration Bond Portfolio	Neuberger Berman Trust Sustainable Equity Portfolio	T Rowe Price Blue Chip Growth Portfolio	T Rowe Price Equity Income Portfolio	T Rowe Price Health Sciences Portfolio
Net investment gain (loss)	$71,294	$(10,340)	$(34,300)	$16,856	$(19,736)

Realized and unrealized gain (loss) on investments
Capital gains distributions	—	16,136	—	148,208	46,409

Net realized (loss) gain from shares sold	(33,858)	10,349	282,156	20	77,306

Net unrealized appreciation (depreciation) on investments	65,417	206,500	692,075	97,707	(100,054)

Net realized and unrealized gain on investments	31,559	232,985	974,231	245,935	23,661

Increase in net assets resulting from operations	102,853	222,645	939,931	262,791	3,925

Accumulation unit transactions:
Participant deposits	5,928	1,741	4,552	3,358	5,748
Transfers between investment sub-accounts and general account, net	—	—	—	—	—
Transfers between investment subaccounts, net	89,889	(4,453)	(128,415)	89,656	(128,077)
Net surrenders and lapses	(354,046)	(41,514)	(302,268)	(194,671)	(172,202)
Contract benefits	(25,137)	(23,984)	(50,739)	(30,543)	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(645)	(202)	(561)	(1,231)	(795)
Other	(34)	(184)	310	(55)	(945)

Total net accumulation unit transactions	(284,045)	(68,596)	(477,121)	(133,486)	(296,271)

(Decrease) increase in net assets	(181,192)	154,049	462,810	129,305	(292,346)

Net assets, beginning of period	$2,487,113	$920,312	$2,085,169	$3,486,106	$1,545,592

Net assets, end of period	$2,305,921	$1,074,361	$2,547,979	$3,615,411	$1,253,246

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	T Rowe Price Mid Cap Growth II	T Rowe Price Moderate Allocation	Touchstone TVST Balanced	Touchstone TVST Bond	Touchstone TVST Common Stock
Net investment (loss) gain	$(678)	$2,353	$(8,209)	$143,763	$(125,356)

Realized and unrealized gain (loss) on investments
Capital gains distributions	3,310	727	—	—	796,198

Net realized (loss) gain from shares sold	(195)	(914)	(191,098)	(65,797)	711,052

Net unrealized appreciation on investments	5,710	30,371	1,156,334	129,749	1,447,377

Net realized and unrealized gain on investments	8,825	30,184	965,236	63,952	2,954,627

Increase in net assets resulting from operations	8,147	32,537	957,027	207,715	2,829,271

Accumulation unit transactions:
Participant deposits	325	350	6,817	13,612	23,172
Transfers between investment sub-accounts and general account, net	—	—	—	—	—
Transfers between investment subaccounts, net	439	2,308	(252,527)	200,595	(189,263)
Net surrenders and lapses	383	(4,239)	(591,648)	(673,490)	(1,435,175)
Contract benefits	—	—	(172,480)	(38,952)	(209,682)
Loan collateral interest received	—	—	—	765	—
Transfers for policy loans	—	—	—	(1,379)	(8)
Contract charges	(7)	(497)	(3,576)	(1,735)	(4,504)
Other	268	2	(3,461)	(79)	7,790

Total net accumulation unit transactions	1,408	(2,076)	(1,016,875)	(500,663)	(1,807,670)

Increase (decrease) in net assets	9,555	30,461	(59,848)	(292,948)	1,021,601

Net assets, beginning of period	$43,380	$237,698	$6,115,995	$4,927,101	$12,082,666

Net assets, end of period	$52,935	$268,159	$6,056,147	$4,634,153	$13,104,267

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

	Touchstone TVST Small Company	Van Eck VIPT Emerging Markets	Van Eck VIPT Emerging Markets II	Van Eck VIPT Global Resources Fund	Van Eck VIPT Global Resources Fund Class S
Net investment (loss) gain	$(170,837)	$22,470	$340	$10,675	$(228)

Realized and unrealized gain (loss) on investments
Capital gains distributions	65,624	—	—	—	—

Net realized (loss) gain from shares sold	(443,889)	(64,218)	(339)	26,520	2,905

Net unrealized appreciation (depreciation) on investments	2,618,776	117,243	1,382	(70,988)	(3,627)

Net realized and unrealized gain (loss) on investments	2,240,511	53,025	1,043	(44,468)	(722)

Increase (decrease) in net assets resulting from operations	2,069,674	75,495	1,383	(33,793)	(950)

Accumulation unit transactions:
Participant deposits	14,298	2,505	—	803	—
Transfers between investment sub-accounts and general account, net	(23,634)	—	—	—	—
Transfers between investment subaccounts, net	44,763	8,853	(62)	5,225	(30,620)
Net surrenders and lapses	(1,000,002)	(78,750)	—	(41,112)	—
Contract benefits	(223,429)	(4,365)	—	(4,318)	—
Loan collateral interest received	12	—	—	—	—
Transfers for policy loans	(42)	—	—	—	—
Contract charges	(6,723)	(191)	(3)	(74)	—
Other	3,997	29	1	6	(1)

Total net accumulation unit transactions	(1,190,760)	(71,919)	(64)	(39,470)	(30,621)

Increase (decrease) in net assets	878,914	3,576	1,319	(73,263)	(31,571)

Net assets, beginning of period	$14,543,957	$990,626	$17,597	$781,536	$31,571

Net assets, end of period	$15,422,871	$994,202	$18,916	$708,273	$—

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2023

Van Eck VIPT Unconstrained Emerging Markets
Net investment gain	$23,428

Realized and unrealized gain (loss) on investments
Capital gains distributions	—

Net realized loss from shares sold	(19,571)

Net unrealized appreciation on investments	77,441

Net realized and unrealized gain on investments	57,870

Increase in net assets resulting from operations	81,298

Accumulation unit transactions:
Participant deposits	2,278
Transfers between investment sub-accounts and general account, net	—
Transfers between investment subaccounts, net	(27,462)
Net surrenders and lapses	(88,769)
Contract benefits	(4,442)
Loan collateral interest received	—
Transfers for policy loans	—
Contract charges	(112)
Other	(1)

Total net accumulation unit transactions	(118,508)

Decrease in net assets	(37,210)

Net assets, beginning of period	$892,482

Net assets, end of period	$855,272

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	AB VPS Balanced Hedged Allocation Portfolio (1)	AB VPS Discovery Value Portfolio Class A (4)	AB VPS Discovery Value Portfolio Class B (5)	AB VPS International Value B Portfolio	AB VPS International Value Fund
Net investment gain (loss)	$1,191	$(4,950)	$(262)	$531	$62,245

Realized and unrealized gain (loss) on investments
Capital gains distributions	7,029	233,512	6,503	—	—

Net realized (loss) gain from shares sold	(420)	34,356	811	(45)	3,543

Net unrealized depreciation on investments	(24,109)	(576,976)	(15,984)	(3,800)	(392,758)

Net realized and unrealized loss on investments	(17,500)	(309,108)	(8,670)	(3,845)	(389,215)

Decrease in net assets resulting from operations	(16,309)	(314,058)	(8,932)	(3,314)	(326,970)

Accumulation unit transactions:
Participant deposits	—	11,540	—	—	6,187
Transfers between investment sub- accounts and general account, net	—	(29,365)	—	—	(34,276)
Transfers between investment subaccounts, net	(768)	(85,109)	478	—	47,083
Net surrenders and lapses	—	(54,560)	(8,594)	—	(47,516)
Contract benefits	—	(4,431)	—	—	(6,380)
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(3)	(125)	—	(1)	(218)
Other	(1)	12	(1)	—	97

Total net accumulation unit transactions	(772)	(162,038)	(8,117)	(1)	(35,023)

Decrease in net assets	(17,081)	(476,096)	(17,049)	(3,315)	(361,993)

Net assets, beginning of period	$80,252	$1,951,661	$56,722	$22,113	$2,282,571

Net assets, end of period	$63,171	$1,475,565	$39,673	$18,798	$1,920,578

(1) On May 1, 2022, the AB VPS Balanced Wealth Strategy Fund was renamed AB VPS Balanced Hedged Allocation Portfolio.

(4) On May 1, 2023, the AB VPS Small Midcap Value Fund was renamed to AB VPS Discovery Value Portfolio Class A.

(5) On May 1, 2023, the AB VPS Small Mid Cap was renamed to AB VPS Discovery Value Portfolio Class B.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	AB VPS Relative Value Portfolio (6)	AB VPS Sustainable International Thematic Portfolio (2)	Alger Capital Appreciation Fund	Alger Large Cap Growth Fund	Alger Small Cap Growth Fund
Net investment gain (loss)	$4	$(1,971)	$(22,616)	$(105,465)	$(14,412)

Realized and unrealized gain (loss) on investments
Capital gains distributions	5,594	22,963	113,547	355,958	161,105

Net realized gain (loss) from shares sold	65	23	36,717	16,254	(7,435)

Net unrealized depreciation on investments	(7,731)	(73,460)	(977,870)	(4,349,099)	(697,450)

Net realized and unrealized loss on investments	(2,072)	(50,474)	(827,606)	(3,976,887)	(543,780)

Decrease in net assets resulting from operations	(2,068)	(52,445)	(850,222)	(4,082,352)	(558,192)

Accumulation unit transactions:
Participant deposits	126	—	7,038	9,519	255
Transfers between investment sub-accounts and general account, net	—	—	(1,953)	(64,544)	—
Transfers between investment subaccounts, net	(1,191)	8,854	60,403	898,148	71,503
Net surrenders and lapses	(2,926)	(7,746)	(560,748)	(315,288)	(68,063)
Contract benefits	—	(484)	(2,355)	(307,133)	(5,766)
Loan collateral interest received	—	—	34	—	—
Transfers for policy loans	—	—	244	—	—
Contract charges	(66)	(10)	(1,303)	(2,310)	(695)
Other	(6)	9	6,374	6,969	932

Total net accumulation unit transactions	(4,063)	623	(492,266)	225,361	(1,834)

Decrease in net assets	(6,131)	(51,822)	(1,342,488)	(3,856,991)	(560,026)

Net assets, beginning of period	$38,900	$185,751	$2,607,354	$10,210,740	$1,431,123

Net assets, end of period	$32,769	$133,929	$1,264,866	$6,353,749	$871,097

(6) On May 1, 2023, the AB VPS Growth and Income Fund was renamed to AB VPS Relative Value Portfolio.

(2) On May 1, 2022, the AB VPS International Growth Fund was renamed AB VPS Sustainable International Thematic Portfolio.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	Allspring VT Discovery SMID Cap Growth Fund (7)	Allspring VT Opportunity Fund	American Century VP Capital Appreciation Fund	American Century VP Disciplined Core Value Fund	American Century VP Growth
Net investment (loss) gain	$(29,770)	$(27,991)	$(217)	$7,507	$(4,726)

Realized and unrealized gain (loss) on investments
Capital gains distributions	751,974	383,453	2,043	505,138	31,429

Net realized (loss) gain from shares sold	(67,009)	39,311	41	39,941	9,346

Net unrealized depreciation on investments	(1,817,215)	(957,645)	(9,000)	(874,887)	(178,580)

Net realized and unrealized loss on investments	(1,132,250)	(534,881)	(6,916)	(329,808)	(137,805)

Decrease in net assets resulting from operations	(1,162,020)	(562,872)	(7,133)	(322,301)	(142,531)

Accumulation unit transactions:
Participant deposits	13,853	2,200	—	1,010	—
Transfers between investment sub-accounts and general account, net	—	—	—	7,900	—
Transfers between investment subaccounts, net	234,477	(23,452)	1,411	(15,998)	343
Net surrenders and lapses	(127,291)	(126,555)	(7,538)	(130,801)	(29,655)
Contract benefits	(30,257)	(269,190)	—	(9,947)	—
Loan collateral interest received	34	—	—	17	—
Transfers for policy loans	257	(7)	—	134	—
Contract charges	(874)	(2,189)	—	(657)	(6)
Other	1,168	3,258	1	738	(1)

Total net accumulation unit transactions	91,367	(415,935)	(6,126)	(147,604)	(29,319)

Decrease in net assets	(1,070,653)	(978,807)	(13,259)	(469,905)	(171,850)

Net assets, beginning of period	$2,975,089	$2,740,209	$27,948	$2,371,784	$469,664

Net assets, end of period	$1,904,436	$1,761,402	$14,689	$1,901,879	$297,814

(7) On May 1, 2023, the Allspring VT Discovery Fund was renamed to Allspring VT Discovery SMID Cap Growth Fund.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	American Century VP Inflation Protection Portfolio	American Century VP International Portfolio	American Century VP Large Company Value	American Century VP Ultra Class 2	American Century VP Ultra Portfolio
Net investment gain (loss)	$27,840	$1,375	$302	$(5,458)	$(1,378)

Realized and unrealized gain (loss) on investments
Capital gains distributions	3,963	388,363	2,906	42,928	10,414

Net realized (loss) gain from shares sold	(4,091)	1,240	123	15,072	1,147

Net unrealized depreciation on investments	(142,539)	(1,218,266)	(4,387)	(222,217)	(52,387)

Net realized and unrealized loss on investments	(142,667)	(828,663)	(1,358)	(164,217)	(40,826)

Decrease in net assets resulting from operations	(114,827)	(827,288)	(1,056)	(169,675)	(42,204)

Accumulation unit transactions:
Participant deposits	6,154	7,098	—	—	40
Transfers between investment sub-accounts and general account, net	10,931	(32,153)	—	—	—
Transfers between investment subaccounts, net	(19,503)	340,424	—	2,919	4,697
Net surrenders and lapses	(64,666)	(105,583)	—	(34,020)	(4,953)
Contract benefits	(2,390)	(5,660)	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(396)	(471)	—	—	(88)
Other	53	17	—	(1)	—

Total net accumulation unit transactions	(69,817)	203,672	—	(31,102)	(304)

Decrease in net assets	(184,644)	(623,616)	(1,056)	(200,777)	(42,508)

Net assets, beginning of period	$834,169	$3,134,611	$57,729	$539,356	$126,717

Net assets, end of period	$649,525	$2,510,995	$56,673	$338,579	$84,209

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	American Century VP Value Class 2	American Century VP Value Portfolio	American Funds AFIS American High-Income Trust	American Funds AFIS Asset Allocation Fund	American Funds AFIS Capital World Bond Fund
Net investment gain (loss)	$152	$17,740	$2,663	$255	$(229)

Realized and unrealized gain (loss) on investments
Capital gains distributions	4,145	211,747	—	18,042	219

Net realized gain (loss) from shares sold	5,240	229,095	(262)	(1,072)	(1,399)

Net unrealized depreciation on investments	(9,857)	(482,212)	(8,264)	(50,512)	(2,750)

Net realized and unrealized loss on investments	(472)	(41,370)	(8,526)	(33,542)	(3,930)

Decrease in net assets resulting from operations	(320)	(23,630)	(5,863)	(33,287)	(4,159)

Accumulation unit transactions:
Participant deposits	—	11,697	—	480	—
Transfers between investment sub-accounts and general account, net	—	(1,360)	—	—	—
Transfers between investment subaccounts, net	(3,907)	(146,934)	(210)	(3,134)	—
Net surrenders and lapses	(29,809)	(182,936)	(1,492)	(120,255)	(35,479)
Contract benefits	—	(1,855)	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	(13)	—	—	—
Contract charges	(10)	(1,402)	(9)	(21)	—
Other	152	65	(1)	(608)	(1)

Total net accumulation unit transactions	(33,574)	(322,738)	(1,712)	(123,538)	(35,480)

Decrease in net assets	(33,894)	(346,368)	(7,575)	(156,825)	(39,639)

Net assets, beginning of period	$56,419	$2,852,599	$54,513	$238,293	$52,324

Net assets, end of period	$22,525	$2,506,231	$46,938	$81,468	$12,685

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	American Funds AFIS Capital World Growth & Income Fund	American Funds AFIS Global Small Capitalization Fund	American Funds AFIS Growth- Income Fund	American Funds AFIS New World Fund	Blackrock Advantage SMID Cap V.I. Fund
Net investment gain (loss)	$547	$(412)	$(610)	$(89)	$43

Realized and unrealized gain (loss) on investments
Capital gains distributions	22,168	10,105	16,412	2,193	211

Net realized (loss) gain from shares sold	(3,944)	(1,011)	2,382	(253)	(212)

Net unrealized depreciation on investments	(40,733)	(20,705)	(52,612)	(9,011)	(2,816)

Net realized and unrealized loss on investments	(22,509)	(11,611)	(33,818)	(7,071)	(2,817)

Decrease in net assets resulting from operations	(21,962)	(12,023)	(34,428)	(7,160)	(2,774)

Accumulation unit transactions:
Participant deposits	—	—	—	240	—
Transfers between investment sub- accounts and general account, net	—	—	—	—	—
Transfers between investment subaccounts, net	(1,459)	1,475	(3,673)	1,575	168
Net surrenders and lapses	(16,545)	(703)	(18,703)	(12,643)	—
Contract benefits	—	—	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(44)	(13)	(42)	(4)	(3)
Other	23	(4)	1	(33)	1

Total net accumulation unit transactions	(18,025)	755	(22,417)	(10,865)	166

Decrease in net assets	(39,987)	(11,268)	(56,845)	(18,025)	(2,608)

Net assets, beginning of period	$117,992	$39,563	$194,549	$31,640	$15,451

Net assets, end of period	$78,005	$28,295	$137,704	$13,615	$12,843

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	Blackrock Equity Dividend V.I. Fund	Blackrock Global Allocation V.I. Fund	Blackrock Government Money Market V.I. Fund	BNY Mellon Appreciation Portfolio	BNY Mellon Opportunistic Small Cap Portfolio
Net investment gain (loss)	$129	$—	$(186)	$(1,794)	$(2,980)

Realized and unrealized gain (loss) on investments
Capital gains distributions	32,351	—	—	73,338	44,016

Net realized gain (loss) from shares sold	827	—	—	(1,644)	(723)

Net unrealized depreciation on investments	(48,635)	—	—	(127,168)	(83,679)

Net realized and unrealized loss on investments	(15,457)	—	—	(55,474)	(40,386)

Decrease in net assets resulting from operations	(15,328)	—	(186)	(57,268)	(43,366)

Accumulation unit transactions:
Participant deposits	—	—	—	1,410	1,485
Transfers between investment sub-accounts and general account, net	—	—	10,641	—	—
Transfers between investment subaccounts, net	(1,087)	—	54,099	(2,416)	136
Net surrenders and lapses	(19,590)	—	(108,674)	(2,368)	(39,564)
Contract benefits	—	—	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(5)	—	(11)	(160)	(273)
Other	—	—	(2)	(8)	—

Total net accumulation unit transactions	(20,682)	—	(43,947)	(3,542)	(38,216)

Decrease in net assets	(36,010)	—	(44,133)	(60,810)	(81,582)

Net assets, beginning of period	$312,088	$—	$319,844	$301,514	$251,850

Net assets, end of period	$276,078	$—	$275,711	$240,704	$170,268

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	DWS CROCI® U.S. VIP	DWS Small Cap Index Fund	DWS Small Mid Cap Value Portfolio	Fidelity VIP Contrafund Class 2 Portfolio
Net investment (loss) gain	$(2,035)	$316	$(320)	$(10,181)	$(63,219)

Realized and unrealized
gain (loss) on investments
Capital gains distributions	16,533	2,542	5,798	16,482	338,719

Net realized gain (loss) from shares sold	1,569	(2,443)	7,012	(29,524)	151,907

Net unrealized depreciation
on investments	(83,387)	(35,109)	(26,451)	(197,205)	(2,908,449)

Net realized and unrealized
loss on investments	(65,285)	(35,010)	(13,641)	(210,247)	(2,417,823)

Decrease in net assets
resulting from operations	(67,320)	(34,694)	(13,961)	(220,428)	(2,481,042)

Accumulation unit transactions:
Participant deposits	—	372	—	2,591	4,310
Transfers between investment sub-
accounts and general account, net	—	—	—	—	—
Transfers between investment subaccounts, net	304	(2,741)	2,960	(56,561)	16,086
Net surrenders and lapses	(1,072)	(54,411)	(41,145)	(40,036)	(599,605)
Contract benefits	—	—	—	(332)	(50,339)
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(63)	(164)	(66)	(223)	(3,917)
Other	1	—	1,906	51	(2,901)

Total net accumulation unit transactions	(830)	(56,944)	(36,345)	(94,510)	(636,366)

Decrease in net assets	(68,150)	(91,638)	(50,306)	(314,938)	(3,117,408)

Net assets, beginning of period	$282,085	$219,225	$82,452	$1,322,399	$9,385,512

Net assets, end of period	$213,935	$127,587	$32,146	$1,007,461	$6,268,104

 The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	Fidelity VIP Contrafund Initial Class	Fidelity VIP Disciplined Small Cap Fund	Fidelity VIP Dynamic Capital Appreciation Fund	Fidelity VIP Equity Income Portfolio	Fidelity VIP Freedom Income
Net investment (loss) gain	$(3,562)	$(2,922)	$(5,960)	$21,885	$331

Realized and unrealized
gain (loss) on investments
Capital gains distributions	14,708	78,487	65,109	153,088	2,206

Net realized gain from shares sold	18,726	1,069	17,138	44,037	3,539

Net unrealized depreciation
on investments	(144,814)	(167,335)	(201,173)	(545,211)	(16,447)

Net realized and unrealized
loss on investments	(111,380)	(87,779)	(118,926)	(348,086)	(10,702)

Decrease in net assets
resulting from operations	(114,942)	(90,701)	(124,886)	(326,201)	(10,371)

Accumulation unit transactions:
Participant deposits	140	—	—	26,834	—
Transfers between investment sub-
accounts and general account, net	—	—	—	—	—
Transfers between investment subaccounts, net	(719)	2,289	(8,329)	(150,400)	(873)
Net surrenders and lapses	(45,465)	(85,686)	(74,364)	(284,933)	—
Contract benefits	(34,214)	—	—	(55,422)	(43,129)
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(26)	(6)	(24)	(2,029)	(2)
Other	622	(1)	2	(3,554)	145

Total net accumulation unit transactions	(79,662)	(83,404)	(82,715)	(469,504)	(43,859)

Decrease in net assets	(194,604)	(174,105)	(207,601)	(795,705)	(54,230)

Net assets, beginning of period	$453,231	$517,431	$632,364	$5,316,550	$113,708

Net assets, end of period	$258,627	$343,326	$424,763	$4,520,845	$59,478

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	Fidelity VIP Government Money Market Portfolio	Fidelity VIP Growth Opportunities Fund	Fidelity VIP Growth Portfolio	Fidelity VIP High Income Portfolio	Fidelity VIP Index 500 II Portfolio
Net investment (loss) gain	$(4,060)	$(2,549)	$(49,586)	$69,478	$5,879

Realized and unrealized
gain (loss) on investments
Capital gains distributions	—	39,604	496,339	—	85,243

Net realized gain (loss) from shares sold	—	10,360	255,518	(46,064)	712,565

Net unrealized depreciation
on investments	—	(149,657)	(2,750,714)	(287,631)	(3,251,325)

Net realized and unrealized
loss on investments	—	(99,693)	(1,998,857)	(333,695)	(2,453,517)

Decrease in net assets
resulting from operations	(4,060)	(102,242)	(2,048,443)	(264,217)	(2,447,638)

Accumulation unit transactions:
Participant deposits	54,749	—	5,992	5,504	15,831
Transfers between investment sub-
accounts and general account, net	164,231	—	638	—	—
Transfers between investment subaccounts, net	(182,357)	16,544	138,610	81,756	(96,227)
Net surrenders and lapses	(644,782)	(48,913)	(462,043)	(139,244)	(632,617)
Contract benefits	(22,035)	—	—	(47,019)	(127,982)
Loan collateral interest received	182	—	—	67	17
Transfers for policy loans	(435)	—	—	562	130
Contract charges	(2,818)	(30)	(1,749)	(1,165)	(3,296)
Other	385	—	(713)	(520)	1,253

Total net accumulation unit transactions	(632,880)	(32,399)	(319,265)	(100,059)	(842,891)

Decrease in net assets	(636,940)	(134,641)	(2,367,708)	(364,276)	(3,290,529)

Net assets, beginning of period	$4,637,358	$277,754	$8,275,387	$2,136,761	$12,963,641

Net assets, end of period	$4,000,418	$143,113	$5,907,679	$1,772,485	$9,673,112

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	Fidelity VIP Index 500 Initial Class	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Mid Cap Class 2 Portfolio	Fidelity VIP Mid Cap Service Class	Fidelity VIP Overseas Portfolio
Net investment (loss) gain	$(3,198)	$20,073	$(24,707)	$(5,197)	$(6,642)

Realized and unrealized
gain (loss) on investments
Capital gains distributions	13,244	145,703	175,237	32,058	18,812

Net realized gain (loss) from shares sold	55,197	(42,381)	29,620	2,214	37,661

Net unrealized depreciation
on investments	(445,828)	(548,892)	(691,988)	(116,352)	(719,166)

Net realized and unrealized
loss on investments	(377,387)	(445,570)	(487,131)	(82,080)	(662,693)

Decrease in net assets
resulting from operations	(380,585)	(425,497)	(511,838)	(87,277)	(669,335)

Accumulation unit transactions:
Participant deposits	380	26,851	3,606	120	2,205
Transfers between investment sub-
accounts and general account, net	—	(25,491)	—	—	—
Transfers between investment subaccounts, net	(13,125)	(32,153)	(136,017)	598	69,435
Net surrenders and lapses	(121,276)	(229,322)	(207,061)	(25,972)	(167,518)
Contract benefits	—	(80,201)	(1,460)	—	(1,469)
Loan collateral interest received	—	34	—	—	—
Transfers for policy loans	—	283	—	—	—
Contract charges	(17)	(1,134)	(1,209)	(6)	(978)
Other	5	2,870	1,763	(1)	1,628

Total net accumulation unit transactions	(134,033)	(338,263)	(340,378)	(25,261)	(96,697)

Decrease in net assets	(514,618)	(763,760)	(852,216)	(112,538)	(766,032)

Net assets, beginning of period	$1,981,198	$3,128,594	$3,335,195	$564,346	$2,652,264

Net assets, end of period	$1,466,580	$2,364,834	$2,482,979	$451,808	$1,886,232

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	Fidelity VIP Real Estate Portfolio	Fidelity VIP Value Strategies Portfolio	Franklin Templeton VIP Allocation	Franklin Templeton VIP Developing Market	Franklin Templeton VIP Foreign Securities
Net investment (loss) gain	$(432)	$(471)	$4	$278	$17,761

Realized and unrealized
gain (loss) on investments
Capital gains distributions	4,132	11,684	425	2,767	—

Net realized (loss) gain from shares sold	(748)	2,590	(23)	(3,102)	(6,610)

Net unrealized depreciation
on investments	(49,221)	(32,963)	(1,311)	(14,975)	(113,971)

Net realized and unrealized
loss on investments	(45,837)	(18,689)	(909)	(15,310)	(120,581)

Decrease in net assets
resulting from operations	(46,269)	(19,160)	(905)	(15,032)	(102,820)

Accumulation unit transactions:
Participant deposits	120	—	—	—	6,980
Transfers between investment sub-
accounts and general account, net	—	639	—	—	—
Transfers between investment subaccounts, net	459	70,890	—	8,440	(1,635)
Net surrenders and lapses	(17,683)	(15,522)	—	(24,377)	(18,325)
Contract benefits	—	—	—	—	(6,526)
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(12)	(107)	—	—	(434)
Other	353	(386)	1	—	(534)

Total net accumulation unit transactions	(16,763)	55,514	1	(15,937)	(20,474)

(Decrease) increase in net assets	(63,032)	36,354	(904)	(30,969)	(123,294)

Net assets, beginning of period	$165,603	$214,414	$5,212	$66,669	$1,178,422

Net assets, end of period	$102,571	$250,768	$4,308	$35,700	$1,055,128

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	Franklin Templeton VIP Global Bond	Franklin Templeton VIP Global Discovery Securities	Franklin Templeton VIP Global Real Estate	Franklin Templeton VIP Mutual Global Discovery Securities	Franklin Templeton VIP Mutual Shares Securities
Net investment (loss) gain	$(497)	$1,457	$2,775	$17	$2,474

Realized and unrealized
gain (loss) on investments
Capital gains distributions	—	59,232	22,015	1,066	69,589

Net realized (loss) gain from shares sold	(2,825)	2,448	3,427	(857)	(6,423)

Net unrealized appreciation (depreciation)
on investments	749	(109,860)	(134,189)	(2,408)	(130,253)

Net realized and unrealized
loss on investments	(2,076)	(48,180)	(108,747)	(2,199)	(67,087)

Decrease in net assets
resulting from operations	(2,573)	(46,723)	(105,972)	(2,182)	(64,613)

Accumulation unit transactions:
Participant deposits	—	21,566	2,398	—	420
Transfers between investment sub-
accounts and general account, net	—	—	—	—	—
Transfers between investment subaccounts, net	576	(57,598)	(640)	(246)	(6,789)
Net surrenders and lapses	(7,536)	(72,055)	(93,490)	(11,941)	(68,688)
Contract benefits	—	—	—	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(6)	(326)	(218)	—	(431)
Other	1	266	97	431	2

Total net accumulation unit transactions	(6,965)	(108,147)	(91,853)	(11,756)	(75,486)

Decrease in net assets	(9,538)	(154,870)	(197,825)	(13,938)	(140,099)

Net assets, beginning of period	$41,182	$879,764	$470,345	$13,938	$743,696

Net assets, end of period	$31,644	$724,894	$272,520	$—	$603,597

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	Franklin Templeton VIP Rising Dividends	Franklin Templeton VIP Small Cap Value	Franklin Templeton VIP Small- Midcap Growth II	Franklin Templeton VIP Small- Midcap Growth IV	Franklin Templeton VIP US Government
Net investment (loss) gain	$(1,078)	$(1,477)	$(4,795)	$(1,272)	$4,940

Realized and unrealized
gain (loss) on investments
Capital gains distributions	22,923	83,703	92,643	21,295	—

Net realized gain (loss) from shares sold	9,101	(35,341)	(15,939)	(12,516)	(5,634)

Net unrealized depreciation
on investments	(59,788)	(108,314)	(240,057)	(56,791)	(45,646)

Net realized and unrealized
loss on investments	(27,764)	(59,952)	(163,353)	(48,012)	(51,280)

Decrease in net assets
resulting from operations	(28,842)	(61,429)	(168,148)	(49,284)	(46,340)

Accumulation unit transactions:
Participant deposits	450	150	—	—	6,220
Transfers between investment sub-
accounts and general account, net	—	—	—	—	—
Transfers between investment subaccounts, net	(10,229)	(31,075)	27,006	11,774	(2,547)
Net surrenders and lapses	(14,170)	(51,185)	(41,792)	(39,959)	(29,592)
Contract benefits	(46,532)	—	—	—	(4,901)
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(15)	(77)	(51)	(7)	(140)
Other	302	399	—	(13)	(6)

Total net accumulation unit transactions	(70,194)	(81,788)	(14,837)	(28,205)	(30,966)

Decrease in net assets	(99,036)	(143,217)	(182,985)	(77,489)	(77,306)

Net assets, beginning of period	$264,195	$519,795	$492,556	$139,557	$442,926

Net assets, end of period	$165,159	$376,578	$309,571	$62,068	$365,620

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	Goldman Sachs VIT Equity Index Fund (8)	Goldman Sachs VIT Growth Opportunities Fund Service Class	Goldman Sachs VIT High Quality Floating Rate Fund Service Class (3)	Goldman Sachs VIT Small Cap Equity Insights Fund Service Class	Invesco I.O. V.I. Conservative Balanced Fund
Net investment loss	$(1,099)	$(385)	$(103)	$(638)	$(820)

Realized and unrealized
gain (loss) on investments
Capital gains distributions	23,543	649	—	526	14,975

Net realized gain (loss) from shares sold	7,940	(2,026)	(222)	(492)	(1,586)

Net unrealized (depreciation) appreciation
on investments	(111,490)	(9,141)	90	(11,379)	(60,725)

Net realized and unrealized
loss on investments	(80,007)	(10,518)	(132)	(11,345)	(47,336)

Decrease in net assets
resulting from operations	(81,106)	(10,903)	(235)	(11,983)	(48,156)

Accumulation unit transactions:
Participant deposits	—	—	—	—	—
Transfers between investment sub-
accounts and general account, net	—	—	—	—	—
Transfers between investment subaccounts, net	(1,569)	2,229	(34,214)	390	(22,695)
Net surrenders and lapses	(24,559)	(11,736)	—	—	(23,787)
Contract benefits	—	—	—	—	(36,832)
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(6)	(3)	(3)	(21)	(143)
Other	(1)	396	(1)	(1)	(536)

Total net accumulation unit transactions	(26,135)	(9,114)	(34,218)	368	(83,993)

Decrease in net assets	(107,241)	(20,017)	(34,453)	(11,615)	(132,149)

Net assets, beginning of period	$436,529	$37,522	$34,453	$57,621	$285,007

Net assets, end of period	$329,288	$17,505	$—	$46,006	$152,858

(8) On April 21, 2023 the Goldman Sachs VIT Equity Index Fund Service Class was liquidated.

(3) On April 27, 2022, the Goldman Sachs VIT High Quality Floating Fund was liquidated.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	Invesco I.O. V.I. Global Strategic Income Fund	Invesco I.O. V.I. Main Street Small Cap Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Discovery Mid Cap Growth Fund II	Invesco V.I. Diversified Dividend Fund
Net investment loss	$(5,833)	$(974)	$(5,062)	$(915)	$(34)

Realized and unrealized
gain (loss) on investments
Capital gains distributions	—	9,716	93,178	20,556	4,658

Net realized (loss) gain from shares sold	(15,708)	2,547	37,293	(637)	3,674

Net unrealized depreciation
on investments	(41,489)	(29,245)	(292,542)	(47,298)	(9,208)

Net realized and unrealized
loss on investments	(57,197)	(16,982)	(162,071)	(27,379)	(876)

Decrease in net assets
resulting from operations	(63,030)	(17,956)	(167,133)	(28,294)	(910)

Accumulation unit transactions:
Participant deposits	—	—	—	—	—
Transfers between investment sub-
accounts and general account, net	—	—	—	—	—
Transfers between investment subaccounts, net	(10,303)	(7,295)	(73,237)	1,197	(6,121)
Net surrenders and lapses	(46,505)	(13,161)	(59,232)	(1,743)	(24,247)
Contract benefits	(7,984)	—	(5,785)	—	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(446)	(26)	(166)	(16)	(3)
Other	(225)	115	240	—	(1)

Total net accumulation unit transactions	(65,463)	(20,367)	(138,180)	(562)	(30,372)

Decrease in net assets	(128,493)	(38,323)	(305,313)	(28,856)	(31,282)

Net assets, beginning of period	$505,353	$108,294	$611,074	$88,173	$68,218

Net assets, end of period	$376,860	$69,971	$305,761	$59,317	$36,936

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	Invesco V.I. Equity & Income Fund	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities Fund	Invesco V.I. Health Care Fund	Invesco V.I. High Yield Fund
Net investment (loss) gain	$(48)	$20	$98	$(19,276)	$945

Realized and unrealized
gain (loss) on investments
Capital gains distributions	1,450	—	—	188,769	—

Net realized gain (loss) from shares sold	2,516	2	(323)	16,182	(68)

Net unrealized depreciation
on investments	(5,504)	(526)	(4,180)	(431,473)	(4,484)

Net realized and unrealized
loss on investments	(1,538)	(524)	(4,503)	(226,522)	(4,552)

Decrease in net assets
resulting from operations	(1,586)	(504)	(4,405)	(245,798)	(3,607)

Accumulation unit transactions:
Participant deposits	—	—	280	3,490	—
Transfers between investment sub-
accounts and general account, net	—	—	—	—	—
Transfers between investment subaccounts, net	(1,307)	234	333	(17,461)	—
Net surrenders and lapses	(19,352)	—	(9,743)	(78,093)	—
Contract benefits	—	—	—	(13,142)	—
Loan collateral interest received	—	—	—	34	—
Transfers for policy loans	—	—	—	268	—
Contract charges	—	(2)	(10)	(460)	—
Other	(2)	(1)	1	16	1

Total net accumulation unit transactions	(20,661)	231	(9,139)	(105,348)	1

Decrease in net assets	(22,247)	(273)	(13,544)	(351,146)	(3,606)

Net assets, beginning of period	$32,775	$1,973	$44,603	$1,711,683	$33,415

Net assets, end of period	$10,528	$1,700	$31,059	$1,360,537	$29,809

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	Invesco V.I. International Growth Fund	Invesco V.I. Technology Fund	JP Morgan Insurance Trust Small Cap Core Portfolio (9)	Neuberger Berman Trust Mid Cap Growth Class S	Neuberger Berman Trust Mid Cap Growth Portfolio
Net investment loss	$(11)	$(10,960)	$(7,349)	$(3,839)	$(7,838)

Realized and unrealized
gain (loss) on investments
Capital gains distributions	2,621	300,189	163,249	57,814	98,569

Net realized (loss) gain from shares sold	(3,345)	10,296	(4,210)	1,378	93,450

Net unrealized depreciation
on investments	(5,806)	(744,488)	(342,517)	(158,844)	(415,091)

Net realized and unrealized
loss on investments	(6,530)	(434,003)	(183,478)	(99,652)	(223,072)

Decrease in net assets
resulting from operations	(6,541)	(444,963)	(190,827)	(103,491)	(230,910)

Accumulation unit transactions:
Participant deposits	—	113	7,416	2,372	10,245
Transfers between investment sub-
accounts and general account, net	—	—	—	—	—
Transfers between investment subaccounts, net	1,490	35,084	(11,843)	24,844	40,349
Net surrenders and lapses	(20,652)	(53,473)	(24,439)	(2,251)	(263,662)
Contract benefits	—	—	(3,342)	—	—
Loan collateral interest received	—	67	—	—	—
Transfers for policy loans	—	524	(6)	—	—
Contract charges	(8)	(425)	(313)	(135)	(40)
Other	29	79	153	(24)	87

Total net accumulation unit transactions	(19,141)	(18,031)	(32,374)	24,806	(213,021)

Decrease in net assets	(25,682)	(462,994)	(223,201)	(78,685)	(443,931)

Net assets, beginning of period	$37,661	$1,113,742	$935,454	$337,196	$928,937

Net assets, end of period	$11,979	$650,748	$712,253	$258,511	$485,006

(9) On May 1, 2023, the JP Morgan Insurance Trust Small Cap Core Portfolio merged into LVIP JPMorgan Small Cap Core Fund - Standard Class.

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	Neuberger Berman Trust Short Duration Bond Portfolio	Neuberger Berman Trust Sustainable Equity Portfolio	T Rowe Price Blue Chip Growth Portfolio	T Rowe Price Equity Income Portfolio	T Rowe Price Health Sciences Portfolio
Net investment gain (loss)	$60,314	$(10,031)	$(35,313)	$8,755	$(23,288)

Realized and unrealized
gain (loss) on investments
Capital gains distributions	—	92,768	116,244	181,700	26,136

Net realized (loss) gain from shares sold	(34,933)	19,741	152,059	18,078	118,005

Net unrealized depreciation
on investments	(219,941)	(347,149)	(1,607,438)	(403,236)	(436,478)

Net realized and unrealized
loss on investments	(254,874)	(234,640)	(1,339,135)	(203,458)	(292,337)

Decrease in net assets
resulting from operations	(194,560)	(244,671)	(1,374,448)	(194,703)	(315,625)

Accumulation unit transactions:
Participant deposits	15,518	641	4,836	11,701	13,147
Transfers between investment sub-
accounts and general account, net	(57,456)	(6,924)	(9,651)	(59,087)	—
Transfers between investment subaccounts, net	(203,829)	(9,109)	120,638	(470,946)	(38,895)
Net surrenders and lapses	(162,153)	(94,527)	(144,780)	(192,077)	(326,653)
Contract benefits	(19,110)	—	(108,990)	(47,299)	—
Loan collateral interest received	—	—	—	—	—
Transfers for policy loans	—	—	—	—	—
Contract charges	(809)	(200)	(637)	(1,276)	(848)
Other	329	35	621	346	563

Total net accumulation unit transactions	(427,510)	(110,084)	(137,963)	(758,638)	(352,686)

Decrease in net assets	(622,070)	(354,755)	(1,512,411)	(953,341)	(668,311)

Net assets, beginning of period	$3,109,183	$1,275,067	$3,597,580	$4,439,447	$2,213,903

Net assets, end of period	$2,487,113	$920,312	$2,085,169	$3,486,106	$1,545,592

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	T Rowe Price Mid Cap Growth II	T Rowe Price Moderate Allocation	Touchstone TVST Balanced	Touchstone TVST Bond	Touchstone TVST Common Stock
Net investment (loss) gain	$(703)	$267	$(65,941)	$31,520	$(134,526)

Realized and unrealized
gain (loss) on investments
Capital gains distributions	1,592	4,883	1,513,427	40,615	1,741,633

Net realized (loss) gain from shares sold	(971)	(2,229)	(21,406)	(15,314)	640,939

Net unrealized depreciation
on investments	(14,951)	(69,635)	(2,847,809)	(992,917)	(5,238,513)

Net realized and unrealized
loss on investments	(14,330)	(66,981)	(1,355,788)	(967,616)	(2,855,941)

Decrease in net assets
resulting from operations	(15,033)	(66,714)	(1,421,729)	(936,096)	(2,990,467)

Accumulation unit transactions:
Participant deposits	120	240	5,711	38,954	60,953
Transfers between investment sub-
accounts and general account, net	—	(41,609)	(27,325)	(69,974)	(58,861)
Transfers between investment subaccounts, net	1,547	(16,379)	(38,262)	(63,573)	(173,989)
Net surrenders and lapses	(6,381)	(15,360)	(935,767)	(308,073)	(1,135,011)
Contract benefits	—	(27,002)	(91,429)	(120,297)	(191,131)
Loan collateral interest received	—	—	—	717	—
Transfers for policy loans	—	—	—	(1,292)	(7)
Contract charges	(14)	(547)	(3,693)	(1,854)	(4,637)
Other	(65)	(415)	(1,084)	(315)	185

Total net accumulation unit transactions	(4,793)	(101,072)	(1,091,849)	(525,707)	(1,502,498)

Decrease in net assets	(19,826)	(167,786)	(2,513,578)	(1,461,803)	(4,492,965)

Net assets, beginning of period	$63,206	$405,484	$8,629,573	$6,388,904	$16,575,631

Net assets, end of period	$43,380	$237,698	$6,115,995	$4,927,101	$12,082,666

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

	Touchstone TVST Small Company	Van Eck VIPT Emerging Markets	Van Eck VIPT Emerging Markets II	Van Eck VIPT Global Resources Fund	Van Eck VIPT Global Resources Fund Class S
Net investment (loss) gain	$(209,514)	$(10,774)	$(236)	$1,454	$(7)

Realized and unrealized
gain (loss) on investments
Capital gains distributions	4,254,363	201,584	3,609	—	—

Net realized gain (loss) from shares sold	109,077	2,985	(199)	70,859	16,868

Net unrealized depreciation
on investments	(7,011,600)	(500,272)	(8,238)	(12,730)	(12,357)

Net realized and unrealized
(loss) gain on investments	(2,648,160)	(295,703)	(4,828)	58,129	4,511

Decrease (increase) in net assets
resulting from operations	(2,857,674)	(306,477)	(5,064)	59,583	4,504

Accumulation unit transactions:
Participant deposits	41,521	8,126	—	944	—
Transfers between investment sub-
accounts and general account, net	(33,427)	(9,956)	—	(10,793)	—
Transfers between investment subaccounts, net	(169,262)	213,942	3,379	(146,775)	(3,743)
Net surrenders and lapses	(719,452)	(63,230)	—	(28,736)	(64,608)
Contract benefits	(137,627)	(11,982)	—	(21,495)	—
Loan collateral interest received	34	—	—	—	—
Transfers for policy loans	242	—	—	—	—
Contract charges	(6,900)	(174)	(3)	(109)	—
Other	1,508	(16)	—	301	284

Total net accumulation unit transactions	(1,023,363)	136,710	3,376	(206,663)	(68,067)

Decrease in net assets	(3,881,037)	(169,767)	(1,688)	(147,080)	(63,563)

Net assets, beginning of period	$18,424,994	$1,160,393	$19,285	$928,616	$95,134

Net assets, end of period	$14,543,957	$990,626	$17,597	$781,536	$31,571

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2022

Van Eck VIPT Unconstrained Emerging Markets
Net investment gain	$27,700

Realized and unrealized
loss on investments
Capital gains distributions	—

Net realized loss from shares sold	(18,158)

Net unrealized depreciation
on investments	(95,201)

Net realized and unrealized
loss on investments	(113,359)

Decrease in net assets
resulting from operations	(85,659)

Accumulation unit transactions:
Participant deposits	2,264
Transfers between investment sub-
accounts and general account, net	(20,123)
Transfers between investment subaccounts, net	(1,666)
Net surrenders and lapses	(29,161)
Contract benefits	(6,427)
Loan collateral interest received	—
Transfers for policy loans	—
Contract charges	(113)
Other	97

Total net accumulation unit transactions	(55,129)

Decrease in net assets	(140,788)

Net assets, beginning of period	$1,033,270

Net assets, end of period	$892,482

The accompanying notes are an integral part of these financial statements.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 1 – NATURE OF OPERATIONS

National Variable Annuity Account II (the “Variable Account”) began operations on June 20, 1997 and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of National Life Insurance Company (“National Life”). The Variable Account was established by National Life as a separate account to invest the net purchase payments received from the sale of certain variable annuity products. National Life allocates premiums received on individual flexible premium variable annuity contracts issued by National Life (“Contracts”), the first such Contract being known as Sentinel Advantage Variable Annuity (“SAVA”) and Sentinel Advantage Variable Annuity-5 (“SAVA 5”). Such individual variable annuity contracts will be the only type of contracts which will allocate assets to the Variable Account, although such Contracts may be sold in a variety of contexts, including to pension or profit-sharing plans and to deferred compensation plans. Equity Services, Inc., a controlled affiliate of National Life, is the principal underwriter for the variable annuity contracts issued by National Life.

The Variable Account invests the accumulated contract holder contract values in shares of mutual fund portfolios within AB VPS, Alger, Allspring VT, American Century VP, American Funds AFIS, Blackrock, BNY Mellon, DWS, Fidelity VIP, Franklin Templeton VIP, Goldman Sachs VIT, Invesco I.O. V.I., Invesco V.I., LVIP JPMorgan, Neuberger Berman Trust, T Rowe Price, Touchstone TSVT and Van Eck VIPT. Net purchase payments received by the Variable Account are deposited in the portfolios as designated by the contract holder. Contract holders may also direct the allocations of their contract value to a declared interest account within the General Account of National Life and may transfer contract value between the portfolios within the Variable Account and the declared interest account. Under applicable insurance law, the assets and liabilities of National Life Variable Annuity Account II are clearly identified and distinguished from National Life Insurance Company's other assets and liabilities. The portion of the Variable Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any business National Life may conduct.

There are 104 active sub-accounts within the Variable Account as of December 31, 2023. Each sub-account, which invests exclusively in the shares of the corresponding portfolio, comprises the accumulated contract holder contract values of the underlying variable annuity contracts investing in the sub-account. The portfolios consist of the following:

AB VPS Balanced Hedged Allocation Portfolio	Fidelity VIP Mid Cap Service Class
AB VPS Discovery Value Portfolio Class A	Fidelity VIP Overseas Portfolio
AB VPS Discovery Value Portfolio Class B	Fidelity VIP Real Estate Portfolio
AB VPS International Value B Portfolio	Fidelity VIP Value Strategies Portfolio
AB VPS International Value Fund	Franklin Templeton VIP Allocation
AB VPS Relative Value Portfolio	Franklin Templeton VIP Developing Market
AB VPS Sustainable International Thematic Portfolio	Franklin Templeton VIP Foreign Securities
Alger Capital Appreciation Fund	Franklin Templeton VIP Global Bond
Alger Large Cap Growth Fund	Franklin Templeton VIP Global Discovery Securities
Alger Small Cap Growth Fund	Franklin Templeton VIP Global Real Estate
Allspring VT Discovery SMID Cap Growth Fund	Franklin Templeton VIP Mutual Global Discovery Securities
Allspring VT Opportunity Fund	Franklin Templeton VIP Mutual Shares Securities
American Century VP Capital Appreciation Fund	Franklin Templeton VIP Rising Dividends
American Century VP Disciplined Core Value Fund	Franklin Templeton VIP Small Cap Value
American Century VP Growth	Franklin Templeton VIP Small-Midcap Growth II
American Century VP Inflation Protection Portfolio	Franklin Templeton VIP Small-Midcap Growth IV
American Century VP International Portfolio	Franklin Templeton VIP US Government
American Century VP Large Company Value	Goldman Sachs VIT Equity Index Fund Service Class
American Century VP Ultra Class 2	Goldman Sachs VIT Growth Opportunities Fund Service Class
American Century VP Ultra Portfolio	Goldman Sachs VIT Small Cap Equity Insights Fund Service Class
American Century VP Value Class 2	Invesco I.O. V.I. Conservative Balanced Fund

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 1 – NATURE OF OPERATIONS

American Century VP Value Portfolio	Invesco I.O. V.I. Global Strategic Income Fund
American Funds AFIS American High-Income Trust	Invesco I.O. V.I. Main Street Small Cap Fund
American Funds AFIS Asset Allocation Fund	Invesco V.I. Discovery Mid Cap Growth Fund
American Funds AFIS Capital World Bond Fund	Invesco V.I. Discovery Mid Cap Growth Fund II
American Funds AFIS Capital World Growth & Income Fund	Invesco V.I. Diversified Dividend Fund
American Funds AFIS Global Small Capitalization Fund	Invesco V.I. Equity & Income Fund
American Funds AFIS Growth-Income Fund	Invesco V.I. Global Real Estate
American Funds AFIS New World Fund	Invesco V.I. Government Securities Fund
Blackrock Advantage SMID Cap V.I. Fund	Invesco V.I. Health Care Fund
Blackrock Equity Dividend V.I. Fund	Invesco V.I. High Yield Fund
Blackrock Global Allocation V.I. Fund	Invesco V.I. International Growth Fund
Blackrock Government Money Market V.I. Fund	Invesco V.I. Technology Fund
BNY Mellon Appreciation Portfolio	JP Morgan Insurance Trust Small Cap Core Portfolio
BNY Mellon Opportunistic Small Cap Portfolio	LVIP JPMorgan Small Cap Core Fund - Standard Class
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	Neuberger Berman Trust Mid Cap Growth Class S
DWS CROCI® U.S. VIP	Neuberger Berman Trust Mid Cap Growth Portfolio
DWS Small Cap Index Fund	Neuberger Berman Trust Short Duration Bond Portfolio
DWS Small Mid Cap Value Portfolio	Neuberger Berman Trust Sustainable Equity Portfolio
Fidelity VIP Contrafund Class 2 Portfolio	T Rowe Price Blue Chip Growth Portfolio
Fidelity VIP Contrafund Initial Class	T Rowe Price Equity Income Portfolio
Fidelity VIP Disciplined Small Cap Fund	T Rowe Price Health Sciences Portfolio
Fidelity VIP Dynamic Capital Appreciation Fund	T Rowe Price Mid Cap Growth II
Fidelity VIP Equity Income Portfolio	T Rowe Price Moderate Allocation
Fidelity VIP Freedom Income	Touchstone TVST Balanced
Fidelity VIP Government Money Market Portfolio	Touchstone TVST Bond
Fidelity VIP Growth Opportunities Fund	Touchstone TVST Common Stock
Fidelity VIP Growth Portfolio	Touchstone TVST Small Company
Fidelity VIP High Income Portfolio	Van Eck VIPT Emerging Markets
Fidelity VIP Index 500 II Portfolio	Van Eck VIPT Emerging Markets II
Fidelity VIP Index 500 Initial Class	Van Eck VIPT Global Resources Fund
Fidelity VIP Investment Grade Bond Portfolio	Van Eck VIPT Global Resources Fund Class S
Fidelity VIP Mid Cap Class 2 Portfolio	Van Eck VIPT Unconstrained Emerging Markets

The assets of each portfolio are held separate from the assets of the other portfolios and each has different investment objectives and policies. Each portfolio operates separately and the gains or losses in one portfolio have no effect on the investment performance of the other portfolios.

On May 1, 2023, the AB VPS Small Midcap Value Fund, AB VPS Small Mid Cap, AB VPS Growth and Income Fund, and Allspring VT Discovery Fund was renamed to AB VPS Discovery Value Portfolio Class A, AB VPS Discovery Value Portfolio Class B, AB VPS Relative Value Portfolio and Allspring VT Discovery SMID Cap Growth Fund, respectively. On April 21, 2023 the Goldman Sachs VIT Equity Index Fund Service Class was liquidated. On May 1, 2023, the JP Morgan Insurance Trust Small Cap Core Portfolio merged into LVIP JPMorgan Small Cap Core Fund - Standard Class.

On May 1, 2022, the AB VPS Balanced Wealth Strategy Fund was renamed AB VPS Balanced Hedged Allocation Portfolio and the AB VPS International Growth Fund was renamed AB VPS Sustainable International Thematic Portfolio.

On May 1, 2021, the American Funds AFIS High-Income Bond Fund was renamed American Funds AFIS American High-Income Trust, the American Funds AFIS Global Growth & Income Fund was renamed American Funds AFIS Capital World Growth & Income Fund, the Blackrock Value Opportunities V.I. Fund was renamed Blackrock Advantage SMID Cap V.I. Fund, the Van Eck VIPT Global Hard Assets was renamed Van Eck VIPT Global Resources Fund, and the Van Eck VIPT Global Hard Assets Class S was renamed Van Eck VIPT Global Resources Fund Class S. On December 6, 2021, the Well Fargo VT Discovery Fund and Wells Fargo VT Opportunity Fund were renamed Allspring VT Discovery Fund and Allspring VT Opportunity Fund, respectively.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 1 – NATURE OF OPERATIONS

On September 3, 2020, the American Century VP Income & Growth Portfolio was renamed American Century VP Disciplined Core Value Fund and on May 1, 2020, the American Funds AFIS Global Bond Fund was renamed American Funds AFIS Capital World Bond Fund. On April 30, 2020, the Invesco V.I. Mid Cap Growth Fund merged with the Invesco V.I. Discovery Mid Cap Growth Fund and the Invesco V.I. Mid Cap Growth Fund II merged with the Invesco V.I. Discovery Mid Cap Growth Fund II. On May 1, 2020, the BNY Mellon Quality Bond Portfolio was liquidated.

On April 26, 2019, the AB VPS Value Fund merged with the AB VPS Growth and Income Fund, and on April 30, 2019, the Neuberger Berman Trust Large Cap Value Portfolio merged with the Neuberger Berman Trust Sustainable Equity Portfolio. On May 24, 2019, the Oppenheimer VA funds were acquired by Invesco and substantially all assets and liabilities were transferred to the Invesco I.O. V.I Funds. On April 29, 2019, the AB VPS Growth Fund was liquidated and on April 24, 2019, the AB VPS Real Estate Investment Fund was liquidated. On June 3, 2019, the Dreyfus VIF Appreciation Portfolio, Dreyfus VIF Opportunistic Small Cap Portfolio, Dreyfus VIF Quality Bond Portfolio, and Dreyfus VIF Sustainable U.S. Equity Portfolio, Inc. were renamed BNY Mellon Appreciation Portfolio, BNY Mellon Opportunistic Small Cap Portfolio, BNY Mellon Quality Bond Portfolio, and BNY Mellon Sustainable U.S. Equity Portfolio, Inc., respectively. On April 24, 2019, the T Rowe Price Personal Strategy Balanced Fund was renamed T Rowe Price Moderate Allocation Fund.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed in the preparation of the Variable Account’s financial statements:

Investment Valuation

The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 – inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 – inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 – inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2023, none of the Variable Account investments are considered Level 3.

The Variable Account invests in registered mutual funds managed by unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values as provided by the fund manager. The Fair Value Hierarchy level of the Variable Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. National Life's management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported.

Investments in the portfolios are valued at the closing net asset value per share as determined by each portfolio’s administrator, and are classified under Level 1 of the three-tier hierarchy established in Accounting Standards Codification (“ASC”) 820 – Fair Value Measurement. During 2023, there were no transfers between levels. The change in the difference between cost and market value during 2023, is reflected as unrealized appreciation (depreciation) in the Statements of Operations.

Investment Transactions

Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold was determined using the first in, first out method.

Contract Loans

Contract holders may obtain loans as outlined in the variable annuity contract. At the time a loan is granted, accumulated value equal to the amount of the loan is designated as collateral and transferred from the Variable Account to the General Account of National Life. Interest is credited by National Life at predetermined rates on collateral held in the General Account. This interest is periodically transferred to the Variable Account.

Policyholder Transactions

Payments received from contract holders represent deposits under the contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contract holders may allocate contract value to the Variable Account and to the guaranteed interest account of National Life’s General Account. Transfers between the Variable Account and guaranteed interest account, net, are amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account.

Surrenders, lapses and contract benefits are payments to contract holders and beneficiaries made under the terms of the contracts and amounts that contract holders have requested to be withdrawn and paid to them. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations. Included in contract charges are administrative, cost of insurance, and other variable charges deducted monthly from the contracts.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

Federal Income Taxes

The operations of the Variable Account are part of and taxed with, the total operations of National Life, under Subchapter L of the Internal Revenue Code (IRC). Under the current provisions of the IRC, National Life does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Variable Account. Based on this, no Federal income tax provision is required. National Life will review periodically the status of this policy in the event of changes in the tax law.

Subsequent Events

National Life considers events occurring after the balance sheet date through the date of this report to be subsequent events requiring disclosure. On April 16, 2024, the AB VPS Sustainable international Thematic Portfolio liquidated its Class A and Class B shares. On April 26, 2024, the Invesco V.I. Conservative Balanced Fund was acquired by the Invesco V.I. Equity and Income Fund.

NOTE 3 – CHARGES AND EXPENSES

The following table describes the charges and expenses assessed when buying, owning and surrendering a contract. Such charges reimburse National Life for the insurance and other benefits provided, its assumption of mortality and expense risks, and contract administration. The mortality risk assumed is that the annuitants under the contract may die later than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the contracts may exceed expected levels.

Charges and Deductions
Description of Charge	When Charge is Deducted	Amount Deducted	How Deducted
Mortality and Expense Risk Charge	Daily	Annual Rate of 1.25% of the average daily net assets of each sub-account of the Variable Account	Deducted from sub-accounts as a Reduction in Unit Value
Administration Charge	Daily	Annual Rate of 0.15% of the average daily net assets of each sub-account of the Variable Account	Deducted from sub-accounts as a Reduction in Unit Value
Contingent Deferred Sales Charge	Upon Withdrawal or Surrender, depending on the specifics and duration of the Contract	0% - 7% of Net Purchase Payments withdrawn or surrendered	Deducted from Accumulated Value upon Surrender or Lapse
Annual Contract Fee	Annually on Contract Anniversary on Contract Values under $50,000	$30	Unit Liquidation from Contract Value
Transfer Charge	Upon making a Transfer	Currently no amount is assessed	Deducted from Transfer amount
Premium Taxes	Upon Purchase Payment, Annuitization, Death of owner, or Surrender, depending on specifics of the Contract	Amount of Premium Taxes, up to 3.5%	Deducted from Purchase Payment or by Unit Liquidation from Contract Value
Riders	On the Date of Issue of the Contract and on each Monthly Contract Date	Amounts vary depending on the specifics of the Contract	Unit liquidation from Contract Value

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 4 – INVESTMENTS

The number of shares held and cost for each of the portfolios at December 31, 2023 are set forth below:

Portfolio	Shares	Cost
AB VPS Balanced Hedged Allocation Portfolio	8,390	$81,502
AB VPS Discovery Value Portfolio Class A (1)	90,473	$1,525,949
AB VPS Discovery Value Portfolio Class B (2)	2,488	$41,142
AB VPS International Value B Portfolio	1,227	$18,093
AB VPS International Value Fund	127,693	$1,721,585
AB VPS Relative Value Portfolio (3)	1,117	$32,746
AB VPS Sustainable International Thematic Portfolio	7,163	$152,076
Alger Capital Appreciation Fund	17,334	$1,490,709
Alger Large Cap Growth Fund	126,735	$8,354,115
Alger Small Cap Growth Fund	54,650	$1,308,623
Allspring VT Discovery SMID Cap Growth Fund (4)	102,607	$2,668,604
Allspring VT Opportunity Fund	77,010	$1,917,918
American Century VP Capital Appreciation Fund	1,278	$16,342
American Century VP Disciplined Core Value Fund	243,548	$2,180,624
American Century VP Growth	19,200	$296,359
American Century VP Inflation Protection Portfolio	62,254	$637,586
American Century VP International Portfolio	243,916	$2,603,926
American Century VP Large Company Value	3,205	$48,549
American Century VP Ultra Class 2	17,321	$323,475
American Century VP Ultra Portfolio	7,046	$162,470
American Century VP Value Class 2	1,399	$15,582
American Century VP Value Portfolio	196,449	$2,010,987
American Funds AFIS American High-Income Trust	5,156	$54,117
American Funds AFIS Asset Allocation Fund	4,228	$94,568
American Funds AFIS Capital World Bond Fund	1,341	$15,988
American Funds AFIS Capital World Growth & Income Fund	6,646	$90,434
American Funds AFIS Global Small Capitalization Fund	1,843	$49,262
American Funds AFIS Growth-Income Fund	2,872	$144,021
American Funds AFIS New World Fund	175	$4,058
Blackrock Advantage SMID Cap V.I. Fund	1,134	$13,958
Blackrock Equity Dividend V.I. Fund	26,036	$296,351
Blackrock Global Allocation V.I. Fund	—	$—
Blackrock Government Money Market V.I. Fund	650,600	$650,600
BNY Mellon Appreciation Portfolio	6,685	$243,800
BNY Mellon Opportunistic Small Cap Portfolio	3,325	$142,037
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	5,319	$199,178
DWS CROCI® U.S. VIP	9,368	$131,894
DWS Small Cap Index Fund	2,063	$31,423
DWS Small Mid Cap Value Portfolio	78,862	$989,077
Fidelity VIP Contrafund Class 2 Portfolio	152,301	$5,598,062

(1) On May 1, 2023, the AB VPS Small Midcap Value Fund was renamed to AB VPS Discovery Value Portfolio Class A.

(2) On May 1, 2023, the AB VPS Small Mid Cap was renamed to AB VPS Discovery Value Portfolio Class B.

(3) On May 1, 2023, the AB VPS Growth and Income Fund was renamed to AB VPS Relative Value Portfolio.

(4) On May 1, 2023, the Allspring VT Discovery Fund was renamed to Allspring VT Discovery SMID Cap Growth Fund.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 4 – INVESTMENTS

Portfolio	Shares	Cost
Fidelity VIP Contrafund Initial Class	6,672	$253,017
Fidelity VIP Disciplined Small Cap Fund	17,056	$246,128
Fidelity VIP Dynamic Capital Appreciation Fund	21,575	$291,716
Fidelity VIP Equity Income Portfolio	171,153	$3,821,419
Fidelity VIP Freedom Income	5,844	$69,158
Fidelity VIP Government Money Market Portfolio	3,383,959	$3,383,959
Fidelity VIP Growth Opportunities Fund	3,353	$191,247
Fidelity VIP Growth Portfolio	78,005	$5,965,730
Fidelity VIP High Income Portfolio	341,326	$1,761,908
Fidelity VIP Index 500 II Portfolio	24,225	$6,667,374
Fidelity VIP Index 500 Initial Class	2,425	$1,049,234
Fidelity VIP Investment Grade Bond Portfolio	203,219	$2,592,599
Fidelity VIP Mid Cap Class 2 Portfolio	65,606	$2,312,027
Fidelity VIP Mid Cap Service Class	10,625	$361,309
Fidelity VIP Overseas Portfolio	72,163	$1,546,599
Fidelity VIP Real Estate Portfolio	6,180	$115,212
Fidelity VIP Value Strategies Portfolio	8,976	$141,334
Franklin Templeton VIP Allocation	955	$5,746
Franklin Templeton VIP Developing Market	4,694	$50,391
Franklin Templeton VIP Foreign Securities	68,647	$896,079
Franklin Templeton VIP Global Bond	1,699	$25,335
Franklin Templeton VIP Global Discovery Securities	41,564	$736,601
Franklin Templeton VIP Global Real Estate	23,749	$325,736
Franklin Templeton VIP Mutual Global Discovery Securities	—	$—
Franklin Templeton VIP Mutual Shares Securities	30,682	$487,833
Franklin Templeton VIP Rising Dividends	6,177	$158,766
Franklin Templeton VIP Small Cap Value	21,821	$307,466
Franklin Templeton VIP Small-Midcap Growth II	26,997	$401,578
Franklin Templeton VIP Small-Midcap Growth IV	5,194	$89,096
Franklin Templeton VIP US Government	27,409	$339,376
Goldman Sachs VIT Equity Index Fund Service Class (5)	—	$—
Goldman Sachs VIT Growth Opportunities Fund Service Class	2,003	$23,466
Goldman Sachs VIT Small Cap Equity Insights Fund Service Class	4,609	$54,883
Invesco I.O. V.I. Conservative Balanced Fund	4,419	$72,938
Invesco I.O. V.I. Global Strategic Income Fund	83,289	$411,133
Invesco I.O. V.I. Main Street Small Cap Fund	2,712	$59,139
Invesco V.I. Discovery Mid Cap Growth Fund	5,038	$372,088
Invesco V.I. Discovery Mid Cap Growth Fund II	1,155	$78,439
Invesco V.I. Diversified Dividend Fund	1,678	$41,918
Invesco V.I. Equity & Income Fund	768	$12,480
Invesco V.I. Global Real Estate	—	$—
Invesco V.I. Government Securities Fund	3,170	$36,679
Invesco V.I. Health Care Fund	42,908	$1,172,827

(5) On April 21, 2023 the Goldman Sachs VIT Equity Index Fund Service Class was liquidated.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 4 – INVESTMENTS

Portfolio	Shares	Cost
Invesco V.I. High Yield Fund	6,970	$35,655
Invesco V.I. International Growth Fund	416	$14,415
Invesco V.I. Technology Fund	43,994	$886,263
JP Morgan Insurance Trust Small Cap Core Portfolio (6)	—	$—
LVIP JPMorgan Small Cap Core Fund - Standard Class (6)	39,261	$694,978
Neuberger Berman Trust Mid Cap Growth Class S	13,047	$317,964
Neuberger Berman Trust Mid Cap Growth Portfolio	20,219	$581,401
Neuberger Berman Trust Short Duration Bond Portfolio	239,203	$2,497,867
Neuberger Berman Trust Sustainable Equity Portfolio	32,215	$846,915
T Rowe Price Blue Chip Growth Portfolio	58,520	$2,019,271
T Rowe Price Equity Income Portfolio	131,041	$3,485,358
T Rowe Price Health Sciences Portfolio	24,171	$1,205,874
T Rowe Price Mid Cap Growth II	1,959	$53,503
T Rowe Price Moderate Allocation	13,395	$275,693
Touchstone TVST Balanced	520,288	$5,637,779
Touchstone TVST Bond	528,410	$5,124,686
Touchstone TVST Common Stock	1,158,644	$10,645,761
Touchstone TVST Small Company	1,140,745	$15,243,316
Van Eck VIPT Emerging Markets	107,948	$1,322,567
Van Eck VIPT Emerging Markets II	2,106	$24,999
Van Eck VIPT Global Resources Fund	26,637	$540,622
Van Eck VIPT Global Resources Fund Class S	—	$—
Van Eck VIPT Unconstrained Emerging Markets	112,241	$911,426

(6) On May 1, 2023, the JP Morgan Insurance Trust Small Cap Core Portfolio merged into LVIP JPMorgan Small Cap Core Fund - Standard Class.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 5 – PURCHASES AND SALES OF PORTFOLIO SHARES

Purchases and proceeds from sales of shares in the portfolios for the year ended December 31, 2023 are set forth below:

		Sales
Portfolio	Purchases	Proceeds
AB VPS Balanced Hedged Allocation Portfolio	$6,021	$921
AB VPS Discovery Value Portfolio Class A (1)	$229,694	$199,866
AB VPS Discovery Value Portfolio Class B (2)	$3,816	$2,760
AB VPS International Value B Portfolio	$123	$3,278
AB VPS International Value Fund	$70,183	$364,093
AB VPS Relative Value Portfolio (3)	$3,617	$3,923
AB VPS Sustainable International Thematic Portfolio	$5,982	$23,775
Alger Capital Appreciation Fund	$40,134	$434,390
Alger Large Cap Growth Fund	$464,965	$972,852
Alger Small Cap Growth Fund	$40,771	$146,101
Allspring VT Discovery SMID Cap Growth Fund (4)	$110,739	$286,970
Allspring VT Opportunity Fund	$163,835	$204,942
American Century VP Capital Appreciation Fund	$285	$222
American Century VP Disciplined Core Value Fund	$46,817	$202,250
American Century VP Growth	$—	$40,684
American Century VP Inflation Protection Portfolio	$59,357	$123,308
American Century VP International Portfolio	$162,052	$367,029
American Century VP Large Company Value	$2,909	$774
American Century VP Ultra Class 2	$28,324	$49,349
American Century VP Ultra Portfolio	$107,284	$49,559
American Century VP Value Class 2	$3,042	$8,024
American Century VP Value Portfolio	$308,335	$378,225
American Funds AFIS American High-Income Trust	$2,968	$2,238
American Funds AFIS Asset Allocation Fund	$88,482	$77,348
American Funds AFIS Capital World Bond Fund	$—	$177
American Funds AFIS Capital World Growth & Income Fund	$2,797	$5,568
American Funds AFIS Global Small Capitalization Fund	$420	$551
American Funds AFIS Growth-Income Fund	$10,553	$8,425
American Funds AFIS New World Fund	$4,634	$15,140
Blackrock Advantage SMID Cap V.I. Fund	$214	$3,706
Blackrock Equity Dividend V.I. Fund	$17,814	$31,052
Blackrock Global Allocation V.I. Fund	$—	$—
Blackrock Government Money Market V.I. Fund	$572,295	$197,407
BNY Mellon Appreciation Portfolio	$27,444	$56,701
BNY Mellon Opportunistic Small Cap Portfolio	$11,813	$49,103
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	$32,230	$26,877
DWS CROCI® U.S. VIP	$2,855	$7,284
DWS Small Cap Index Fund	$2,823	$9,645
DWS Small Mid Cap Value Portfolio	$105,757	$113,020
Fidelity VIP Contrafund Class 2 Portfolio	$402,312	$974,480

(1) On May 1, 2023, the AB VPS Small Midcap Value Fund was renamed to AB VPS Discovery Value Portfolio Class A.

(2) On May 1, 2023, the AB VPS Small Mid Cap was renamed to AB VPS Discovery Value Portfolio Class B.

(3) On May 1, 2023, the AB VPS Growth and Income Fund was renamed to AB VPS Relative Value Portfolio.

(4) On May 1, 2023, the Allspring VT Discovery Fund was renamed to Allspring VT Discovery SMID Cap Growth Fund.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 5 – PURCHASES AND SALES OF PORTFOLIO SHARES

		Sales
Portfolio	Purchases	Proceeds
Fidelity VIP Contrafund Initial Class	$11,477	$26,650
Fidelity VIP Disciplined Small Cap Fund	$5,310	$129,161
Fidelity VIP Dynamic Capital Appreciation Fund	$24,421	$185,232
Fidelity VIP Equity Income Portfolio	$328,180	$831,808
Fidelity VIP Freedom Income	$3,141	$854
Fidelity VIP Government Money Market Portfolio	$3,099,260	$3,715,719
Fidelity VIP Growth Opportunities Fund	$2,001	$13,776
Fidelity VIP Growth Portfolio	$440,020	$813,460
Fidelity VIP High Income Portfolio	$124,868	$403,041
Fidelity VIP Index 500 II Portfolio	$685,766	$1,321,506
Fidelity VIP Index 500 Initial Class	$826,841	$1,488,450
Fidelity VIP Investment Grade Bond Portfolio	$193,411	$368,729
Fidelity VIP Mid Cap Class 2 Portfolio	$278,509	$621,423
Fidelity VIP Mid Cap Service Class	$15,717	$136,445
Fidelity VIP Overseas Portfolio	$91,939	$443,462
Fidelity VIP Real Estate Portfolio	$7,810	$9,796
Fidelity VIP Value Strategies Portfolio	$29,192	$147,083
Franklin Templeton VIP Allocation	$133	$63
Franklin Templeton VIP Developing Market	$756	$1,143
Franklin Templeton VIP Foreign Securities	$61,304	$297,217
Franklin Templeton VIP Global Bond	$146	$9,993
Franklin Templeton VIP Global Discovery Securities	$72,658	$83,727
Franklin Templeton VIP Global Real Estate	$33,776	$31,711
Franklin Templeton VIP Mutual Global Discovery Securities	$—	$—
Franklin Templeton VIP Mutual Shares Securities	$80,000	$215,348
Franklin Templeton VIP Rising Dividends	$23,381	$21,380
Franklin Templeton VIP Small Cap Value	$26,683	$128,134
Franklin Templeton VIP Small-Midcap Growth II	$5,560	$35,516
Franklin Templeton VIP Small-Midcap Growth IV	$426	$4,047
Franklin Templeton VIP US Government	$15,251	$93,629
Goldman Sachs VIT Equity Index Fund Service Class (5)	$39	$357,146
Goldman Sachs VIT Growth Opportunities Fund Service Class	$133	$260
Goldman Sachs VIT Small Cap Equity Insights Fund Service Class	$2,265	$919
Invesco I.O. V.I. Conservative Balanced Fund	$4,356	$99,447
Invesco I.O. V.I. Global Strategic Income Fund	$565	$39,180
Invesco I.O. V.I. Main Street Small Cap Fund	$1,848	$11,326
Invesco V.I. Discovery Mid Cap Growth Fund	$27,974	$55,688
Invesco V.I. Discovery Mid Cap Growth Fund II	$1,525	$5,990
Invesco V.I. Diversified Dividend Fund	$4,955	$1,030
Invesco V.I. Equity & Income Fund	$1,860	$152
Invesco V.I. Global Real Estate	$(1)	$1,786
Invesco V.I. Government Securities Fund	$1,005	$447
Invesco V.I. Health Care Fund	$84,548	$360,610

(5) On April 21, 2023 the Goldman Sachs VIT Equity Index Fund Service Class was liquidated.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 5 – PURCHASES AND SALES OF PORTFOLIO SHARES

		Sales
Portfolio	Purchases	Proceeds
Invesco V.I. High Yield Fund	$1,576	$426
Invesco V.I. International Growth Fund	$82	$250
Invesco V.I. Technology Fund	$20,831	$144,785
JP Morgan Insurance Trust Small Cap Core Portfolio (6)	$18,548	$719,794
LVIP JPMorgan Small Cap Core Fund - Standard Class (6)	$751,078	$56,423
Neuberger Berman Trust Mid Cap Growth Class S	$18,468	$24,304
Neuberger Berman Trust Mid Cap Growth Portfolio	$29,385	$61,185
Neuberger Berman Trust Short Duration Bond Portfolio	$220,672	$433,424
Neuberger Berman Trust Sustainable Equity Portfolio	$24,525	$87,325
T Rowe Price Blue Chip Growth Portfolio	$145,542	$656,962
T Rowe Price Equity Income Portfolio	$352,492	$320,914
T Rowe Price Health Sciences Portfolio	$152,164	$421,761
T Rowe Price Mid Cap Growth II	$8,998	$4,957
T Rowe Price Moderate Allocation	$9,324	$8,321
Touchstone TVST Balanced	$161,318	$1,186,400
Touchstone TVST Bond	$528,866	$885,767
Touchstone TVST Common Stock	$1,569,155	$2,705,981
Touchstone TVST Small Company	$1,032,540	$2,328,513
Van Eck VIPT Emerging Markets	$89,366	$138,816
Van Eck VIPT Emerging Markets II	$745	$469
Van Eck VIPT Global Resources Fund	$89,437	$118,234
Van Eck VIPT Global Resources Fund Class S	$(1)	$30,848
Van Eck VIPT Unconstrained Emerging Markets	$54,637	$149,715

(6) On May 1, 2023, the JP Morgan Insurance Trust Small Cap Core Portfolio merged into LVIP JPMorgan Small Cap Core Fund - Standard Class.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 6 – CHANGES IN UNITS

Changes in units in the portfolios for the year ended December 31, 2023 are set forth below:

Units Issued, Transferred and Redeemed:	Beginning balance:		Units Issued		Units Transferred		Units redeemed		Ending balance
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
AB VPS Balanced Hedged Allocation Portfolio	5,287.64	—	—	—	167.70	—	(0.24)	—	5,455.10	—
AB VPS Discovery Value Portfolio Class A (1)	—	34,527.57	—	100.49	—	813.64	—	(2,998.52)	—	32,443.18
AB VPS Discovery Value Portfolio Class B (2)	2,739.50	—	—	—	3.40	—	(143.62)	—	2,599.28	—
AB VPS International Value B Portfolio	1,867.79	—	—	—	—	—	(284.51)	—	1,583.28	—
AB VPS International Value Fund	—	130,026.79	—	171.29	—	(10,662.20)	—	(6,944.10)	—	112,591.78
AB VPS Relative Value Portfolio (3)	—	2,487.53	—	9.21	—	18.29	—	(250.28)	—	2,264.75
AB VPS Sustainable International Thematic Portfolio	—	6,698.24	—	—	—	(25.58)	—	(909.46)	—	5,763.20
Alger Capital Appreciation Fund	—	33,874.21	—	40.22	—	(2,712.72)	—	(5,478.43)	—	25,723.28
Alger Large Cap Growth Fund	—	147,037.97	—	81.85	—	1,382.42	—	(8,583.69)	—	139,918.55
Alger Small Cap Growth Fund	—	27,142.36	—	21.24	—	321.16	—	(2,984.23)	—	24,500.53
Allspring VT Discovery SMID Cap Growth Fund (4)	—	35,319.64	—	77.28	—	424.10	—	(2,961.24)	—	32,859.78
Allspring VT Opportunity Fund	—	28,175.62	—	2.87	—	(693.62)	—	(1,821.89)	—	25,662.98
American Century VP Capital Appreciation Fund	877.69	—	—	—	14.65	—	—	—	892.34	—
American Century VP Disciplined Core Value Fund	—	60,635.44	—	6.72	—	421.47	—	(5,484.86)	—	55,578.77
American Century VP Growth	15,252.33	—	—	—	(27.10)	—	(1,515.81)	—	13,709.42	—
American Century VP Inflation Protection Portfolio	—	45,844.81	—	115.22	—	1,216.03	—	(6,793.24)	—	40,382.82
American Century VP International Portfolio	—	118,386.77	—	164.71	—	(1,293.70)	—	(7,664.76)	—	109,593.02
American Century VP Large Company Value	3,478.41	—	—	—	—	—	—	—	3,478.41	—
American Century VP Ultra Class 2	15,922.73	—	—	—	(108.75)	—	(1,597.73)	—	14,216.25	—
American Century VP Ultra Portfolio	—	2,135.92	—	0.92	—	1,917.68	—	(815.61)	—	3,238.91
American Century VP Value Class 2	1,388.13	—	—	—	15.43	—	(424.26)	—	979.30	—
American Century VP Value Portfolio	—	53,008.46	—	150.17	—	(705.28)	—	(5,378.38)	—	47,074.97
American Funds AFIS American High-Income Trust	3,815.15	—	—	—	(8.10)	—	(113.79)	—	3,693.26	—
American Funds AFIS Asset Allocation Fund	5,666.31	—	103.90	—	235.04	—	97.92	—	6,103.17	—
American Funds AFIS Capital World Bond Fund	1,507.63	—	—	—	—	—	—	—	1,507.63	—
American Funds AFIS Capital World Growth & Income Fund	5,319.14	—	—	—	33.82	—	(226.84)	—	5,126.12	—
American Funds AFIS Global Small Capitalization Fund	2,098.31	—	—	—	(2.78)	—	(5.95)	—	2,089.58	—
American Funds AFIS Growth-Income Fund	7,918.15	—	—	—	(40.02)	—	(246.71)	—	7,631.42	—

(1) On May 1, 2023, the AB VPS Small Midcap Value Fund was renamed to AB VPS Discovery Value Portfolio Class A.

(2) On May 1, 2023, the AB VPS Small Mid Cap was renamed to AB VPS Discovery Value Portfolio Class B.

(3) On May 1, 2023, the AB VPS Growth and Income Fund was renamed to AB VPS Relative Value Portfolio.

(4) On May 1, 2023, the Allspring VT Discovery Fund was renamed to Allspring VT Discovery SMID Cap Growth Fund.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 6 – CHANGES IN UNITS

Units Issued, Transferred and Redeemed:	Beginning balance:		Units Issued		Units Transferred		Units redeemed		Ending balance
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
American Funds AFIS New World Fund	1,005.31	—	45.12	—	(9.28)	—	(758.23)	—	282.92	—
Blackrock Advantage SMID Cap V.I. Fund	786.45	—	—	—	0.78	—	(199.57)	—	587.66	—
Blackrock Equity Dividend V.I. Fund	16,417.32	—	—	—	(13.26)	—	(1,545.09)	—	14,858.97	—
Blackrock Global Allocation V.I. Fund	—	—	—	—	—	—	—	—	—	—
Blackrock Government Money Market V.I. Fund	28,480.31	—	—	—	446,325.90	—	(409,815.71)	—	64,990.50	—
BNY Mellon Appreciation Portfolio	—	6,704.08	—	28.66	—	(202.14)	—	(1,064.92)	—	5,465.68
BNY Mellon Opportunistic Small Cap Portfolio	—	7,774.30	—	33.19	—	(1,765.15)	—	(136.07)	—	5,906.27
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	—	9,697.17	—	—	—	82.65	—	(900.02)	—	8,879.80
DWS CROCI® U.S. VIP	—	8,245.46	—	22.22	—	(52.00)	—	(234.48)	—	7,981.20
DWS Small Cap Index Fund	—	898.54	—	—	—	46.23	—	(262.30)	—	682.47
DWS Small Mid Cap Value Portfolio	—	35,693.88	—	50.99	—	575.01	—	(2,052.10)	—	34,267.78
Fidelity VIP Contrafund Class 2 Portfolio	—	96,844.86	—	84.73	—	(901.21)	—	(9,082.97)	—	86,945.41
Fidelity VIP Contrafund Initial Class	14,570.52	—	8.30	—	(252.40)	—	(918.73)	—	13,407.69	—
Fidelity VIP Disciplined Small Cap Fund	23,264.89	—	—	—	(5,610.00)	—	(1,794.73)	—	15,860.16	—
Fidelity VIP Dynamic Capital Appreciation Fund	22,566.48	—	—	—	(6,621.09)	—	(1,517.17)	—	14,428.22	—
Fidelity VIP Equity Income Portfolio	—	115,285.65	—	299.96	—	(2,475.35)	—	(13,718.22)	—	99,392.04
Fidelity VIP Freedom Income	5,436.12	—	—	—	57.65	—	(0.19)	—	5,493.58	—
Fidelity VIP Government Money Market Portfolio	—	363,793.47	—	2,246.70	—	107,730.89	—	(176,006.18)	—	297,764.88
Fidelity VIP Growth Opportunities Fund	6,175.18	—	—	—	(23.86)	—	(296.92)	—	5,854.40	—
Fidelity VIP Growth Portfolio	—	104,849.13	—	48.01	—	(4,550.96)	—	(4,417.76)	—	95,928.42
Fidelity VIP High Income Portfolio	—	98,742.08	—	92.54	—	866.26	—	(19,421.28)	—	80,279.60
Fidelity VIP Index 500 II Portfolio	—	206,128.07	—	213.88	—	3,943.46	—	(18,742.21)	—	191,543.20
Fidelity VIP Index 500 Initial Class	78,973.48	—	37.47	—	(210.56)	—	(30,913.44)	—	47,886.95	—
Fidelity VIP Investment Grade Bond Portfolio	—	134,960.81	—	547.55	—	4,589.43	—	(16,412.70)	—	123,685.09
Fidelity VIP Mid Cap Class 2 Portfolio	—	58,191.52	—	48.68	—	(513.22)	—	(8,358.64)	—	49,368.34
Fidelity VIP Mid Cap Service Class	28,350.42	—	20.38	—	128.96	—	(8,072.49)	—	20,427.27	—
Fidelity VIP Overseas Portfolio	—	91,568.67	—	35.28	—	(3,364.31)	—	(12,130.26)	—	76,109.38
Fidelity VIP Real Estate Portfolio	9,969.75	—	30.95	—	62.67	—	(791.24)	—	9,272.13	—

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 6 – CHANGES IN UNITS

Units Issued, Transferred and Redeemed:	Beginning balance:		Units Issued		Units Transferred		Units redeemed		Ending balance
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Fidelity VIP Value Strategies Portfolio	—	4,691.02	—	—	—	(727.29)	—	(1,632.17)	—	2,331.56
Franklin Templeton VIP Allocation	340.30	—	—	—	—	—	—	—	340.30	—
Franklin Templeton VIP Developing Market	2,753.23	—	—	—	(46.21)	—	—	—	2,707.02	—
Franklin Templeton VIP Foreign Securities	—	70,283.14	—	209.13	—	(2,766.69)	—	(13,049.89)	—	54,675.69
Franklin Templeton VIP Global Bond	3,684.18	—	—	—	(26.67)	—	(1,095.50)	—	2,562.01	—
Franklin Templeton VIP Global Discovery Securities	—	29,380.49	—	277.40	—	(1,058.96)	—	(1,449.99)	—	27,148.94
Franklin Templeton VIP Global Real Estate	—	17,946.05	—	17.46	—	762.22	—	(866.14)	—	17,859.59
Franklin Templeton VIP Mutual Global Discovery Securities	—	—	—	—	—	—	—	—	—	—
Franklin Templeton VIP Mutual Shares Securities	—	27,327.18	—	53.17	—	(10.56)	—	(8,339.63)	—	19,030.16
Franklin Templeton VIP Rising Dividends	8,656.10	—	45.66	—	(5.88)	—	(793.28)	—	7,902.60	—
Franklin Templeton VIP Small Cap Value	—	10,760.00	—	34.74	—	(2,841.26)	—	(512.44)	—	7,441.04
Franklin Templeton VIP Small-Midcap Growth II	—	10,029.28	—	—	—	8.77	—	(717.16)	—	9,320.89
Franklin Templeton VIP Small-Midcap Growth IV	3,819.41	—	—	—	24.51	—	(178.23)	—	3,665.69	—
Franklin Templeton VIP US Government	—	35,761.60	—	17.49	—	394.38	—	(8,615.10)	—	27,558.37
Goldman Sachs VIT Equity Index Fund Service Class (5)	17,857.05	—	—	—	—	—	(17,857.05)	—	—	—
Goldman Sachs VIT Growth Opportunities Fund Service Class	991.77	—	—	—	—	—	(0.15)	—	991.62	—
Goldman Sachs VIT Small Cap Equity Insights Fund Service Class	3,082.29	—	—	—	109.02	—	(1.39)	—	3,189.92	—
Invesco I.O. V.I. Conservative Balanced Fund	—	14,213.37	—	—	—	211.90	—	(8,827.70)	—	5,597.57
Invesco I.O. V.I. Global Strategic Income Fund	—	42,901.25	—	—	—	(1,876.83)	—	(1,895.19)	—	39,129.23
Invesco I.O. V.I. Main Street Small Cap Fund	—	5,285.99	—	—	—	87.61	—	(736.17)	—	4,637.43
Invesco V.I. Discovery Mid Cap Growth Fund	—	26,468.45	—	—	—	796.21	—	(2,719.13)	—	24,545.53
Invesco V.I. Discovery Mid Cap Growth Fund II	5,172.12	—	—	—	120.40	—	(407.18)	—	4,885.34	—
Invesco V.I. Diversified Dividend Fund	2,624.79	—	—	—	42.85	—	(0.23)	—	2,667.41	—
Invesco V.I. Equity & Income Fund	712.91	—	—	—	69.39	—	—	—	782.30	—
Invesco V.I. Global Real Estate	180.76	—	—	—	(9.34)	—	(171.42)	—	—	—
Invesco V.I. Government Securities Fund	3,450.87	—	35.18	—	12.21	—	(1.12)	—	3,497.14	—
Invesco V.I. Health Care Fund	—	47,313.50	—	19.13	—	(626.64)	—	(8,654.03)	—	38,051.96
Invesco V.I. High Yield Fund	2,764.43	—	—	—	—	—	—	—	2,764.43	—

(5) On April 21, 2023 the Goldman Sachs VIT Equity Index Fund Service Class was liquidated.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 6 – CHANGES IN UNITS

Units Issued, Transferred and Redeemed:	Beginning balance:		Units Issued		Units Transferred		Units redeemed		Ending balance
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Invesco V.I. International Growth Fund	1,035.03	—	—	—	—	—	—	—	1,035.03	—
Invesco V.I. Technology Fund	—	54,513.11	—	—	—	(753.59)	—	(6,713.83)	—	47,045.69
JP Morgan Insurance Trust Small Cap Core Portfolio (6)	—	18,445.32	—	65.80	—	(18,413.48)	—	(97.64)	—	—
LVIP JPMorgan Small Cap Core Fund - Standard Class (6)	—	—	—	61.79	—	69,729.21	—	(1,062.02)	—	68,728.98
Neuberger Berman Trust Mid Cap Growth Class S	—	16,525.76	—	90.31	—	522.27	—	(706.04)	—	16,432.30
Neuberger Berman Trust Mid Cap Growth Portfolio	—	11,773.00	—	77.59	—	(520.81)	—	(112.80)	—	11,216.98
Neuberger Berman Trust Short Duration Bond Portfolio	—	249,170.99	—	583.82	—	8,853.17	—	(37,412.61)	—	221,195.37
Neuberger Berman Trust Sustainable Equity Portfolio	—	23,016.59	—	39.26	—	(100.44)	—	(1,485.81)	—	21,469.60
T Rowe Price Blue Chip Growth Portfolio	30,016.87	43,830.83	—	90.72	(425.70)	(2,388.60)	(2,708.07)	(5,953.58)	26,883.10	35,579.37
T Rowe Price Equity Income Portfolio	5,620.59	117,820.72	4.84	112.94	86.69	3,039.67	(318.14)	(7,622.77)	5,393.98	113,350.56
T Rowe Price Health Sciences Portfolio	7,345.85	18,652.73	17.30	75.05	(1,274.18)	(1,441.34)	(511.61)	(2,274.34)	5,577.36	15,012.10
T Rowe Price Mid Cap Growth II	2,597.18	—	20.53	—	27.71	—	40.75	—	2,686.17	—
T Rowe Price Moderate Allocation	—	8,953.36	—	12.50	—	82.47	—	(169.19)	—	8,879.14
Touchstone TVST Balanced	59,701.07	156,177.18	98.68	143.48	1,764.28	(7,771.26)	(7,211.82)	(18,021.08)	54,352.21	130,528.32
Touchstone TVST Bond	24,297.44	249,208.26	17.04	708.65	(544.74)	10,836.60	(679.20)	(37,323.11)	23,090.54	223,430.40
Touchstone TVST Common Stock	36,454.17	221,587.74	34.44	378.94	10,189.75	(7,268.45)	(3,270.09)	(26,514.00)	43,408.27	188,184.23
Touchstone TVST Small Company	6,787.74	156,865.77	—	148.22	(4,824.31)	1,182.68	(297.31)	(12,652.45)	1,666.12	145,544.22
Van Eck VIPT Emerging Markets	—	38,813.77	—	98.63	—	348.55	—	(3,278.77)	—	35,982.18
Van Eck VIPT Emerging Markets II	1,675.30	—	—	—	(6.46)	—	(0.31)	—	1,668.53	—
Van Eck VIPT Global Resources Fund	—	52,495.69	—	50.10	—	325.98	—	(2,838.52)	—	50,033.25
Van Eck VIPT Global Resources Fund Class S	2,580.50	—	—	—	(2,580.45)	—	(0.05)	—	—	—
Van Eck VIPT Unconstrained Emerging Markets	—	80,139.75	—	196.79	—	(2,372.30)	—	(8,061.75)	—	69,902.49

(6) On May 1, 2023, the JP Morgan Insurance Trust Small Cap Core Portfolio merged into LVIP JPMorgan Small Cap Core Fund - Standard Class.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 6 – CHANGES IN UNITS

Changes in units in the portfolios for the year ended December 31, 2022 are set forth below:

Units Issued, Transferred and Redeemed:	Beginning balance:		Units Issued		Units Transferred		Units redeemed		Ending balance
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
AB VPS Balanced Hedged Allocation Portfolio (1)	5,354.78	—	—	—	(66.89)	—	(0.25)	—	5,287.64	—
AB VPS Discovery Value Portfolio Class A (4)	—	37,998.66	—	247.21	—	(2,452.20)	—	(1,266.10)	—	34,527.57
AB VPS Discovery Value Portfolio Class B (5)	3,251.69	—	—	—	30.18	—	(542.37)	—	2,739.50	—
AB VPS International Value B Portfolio	1,867.88	—	—	—	—	—	(0.09)	—	1,867.79	—
AB VPS International Value Fund	—	131,657.74	—	288.13	—	596.42	—	(2,515.50)	—	130,026.79
AB VPS Relative Value Portfolio (6)	—	2,790.17	—	9.38	—	(88.74)	—	(223.28)	—	2,487.53
AB VPS Sustainable International Thematic Portfolio (2)	—	6,631.96	—	—	—	943.40	—	(877.12)	—	6,698.24
Alger Capital Appreciation Fund	—	43,712.10	—	140.65	—	1,168.12	—	(11,146.66)	—	33,874.21
Alger Large Cap Growth Fund	—	142,954.09	—	172.50	—	15,106.17	—	(11,194.79)	—	147,037.97
Alger Small Cap Growth Fund	—	27,258.84	—	16.19	—	4,538.72	—	(4,671.39)	—	27,142.36
Allspring VT Discovery SMID Cap Growth Fund (7)	—	33,818.56	—	227.60	—	3,852.26	—	(2,578.78)	—	35,319.64
Allspring VT Opportunity Fund	—	34,233.16	—	32.04	—	(341.55)	—	(5,748.03)	—	28,175.62
American Century VP Capital Appreciation Fund	1,181.71	—	—	—	70.01	—	(374.03)	—	877.69	—
American Century VP Disciplined Core Value Fund	—	65,076.05	—	30.39	—	(243.63)	—	(4,227.37)	—	60,635.44
American Century VP Growth	16,287.75	—	—	—	12.11	—	(1,047.53)	—	15,252.33	—
American Century VP Inflation Protection Portfolio	—	50,588.39	—	418.12	—	(582.44)	—	(4,579.26)	—	45,844.81
American Century VP International Portfolio	—	109,668.23	—	303.85	—	13,196.16	—	(4,781.47)	—	118,386.77
American Century VP Large Company Value	3,478.41	—	—	—	—	—	—	—	3,478.41	—
American Century VP Ultra Class 2	16,894.31	—	—	—	91.19	—	(1,062.77)	—	15,922.73	—
American Century VP Ultra Portfolio	—	2,143.50	—	1.00	—	116.96	—	(125.54)	—	2,135.92
American Century VP Value Class 2	3,439.53	—	—	—	(238.73)	—	(1,812.67)	—	1,388.13	—
American Century VP Value Portfolio	—	59,824.44	—	247.03	—	(3,131.85)	—	(3,931.16)	—	53,008.46
American Funds AFIS American High-Income Trust	3,953.17	—	—	—	(16.97)	—	(121.05)	—	3,815.15	—
American Funds AFIS Asset Allocation Fund	14,112.09	—	32.81	—	(214.28)	—	(8,264.31)	—	5,666.31	—
American Funds AFIS Capital World Bond Fund	5,038.74	—	—	—	—	—	(3,531.11)	—	1,507.63	—
American Funds AFIS Capital World Growth & Income Fund	6,540.55	—	—	—	(98.88)	—	(1,122.53)	—	5,319.14	—
American Funds AFIS Global Small Capitalization Fund	2,034.40	—	—	—	124.92	—	(61.01)	—	2,098.31	—
American Funds AFIS Growth-Income Fund	9,189.30	—	—	—	(208.28)	—	(1,062.87)	—	7,918.15	—

(1) On May 1, 2022, the AB VPS Balanced Wealth Strategy Fund was renamed AB VPS Balanced Hedged Allocation Portfolio.

(4) On May 1, 2023, the AB VPS Small Midcap Value Fund was renamed to AB VPS Discovery Value Portfolio Class A.

(5) On May 1, 2023, the AB VPS Small Mid Cap was renamed to AB VPS Discovery Value Portfolio Class B.

(6) On May 1, 2023, the AB VPS Growth and Income Fund was renamed to AB VPS Relative Value Portfolio.

(2) On May 1, 2022, the AB VPS International Growth Fund was renamed AB VPS Sustainable International Thematic Portfolio.

(7) On May 1, 2023, the Allspring VT Discovery Fund was renamed to Allspring VT Discovery SMID Cap Growth Fund.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 6 – CHANGES IN UNITS

Units Issued, Transferred and Redeemed:	Beginning balance:		Units Issued		Units Transferred		Units redeemed		Ending balance
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
American Funds AFIS New World Fund	1,791.31	—	17.36	—	113.91	—	(917.27)	—	1,005.31	—
Blackrock Advantage SMID Cap V.I. Fund	777.47	—	—	—	9.13	—	(0.15)	—	786.45	—
Blackrock Equity Dividend V.I. Fund	17,551.39	—	—	—	(59.59)	—	(1,074.48)	—	16,417.32	—
Blackrock Global Allocation V.I. Fund	—	—	—	—	—	—	—	—	—	—
Blackrock Government Money Market V.I. Fund	33,041.41	—	—	—	6,719.38	—	(11,280.48)	—	28,480.31	—
BNY Mellon Appreciation Portfolio	—	6,785.72	—	32.50	—	(55.68)	—	(58.46)	—	6,704.08
BNY Mellon Opportunistic Small Cap Portfolio	—	9,455.72	—	65.31	—	5.98	—	(1,752.71)	—	7,774.30
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	—	9,725.54	—	—	—	10.40	—	(38.77)	—	9,697.17
DWS CROCI® U.S. VIP	—	11,782.67	—	23.11	—	(170.28)	—	(3,390.04)	—	8,245.46
DWS Small Cap Index Fund	—	1,803.82	—	—	—	73.74	—	(979.02)	—	898.54
DWS Small Mid Cap Value Portfolio	—	38,748.27	—	83.72	—	(1,827.94)	—	(1,310.17)	—	35,693.88
Fidelity VIP Contrafund Class 2 Portfolio	—	105,378.29	—	57.79	—	215.70	—	(8,806.92)	—	96,844.86
Fidelity VIP Contrafund Initial Class	18,511.43	—	6.93	—	(35.57)	—	(3,912.27)	—	14,570.52	—
Fidelity VIP Disciplined Small Cap Fund	28,198.01	—	—	—	135.39	—	(5,068.51)	—	23,264.89	—
Fidelity VIP Dynamic Capital Appreciation Fund	26,157.61	—	—	—	(361.60)	—	(3,229.53)	—	22,566.48	—
Fidelity VIP Equity Income Portfolio	—	127,077.24	—	673.93	—	(3,777.30)	—	(8,688.22)	—	115,285.65
Fidelity VIP Freedom Income	8,992.62	—	—	—	(70.83)	—	(3,485.67)	—	5,436.12	—
Fidelity VIP Government Money Market Portfolio	—	421,562.23	—	4,997.45	—	(1,654.49)	—	(61,111.72)	—	363,793.47
Fidelity VIP Growth Opportunities Fund	7,290.37	—	—	—	569.47	—	(1,684.66)	—	6,175.18	—
Fidelity VIP Growth Portfolio	—	109,419.59	—	85.78	—	1,993.42	—	(6,649.66)	—	104,849.13
Fidelity VIP High Income Portfolio	—	104,039.34	—	291.39	—	4,328.30	—	(9,916.95)	—	98,742.08
Fidelity VIP Index 500 II Portfolio	—	222,816.64	—	313.44	—	(1,905.22)	—	(15,096.79)	—	206,128.07
Fidelity VIP Index 500 Initial Class	85,833.80	—	19.45	—	(671.77)	—	(6,208.00)	—	78,973.48	—
Fidelity VIP Investment Grade Bond Portfolio	—	153,263.61	—	1,452.85	—	(3,119.02)	—	(16,636.63)	—	134,960.81
Fidelity VIP Mid Cap Class 2 Portfolio	—	65,720.02	—	79.76	—	(3,008.44)	—	(4,599.82)	—	58,191.52
Fidelity VIP Mid Cap Service Class	29,696.20	—	6.39	—	31.84	—	(1,384.01)	—	28,350.42	—
Fidelity VIP Overseas Portfolio	—	95,888.03	—	98.48	—	3,101.68	—	(7,519.52)	—	91,568.67
Fidelity VIP Real Estate Portfolio	11,478.00	—	10.80	—	41.26	—	(1,560.31)	—	9,969.75	—

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 6 – CHANGES IN UNITS

Units Issued, Transferred and Redeemed:	Beginning balance:		Units Issued		Units Transferred		Units redeemed		Ending balance
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Fidelity VIP Value Strategies Portfolio	—	3,677.67	—	—	—	1,305.69	—	(292.34)	—	4,691.02
Franklin Templeton VIP Allocation	340.30	—	—	—	—	—	—	—	340.30	—
Franklin Templeton VIP Developing Market	3,954.90	—	—	—	636.46	—	(1,838.13)	—	2,753.23	—
Franklin Templeton VIP Foreign Securities	—	71,524.60	—	423.20	—	(99.16)	—	(1,565.50)	—	70,283.14
Franklin Templeton VIP Global Bond	4,486.12	—	—	—	66.37	—	(868.31)	—	3,684.18	—
Franklin Templeton VIP Global Discovery Securities	—	33,575.53	—	836.56	—	(2,234.24)	—	(2,797.36)	—	29,380.49
Franklin Templeton VIP Global Real Estate	—	22,585.15	—	121.13	—	(32.30)	—	(4,727.93)	—	17,946.05
Franklin Templeton VIP Mutual Global Discovery Securities	994.25	—	—	—	(20.83)	—	(973.42)	—	—	—
Franklin Templeton VIP Mutual Shares Securities	—	30,737.81	—	18.98	—	(306.73)	—	(3,122.88)	—	27,327.18
Franklin Templeton VIP Rising Dividends	12,197.37	—	22.70	—	(516.07)	—	(3,047.90)	—	8,656.10	—
Franklin Templeton VIP Small Cap Value	—	13,173.00	—	4.43	—	(916.79)	—	(1,500.64)	—	10,760.00
Franklin Templeton VIP Small-Midcap Growth II	—	10,435.06	—	—	—	738.59	—	(1,144.37)	—	10,029.28
Franklin Templeton VIP Small-Midcap Growth IV	5,609.70	—	—	—	747.36	—	(2,537.65)	—	3,819.41	—
Franklin Templeton VIP US Government	—	38,665.69	—	583.33	—	(238.89)	—	(3,248.53)	—	35,761.60
Goldman Sachs VIT Equity Index Fund Service Class (8)	19,016.25	—	—	—	(69.59)	—	(1,089.61)	—	17,857.05	—
Goldman Sachs VIT Growth Opportunities Fund Service Class	1,545.03	—	—	—	135.31	—	(688.57)	—	991.77	—
Goldman Sachs VIT High Quality Floating Rate Fund Service Class (3)	3,493.40	—	—	—	(3,493.08)	—	(0.32)	—	—	—
Goldman Sachs VIT Small Cap Equity Insights Fund Service Class	3,059.64	—	—	—	23.97	—	(1.32)	—	3,082.29	—
Invesco I.O. V.I. Conservative Balanced Fund	—	21,687.27	—	—	—	(2,019.43)	—	(5,454.47)	—	14,213.37
Invesco I.O. V.I. Global Strategic Income Fund	—	50,089.01	—	—	—	(1,131.28)	—	(6,056.48)	—	42,901.25
Invesco I.O. V.I. Main Street Small Cap Fund	—	6,773.80	—	—	—	(532.91)	—	(954.90)	—	5,285.99
Invesco V.I. Discovery Mid Cap Growth Fund	—	36,004.95	—	—	—	(5,054.42)	—	(4,482.08)	—	26,468.45
Invesco V.I. Discovery Mid Cap Growth Fund II	5,221.62	—	—	—	105.51	—	(155.01)	—	5,172.12	—
Invesco V.I. Diversified Dividend Fund	4,688.92	—	—	—	(415.98)	—	(1,648.15)	—	2,624.79	—
Invesco V.I. Equity & Income Fund	2,019.82	—	—	—	(82.71)	—	(1,224.20)	—	712.91	—
Invesco V.I. Global Real Estate	154.82	—	—	—	26.11	—	(0.17)	—	180.76	—
Invesco V.I. Government Securities Fund	4,370.34	—	28.17	—	33.48	—	(981.12)	—	3,450.87	—
Invesco V.I. Health Care Fund	—	50,885.75	—	118.34	—	(592.10)	—	(3,098.49)	—	47,313.50

(8) On April 21, 2023 the Goldman Sachs VIT Equity Index Fund Service Class was liquidated.

(3) On April 27, 2022, the Goldman Sachs VIT High Quality Floating Fund was liquidated.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 6 – CHANGES IN UNITS

Units Issued, Transferred and Redeemed:	Beginning balance:		Units Issued		Units Transferred		Units redeemed		Ending balance
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA
Invesco V.I. High Yield Fund	2,764.43	—	—	—	—	—	—	—	2,764.43	—
Invesco V.I. International Growth Fund	2,615.21	—	—	—	123.05	—	(1,703.23)	—	1,035.03	—
Invesco V.I. Technology Fund	—	55,251.53	—	4.61	—	1,436.88	—	(2,179.91)	—	54,513.11
JP Morgan Insurance Trust Small Cap Core Portfolio (9)	—	19,267.66	—	188.36	—	(300.81)	—	(709.89)	—	18,445.32
Neuberger Berman Trust Mid Cap Growth Class S	—	15,129.89	—	133.47	—	1,397.93	—	(135.53)	—	16,525.76
Neuberger Berman Trust Mid Cap Growth Portfolio	—	15,847.74	—	195.97	—	771.80	—	(5,042.51)	—	11,773.00
Neuberger Berman Trust Short Duration Bond Portfolio	—	291,265.49	—	1,527.93	—	(25,727.23)	—	(17,895.20)	—	249,170.99
Neuberger Berman Trust Sustainable Equity Portfolio	—	25,645.76	—	15.30	—	(382.92)	—	(2,261.55)	—	23,016.59
T Rowe Price Blue Chip Growth Portfolio	32,933.51	45,006.34	—	94.61	1,119.92	1,586.38	(4,036.56)	(2,856.50)	30,016.87	43,830.83
T Rowe Price Equity Income Portfolio	13,914.92	138,602.32	4.21	389.30	(880.24)	(17,251.95)	(7,418.30)	(3,918.95)	5,620.59	117,820.72
T Rowe Price Health Sciences Portfolio	11,902.54	22,287.09	6.38	177.29	27.49	(536.37)	(4,590.56)	(3,275.28)	7,345.85	18,652.73
T Rowe Price Mid Cap Growth II	2,882.91	—	7.15	—	92.20	—	(385.08)	—	2,597.18	—
T Rowe Price Moderate Allocation	—	12,303.82	—	7.96	—	(1,922.27)	—	(1,436.15)	—	8,953.36
Touchstone TVST Balanced	92,852.82	172,484.57	48.43	141.25	(868.89)	(1,482.20)	(32,331.29)	(14,966.44)	59,701.07	156,177.18
Touchstone TVST Bond	25,856.18	275,015.72	14.45	1,961.77	(573.36)	(6,469.13)	(999.83)	(21,300.10)	24,297.44	249,208.26
Touchstone TVST Common Stock	47,421.26	244,414.55	18.25	1,085.23	(567.33)	(3,960.07)	(10,418.01)	(19,951.97)	36,454.17	221,587.74
Touchstone TVST Small Company	10,535.46	167,040.20	—	443.62	(212.28)	(2,122.57)	(3,535.44)	(8,495.48)	6,787.74	156,865.77
Van Eck VIPT Emerging Markets	—	33,908.59	—	291.55	—	7,319.03	—	(2,705.40)	—	38,813.77
Van Eck VIPT Emerging Markets II	1,362.97	—	—	—	312.57	—	(0.24)	—	1,675.30	—
Van Eck VIPT Global Resources Fund	—	66,677.71	—	64.78	—	(10,812.92)	—	(3,433.88)	—	52,495.69
Van Eck VIPT Global Resources Fund Class S	8,291.50	—	—	—	(314.03)	—	(5,396.97)	—	2,580.50	—
Van Eck VIPT Unconstrained Emerging Markets	—	85,162.62	—	206.28	—	(1,985.26)	—	(3,243.89)	—	80,139.75

(9) On May 1, 2023, the JP Morgan Insurance Trust Small Cap Core Portfolio merged into LVIP JPMorgan Small Cap Core Fund - Standard Class.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

A summary of units outstanding and unit values for the Variable Account, the investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total return for the years ended December 31, 2023, 2022, 2021, 2020, and 2019 are shown below. Information for the years ended December 31, 2023, 2022, 2021, 2020, and 2019 reflects the adoption of AICPA Statement of Position 03-5, Financial Highlights of Separate Accounts. Certain ratios presented for the prior years reflect the presentation used in the current year.

	At December 31,						For the Year Ended December 31,
Portfolio	Units		Unit Fair Value		Net Assets		Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
AB VPS Balanced Hedged Allocation Portfolio (e)
2023	5,455.10	—	$13.27	$—	$72,409	$—	0.89%	1.40%	—	11.11%	—
2022	5,287.64	—	$11.95	$—	$63,171	$—	3.22%	1.40%	—	(20.29)%	—
2021	5,354.78	—	$14.99	$—	$80,252	$—	0.26%	1.40%	—	11.80%	—
2020	5,530.80	—	$13.41	$—	$74,143	$—	2.15%	1.40%	—	7.74%	—
2019	4,881.36	—	$12.44	$—	$60,737	$—	2.00%	1.40%	—	16.57%	—
AB VPS Discovery Value Portfolio Class A (d)
2023	—	32,443.18	$—	$49.39	$—	$1,602,283	1.08%	—	1.40%	—	15.56%
2022	—	34,527.57	$—	$42.74	$—	$1,475,565	1.15%	—	1.40%	—	(16.79)%
2021	—	37,998.66	$—	$51.36	$—	$1,951,661	0.76%	—	1.40%	—	34.07%
2020	—	48,237.06	$—	$38.31	$—	$1,847,930	1.10%	—	1.40%	—	1.94%
2019	—	43,352.37	$—	$37.58	$—	$1,629,257	0.59%	—	1.40%	—	18.44%
AB VPS Discovery Value Portfolio Class B (d)
2023	2,599.28	—	$16.69	$—	$43,384	$—	0.80%	1.40%	—	15.25%	—
2022	2,739.50	—	$14.48	$—	$39,673	$—	0.88%	1.40%	—	(16.98)%	—
2021	3,251.69	—	$17.44	$—	$56,722	$—	0.60%	1.40%	—	33.73%	—
2020	3,492.11	—	$13.04	$—	$45,551	$—	0.83%	1.40%	—	1.62%	—
2019	3,378.84	—	$12.84	$—	$43,369	$—	0.29%	1.40%	—	18.24%	—
AB VPS International Value B Portfolio
2023	1,583.28	—	$11.40	$—	$18,046	$—	0.61%	1.40%	—	13.25%	—
2022	1,867.79	—	$10.06	$—	$18,798	$—	4.36%	1.40%	—	(14.99)%	—
2021	1,867.88	—	$11.84	$—	$22,113	$—	1.71%	1.40%	—	9.32%	—
2020	127.42	—	$10.83	$—	$1,380	$—	1.57%	1.40%	—	0.79%	—
2019	127.51	—	$10.74	$—	$1,370	$—	0.84%	1.40%	—	15.17%	—
AB VPS International Value Fund
2023	—	112,591.78	$—	$16.77	$—	$1,888,575	0.79%	—	1.40%	—	13.56%
2022	—	130,026.79	$—	$14.77	$—	$1,920,578	4.83%	—	1.40%	—	(14.80)%
2021	—	131,657.74	$—	$17.34	$—	$2,282,571	2.01%	—	1.40%	—	9.55%
2020	—	140,912.33	$—	$15.83	$—	$2,230,095	2.03%	—	1.40%	—	1.04%
2019	—	134,021.03	$—	$15.66	$—	$2,099,105	0.93%	—	1.40%	—	15.52%
AB VPS Real Estate Investment Fund (h)
2023	—	—	$—	$—	$—	$—	—	—	—	—	—
2022	—	—	$—	$—	$—	$—	—	—	—	—	—
2021	—	—	$—	$—	$—	$—	—	—	—	—	—
2020	—	—	$—	$—	$—	$—	—	—	—	—	—
2019	—	—	$—	$—	$—	$—	11.70%	—	—	—	—
AB VPS Relative Value Portfolio (d) (h)
2023	—	2,264.75	$—	$14.55	$—	$32,962	1.53%	—	1.40%	—	10.48%
2022	—	2,487.53	$—	$13.17	$—	$32,769	1.47%	—	1.40%	—	(5.51)%
2021	—	2,790.17	$—	$13.94	$—	$38,900	0.80%	—	1.40%	—	26.39%
2020	—	3,051.17	$—	$11.03	$—	$33,658	1.63%	—	1.40%	—	1.30%
2019	—	3,024.95	$—	$10.89	$—	$32,942	1.70%	—	1.40%	—	—

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31,						For the Year Ended December 31,
							Investment
							Income	Expense		Total
Portfolio	Units		Unit Fair Value		Net Assets		Ratio (a)	Ratio (b)		Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
AB VPS Sustainable International Thematic Portfolio (e)
2023	—	5,763.20	$—	$22.21	$—	$128,002	—	—	1.40%	—	11.08%
2022	—	6,698.24	$—	$19.99	$—	$133,929	—	—	1.40%	—	(28.61)%
2021	—	6,631.96	$—	$28.01	$—	$185,751	—	—	1.40%	—	6.75%
2020	—	8,344.33	$—	$26.24	$—	$218,927	1.47%	—	1.40%	—	28.14%
2019	—	11,030.66	$—	$20.47	$—	$225,851	0.61%	—	1.40%	—	25.76%
AB VPS Value Fund (h)
2023	—	—	$—	$—	$—	$—	—	—	—	—	—
2022	—	—	$—	$—	$—	$—	—	—	—	—	—
2021	—	—	$—	$—	$—	$—	—	—	—	—	—
2020	—	—	$—	$—	$—	$—	—	—	—	—	—
2019	—	—	$—	$—	$—	$—	6.23%	—	—	—	12.89%
Alger Capital Appreciation Fund
2023	—	25,723.28	$—	$52.71	$—	$1,355,844	—	—	1.40%	—	41.16%
2022	—	33,874.21	$—	$37.34	$—	$1,264,866	—	—	1.40%	—	(37.40)%
2021	—	43,712.10	$—	$59.65	$—	$2,607,354	—	—	1.40%	—	17.48%
2020	—	51,112.43	$—	$50.77	$—	$2,595,160	—	—	1.40%	—	39.79%
2019	—	63,105.43	$—	$36.32	$—	$2,292,070	—	—	1.40%	—	31.74%
Alger Large Cap Growth Fund
2023	—	139,918.55	$—	$56.54	$—	$7,910,770	—	—	1.40%	—	30.84%
2022	—	147,037.97	$—	$43.21	$—	$6,353,749	—	—	1.40%	—	(39.50)%
2021	—	142,954.09	$—	$71.43	$—	$10,210,740	—	—	1.40%	—	10.30%
2020	—	158,125.99	$—	$64.76	$—	$10,240,126	0.17%	—	1.40%	—	64.72%
2019	—	200,923.49	$—	$39.32	$—	$7,899,415	—	—	1.40%	—	25.67%
Alger Small Cap Growth Fund
2023	—	24,500.53	$—	$36.87	$—	$903,357	—	—	1.40%	—	14.89%
2022	—	27,142.36	$—	$32.09	$—	$871,097	—	—	1.40%	—	(38.87)%
2021	—	27,258.84	$—	$52.50	$—	$1,431,123	—	—	1.40%	—	(7.36)%
2020	—	30,493.06	$—	$56.67	$—	$1,728,113	1.02%	—	1.40%	—	64.84%
2019	—	33,979.85	$—	$34.38	$—	$1,168,257	—	—	1.40%	—	27.55%
Allspring VT Discovery SMID Cap Growth Fund (d) (f)
2023	—	32,859.78	$—	$63.89	$—	$2,099,338	—	—	1.40%	—	18.49%
2022	—	35,319.64	$—	$53.92	$—	$1,904,436	—	—	1.40%	—	(38.71)%
2021	—	33,818.56	$—	$87.97	$—	$2,975,089	—	—	1.40%	—	(6.36)%
2020	—	35,634.38	$—	$93.94	$—	$3,347,583	—	—	1.40%	—	60.40%
2019	—	40,438.82	$—	$58.57	$—	$2,368,436	—	—	1.40%	—	37.10%
Allspring VT Opportunity Fund (f)
2023	—	25,662.98	$—	$77.99	$—	$2,001,492	—	—	1.40%	—	24.76%
2022	—	28,175.62	$—	$62.52	$—	$1,761,402	—	—	1.40%	—	(21.90)%
2021	—	34,233.16	$—	$80.05	$—	$2,740,209	0.04%	—	1.40%	—	23.05%
2020	—	36,624.19	$—	$65.05	$—	$2,382,388	0.44%	—	1.40%	—	19.33%
2019	—	42,039.07	$—	$54.51	$—	$2,291,686	0.28%	—	1.40%	—	29.65%
American Century VP Capital Appreciation Fund
2023	892.34	—	$19.90	$—	$17,755	$—	—	1.40%	—	18.89%	—
2022	877.69	—	$16.74	$—	$14,689	$—	—	1.40%	—	(29.24)%	—
2021	1,181.71	—	$23.65	$—	$27,948	$—	—	1.40%	—	9.51%	—
2020	2,354.96	—	$21.60	$—	$50,860	$—	—	1.40%	—	40.32%	—
2019	3,204.42	—	$15.39	$—	$49,321	$—	—	1.40%	—	33.45%	—

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31,						For the Year Ended December 31,
Portfolio	Units		Unit Fair Value		Net Assets		Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
American Century VP Disciplined Core Value Fund (g)
2023	—	55,578.77	$—	$33.61	$—	$1,868,011	1.54%	—	1.40%	—	7.16%
2022	—	60,635.44	$—	$31.37	$—	$1,901,879	1.84%	—	1.40%	—	(13.94)%
2021	—	65,076.05	$—	$36.45	$—	$2,371,784	1.07%	—	1.40%	—	21.94%
2020	—	68,887.16	$—	$29.89	$—	$2,058,913	1.99%	—	1.40%	—	10.26%
2019	—	78,431.48	$—	$27.11	$—	$2,126,066	2.05%	—	1.40%	—	22.24%
American Century VP Growth
2023	13,709.42	—	$27.56	$—	$377,859	$—	—	1.40%	—	41.16%	—
2022	15,252.33	—	$19.53	$—	$297,814	$—	—	1.40%	—	(32.29)%	—
2021	16,287.75	—	$28.84	$—	$469,664	$—	—	1.40%	—	25.38%	—
2020	18,240.65	—	$23.00	$—	$419,508	$—	0.30%	1.40%	—	32.80%	—
2019	19,889.22	—	$17.32	$—	$344,435	$—	0.21%	1.40%	—	33.46%	—
American Century VP Inflation Protection Portfolio
2023	—	40,382.82	$—	$14.48	$—	$584,565	3.60%	—	1.40%	—	2.17%
2022	—	45,844.81	$—	$14.17	$—	$649,525	5.34%	—	1.40%	—	(14.08)%
2021	—	50,588.39	$—	$16.49	$—	$834,169	3.36%	—	1.40%	—	5.14%
2020	—	54,655.21	$—	$15.68	$—	$857,165	1.60%	—	1.40%	—	8.29%
2019	—	59,636.75	$—	$14.48	$—	$863,726	2.55%	—	1.40%	—	7.65%
American Century VP International Portfolio
2023	—	109,593.02	$—	$23.55	$—	$2,580,631	1.40%	—	1.40%	—	11.02%
2022	—	118,386.77	$—	$21.21	$—	$2,510,995	1.50%	—	1.40%	—	(25.79)%
2021	—	109,668.23	$—	$28.58	$—	$3,134,611	0.17%	—	1.40%	—	7.25%
2020	—	120,594.24	$—	$26.65	$—	$3,214,003	0.51%	—	1.40%	—	24.14%
2019	—	141,307.56	$—	$21.47	$—	$3,033,825	0.94%	—	1.40%	—	26.65%
American Century VP Large Company Value
2023	3,478.41	—	$16.67	$—	$58,002	$—	2.44%	1.40%	—	2.35%	—
2022	3,478.41	—	$16.29	$—	$56,673	$—	1.98%	1.40%	—	(1.83)%	—
2021	3,478.41	—	$16.60	$—	$57,729	$—	1.24%	1.40%	—	19.85%	—
2020	3,458.92	—	$13.85	$—	$47,898	$—	1.53%	1.40%	—	1.07%	—
2019	1,800.22	—	$13.70	$—	$24,665	$—	1.78%	1.40%	—	25.55%	—
American Century VP Ultra Class 2
2023	14,216.25	—	$30.04	$—	$427,126	$—	—	1.40%	—	41.30%	—
2022	15,922.73	—	$21.26	$—	$338,579	$—	—	1.40%	—	(33.39)%	—
2021	16,894.31	—	$31.93	$—	$539,356	$—	—	1.40%	—	21.29%	—
2020	18,870.97	—	$26.32	$—	$496,693	$—	—	1.40%	—	47.48%	—
2019	20,845.40	—	$17.85	$—	$372,028	$—	—	1.40%	—	32.60%	—
American Century VP Ultra Portfolio
2023	—	3,238.91	$—	$55.80	$—	$180,731	—	—	1.40%	—	41.53%
2022	—	2,135.92	$—	$39.43	$—	$84,209	—	—	1.40%	—	(33.31)%
2021	—	2,143.50	$—	$59.12	$—	$126,717	—	—	1.40%	—	21.46%
2020	—	2,136.53	$—	$48.67	$—	$103,991	—	—	1.40%	—	47.78%
2019	—	2,715.20	$—	$32.94	$—	$89,428	—	—	1.40%	—	32.72%
American Century VP Value Class 2
2023	979.30	—	$17.45	$—	$17,085	$—	2.25%	1.40%	—	7.52%	—
2022	1,388.13	—	$16.23	$—	$22,525	$—	1.97%	1.40%	—	(1.07)%	—
2021	3,439.53	—	$16.40	$—	$56,419	$—	1.57%	1.40%	—	22.56%	—
2020	3,720.63	—	$13.38	$—	$49,794	$—	2.28%	1.40%	—	(0.57)%	—
2019	4,245.01	—	$13.46	$—	$57,137	$—	1.91%	1.40%	—	25.17%	—

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31,						For the Year Ended December 31,
Portfolio	Units		Unit Fair Value		Net Assets		Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
American Century VP Value Portfolio
2023	—	47,074.97	$—	$50.87	$—	$2,394,718	2.37%	—	1.40%	—	7.59%
2022	—	53,008.46	$—	$47.28	$—	$2,506,231	2.16%	—	1.40%	—	(0.85)%
2021	—	59,824.44	$—	$47.68	$—	$2,852,599	1.73%	—	1.40%	—	22.79%
2020	—	66,060.86	$—	$38.83	$—	$2,565,341	2.40%	—	1.40%	—	(0.42)%
2019	—	66,424.45	$—	$39.00	$—	$2,590,412	2.10%	—	1.40%	—	25.28%
American Funds AFIS American High-Income Trust (f)
2023	3,693.26	—	$13.61	$—	$50,271	$—	6.12%	1.40%	—	10.63%	—
2022	3,815.15	—	$12.30	$—	$46,938	$—	6.98%	1.40%	—	(10.78)%	—
2021	3,953.17	—	$13.79	$—	$54,513	$—	3.65%	1.40%	—	6.69%	—
2020	4,141.27	—	$12.93	$—	$53,528	$—	7.96%	1.40%	—	6.24%	—
2019	3,752.38	—	$12.17	$—	$45,651	$—	6.33%	1.40%	—	10.72%	—
American Funds AFIS Asset Allocation Fund
2023	6,103.17	—	$16.17	$—	$98,676	$—	1.79%	1.40%	—	12.45%	—
2022	5,666.31	—	$14.38	$—	$81,468	$—	1.82%	1.40%	—	(14.85)%	—
2021	14,112.09	—	$16.89	$—	$238,293	$—	1.35%	1.40%	—	13.25%	—
2020	14,221.10	—	$14.91	$—	$212,030	$—	1.49%	1.40%	—	10.60%	—
2019	13,659.41	—	$13.48	$—	$184,129	$—	1.69%	1.40%	—	19.25%	—
American Funds AFIS Capital World Bond Fund (g)
2023	1,507.63	—	$8.79	$—	$13,247	$—	—	1.40%	—	4.43%	—
2022	1,507.63	—	$8.41	$—	$12,685	$—	0.22%	1.40%	—	(18.98)%	—
2021	5,038.74	—	$10.38	$—	$52,324	$—	1.09%	1.40%	—	(6.49)%	—
2020	11,251.82	—	$11.10	$—	$124,949	$—	1.04%	1.40%	—	8.10%	—
2019	10,733.28	—	$10.27	$—	$110,262	$—	1.41%	1.40%	—	6.05%	—
American Funds AFIS Capital World Growth & Income Fund (f)
2023	5,126.12	—	$17.45	$—	$89,449	$—	1.71%	1.40%	—	18.99%	—
2022	5,319.14	—	$14.67	$—	$78,005	$—	2.12%	1.40%	—	(18.71)%	—
2021	6,540.55	—	$18.04	$—	$117,992	$—	1.47%	1.40%	—	12.88%	—
2020	6,432.04	—	$15.98	$—	$102,793	$—	1.14%	1.40%	—	7.04%	—
2019	6,125.17	—	$14.93	$—	$91,451	$—	1.67%	1.40%	—	28.92%	—
American Funds AFIS Global Small Capitalization Fund
2023	2,089.58	—	$15.40	$—	$32,175	$—	0.03%	1.40%	—	14.19%	—
2022	2,098.31	—	$13.48	$—	$28,295	$—	—	1.40%	—	(30.66)%	—
2021	2,034.40	—	$19.45	$—	$39,563	$—	—	1.40%	—	4.96%	—
2020	250.29	—	$18.53	$—	$4,638	$—	0.17%	1.40%	—	27.60%	—
2019	1,213.24	—	$14.52	$—	$17,618	$—	0.01%	1.40%	—	29.43%	—
American Funds AFIS Growth-Income Fund
2023	7,631.42	—	$21.58	$—	$164,691	$—	1.17%	1.40%	—	24.09%	—
2022	7,918.15	—	$17.39	$—	$137,704	$—	1.07%	1.40%	—	(17.86)%	—
2021	9,189.30	—	$21.17	$—	$194,549	$—	0.95%	1.40%	—	22.09%	—
2020	9,322.77	—	$17.34	$—	$161,665	$—	1.19%	1.40%	—	11.68%	—
2019	9,394.86	—	$15.53	$—	$145,879	$—	1.54%	1.40%	—	24.11%	—
American Funds AFIS New World Fund
2023	282.92	—	$15.45	$—	$4,371	$—	0.75%	1.40%	—	14.07%	—
2022	1,005.31	—	$13.54	$—	$13,615	$—	1.15%	1.40%	—	(23.33)%	—
2021	1,791.31	—	$17.66	$—	$31,640	$—	0.66%	1.40%	—	3.18%	—
2020	1,927.40	—	$17.12	$—	$32,993	$—	0.04%	1.40%	—	21.58%	—
2019	1,988.24	—	$14.08	$—	$27,993	$—	0.78%	1.40%	—	27.03%	—

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31,						For the Year Ended December 31,
Portfolio	Units		Unit Fair Value		Net Assets		Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
Blackrock Advantage SMID Cap V.I. Fund (f)
2023	587.66	—	$19.11	$—	$11,228	$—	1.93%	1.40%	—	17.00%	—
2022	786.45	—	$16.33	$—	$12,843	$—	1.78%	1.40%	—	(17.83)%	—
2021	777.47	—	$19.87	$—	$15,451	$—	1.15%	1.40%	—	11.78%	—
2020	777.70	—	$17.78	$—	$13,827	$—	1.46%	1.40%	—	18.00%	—
2019	908.60	—	$15.07	$—	$13,690	$—	2.69%	1.40%	—	26.87%	—
Blackrock Equity Dividend V.I. Fund
2023	14,858.97	—	$18.57	$—	$275,978	$—	1.78%	1.40%	—	10.45%	—
2022	16,417.32	—	$16.82	$—	$276,078	$—	1.49%	1.40%	—	(5.43)%	—
2021	17,551.39	—	$17.78	$—	$312,088	$—	1.29%	1.40%	—	18.64%	—
2020	19,554.28	—	$14.99	$—	$293,084	$—	2.03%	1.40%	—	2.13%	—
2019	22,623.13	—	$14.67	$—	$331,994	$—	1.79%	1.40%	—	25.70%	—
Blackrock Global Allocation V.I. Fund
2023	—	—	$—	$—	$—	$—	—	—	—	—	—
2022	—	—	$—	$—	$—	$—	—	—	—	—	—
2021	—	—	$—	$—	$—	$—	—	—	—	—	—
2020	628.67	—	$14.41	$—	$9,058	$—	0.51%	1.40%	—	19.04%	—
2019	2,076.75	—	$12.10	$—	$25,138	$—	1.28%	1.40%	—	16.13%	—
Blackrock Government Money Market V.I. Fund
2023	64,990.50	—	$10.01	$—	$650,600	$—	4.74%	1.40%	—	3.41%	—
2022	28,480.31	—	$9.68	$—	$275,711	$—	1.37%	1.40%	—	0.01%	—
2021	33,041.41	—	$9.68	$—	$319,844	$—	—	1.40%	—	(1.38)%	—
2020	56,962.28	—	$9.82	$—	$559,101	$—	0.31%	1.40%	—	(1.05)%	—
2019	31,950.53	—	$9.92	$—	$316,931	$—	2.00%	1.40%	—	0.56%	—
BNY Mellon Appreciation Portfolio (h)
2023	—	5,465.68	$—	$42.83	$—	$234,119	0.71%	—	1.40%	—	19.30%
2022	—	6,704.08	$—	$35.90	$—	$240,704	0.70%	—	1.40%	—	(19.20)%
2021	—	6,785.72	$—	$44.43	$—	$301,514	0.44%	—	1.40%	—	25.37%
2020	—	7,767.79	$—	$35.44	$—	$275,297	0.81%	—	1.40%	—	21.98%
2019	—	10,244.74	$—	$29.06	$—	$297,669	1.17%	—	1.40%	—	34.22%
BNY Mellon Opportunistic Small Cap Portfolio (h)
2023	—	5,906.27	$—	$23.60	$—	$139,413	0.34%	—	1.40%	—	7.78%
2022	—	7,774.30	$—	$21.90	$—	$170,268	—	—	1.40%	—	(17.77)%
2021	—	9,455.72	$—	$26.63	$—	$251,850	0.13%	—	1.40%	—	14.85%
2020	—	12,567.45	$—	$23.19	$—	$291,445	0.75%	—	1.40%	—	18.23%
2019	—	17,962.99	$—	$19.61	$—	$352,336	—	—	1.40%	—	20.09%
BNY Mellon Quality Bond Portfolio (g) (h)
2023	—	—	$—	$—	$—	$—	—	—	—	—	—
2022	—	—	$—	$—	$—	$—	—	—	—	—	—
2021	—	—	$—	$—	$—	$—	—	—	—	—	—
2020	—	—	$—	$—	$—	$—	2.39%	—	—	—	—
2019	—	60,322.61	$—	$14.49	$—	$873,905	2.01%	—	1.40%	—	6.56%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (h)
2023	—	8,879.80	$—	$26.94	$—	$239,226	0.74%	—	1.40%	—	22.12%
2022	—	9,697.17	$—	$22.06	$—	$213,935	0.54%	—	1.40%	—	(23.94)%
2021	—	9,725.54	$—	$29.00	$—	$282,085	0.74%	—	1.40%	—	25.24%
2020	—	9,943.22	$—	$23.16	$—	$230,273	1.23%	—	1.40%	—	22.42%
2019	—	13,482.44	$—	$18.92	$—	$255,047	1.47%	—	1.40%	—	32.50%

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31,						For the Year Ended December 31,
Portfolio	Units		Unit Fair Value		Net Assets		Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
DWS CROCI® U.S. VIP
2023	—	7,981.20	$—	$18.37	$—	$146,605	1.36%	—	1.40%	—	18.71%
2022	—	8,245.46	$—	$15.47	$—	$127,587	1.78%	—	1.40%	—	(16.83)%
2021	—	11,782.67	$—	$18.61	$—	$219,225	1.62%	—	1.40%	—	24.52%
2020	—	12,443.91	$—	$14.94	$—	$185,929	2.08%	—	1.40%	—	(13.63)%
2019	—	12,076.33	$—	$17.30	$—	$208,904	1.68%	—	1.40%	—	30.65%
DWS Small Cap Index Fund
2023	—	682.47	$—	$41.20	$—	$28,115	1.36%	—	1.40%	—	15.15%
2022	—	898.54	$—	$35.78	$—	$32,146	0.72%	—	1.40%	—	(21.73)%
2021	—	1,803.82	$—	$45.71	$—	$82,452	0.84%	—	1.40%	—	12.92%
2020	—	2,267.17	$—	$40.48	$—	$91,774	1.14%	—	1.40%	—	17.78%
2019	—	2,308.83	$—	$34.37	$—	$79,355	1.04%	—	1.40%	—	23.49%
DWS Small Mid Cap Value Portfolio
2023	—	34,267.78	$—	$31.90	$—	$1,093,022	0.79%	—	1.40%	—	13.01%
2022	—	35,693.88	$—	$28.23	$—	$1,007,461	0.50%	—	1.40%	—	(17.30)%
2021	—	38,748.27	$—	$34.13	$—	$1,322,399	0.90%	—	1.40%	—	28.24%
2020	—	46,217.34	$—	$26.61	$—	$1,229,920	1.10%	—	1.40%	—	(2.48)%
2019	—	42,393.35	$—	$27.29	$—	$1,156,818	0.36%	—	1.40%	—	19.32%
Fidelity VIP Contrafund Class 2 Portfolio
2023	—	86,945.41	$—	$85.18	$—	$7,406,383	0.47%	—	1.40%	—	31.61%
2022	—	96,844.86	$—	$64.72	$—	$6,268,104	0.53%	—	1.40%	—	(27.33)%
2021	—	105,378.29	$—	$89.06	$—	$9,385,512	0.06%	—	1.40%	—	26.07%
2020	—	115,686.05	$—	$70.65	$—	$8,172,992	0.25%	—	1.40%	—	28.76%
2019	—	131,695.30	$—	$54.87	$—	$7,226,002	0.45%	—	1.40%	—	29.76%
Fidelity VIP Contrafund Initial Class
2023	13,407.69	—	$23.30	$—	$312,436	$—	0.26%	1.40%	—	31.28%	—
2022	14,570.52	—	$17.75	$—	$258,627	$—	0.26%	1.40%	—	(27.50)%	—
2021	18,511.43	—	$24.48	$—	$453,231	$—	0.03%	1.40%	—	25.75%	—
2020	17,525.22	—	$19.47	$—	$341,224	$—	0.09%	1.40%	—	28.43%	—
2019	24,533.22	—	$15.16	$—	$371,934	$—	0.22%	1.40%	—	29.46%	—
Fidelity VIP Disciplined Small Cap Fund
2023	15,860.16	—	$17.56	$—	$278,531	$—	0.79%	1.40%	—	19.00%	—
2022	23,264.89	—	$14.76	$—	$343,326	$—	0.65%	1.40%	—	(19.58)%	—
2021	28,198.01	—	$18.35	$—	$517,431	$—	0.17%	1.40%	—	18.73%	—
2020	32,169.95	—	$15.46	$—	$497,200	$—	0.58%	1.40%	—	16.49%	—
2019	33,289.46	—	$13.27	$—	$441,683	$—	0.80%	1.40%	—	21.67%	—
Fidelity VIP Dynamic Capital Appreciation Fund
2023	14,428.22	—	$23.90	$—	$344,770	$—	0.14%	1.40%	—	26.95%	—
2022	22,566.48	—	$18.82	$—	$424,763	$—	0.11%	1.40%	—	(22.14)%	—
2021	26,157.61	—	$24.18	$—	$632,364	$—	0.12%	1.40%	—	22.55%	—
2020	28,840.11	—	$19.73	$—	$568,908	$—	0.05%	1.40%	—	31.49%	—
2019	33,335.15	—	$15.00	$—	$500,083	$—	0.37%	1.40%	—	28.03%	—
Fidelity VIP Equity Income Portfolio
2023	—	99,392.04	$—	$42.79	$—	$4,253,155	1.88%	—	1.40%	—	9.12%
2022	—	115,285.65	$—	$39.21	$—	$4,520,845	1.93%	—	1.40%	—	(6.27)%
2021	—	127,077.24	$—	$41.84	$—	$5,316,550	1.87%	—	1.40%	—	23.17%
2020	—	142,455.79	$—	$33.97	$—	$4,838,882	1.88%	—	1.40%	—	5.22%
2019	—	148,335.88	$—	$32.28	$—	$4,788,864	1.95%	—	1.40%	—	25.68%

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31,						For the Year Ended December 31,
Portfolio	Units		Unit Fair Value		Net Assets		Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
Fidelity VIP Freedom Income
2023	5,493.58	—	$11.62	$—	$63,812	$—	4.02%	1.40%	—	6.16%	—
2022	5,436.12	—	$10.94	$—	$59,478	$—	2.03%	1.40%	—	(13.47)%	—
2021	8,992.62	—	$12.64	$—	$113,708	$—	0.83%	1.40%	—	1.60%	—
2020	7,786.22	—	$12.45	$—	$96,901	$—	1.08%	1.40%	—	8.76%	—
2019	7,566.73	—	$11.44	$—	$86,587	$—	1.88%	1.40%	—	10.09%	—
Fidelity VIP Government Money Market Portfolio
2023	—	297,764.88	$—	$11.36	$—	$3,383,959	4.88%	—	1.40%	—	3.35%
2022	—	363,793.47	$—	$11.00	$—	$4,000,418	1.32%	—	1.40%	—	(0.04)%
2021	—	421,562.23	$—	$11.00	$—	$4,637,358	0.01%	—	1.40%	—	(1.37)%
2020	—	467,472.45	$—	$11.15	$—	$5,213,964	0.29%	—	1.40%	—	(1.11)%
2019	—	506,868.00	$—	$11.28	$—	$5,716,802	1.92%	—	1.40%	—	0.51%
Fidelity VIP Growth Opportunities Fund										—	—
2023	5,854.40	—	$33.21	$—	$194,431	$—	—	1.40%	—	43.30%	—
2022	6,175.18	—	$23.18	$—	$143,113	$—	—	1.40%	—	(39.17)%	—
2021	7,290.37	—	$38.10	$—	$277,754	$—	—	1.40%	—	10.13%	—
2020	8,238.79	—	$34.60	$—	$285,026	$—	—	1.40%	—	65.90%	—
2019	7,416.38	—	$20.85	$—	$154,654	$—	—	1.40%	—	38.55%	—
Fidelity VIP Growth Portfolio
2023	—	95,928.42	$—	$75.70	$—	$7,262,238	0.12%	—	1.40%	—	34.36%
2022	—	104,849.13	$—	$56.34	$—	$5,907,679	0.66%	—	1.40%	—	(25.50)%
2021	—	109,419.59	$—	$75.63	$—	$8,275,387	—	—	1.40%	—	21.51%
2020	—	118,196.63	$—	$62.24	$—	$7,356,632	0.08%	—	1.40%	—	41.90%
2019	—	137,706.36	$—	$43.86	$—	$6,040,127	0.26%	—	1.40%	—	32.46%
Fidelity VIP High Income Portfolio
2023	—	80,279.60	$—	$19.56	$—	$1,570,101	5.44%	—	1.40%	—	8.95%
2022	—	98,742.08	$—	$17.95	$—	$1,772,485	5.30%	—	1.40%	—	(12.60)%
2021	—	104,039.34	$—	$20.54	$—	$2,136,761	5.11%	—	1.40%	—	2.97%
2020	—	115,499.10	$—	$19.95	$—	$2,303,745	5.12%	—	1.40%	—	1.32%
2019	—	122,933.81	$—	$19.69	$—	$2,420,054	4.96%	—	1.40%	—	13.51%
Fidelity VIP Index 500 II Portfolio
2023	—	191,543.20	$—	$58.40	$—	$11,186,850	1.45%	—	1.40%	—	24.45%
2022	—	206,128.07	$—	$46.93	$—	$9,673,112	1.52%	—	1.40%	—	(19.34)%
2021	—	222,816.64	$—	$58.18	$—	$12,963,641	1.25%	—	1.40%	—	26.80%
2020	—	245,794.32	$—	$45.88	$—	$11,277,979	1.77%	—	1.40%	—	16.60%
2019	—	305,444.79	$—	$39.35	$—	$12,019,649	1.92%	—	1.40%	—	29.54%
Fidelity VIP Index 500 Initial Class
2023	47,886.95	—	$23.05	$—	$1,104,007	$—	1.16%	1.40%	—	24.15%	—
2022	78,973.48	—	$18.57	$—	$1,466,580	$—	1.26%	1.40%	—	(19.54)%	—
2021	85,833.80	—	$23.08	$—	$1,981,198	$—	1.03%	1.40%	—	26.49%	—
2020	80,367.19	—	$18.25	$—	$1,466,589	$—	1.56%	1.40%	—	16.31%	—
2019	65,486.16	—	$15.69	$—	$1,027,444	$—	1.77%	1.40%	—	29.21%	—
Fidelity VIP Investment Grade Bond Portfolio
2023	—	123,685.09	$—	$18.35	$—	$2,269,956	2.53%	—	1.40%	—	4.74%
2022	—	134,960.81	$—	$17.52	$—	$2,364,834	2.23%	—	1.40%	—	(14.16)%
2021	—	153,263.61	$—	$20.41	$—	$3,128,594	2.01%	—	1.40%	—	(1.98)%
2020	—	154,694.75	$—	$20.83	$—	$3,221,603	2.14%	—	1.40%	—	7.88%
2019	—	181,259.01	$—	$19.30	$—	$3,499,149	2.59%	—	1.40%	—	8.15%

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31,						For the Year Ended December 31,
Portfolio	Units		Unit Fair Value		Net Assets		Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
Fidelity VIP Mid Cap Class 2 Portfolio
2023	—	49,368.34	$—	$48.43	$—	$2,390,665	0.57%	—	1.40%	—	13.49%
2022	—	58,191.52	$—	$42.67	$—	$2,482,979	0.50%	—	1.40%	—	(15.92)%
2021	—	65,720.02	$—	$50.75	$—	$3,335,195	0.60%	—	1.40%	—	23.87%
2020	—	70,928.21	$—	$40.97	$—	$2,905,958	0.66%	—	1.40%	—	16.55%
2019	—	77,985.10	$—	$35.15	$—	$2,741,350	0.82%	—	1.40%	—	21.74%
Fidelity VIP Mid Cap Service Class
2023	20,427.27	—	$18.04	$—	$368,576	$—	0.31%	1.40%	—	13.22%	—
2022	28,350.42	—	$15.94	$—	$451,808	$—	0.28%	1.40%	—	(16.14)%	—
2021	29,696.20	—	$19.00	$—	$564,346	$—	0.36%	1.40%	—	23.57%	—
2020	32,249.03	—	$15.38	$—	$495,943	$—	0.40%	1.40%	—	16.23%	—
2019	32,526.62	—	$13.23	$—	$430,351	$—	0.67%	1.40%	—	21.47%	—
Fidelity VIP Overseas Portfolio
2023	—	76,109.38	$—	$24.48	$—	$1,863,237	0.98%	—	1.40%	—	18.85%
2022	—	91,568.67	$—	$20.60	$—	$1,886,232	1.11%	—	1.40%	—	(25.53)%
2021	—	95,888.03	$—	$27.66	$—	$2,652,264	0.50%	—	1.40%	—	18.04%
2020	—	113,019.17	$—	$23.43	$—	$2,648,239	0.44%	—	1.40%	—	14.01%
2019	—	121,834.60	$—	$20.55	$—	$2,503,955	1.63%	—	1.40%	—	26.00%
Fidelity VIP Real Estate Portfolio
2023	9,272.13	—	$11.25	$—	$104,325	$—	2.31%	1.40%	—	9.36%	—
2022	9,969.75	—	$10.29	$—	$102,571	$—	1.13%	1.40%	—	(28.69)%	—
2021	11,478.00	—	$14.43	$—	$165,603	$—	0.93%	1.40%	—	36.73%	—
2020	12,233.55	—	$10.55	$—	$129,091	$—	1.98%	1.40%	—	(8.08)%	—
2019	13,874.58	—	$11.48	$—	$159,282	$—	1.34%	1.40%	—	21.25%	—
Fidelity VIP Value Strategies Portfolio
2023	—	2,331.56	$—	$63.71	$—	$148,548	1.01%	—	1.40%	—	19.18%
2022	—	4,691.02	$—	$53.46	$—	$250,768	1.24%	—	1.40%	—	(8.31)%
2021	—	3,677.67	$—	$58.30	$—	$214,414	1.30%	—	1.40%	—	31.75%
2020	—	6,290.56	$—	$44.25	$—	$278,361	1.32%	—	1.40%	—	6.76%
2019	—	6,602.15	$—	$41.45	$—	$273,660	1.63%	—	1.40%	—	32.67%
Franklin Templeton VIP Allocation
2023	340.30	—	$14.31	$—	$4,870	$—	1.27%	1.40%	—	13.04%	—
2022	340.30	—	$12.66	$—	$4,308	$—	1.53%	1.40%	—	(17.35)%	—
2021	340.30	—	$15.32	$—	$5,212	$—	1.58%	1.40%	—	9.99%	—
2020	340.30	—	$13.92	$—	$4,739	$—	1.34%	1.40%	—	10.20%	—
2019	334.87	—	$12.64	$—	$4,231	$—	2.16%	1.40%	—	—	—
Franklin Templeton VIP Developing Market
2023	2,707.02	—	$14.39	$—	$38,958	$—	1.93%	1.40%	—	10.99%	—
2022	2,753.23	—	$12.97	$—	$35,700	$—	2.25%	1.40%	—	(23.08)%	—
2021	3,954.90	—	$16.86	$—	$66,669	$—	0.77%	1.40%	—	(7.20)%	—
2020	2,636.87	—	$18.17	$—	$47,900	$—	4.67%	1.40%	—	15.42%	—
2019	4,231.25	—	$15.74	$—	$66,593	$—	0.82%	1.40%	—	24.74%	—
Franklin Templeton VIP Foreign Securities
2023	—	54,675.69	$—	$17.88	$—	$977,536	3.33%	—	1.40%	—	19.09%
2022	—	70,283.14	$—	$15.01	$—	$1,055,128	3.17%	—	1.40%	—	(8.88)%
2021	—	71,524.60	$—	$16.48	$—	$1,178,422	1.86%	—	1.40%	—	2.72%
2020	—	74,820.59	$—	$16.04	$—	$1,200,097	3.53%	—	1.40%	—	(2.53)%
2019	—	74,177.18	$—	$16.46	$—	$1,220,638	1.73%	—	1.40%	—	10.97%

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31,						For the Year Ended December 31,
Portfolio	Units		Unit Fair Value		Net Assets		Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
Franklin Templeton VIP Global Bond
2023	2,562.01	—	$8.71	$—	$22,314	$—	—	1.40%	—	1.40%	—
2022	3,684.18	—	$8.59	$—	$31,644	$—	—	1.40%	—	(6.44)%	—
2021	4,486.12	—	$9.18	$—	$41,182	$—	—	1.40%	—	(6.32)%	—
2020	4,336.69	—	$9.80	$—	$42,498	$—	8.24%	1.40%	—	(6.66)%	—
2019	3,843.10	—	$10.50	$—	$40,350	$—	7.11%	1.40%	—	0.45%	—
Franklin Templeton VIP Global Discovery Securities
2023	—	27,148.94	$—	$29.33	$—	$796,360	2.60%	—	1.40%	—	18.89%
2022	—	29,380.49	$—	$24.67	$—	$724,894	1.67%	—	1.40%	—	(5.84)%
2021	—	33,575.53	$—	$26.20	$—	$879,764	2.69%	—	1.40%	—	17.78%
2020	—	36,849.73	$—	$22.25	$—	$819,767	2.80%	—	1.40%	—	(5.55)%
2019	—	37,053.68	$—	$23.55	$—	$872,727	1.85%	—	1.40%	—	22.98%
Franklin Templeton VIP Global Real Estate
2023	—	17,859.59	$—	$16.69	$—	$298,044	2.86%	—	1.40%	—	9.90%
2022	—	17,946.05	$—	$15.19	$—	$272,520	2.37%	—	1.40%	—	(27.08)%
2021	—	22,585.15	$—	$20.83	$—	$470,345	0.86%	—	1.40%	—	25.04%
2020	—	33,851.43	$—	$16.66	$—	$563,802	3.44%	—	1.40%	—	(6.70)%
2019	—	37,409.40	$—	$17.85	$—	$667,799	2.61%	—	1.40%	—	20.68%
Franklin Templeton VIP Mutual Global Discovery Securities
2023	—	—	$—	$—	$—	$—	—	—	—	—	—
2022	—	—	$—	$—	$—	$—	1.70%	—	—	—	—
2021	994.25	—	$14.02	$—	$13,938	$—	2.26%	1.40%	—	17.34%	—
2020	2,353.96	—	$11.95	$—	$28,124	$—	1.87%	1.40%	—	(5.86)%	—
2019	3,414.07	—	$12.69	$—	$43,331	$—	1.42%	1.40%	—	22.56%	—
Franklin Templeton VIP Mutual Shares Securities
2023	—	19,030.16	$—	$24.72	$—	$470,353	1.91%	—	1.40%	—	11.90%
2022	—	27,327.18	$—	$22.09	$—	$603,597	1.86%	—	1.40%	—	(8.71)%
2021	—	30,737.81	$—	$24.19	$—	$743,696	2.80%	—	1.40%	—	17.52%
2020	—	39,488.88	$—	$20.59	$—	$812,982	2.98%	—	1.40%	—	(6.36)%
2019	—	39,620.01	$—	$21.99	$—	$871,087	1.72%	—	1.40%	—	20.88%
Franklin Templeton VIP Rising Dividends
2023	7,902.60	—	$21.07	$—	$166,526	$—	0.86%	1.40%	—	10.44%	—
2022	8,656.10	—	$19.08	$—	$165,159	$—	0.84%	1.40%	—	(11.91)%	—
2021	12,197.37	—	$21.66	$—	$264,195	$—	0.81%	1.40%	—	24.88%	—
2020	12,771.66	—	$17.34	$—	$221,522	$—	1.33%	1.40%	—	14.24%	—
2019	13,697.66	—	$15.18	$—	$207,965	$—	1.17%	1.40%	—	27.37%	—
Franklin Templeton VIP Small Cap Value
2023	—	7,441.04	$—	$38.91	$—	$289,564	0.53%	—	1.40%	—	11.19%
2022	—	10,760.00	$—	$35.00	$—	$376,578	1.10%	—	1.40%	—	(11.31)%
2021	—	13,173.00	$—	$39.46	$—	$519,795	1.03%	—	1.40%	—	23.63%
2020	—	11,064.06	$—	$31.92	$—	$353,122	1.62%	—	1.40%	—	3.73%
2019	—	11,247.72	$—	$30.77	$—	$346,073	1.04%	—	1.40%	—	24.60%
Franklin Templeton VIP Small-Midcap Growth II
2023	—	9,320.89	$—	$38.58	$—	$359,606	—	—	1.40%	—	24.99%
2022	—	10,029.28	$—	$30.87	$—	$309,571	—	—	1.40%	—	(34.61)%
2021	—	10,435.06	$—	$47.20	$—	$492,556	—	—	1.40%	—	8.49%
2020	—	11,973.32	$—	$43.51	$—	$520,928	—	—	1.40%	—	52.94%
2019	—	12,316.18	$—	$28.45	$—	$350,353	—	—	1.40%	—	29.62%

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31,						For the Year Ended December 31,
Portfolio	Units		Unit Fair Value		Net Assets		Investment Income Ratio (a)	Expense Ratio (b)		Total Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
Franklin Templeton VIP Small-Midcap Growth IV
2023	3,665.69	—	$20.31	$—	$74,436	$—	—	1.40%	—	24.96%	—
2022	3,819.41	—	$16.25	$—	$62,068	$—	—	1.40%	—	(34.68)%	—
2021	5,609.70	—	$24.88	$—	$139,557	$—	—	1.40%	—	8.34%	—
2020	4,844.00	—	$22.96	$—	$111,233	$—	—	1.40%	—	52.86%	—
2019	5,333.03	—	$15.02	$—	$80,115	$—	—	1.40%	—	29.45%	—
Franklin Templeton VIP US Government										—	—
2023	—	27,558.37	$—	$10.56	$—	$291,088	3.38%	—	1.40%	—	3.31%
2022	—	35,761.60	$—	$10.22	$—	$365,620	2.70%	—	1.40%	—	(10.75)%
2021	—	38,665.69	$—	$11.46	$—	$442,926	2.35%	—	1.40%	—	(2.98)%
2020	—	68,554.03	$—	$11.81	$—	$809,394	4.09%	—	1.40%	—	2.64%
2019	—	49,367.74	$—	$11.50	$—	$567,865	3.12%	—	1.40%	—	4.01%
Goldman Sachs VIT Equity Index Fund Service Class (d)										—	—
2023	—	—	$—	$—	$—	$—	—	—	—	—	—
2022	17,857.05	—	$18.44	$—	$329,288	$—	1.13%	1.40%	—	(19.67)%	—
2021	19,016.25	—	$22.96	$—	$436,529	$—	0.97%	1.40%	—	26.43%	—
2020	20,614.92	—	$18.16	$—	$374,313	$—	1.29%	1.40%	—	16.26%	—
2019	22,320.22	—	$15.62	$—	$348,593	$—	1.52%	1.40%	—	29.04%	—
Goldman Sachs VIT Growth Opportunities Fund Service Class										—	—
2023	991.62	—	$20.62	$—	$20,446	$—	—	1.40%	—	16.82%	—
2022	991.77	—	$17.65	$—	$17,505	$—	—	1.40%	—	(27.32)%	—
2021	1,545.03	—	$24.29	$—	$37,522	$—	—	1.40%	—	9.94%	—
2020	1,741.17	—	$22.09	$—	$38,464	$—	—	1.40%	—	42.31%	—
2019	1,830.38	—	$15.52	$—	$28,414	$—	—	1.40%	—	32.21%	—
Goldman Sachs VIT High Quality Floating Rate Fund Service Class (e)										—	—
2023	—	—	$—	$—	$—	$—	—	—	—	—	—
2022	—	—	$—	$—	$—	$—	0.56%	—	—	—	—
2021	3,493.40	—	$9.86	$—	$34,453	$—	0.09%	1.40%	—	(1.40)%	—
2020	4,485.41	—	$10.00	$—	$44,864	$—	0.67%	1.40%	—	(0.81)%	—
2019	4,092.83	—	$10.08	$—	$41,273	$—	1.97%	1.40%	—	0.60%	—
Goldman Sachs VIT Small Cap Equity Insights Fund Service Class										—	—
2023	3,189.92	—	$17.51	$—	$55,856	$—	0.82%	1.40%	—	17.31%	—
2022	3,082.29	—	$14.93	$—	$46,006	$—	0.10%	1.40%	—	(20.75)%	—
2021	3,059.64	—	$18.83	$—	$57,621	$—	0.23%	1.40%	—	21.79%	—
2020	3,426.86	—	$15.46	$—	$52,990	$—	—	1.40%	—	6.86%	—
2019	2,567.44	—	$14.47	$—	$37,151	$—	0.30%	1.40%	—	22.81%	—
Invesco I.O. V.I. Conservative Balanced Fund (h)										—	—
2023	—	5,597.57	$—	$11.91	$—	$66,676	1.67%	—	1.40%	—	10.76%
2022	—	14,213.37	$—	$10.75	$—	$152,858	1.11%	—	1.40%	—	(18.16)%
2021	—	21,687.27	$—	$13.14	$—	$285,007	1.22%	—	1.40%	—	8.77%
2020	—	24,726.69	$—	$12.08	$—	$298,739	1.89%	—	1.40%	—	13.00%
2019	—	27,457.29	$—	$10.69	$—	$293,566	2.67%	—	1.40%	—	—

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31,						For the Year Ended December 31,
							Investment
							Income	Expense		Total
Portfolio	Units		Unit Fair Value		Net Assets		Ratio (a)	Ratio (b)		Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
Invesco I.O. V.I. Global Strategic Income Fund (h)
2023	—	39,129.23	$—	$9.41	$—	$368,138	—	—	1.40%	—	7.10%
2022	—	42,901.25	$—	$8.78	$—	$376,860	—	—	1.40%	—	(12.93)%
2021	—	50,089.01	$—	$10.09	$—	$505,353	3.73%	—	1.40%	—	(4.90)%
2020	—	72,151.46	$—	$10.61	$—	$765,418	5.13%	—	1.40%	—	1.56%
2019	—	91,851.65	$—	$10.45	$—	$959,400	4.64%	—	1.40%	—	—
Invesco I.O. V.I. Main Street Small Cap Fund (h)
2023	—	4,637.43	$—	$15.38	$—	$71,328	0.90%	—	1.40%	—	16.20%
2022	—	5,285.99	$—	$13.24	$—	$69,971	0.26%	—	1.40%	—	(17.20)%
2021	—	6,773.80	$—	$15.99	$—	$108,294	0.15%	—	1.40%	—	20.57%
2020	—	11,279.87	$—	$13.26	$—	$149,564	0.36%	—	1.40%	—	17.98%
2019	—	17,032.02	$—	$11.24	$—	$191,421	—	—	1.40%	—	—
Invesco V.I. Discovery Mid Cap Growth Fund (g)
2023	—	24,545.53	$—	$12.89	$—	$316,416	—	—	1.40%	—	11.59%
2022	—	26,468.45	$—	$11.55	$—	$305,761	—	—	1.40%	—	(31.94)%
2021	—	36,004.95	$—	$16.97	$—	$611,074	—	—	1.40%	—	17.45%
2020	—	36,274.22	$—	$14.45	$—	$524,166	—	—	1.40%	—	—
2019	—	—	$—	$—	$—	$—	—	—	—	—	—
Invesco V.I. Discovery Mid Cap Growth Fund II (g)
2023	4,885.34	—	$12.76	$—	$62,357	$—	—	1.40%	—	11.30%	—
2022	5,172.12	—	$11.47	$—	$59,317	$—	—	1.40%	—	(32.08)%	—
2021	5,221.62	—	$16.89	$—	$88,173	$—	—	1.40%	—	17.15%	—
2020	5,423.29	—	$14.41	$—	$78,172	$—	—	1.40%	—	—	—
2019	—	—	$—	$—	$—	$—	—	—	—	—	—
Invesco V.I. Diversified Dividend Fund
2023	2,667.41	—	$15.10	$—	$40,265	$—	1.80%	1.40%	—	7.27%	—
2022	2,624.79	—	$14.07	$—	$36,936	$—	1.40%	1.40%	—	(3.28)%	—
2021	4,688.92	—	$14.55	$—	$68,218	$—	1.99%	1.40%	—	16.96%	—
2020	4,411.20	—	$12.44	$—	$54,873	$—	3.13%	1.40%	—	(1.52)%	—
2019	4,022.93	—	$12.63	$—	$50,815	$—	2.78%	1.40%	—	23.05%	—
Invesco V.I. Equity & Income Fund
2023	782.30	—	$16.06	$—	$12,561	$—	1.87%	1.40%	—	8.72%	—
2022	712.91	—	$14.77	$—	$10,528	$—	1.37%	1.40%	—	(8.99)%	—
2021	2,019.82	—	$16.23	$—	$32,775	$—	0.69%	1.40%	—	16.72%	—
2020	6,312.99	—	$13.90	$—	$87,768	$—	2.32%	1.40%	—	8.13%	—
2019	6,183.57	—	$12.86	$—	$79,505	$—	2.29%	1.40%	—	18.35%	—
Invesco V.I. Global Real Estate
2023	—	—	$—	$—	$—	$—	—	—	—	—	—
2022	180.76	—	$9.41	$—	$1,700	$—	2.66%	1.40%	—	(26.18)%	—
2021	154.82	—	$12.74	$—	$1,973	$—	2.52%	1.40%	—	23.71%	—
2020	158.77	—	$10.30	$—	$1,635	$—	5.76%	1.40%	—	(13.78)%	—
2019	198.47	—	$11.94	$—	$2,371	$—	3.49%	1.40%	—	20.95%	—
Invesco V.I. Government Securities Fund
2023	3,497.14	—	$9.27	$—	$32,426	$—	1.81%	1.40%	—	3.02%	—
2022	3,450.87	—	$9.00	$—	$31,059	$—	1.78%	1.40%	—	(11.81)%	—
2021	4,370.34	—	$10.21	$—	$44,603	$—	2.22%	1.40%	—	(3.78)%	—
2020	4,291.50	—	$10.61	$—	$45,520	$—	2.23%	1.40%	—	4.50%	—
2019	3,221.66	—	$10.15	$—	$32,700	$—	2.54%	1.40%	—	4.29%	—

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31,						For the Year Ended December 31,
							Investment
							Income	Expense		Total
Portfolio	Units		Unit Fair Value		Net Assets		Ratio (a)	Ratio (b)		Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
Invesco V.I. Health Care Fund
2023	—	38,051.96	$—	$29.22	$—	$1,111,739	—	—	1.40%	—	1.60%
2022	—	47,313.50	$—	$28.76	$—	$1,360,537	—	—	1.40%	—	(14.51)%
2021	—	50,885.75	$—	$33.64	$—	$1,711,683	0.20%	—	1.40%	—	10.75%
2020	—	55,561.15	$—	$30.37	$—	$1,687,601	0.33%	—	1.40%	—	12.87%
2019	—	65,371.93	$—	$26.91	$—	$1,759,137	0.04%	—	1.40%	—	30.67%
Invesco V.I. High Yield Fund
2023	2,764.43	—	$11.67	$—	$32,271	$—	5.08%	1.40%	—	8.26%	—
2022	2,764.43	—	$10.78	$—	$29,809	$—	4.59%	1.40%	—	(10.79)%	—
2021	2,764.43	—	$12.09	$—	$33,415	$—	4.69%	1.40%	—	2.57%	—
2020	2,941.70	—	$11.79	$—	$34,669	$—	6.09%	1.40%	—	1.47%	—
2019	1,947.78	—	$11.61	$—	$22,622	$—	7.15%	1.40%	—	11.60%	—
Invesco V.I. International Growth Fund
2023	1,035.03	—	$13.45	$—	$13,925	$—	—	1.40%	—	16.24%	—
2022	1,035.03	—	$11.57	$—	$11,979	$—	1.63%	1.40%	—	(19.63)%	—
2021	2,615.21	—	$14.40	$—	$37,661	$—	1.09%	1.40%	—	4.15%	—
2020	2,505.46	—	$13.83	$—	$34,644	$—	2.22%	1.40%	—	12.16%	—
2019	2,425.99	—	$12.33	$—	$29,908	$—	1.33%	1.40%	—	26.47%	—
Invesco V.I. Mid Cap Growth Fund (g)
2023	—	—	$—	$—	$—	$—	—	—	—	—	—
2022	—	—	$—	$—	$—	$—	—	—	—	—	—
2021	—	—	$—	$—	$—	$—	—	—	—	—	—
2020	—	—	$—	$—	$—	$—	—	—	—	—	(5.94)%
2019	—	19,658.19	$—	$20.81	$—	$409,154	—	—	1.40%	—	32.48%
Invesco V.I. Mid Cap Growth Fund II (g)
2023	—	—	$—	$—	$—	$—	—	—	—	—	—
2022	—	—	$—	$—	$—	$—	—	—	—	—	—
2021	—	—	$—	$—	$—	$—	—	—	—	—	—
2020	—	—	$—	$—	$—	$—	—	—	—	(5.82)%	—
2019	2,496.93	—	$15.12	$—	$37,755	$—	—	1.40%	—	—	—
Invesco V.I. Technology Fund
2023	—	47,045.69	$—	$17.30	$—	$813,880	—	—	1.40%	—	44.92%
2022	—	54,513.11	$—	$11.94	$—	$650,748	—	—	1.40%	—	(40.78)%
2021	—	55,251.53	$—	$20.16	$—	$1,113,742	—	—	1.40%	—	12.83%
2020	—	78,468.54	$—	$17.87	$—	$1,401,889	—	—	1.40%	—	44.09%
2019	—	81,296.43	$—	$12.40	$—	$1,007,976	—	—	1.40%	—	34.00%
JP Morgan Insurance Trust Small Cap Core Portfolio (d)
2023	—	—	$—	$—	$—	$—	2.24%	—	—	—	—
2022	—	18,445.32	$—	$38.61	$—	$712,253	0.48%	—	1.40%	—	(20.47)%
2021	—	19,267.66	$—	$48.55	$—	$935,454	0.51%	—	1.40%	—	19.71%
2020	—	21,142.67	$—	$40.56	$—	$857,500	0.96%	—	1.40%	—	12.11%
2019	—	19,197.43	$—	$36.18	$—	$694,500	0.40%	—	1.40%	—	22.85%
LVIP JPMorgan Small Cap Core Fund - Standard Class (d)
2023	—	68,728.98	$—	$11.34	$—	$779,298	1.05%	—	1.40%	—	—
2022	—	—	$—	$—	$—	$—	—	—	—	—	—
2021	—	—	$—	$—	$—	$—	—	—	—	—	—
2020	—	—	$—	$—	$—	$—	—	—	—	—	—
2019	—	—	$—	$—	$—	$—	—	—	—	—	—

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31,						For the Year Ended December 31,
							Investment
							Income	Expense		Total
Portfolio	Units		Unit Fair Value		Net Assets		Ratio (a)	Ratio (b)		Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
Neuberger Berman Trust Large Cap Value Portfolio (h)
2023	—	—	$—	$—	$—	$—	—	—	—	—	—
2022	—	—	$—	$—	$—	$—	—	—	—	—	—
2021	—	—	$—	$—	$—	$—	—	—	—	—	—
2020	—	—	$—	$—	$—	$—	—	—	—	—	—
2019	—	—	$—	$—	$—	$—	7.94%	—	—	—	11.70%
Neuberger Berman Trust Mid Cap Growth Class S
2023	—	16,432.30	$—	$18.20	$—	$299,045	—	—	1.40%	—	16.34%
2022	—	16,525.76	$—	$15.64	$—	$258,511	—	—	1.40%	—	(29.81)%
2021	—	15,129.89	$—	$22.29	$—	$337,196	—	—	1.40%	—	11.17%
2020	—	17,716.80	$—	$20.05	$—	$355,192	—	—	1.40%	—	37.77%
2019	—	21,307.36	$—	$14.55	$—	$310,056	—	—	1.40%	—	30.65%
Neuberger Berman Trust Mid Cap Growth Portfolio
2023	—	11,216.98	$—	$48.00	$—	$538,432	—	—	1.40%	—	16.52%
2022	—	11,773.00	$—	$41.20	$—	$485,006	—	—	1.40%	—	(29.72)%
2021	—	15,847.74	$—	$58.62	$—	$928,937	—	—	1.40%	—	11.43%
2020	—	17,385.17	$—	$52.60	$—	$914,526	—	—	1.40%	—	38.04%
2019	—	22,950.22	$—	$38.11	$—	$874,573	—	—	1.40%	—	30.91%
Neuberger Berman Trust Short Duration Bond Portfolio
2023	—	221,195.37	$—	$10.42	$—	$2,305,921	4.40%	—	1.40%	—	4.44%
2022	—	249,170.99	$—	$9.98	$—	$2,487,113	3.70%	—	1.40%	—	(6.49)%
2021	—	291,265.49	$—	$10.67	$—	$3,109,183	2.61%	—	1.40%	—	(0.65)%
2020	—	272,593.22	$—	$10.74	$—	$2,928,954	2.35%	—	1.40%	—	2.02%
2019	—	273,705.03	$—	$10.53	$—	$2,882,565	1.91%	—	1.40%	—	2.25%
Neuberger Berman Trust Sustainable Equity Portfolio (h)
2023	—	21,469.60	$—	$50.04	$—	$1,074,361	0.34%	—	1.40%	—	25.15%
2022	—	23,016.59	$—	$39.98	$—	$920,312	0.44%	—	1.40%	—	(19.58)%
2021	—	25,645.76	$—	$49.72	$—	$1,275,067	0.38%	—	1.40%	—	21.77%
2020	—	27,916.21	$—	$40.83	$—	$1,139,806	0.59%	—	1.40%	—	17.90%
2019	—	33,201.90	$—	$34.63	$—	$1,149,755	0.53%	—	1.40%	—	24.14%
Oppenheimer VA Conservative Balanced Fund (h)
2023	—	—	$—	$—	$—	$—	—	—	—	—	—
2022	—	—	$—	$—	$—	$—	—	—	—	—	—
2021	—	—	$—	$—	$—	$—	—	—	—	—	—
2020	—	—	$—	$—	$—	$—	—	—	—	—	—
2019	—	—	$—	$—	$—	$—	—	—	—	—	—
Oppenheimer VA Global Strategic Income Fund (h)
2023	—	—	$—	$—	$—	$—	—	—	—	—	—
2022	—	—	$—	$—	$—	$—	—	—	—	—	—
2021	—	—	$—	$—	$—	$—	—	—	—	—	—
2020	—	—	$—	$—	$—	$—	—	—	—	—	—
2019	—	—	$—	$—	$—	$—	—	—	—	—	—

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31,						For the Year Ended December 31,
							Investment
							Income	Expense		Total
Portfolio	Units		Unit Fair Value		Net Assets		Ratio (a)	Ratio (b)		Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
Oppenheimer VA Main Street Small Cap Fund (h)
2023	—	—	$—	$—	$—	$—	—	—	—	—	—
2022	—	—	$—	$—	$—	$—	—	—	—	—	—
2021	—	—	$—	$—	$—	$—	—	—	—	—	—
2020	—	—	$—	$—	$—	$—	—	—	—	—	—
2019	—	—	$—	$—	$—	$—	—	—	—	—	—
T Rowe Price Blue Chip Growth Portfolio
2023	26,883.10	35,579.37	$24.40	$53.18	$655,877	$1,892,102	—	1.40%	1.40%	46.91%	46.91%
2022	30,016.87	43,830.83	$16.61	$36.20	$498,503	$1,586,666	—	1.40%	1.40%	(39.51)%	(39.51)%
2021	32,933.51	45,006.34	$27.46	$59.84	$904,191	$2,693,389	—	1.40%	1.40%	15.71%	15.71%
2020	34,977.28	51,205.55	$23.73	$51.72	$829,935	$2,648,368	—	1.40%	1.40%	32.06%	32.06%
2019	40,672.58	58,033.43	$17.97	$39.16	$730,773	$2,272,805	—	1.40%	1.40%	27.79%	27.79%
T Rowe Price Equity Income Portfolio
2023	5,393.98	113,350.56	$17.75	$31.05	$95,717	$3,519,694	1.88%	1.40%	1.40%	7.81%	7.81%
2022	5,620.59	117,820.72	$16.46	$28.80	$92,517	$3,393,589	1.71%	1.40%	1.40%	(4.92)%	(4.92)%
2021	13,914.92	138,602.32	$17.31	$30.29	$240,886	$4,198,561	1.36%	1.40%	1.40%	23.49%	23.49%
2020	15,080.08	158,174.70	$14.02	$24.53	$211,406	$3,880,157	2.17%	1.40%	1.40%	(0.44)%	(0.44)%
2019	14,105.07	151,002.32	$14.08	$24.64	$198,617	$3,720,702	2.03%	1.40%	1.40%	24.30%	24.30%
T Rowe Price Health Sciences Portfolio
2023	5,577.36	15,012.10	$19.31	$76.31	$107,702	$1,145,544	—	1.40%	1.40%	1.27%	1.27%
2022	7,345.85	18,652.73	$19.07	$75.35	$140,075	$1,405,517	—	1.40%	1.40%	(13.89)%	(13.89)%
2021	11,902.54	22,287.09	$22.15	$87.51	$263,582	$1,950,321	—	1.40%	1.40%	11.27%	11.27%
2020	15,087.04	26,686.19	$19.90	$78.65	$300,264	$2,098,759	—	1.40%	1.40%	27.48%	27.48%
2019	15,095.24	29,906.36	$15.61	$61.69	$235,672	$1,845,047	—	1.40%	1.40%	26.85%	26.85%
T Rowe Price Mid Cap Growth II
2023	2,686.17	—	$19.71	$—	$52,935	$—	—	1.40%	—	17.99%	—
2022	2,597.18	—	$16.70	$—	$43,380	$—	—	1.40%	—	(23.82)%	—
2021	2,882.91	—	$21.92	$—	$63,206	$—	—	1.40%	—	12.98%	—
2020	2,932.41	—	$19.41	$—	$56,904	$—	—	1.40%	—	21.76%	—
2019	3,365.51	—	$15.94	$—	$53,636	$—	—	1.40%	—	29.17%	—
T Rowe Price Moderate Allocation (h)
2023	—	8,879.14	$—	$30.20	$—	$268,159	2.29%	—	1.40%	—	13.76%
2022	—	8,953.36	$—	$26.55	$—	$237,698	1.61%	—	1.40%	—	(19.44)%
2021	—	12,303.82	$—	$32.96	$—	$405,484	0.98%	—	1.40%	—	8.54%
2020	—	13,233.07	$—	$30.36	$—	$401,791	1.41%	—	1.40%	—	12.95%
2019	—	17,309.98	$—	$26.88	$—	$465,307	1.94%	—	1.40%	—	18.15%
Touchstone TVST Balanced
2023	54,352.21	130,528.32	$17.25	$39.21	$937,510	$5,118,637	1.26%	1.40%	1.40%	16.98%	16.98%
2022	59,701.07	156,177.18	$14.75	$33.52	$880,330	$5,235,665	0.47%	1.40%	1.40%	(17.13)%	(17.13)%
2021	92,852.82	172,484.57	$17.79	$40.45	$1,652,149	$6,977,424	0.21%	1.40%	1.40%	15.45%	15.45%
2020	144,619.52	194,223.03	$15.41	$35.04	$2,228,798	$6,805,111	1.28%	1.40%	1.40%	17.51%	17.51%
2019	165,999.89	236,573.39	$13.12	$29.82	$2,177,108	$7,053,894	1.25%	1.40%	1.40%	21.11%	21.11%
Touchstone TVST Bond
2023	23,090.54	223,430.40	$9.93	$19.72	$229,208	$4,404,945	4.46%	1.40%	1.40%	4.61%	4.61%
2022	24,297.44	249,208.26	$9.49	$18.85	$230,555	$4,696,546	2.03%	1.40%	1.40%	(15.04)%	(15.04)%
2021	25,856.18	275,015.72	$11.17	$22.18	$288,765	$6,100,139	2.41%	1.40%	1.40%	(2.57)%	(2.57)%
2020	23,255.85	269,325.88	$11.46	$22.77	$266,582	$6,131,681	1.70%	1.40%	1.40%	8.19%	8.19%
2019	23,515.00	292,263.04	$10.59	$21.04	$249,141	$6,150,020	1.23%	1.40%	1.40%	8.93%	8.93%

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

	At December 31,						For the Year Ended December 31,
							Investment
							Income	Expense		Total
Portfolio	Units		Unit Fair Value		Net Assets		Ratio (a)	Ratio (b)		Return (c)
	SAVA 5	SAVA	SAVA 5	SAVA	SAVA 5	SAVA		SAVA 5	SAVA	SAVA 5	SAVA
Touchstone TVST Common Stock
2023	43,408.27	188,184.23	$23.05	$64.32	$1,000,494	$12,103,773	0.41%	1.40%	1.40%	24.91%	24.91%
2022	36,454.17	221,587.74	$18.45	$51.49	$672,655	$11,410,011	0.42%	1.40%	1.40%	(18.79)%	(18.79)%
2021	47,421.26	244,414.55	$22.72	$63.41	$1,077,530	$15,498,101	0.52%	1.40%	1.40%	26.08%	26.08%
2020	53,269.14	290,280.89	$18.02	$50.29	$960,013	$14,598,736	0.61%	1.40%	1.40%	21.96%	21.96%
2019	66,017.46	346,547.36	$14.78	$41.24	$975,513	$14,290,009	0.54%	1.40%	1.40%	26.80%	26.80%
Touchstone TVST Small Company
2023	1,666.12	145,544.22	$20.44	$105.73	$34,051	$15,388,820	0.22%	1.40%	1.40%	14.99%	14.99%
2022	6,787.74	156,865.77	$17.77	$91.95	$120,637	$14,423,320	0.03%	1.40%	1.40%	(15.63)%	(15.63)%
2021	10,535.46	167,040.20	$21.06	$108.97	$221,919	$18,203,075	0.07%	1.40%	1.40%	22.46%	22.46%
2020	13,222.17	193,284.33	$17.20	$88.99	$227,432	$17,199,929	0.16%	1.40%	1.40%	17.05%	17.05%
2019	16,069.21	209,024.94	$14.69	$76.02	$236,137	$15,890,915	0.02%	1.40%	1.40%	19.72%	19.72%
Van Eck VIPT Emerging Markets
2023	—	35,982.18	$—	$27.63	$—	$994,202	3.69%	—	1.40%	—	8.26%
2022	—	38,813.77	$—	$25.52	$—	$990,626	0.31%	—	1.40%	—	(25.42)%
2021	—	33,908.59	$—	$34.22	$—	$1,160,393	0.97%	—	1.40%	—	(13.09)%
2020	—	35,331.67	$—	$39.37	$—	$1,391,167	2.05%	—	1.40%	—	15.62%
2019	—	43,537.61	$—	$34.05	$—	$1,482,627	0.48%	—	1.40%	—	28.79%
Van Eck VIPT Emerging Markets II
2023	1,668.53	—	$11.34	$—	$18,916	$—	3.27%	1.40%	—	7.93%	—
2022	1,675.30	—	$10.50	$—	$17,597	$—	—	1.40%	—	(25.77)%	—
2021	1,362.97	—	$14.15	$—	$19,285	$—	0.80%	1.40%	—	(13.43)%	—
2020	2,012.64	—	$16.35	$—	$32,897	$—	2.25%	1.40%	—	15.28%	—
2019	2,685.08	—	$14.18	$—	$38,072	$—	0.31%	1.40%	—	28.43%	—
Van Eck VIPT Global Resources Fund (f)
2023	—	50,033.25	$—	$14.16	$—	$708,273	2.92%	—	1.40%	—	(4.91)%
2022	—	52,495.69	$—	$14.89	$—	$781,536	1.64%	—	1.40%	—	6.90%
2021	—	66,677.71	$—	$13.93	$—	$928,616	0.42%	—	1.40%	—	17.28%
2020	—	88,257.32	$—	$11.88	$—	$1,048,083	0.97%	—	1.40%	—	17.46%
2019	—	98,450.42	$—	$10.11	$—	$995,334	—	—	1.40%	—	10.32%
Van Eck VIPT Global Resources Fund Class S (f)
2023	—	—	$—	$—	$—	$—	—	—	—	—	—
2022	2,580.50	—	$12.23	$—	$31,571	$—	1.68%	1.40%	—	6.63%	—
2021	8,291.50	—	$11.47	$—	$95,134	$—	0.36%	1.40%	—	17.04%	—
2020	13,448.98	—	$9.80	$—	$131,847	$—	0.74%	1.40%	—	17.18%	—
2019	13,410.91	—	$8.37	$—	$112,198	$—	—	1.40%	—	10.00%	—
Van Eck VIPT Unconstrained Emerging Markets
2023	—	69,902.49	$—	$12.24	$—	$855,272	4.15%	—	1.40%	—	9.87%
2022	—	80,139.75	$—	$11.14	$—	$892,482	4.55%	—	1.40%	—	(8.21)%
2021	—	85,162.62	$—	$12.13	$—	$1,033,270	5.16%	—	1.40%	—	(5.38)%
2020	—	83,100.76	$—	$12.82	$—	$1,065,564	7.39%	—	1.40%	—	7.41%
2019	—	88,727.90	$—	$11.94	$—	$1,059,204	0.38%	—	1.40%	—	11.06%

(a)	These amounts represent dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract value either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.
(b)	These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract value through the redemption of units and expenses of the underlying fund have been excluded.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 7 – FINANCIAL HIGHLIGHTS

(c)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(d)	During 2023, the AB VPS Small Midcap Value Fund, AB VPS Small Mid Cap, AB VPS Growth and Income Fund, and Allspring VT Discovery Fund was renamed to AB VPS Discovery Value Portfolio Class A, AB VPS Discovery Value Portfolio Class B, AB VPS Relative Value Portfolio and Allspring VT Discovery SMID Cap Growth Fund, respectively. During 2023, the Goldman Sachs VIT Equity Index Fund Service Class was liquidated. During 2023, the JP Morgan Insurance Trust Small Cap Core Portfolio merged into LVIP JPMorgan Small Cap Core Fund - Standard Class.
(e)	During 2022, the AB VPS Balanced Wealth Strategy Fund was renamed AB VPS Balanced Hedged Allocation Portfolio and the AB VPS International Growth Fund was renamed AB VPS Sustainable International Thematic Portfolio. During 2022, the Goldman Sachs VIT High Quality Floating Fund was liquidated.
(f)	During 2021, the American Funds AFIS High-Income Bond Fund was renamed American Funds AFIS American High-Income Trust, the American Funds AFIS Global Growth & Income Fund was renamed American Funds AFIS Capital World Growth & Income Fund, the Blackrock Value Opportunities V.I. Fund was renamed Blackrock Advantage SMID Cap V.I. Fund, the Van Eck VIPT Global Hard Assets was renamed Van Eck VIPT Global Resources Fund, and the Van Eck VIPT Global Hard Assets Class S was renamed Van Eck VIPT Global Resources Fund Class S. During 2021, the Well Fargo VT Discovery Fund and Wells Fargo VT Opportunity Fund were renamed Allspring VT Discovery Fund and Allspring VT Opportunity Fund, respectively.
(g)	During 2020, the American Century VP Income & Growth Portfolio was renamed American Century VP Disciplined Core Value Fund and the American Funds AFIS Global Bond Fund was renamed American Funds AFIS Capital World Bond Fund. During 2020, the Invesco V.I. Mid Cap Growth Fund merged with the Invesco V.I. Discovery Mid Cap Growth Fund and the Invesco V.I. Mid Cap Growth Fund II merged with the Invesco V.I. Discovery Mid Cap Growth Fund II. During 2020, the BNY Mellon Quality Bond Portfolio was liquidated.
(h)	During 2019, the AB VPS Value Fund merged with the AB VPS Growth and Income Fund and the Neuberger Berman Trust Large Cap Value Portfolio merged with the Neuberger Berman Trust Sustainable Equity Portfolio. During 2019, the Oppenheimer VA funds were acquired by Invesco and substantially all assets and liabilities were transferred to the Invesco I.O. V.I Funds. During 2019, the following underlying funds were liquidated: AB VPS Growth Fund and AB VPS Real Estate Investment Fund. During 2019, the Dreyfus VIF Appreciation Portfolio, Dreyfus VIF Opportunistic Small Cap Portfolio, Dreyfus VIF Quality Bond Portfolio, and Dreyfus VIF Sustainable U.S. Equity Portfolio, Inc. were renamed BNY Mellon Appreciation Portfolio, BNY Mellon Opportunistic Small Cap Portfolio, BNY Mellon Quality Bond Portfolio, and BNY Mellon Sustainable U.S. Equity Portfolio, Inc., respectively. During 2019, the T Rowe Price Personal Strategy Balanced Fund was renamed T Rowe Price Moderate Allocation Fund.

NATIONAL VARIABLE ANNUITY ACCOUNT II

(A Separate Account of National Life Insurance Company)

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2023

NOTE 8 – DISTRIBUTION OF NET INCOME

The Variable Account does not declare dividends to contract holders from accumulated net income. The Variable Account purchases and redeems shares of the subaccounts at net asset value. Any dividend and capital gain distributions are reinvested at net asset value in shares of the subaccounts.

NOTE 9 – DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the IRC, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the adequately diversified requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

National Life believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

PART C - OTHER INFORMATION

Item 27. Exhibits

a)	Board of Directors Resolution. Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant(1)
b)	Custodian Agreements. Not Applicable
c)	Underwriting Contracts.
1.	Form of Distribution Agreement between National Life Insurance Company and Equity Services, Inc. (12)
2.	Form of Selling Agreement (12)
d)	Contracts. The form of the variable annuity contract (2)
1.	Form of Variable Annuity Contract SAVA5
2.	Enhanced Death Benefit Rider (13)
3.	Guaranteed Account Endorsement (13)
4.	Accelerated Benefits Rider - Covered Chronic Illness (6)
5.	Accelerated Benefits Rider - Terminal Illness (6)
6.	Endorsement to the Death Benefit, Systematic Withdrawals, and General Withdrawal Terms Provisions (8)
7.	Roth IRA Endorsement (13)
8.	SIMPLE IRA Endorsement (13)
9.	IRA Endorsement (13)
10.	TDA Endorsement (13)
11.	Endorsement to the Payment Options (13)
12.	Endorsement to the Flexible Premium Variable Deferred Annuity when the Owner is a NIMCRUT (14)
13.	SAVA-5 Endorsement (27)
e)	Applications.
1.	9212 Application (14)
2.	SAVA-5 Application (27)
f)	Depositor’s Certificate of Incorporation and By-Laws. Articles of Incorporation and By-Laws of Depositor (12)
g)	Reinsurance Contracts. Reinsurance agreement: Automatic Modified -Coinsurance (Mod-Co) Reinsurance and Service Agreement - National Life Insurance Company and xxxxx, effective December 31, 1998 (9)
h)	Participation Agreements.
1.	Participation Agreement by and among The Alger American Fund, National Life Insurance Company and Fred Alger and Company, dated January 31, 1995 (3)
i.	Schedule A to the Participation Agreement by and among The Alger American Fund, National Life Insurance Company and Fred Alger Company, dated April 25, 1997 (2)
ii.	Amendment No. 2 to Participation Agreement- Alger American Fund, National Life Insurance Company (15)
iii.	Amendment dated April 25, 2013 to the Participation Agreement Alger American Fund, National Life Insurance Company
2.	Participation Agreement between National Life Insurance Company and American Century Investment, Inc. (4))
i.	Amendment 2 to Shareholder Services Agreement between American Century Investment Services, Inc., American Century Services, LLC and National Life Insurance Company dated April 28, 1998. (10)
ii.	Shareholder Services Agreement between American Century Investment Services, Inc., American Century Services, LLC and National Life Insurance Company dated April 1, 2016. (27)
iii.	Rule 22c-2 Agreement among American Century Investment Services, Inc. and National Life Insurance Company entered into October 16, 2006 (14)
3.	Participation agreement among National Life Insurance Company, Equity Services , Inc. and ALLIANCEBERNSTEIN L.P. AND ALLIANCEBERNSTEIN INVESTMENTS, INC. dated as of September 2, 2008 (20)
i.	Amendment No. 2 dated April 1, 2016 to the Participation Agreement (27)
4.	Participation Agreement between National Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series dated April 11, 2016 (27)
5.	Participation Agreement between National Life Insurance Company, Blackrock Variable Series Fund, Inc. and BlackRock Investments, LLC dated May 1, 2016 (27)
6.	Participation Agreement between National Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc.(5)
i.	Amendment to Participation Agreement among National Life Insurance Company, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Variable Investment Fund (10)
ii.	Supplemental Agreement to the Participation Agreement entered into April 16, 2007 (14)

7.	Participation Agreement - National Life Insurance Company, Scudder Variable Series II, Scudder Distributors, Inc. and Deutsche Investment Management Americas, Inc. (10)
i.	Supplemental Agreement to the Participation Agreement entered into March 12, 2007 (14)
8.	Amended and Restated Participation Agreement between National Life Insurance Company, Fidelity Variable Insurance Products Fund III and Fidelity Distributors Corporation (10)
i.	Amendment to the Fidelity Participation Agreement dated May 18, 2007 (15)
9.	Form of Participation Agreement - National Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (10)
i.	Amendment to Participation Agreement dated June 1, 2007 (16)
ii.	Amendment to the Agreement between National Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (20)
iii.	Amendment dated August 16, 2010 to the Participation Agreement between National Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (24)
iv.	Amendment dated January 15, 2013 to the Participation Agreement between National Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (27)
v.	Amendment Number 5 to the Participation Agreement dated April 1, 2016 (27)
10.	Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and National Life Insurance Company dated April 7, 2016 (27)
i.	Amendment Number 1 to the Participation Agreement dated April 7, 2016 (27)
11.	Participation Agreement - Invesco Variable Insurance Funds, Invesco Distributors, Inc., National Life Insurance Company and Equity Services, Inc. (11)
i.	Amendment to the Participation Agreement between Invesco Variable Insurance Funds, Invesco Distributors, Inc., National Life Insurance Company and Equity Services, Inc. dated April 30, 2010 (25)
12.	Participation Agreement among National Life Insurance Company, JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc. and JPMorgan Funds Management, Inc. dated April 24, 2009 (22)
i.	Supplemental Payment Agreement between National Life Insurance Company, JPMorgan Investment Advisors Inc. and J.P. Morgan Investment Management Inc. dated April 24, 2009 (22)
13.	Form of Participation Agreement between National Life Insurance Company and Neuberger Berman Advisers Managers Trust (4)
i.	Form of Amendment to Participation Agreement (10)
ii.	Amendment to Participation Agreement dated June 23, 2008 (20)
14.	Participation Agreement among National Life Insurance Company and Oppenheimer dated November 11, 2008 (20)
15.	Form of Participation Agreement among National Life Insurance Company and Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc. and Lincoln Financial Investments Corporation dated May 1, 2023*
i.	First Amendment to the Participation Agreement.
i)	Administrative Contracts. N/A
j)	Other Material Contracts. N/A
k)	Legal Opinion.
l)	Other Opinions.
1.	Consent of PricewaterhouseCoopers LLP, Independent Accountants*
m)	Omitted Financial Statements. N/A
n)	Initial Capital Agreements. N/A
o)	Form of Initial Summary Prospectuses. N/A
p)	Powers of Attorney (31)

*Filed herewith.

(1)	Incorporated herein by reference to Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed on January 10, 1997.
(2)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed May 28, 1997.
(3)	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form S-6 Registration Statement (File No. 33-91938) for National Variable Life Insurance Account (VariTrak- File No. 33-91938) filed March 12, 1996.
(4)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement for National Variable Life Insurance Account (Sentinel Estate Provider - File No. 333-44723) filed April 16, 1998.

(5)	Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form S-6 Registration Statement for National Variable Life Insurance Account (Sentinel Estate Provider - File No. 333-44723) filed May 1, 2001.
(6)	Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II (Sentinel Advantage) filed May 1, 2001.
(7)	Incorporated herein by reference to Post Effective Amendment No. 12 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed February 28, 2003.
(8)	Incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-4 Registration Statement (File No. 33-19583 for National Variable Annuity Account II (Sentinel Advantage) filed July 30, 2003.
(9)	Incorporated herein by reference to Post-Effective Amendment No. 14 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed March 1, 2004.
(10)	Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 1, 2004.
(11)	Incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 2, 2005.
(12)	Incorporated herein by reference to Post-Effective Amendment No. 18 to the Form N-6 Registration Statement for National Variable Life Insurance Account (VariTrak - File No. 33-91938) filed May 1, 2006.
(13)	Incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 33-19583) for National Variable Annuity Account II (Sentinel Advantage) filed May 1, 2006.
(14)	Incorporated herein by reference to Post-Effective Amendment No. 20 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed May 1, 2007.
(15)	Incorporated herein by reference to Post- Effective Amendment No. 14 to the Form N-6 Registration Statement (Sentinel Estate Provider - File No. 333-44723) filed for the National Variable Account June 25, 2007.
(16)	Incorporated herein by reference to Post- Effective Amendment No. 15 to the Form N-6 Registration Statement (Sentinel Estate Provider - File No. 333-44723) filed for the National Variable Account May 1, 2008.
(17)	Incorporated herein by reference to Post-Effective Amendment No. 21 to the Form N-4 Registration Statement (File No. 333-19583) for National Variable Annuity Account II filed May 1, 2008.
(18)	Incorporated herein by reference to the Post-Effective Amendment No. 22 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Varitrak- File No. 33-91938) filed May 1, 2008.
(19)	Incorporated herein by reference to the initial Form N-6 Registration Statement for National Variable Life Insurance Account (Investor Select- File No. 333-51535) filed June 9, 2008.
(20)	Incorporated herein by reference to the Post-Effective Amendment No. 23 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Varitrak- File No. 33-91938) filed December 1, 2008.
(21)	Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Investor Select File No. 333-51535) filed December 23, 2008
(22)	Incorporated herein by reference to the Post-Effective Amendment No. 24 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Varitrak- File No. 33-91938) filed May 1, 2009.
(23)	Incorporated herein by reference to the Post Effective Amendment No. 2 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Investor Select-File No. 333-151535) filed April 30, 2010.
(24)	Incorporated herein by reference to the Post Effective Amendment No. 3 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Investor Select-File No. 333-151535) filed April 30, 2011.
(25)	Incorporated herein by reference to the Post-Effective Amendment No. 26 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Varitrak- File No. 33-91938) filed April 20, 2011.
(26)	Incorporated herein by reference to the Post-Effective Amendment No. 7 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Investor Select-File No. 333-151535) filed May 1, 2015.
(27)	Incorporated herein by reference to Post-Effective Amendment No. 31 to the Form N-4 Registration Statement (File No. 33-19583) for National Variable Annuity Account II (Sentinel Advantage) filed April 30, 2016.
(28)	Incorporated herein by reference to the Post-Effective Amendment No. 9 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Investor Select-File No. 333-151535) filed May 1, 2017.
(29)	Incorporated herein by reference to the Post-Effective Amendment No. 10 to the Form N-6 Registration Statement for National Variable Life Insurance Account (Investor Select-File No. 333-151535) filed May 1, 2018.
(30)	Incorporated herein by reference to the Post Effective Amendment No. 34 to the Form N-4 Registration Statement for (File No. 33-19583) for National Variable Annuity Account II (Sentinel Advantage) filed May 1, 2019.
(31)	Incorporated herein by reference to the Post Effective Amendment No. 36 to the Form N-4 Registration Statement for (File No. 33-19583) for National Variable Annuity Account II (Sentinel Advantage) filed May 1, 2020.

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices with Depositor
Mehran Assadi	Chair, President & CEO
Thomas H. MacLeay	Lead Director
Yvette D. Bright	Director
Carol A. Carlson	Director
James H. Douglas	Director
Marcos Mendes Gabriel	Director
Bruce Lisman 1370 Sixth Avenue New York, NY 10021	Director
Racquel Oden	Director
Roger B. Porter Kennedy School of Government Harvard University 79 John F. Kennedy Street Cambridge, MA 02138	Director
Harris H. Simmons Zions Bank One South Main Street 2nd Floor Salt Lake City, Utah 84111	Director
Jason Doiron	Executive Vice President & Chief Investment Officer
Matthew C. Frazee	Executive Vice President & Chief Marketing Officer
Robert E. Cotton	Executive Vice President & Chief Operating Officer
Achim Schwetlick	Executive Vice President
Nimesh Mehta	Senior Vice President & Chief Information Officer
Michael L. Veilleux	Senior Vice President & Chief People Officer
William D. Whitsell	Senior Vice President & Executive Chief Underwriter
Christopher Zimmerman	Senior Vice President & General Counsel
Eric G. Sandberg	Senior Vice President, Chief Financial Officer & Chief Risk Officer
Attaollah Azarshahi	Senior Vice President
Michael H. Crawford	Vice President & Appointed Actuary
Ian McKenny	Vice President & Assistant General Counsel
Tamara Strauss	Vice President & Assistant General Counsel
Ronald Sleiman	Vice President & Chief Actuary
Rebecca Palmer	Vice President & Chief Information Security Officer
Varun Kumar	Vice President & Chief Technology Officer
Donna Lasick	Vice President & Controller
Tamara Burden	Vice President & Deputy Chief Risk Officer
Catherine Shires	Vice President & Illustration Actuary
Gregory M. Mateja	Vice President & Treasurer
Lisa F. Muller	Vice President, Assistant General Counsel & Secretary
Damien Barton	Vice President
Oran Blumenfeld	Vice President

Name and Principal Business Address*	Positions and Offices with Depositor
Stephanie Burmester	Vice President
Wanda O. Catoe	Vice President
Kristin L. Cook	Vice President
Rebecca Dunne	Vice President
Darlene Flagg	Vice President
Michael K. Morey	Vice President
Brian P. Murphy	Vice President
Lisa M. Papazian	Vice President
Louis D. Puglisi	Vice President
Michael Rathje	Vice President
Timothy V. Ryder	Vice President
Michele K. Dungworth	Chief Compliance Officer, Life & Annuity and Separate Accounts Anti-Money Laundering Compliance Officer HIPAA Privacy Officer – Long-Term Care
Erika George	Illustration Officer & Filing Officer
Daniel I. Adams	Filing Officer
Michele Granitz	HIPAA Privacy Officer – Plans

*Unless otherwise indicated, the principal business address is National Life Drive, Montpelier, VT 05604.

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of National Life Insurance Company, a stock life insurance company organized under the laws of Vermont (the “Depositor”). All of the stock of the Depositor is owned by NLV Financial Corporation, a Delaware corporation. All of the stock of NLV Financial Corporation is owned by National Life Holding Company, a mutual insurance holding company organized under Vermont law.

National Life Insurance Company owns 100% of Life Insurance Company of the Southwest (“LSW”), a Texas corporation. LSW owns 100% of National Life Distribution, LLC., a Vermont Corporation.

NLV Financial Corporation owns 100% of Equity Services, Inc., (“ESI”) a Vermont corporation, NLG Capital, Inc., a Vermont corporation, Longhorn Reinsurance Company, a Vermont corporation and Catamount Reinsurance Company, a Vermont corporation.

Item 30. Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The By-Laws of Depositor provide, in part in Article VI, as follows:

7.1	Indemnification.

a)	The Corporation shall indemnify and hold harmless any officer, director, employee or agent of the Corporation to the fullest extent permitted under Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated, as the same may be amended from time to time. Any repeal or modification of this Section 7.1 or of Title 11A, Chapter 8, Subchapter 5 of the Vermont Statutes Annotated shall not adversely affect any right of indemnification of any officer, director or employee of the Corporation existing at any time prior to such repeal or modification. Provided, however, that the Corporation shall not be required to indemnify a person in connection with a proceeding initiated by such person, including a counterclaim or crossclaim, unless the proceeding was authorized by the Board of Directors.

b)	The Corporation may pay or reimburse the reasonable expenses incurred in defending any proceeding in advance of its final disposition if the Corporation has received in advance an undertaking by the person receiving such payment or reimbursement to repay all amounts advanced if it should be ultimately determined that he or she is not entitled to be indemnified under this article or otherwise. The Corporation may require security for any such undertaking.

In addition, the Registrant purchases liability coverage for the Directors and Officers of the Depositor listed in Item 27 above. This coverage is consistent with industry standards. The cost of the coverage is borne entirely by the Registrant.

Item 31. Principal Underwriter

a)	In addition to the Registrant, “ESI” serves as the principal underwriter for National Variable Life Insurance Account.

b)	The following information is furnished with respect to the officers and directors of ESI:

Name and Principal Business Address*	Positions and Offices with ESI
Mehran Assadi	Chair
Matthew C. Frazee	Director
Rebecca Dunne	Director
Robert Cotton	Director
Ataollah Azarshahi	President & Chief Executive Officer
Lisa F. Muller	Assistant Secretary
Eric Kucinskas	Head of Finance, Vice President, Treasurer & Financial Operations Principal
Gregory D. Teese	Senior Vice President & Chief Operations Officer
John Keenan	Senior Vice President
Robert Franklin	Vice President & Chief Compliance Officer
Rebecca Palmer	Vice President & Chief Information Security Officer
Ian A. McKenny	Vice President, Chief Counsel & Secretary
Thomas C. Longfellow	Vice President, Investment Adviser Compliance
Dan Randall	Vice President
Eric Hopkins	Vice President
Laura Plourde	Vice President
Misty Dodson	Vice President
Richard E. Whalen	Vice President
Sharlene T. Mazza	Vice President

*Unless otherwise indicated, principal business address is One National Life Drive, Montpelier, Vermont 05604.

c)	Commission and other compensation received, directly or indirectly from the Registrant during Registrant's last fiscal year by each principal underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
Equity Services, Inc.	$0.00	$0.00	$0.00	$0.00

Item 32. Location of Accounts and Records

This information provided in the Registrant’s most recent report on Form N-CEN.

Item 33. Management Services

All management contracts are discussed in Part A or Part B.

Item 34. Fee Representation

National Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the National Life Insurance Company.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Montpelier, and the State of Vermont, on this the 29th day of April, 2024.

NATIONAL VARIABLE ANNUITY ACCOUNT II (Registrant)

Attest:	/s/ Lisa F. Muller	By:	/s/ Mehran Assadi
	Lisa F. Muller		Mehran Assadi
	Secretary		President and Chief Executive Officer of National Life Insurance Company

NATIONAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ Lisa F. Muller	By:	/s/ Mehran Assadi
	Lisa F. Muller		Mehran Assadi
	Secretary		President and Chief Executive Officer of National Life Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Mehran Assadi	Chair, President, Chief Executive Officer (Principal Executive Officer)	April 29, 2024
Mehran Assadi

/s/ Eric G. Sandberg	Senior Vice President, Chief Financial Officer & Chief Risk Officer (Principal Financial Officer)	April 29, 2024
Eric G. Sandberg

Thomas H. MacLeay*	Lead Director

Yvette D. Bright*	Director

Carol A. Carlson*	Director

James H. Douglas*	Director

Bruce Lisman*	Director

Roger B. Porter*	Director

Harris H. Simmons*	Director

*Lisa Muller signs this document pursuant to the power of attorney incorporated by reference to this Registration Statement.

/s/ Lisa F. Muller	Attorney-in-Fact Pursuant to Power of Attorney	April 29, 2024
Lisa F. Muller

Exhibits

l (1)	Consent of PricewaterhouseCoopers LLP, Independent Accountants